As filed with the Securities and Exchange Commission on April 20, 2005
-------------------------------------------------------------------------------
                               File No. 333-102294
                                        811-09327


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 53

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        ALLSTATE LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                 1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10036

Approximate date of proposed public offering: Continuous.
It is proposed that this filing will become effective (Check Appropriate Box)

( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on April 30, 2005 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

PREFERRED CLIENT VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397                 PROSPECTUS DATED APRIL 30, 2005
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Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Preferred Client Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This Contract is available only through the Morgan Stanley Choice Account Program, and the fees and expenses of the Program are separate from and in addition to fees and expenses of the Contract. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 34 investment alternatives ("INVESTMENT ALTERNATIVES"). This Contract is no longer offered for new sales. The investment alternatives include 34 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS X SHARES)                SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                  SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST       PUTNAM VARIABLE TRUST (CLASS IB SHARES)
 (CLASS I AND CLASS II SHARES)


WE (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              3
--------------------------------------------------------------------------------
  The Contract at a Glance                                                     4
--------------------------------------------------------------------------------
  How the Contract Works                                                       6
--------------------------------------------------------------------------------
  Expense Table                                                                7
--------------------------------------------------------------------------------
  Financial Information                                                        9
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                 9
--------------------------------------------------------------------------------
  Purchase of Contracts                                                       10
--------------------------------------------------------------------------------
  Contract Value                                                              11
--------------------------------------------------------------------------------
  Investment Alternatives                                                     12
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                12
--------------------------------------------------------------------------------
     The Fixed Account Option                                                 14
--------------------------------------------------------------------------------
     Transfers                                                                14
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  Expenses                                                                    17
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------
  Access To Your Money                                                        17
--------------------------------------------------------------------------------
  Income Payments                                                             18
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  Death Benefits                                                              21
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                           24
--------------------------------------------------------------------------------
     Allstate Life                                                            24
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     The Variable Account                                                     24
--------------------------------------------------------------------------------
     The Portfolios                                                           24
--------------------------------------------------------------------------------
     The Contract                                                             25
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan                     25
--------------------------------------------------------------------------------
     Legal Matters                                                            26
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  Taxes                                                                       27
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APPENDIX A - ACCUMULATION UNIT VALUES                                         34
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         41
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                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                           PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                             6
--------------------------------------------------------------------------------
Accumulation Unit                                                              9
--------------------------------------------------------------------------------
Accumulation Unit Value                                                        9
--------------------------------------------------------------------------------
Allstate Life ("We")                                                           1
--------------------------------------------------------------------------------
Annuitant                                                                      5
--------------------------------------------------------------------------------
Automatic Additions Program                                                    4
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                        4
--------------------------------------------------------------------------------
Beneficiary                                                                    6
--------------------------------------------------------------------------------
Cancellation Period                                                            4
--------------------------------------------------------------------------------
* Contract                                                                     1
--------------------------------------------------------------------------------
Contract Anniversary                                                           5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                         6
--------------------------------------------------------------------------------
Contract Value                                                                 5
--------------------------------------------------------------------------------
Contract Year                                                                  4
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                     21
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Death Benefit Combination Option                                              22
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Dollar Cost Averaging Option                                                  14
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Dollar Cost Averaging Program                                                  4
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Due Proof of Death                                                            21
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
Enhanced Death Benefit                                                        22
--------------------------------------------------------------------------------
Fixed Account Option                                                           4
--------------------------------------------------------------------------------
Funds                                                                          1
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Income Plan                                                                    6
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Investment Alternatives                                                        1
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Issue Date                                                                     6
--------------------------------------------------------------------------------
Payout Phase                                                                   6
--------------------------------------------------------------------------------
Payout Start Date                                                              5
--------------------------------------------------------------------------------
Performance Benefit Combination Option                                         4
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Performance Death Benefit Option                                               4
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Performance Income Benefit Option                                              4
--------------------------------------------------------------------------------
Portfolios                                                                     1
--------------------------------------------------------------------------------
Right to Cancel                                                               11
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                  4
--------------------------------------------------------------------------------
Non-Qualified Annuities/Qualified Plans                                       25
--------------------------------------------------------------------------------
Valuation Date                                                                11
--------------------------------------------------------------------------------
Variable Account                                                               1
--------------------------------------------------------------------------------
Variable Sub-Account                                                           1
--------------------------------------------------------------------------------
  *In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states the Contract is available only as a group Contract.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with an initial purchase
                        payment of $1,000 or more. You can add to your Contract
                        as often and as much as you like, but each payment must
                        be at least $100. You must maintain a minimum account
                        size of $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        applicable law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 0.70% of
                          average daily net assets (0.83% if you select the PERFORMANCE DEATH BENEFIT OPTION, or the PERFORMANCE
                          INCOME BENEFIT OPTION, and 0.94% if you select the PERFORMANCE BENEFIT COMBINATION OPTION or the DEATH
                          BENEFIT COMBINATION OPTION)

                        .Transfer fee of $25 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract currently offers 34 investment
ALTERNATIVES            alternatives including:

                        34 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . Morgan Stanley Investment Advisors Inc.

                          . Putnam Investment Management, LLC

                          . Van Kampen (1)

                          . Van Kampen Asset Management

                        The fixed account option ("FIXED ACCOUNT OPTION") described in this prospectus currently is not available. To find out current availability of the Fixed Account Option, or to find out how the Variable
                        Sub-Accounts have performed, call us at 1-800-654-2397.

                        (1) Morgan Stanley Investment Management, Inc., the
                        advisor to the UIF Portfolios, does business in certain
                        instances using the name Van Kampen.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------


                                 4  PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the ANNUITANT dies before the PAYOUT START
                        DATE, we will pay the death benefit described in the
                        Contract. We also offer death benefit options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the total amount in the investment
                        alternative, whichever is less.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $25 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase. In general, you
                        must withdraw at least $500 at a time or the total
                        amount in the investment alternative, if less.
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first. Withdrawals of earnings are taxed as ordinary
                        income and, if taken prior to age 59 1/2, may be
                        subject to an additional 10% federal tax penalty. If
                        the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
-------------------------------------------------------------------------------




The Preferred Client Variable Annuity is currently offered only through investment accounts that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts are specified in the respective account agreements and typically start at 1% and may be subject to minimum fees of $1,000 or more. The fees and expenses associated with these accounts are separate from and in addition to the fees and expenses associated with the Preferred Client Variable Annuity. You should consult your Morgan Stanley Financial Advisor for details.




                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 34 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts. Your investment return for the Variable Sub-Accounts will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 18. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds. The table and expenses also do not reflect the expenses associated with the Choice Account Program. Please see your Morgan Stanley Financial Advisor for details.


CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge                                                     None

-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                    None
-------------------------------------------------------------------------------
Transfer Fee                                                          $25*
-------------------------------------------------------------------------------

  *
   Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.




VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                    With the        With the
                                                   Performance    Performance
                                                     Income         Benefit
                                                    Benefit*      Combination*
                                                     or the       or the Death
                                                   Performance      Benefit
                                         Basic    Death Benefit   Combination
                                        Contract     Option          Option
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge        0.60%        0.73%          0.84%
-------------------------------------------------------------------------------
Administrative Expense Charge            0.10%        0.10%          0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense
                                         0.70%        0.83%          0.94%
-------------------------------------------------------------------------------





*The Performance Income Benefit and the Performance Benefit Combination Options are no longer available to be added to your Contract.




PORTFOLIO ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.26%                         1.71%
and other expenses)
----------------------------------------------------------------------------------




                                 7  PROSPECTUS

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.



EXAMPLE

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. elected the Performance Benefit Combination Option or the Death Benefit
  Combination Option.



THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio             $272            $833           $1,421           $3,012
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio             $123            $383           $  663           $1,461
Expenses
----------------------------------------------------------------------------------------





PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 0.84% AND AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%. IF THE PERFORMANCE BENEFIT COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 8  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts.

To obtain additional detail on each Sub-Account's finances, please refer to the financial statements of the Variable Account, which are comprised of the underlying financial statements of the sub-accounts in the Statement of Additional Information. The consolidated financial statements of Allstate Life also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800-654-2397.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Preferred Client Variable Annuity is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the owner, if the owner is a living person,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed 90 as of the date we receive the completed application.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The maximum age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will


                                 9  PROSPECTUS
provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Choice Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation


                                 10  PROSPECTUS
instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Option. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state or federal law permit, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Option.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 11  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO*                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class X
-------------------------------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth          and long term growth of
 Portfolio - Class X      income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -       investments in common
 Class X                  stocks believed by the
                          Investment Manager to have
                          potential for superior
                          growth. As a secondary
                          objective, income but only
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Equity          appreciation of its
 Portfolio - Class X      investments
 /(1)/
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth   and long-term growth of
 Portfolio - Class X      income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class  income by investing in a
 X                        diversified portfolio
                          consisting principally of
                          fixed-income securities,
                          which may include both       MORGAN STANLEY
                          non-convertible and          INVESTMENT ADVISORS INC.
                          convertible debt securities
                          and preferred stocks. As a
                          secondary objective,
                          capital appreciation, but
                          only when consistent with
                          its primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder           secondary objective, growth
 Portfolio - Class X      of capital
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Income Plus Portfolio -  income by investing
 Class X /(2)/            primarily in U.S.
                          government securities and
                          other fixed-income
                          securities. As a secondary
                          objective, capital
                          appreciation but only when
                          consistent with its primary
                          objective.
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital
 Information Portfolio -  appreciation
 Class X
-------------------------------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration         income consistent with
 Portfolio - Class X      preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -       preservation of capital,
 Class X                  and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -    before expenses, correspond
 Class X                  to the total return (i.e.,
                          combination of capital
                          changes and income) of the
                          Standard and Poor's 500
                          Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -   return
 Class X
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -    current income
 Class X
-------------------------------------------------------------------------------




                                 12  PROSPECTUS



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
 Markets Equity            appreciation by investing
 Portfolio, Class I        primarily in
                           growth-oriented equity
                           securities of issuers in
                           emerging market countries.
-------------------------------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio, Class   appreciation by investing
 I                         primarily in
                           growth-oriented equity
                           securities of large
                           capitalization companies
-------------------------------------------------------
Van Kampen UIF            Long-term capital
 International Magnum      appreciation by investing
 Portfolio, Class I        primarily in equity
                           securities of non-U.S.      VAN KAMPEN /(3)/
                           issuers domiciled in EAFE
                           countries.
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
 Growth Portfolio, Class   investing primarily in
 I                         common stocks and other
                           equity securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
 Cap Value Portfolio,      over a market cycle of
 Class I/ /                three to five years by
                           investing in common stocks  ------------------------
                           and other equity
                           securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
 Estate Portfolio, Class   income and long-term
 I                         capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio, Class I        through investments in
                           equity securities,
                           including common stocks,
                           preferred stocks and
                           securities convertible      VAN KAMPEN ASSET
                           into common and preferred   MANAGEMENT
                           stocks.
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation.
 Growth Portfolio, Class
 I
-------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth                                     ------------------------
 Portfolio, Class II
-------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS /(4//)/
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
 Appreciation Fund -
 Series I
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Growth Fund -    Growth of capital
 Series I
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of capital
 Fund - Series I           with income as a secondary  ------------------------
                           objective
-------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
 Portfolio - Class B       capital. Current income is
                           incidental to the
                           Portfolio's objective.
-------------------------------------------------------
AllianceBernstein Growth  Reasonable current income    ALLIANCE CAPITAL
 and Income Portfolio -    and reasonable opportunity  MANAGEMENT, L.P.
 Class B                   for appreciation through
                           investments primarily in
                           dividend-paying common
                           stocks of good quality
                           companies
-------------------------------------------------------
AllianceBernstein Large   Growth of capital by
 Cap Growth Portfolio -    pursuing aggressive         ------------------------
 Class B/ (5)/             investment policies
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class IB    income.
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International   Capital appreciation.        MANAGEMENT, LLC
 Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation.
 Value Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund -  Putnam VT Voyager Fund -
 Class IB                  Class IB
-------------------------------------------------------



                                 13  PROSPECTUS

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class X changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class X changed its name to Morgan Stanley VIS Income Plus Portfolio
- Class X.

(3) Morgan Stanley Investment Management Inc., the Adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(5) Effective May 2, 2005, theAllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTION
--------------------------------------------------------------------------------

The Fixed Account option is currently not available. In the future, we may offer the Dollar Cost Averaging Fixed Account Option ("Dollar Cost Averaging Option") described below. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING OPTION
The Dollar Cost Averaging Option is not available to new purchase payments or transfers. If you currently have funds allocated to the Dollar Cost Averaging Option, you may keep this investment. In the future, we may offer a Dollar Cost Averaging Program, as described on page 16, for new purchase payments. Purchase payments that you allocate to the Dollar Cost Averaging Option will earn interest for up to a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. You may not transfer funds from other investment alternatives to the Dollar Cost Averaging Option.

The crediting rates for the Dollar Cost Averaging Option will never be less than 3% annually.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Option. For current interest rate information, please contact your Morgan Stanley Financial Advisor or our customer support unit at 1-800-654-2397.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into the Dollar Cost Averaging Option. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Option for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


                                 14  PROSPECTUS

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

o    the  investment   objectives  and/or  size  of  the  Variable   Sub-Account
     underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the

                                 15  PROSPECTUS

Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Option (currently not available for new purchase payments) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Option in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.



                                 16  PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 0.60% of the average daily net assets you have invested in the Variable Sub-Accounts (0.73% if you select either the Performance Death Benefit Option or the Performance Income Benefit Option, and 0.84% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current changes will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We guarantee the administrative expense charge and we cannot increase it. We intend this charge to cover actual administrative expenses. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge a $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not is was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of the minimum and maximum Portfolio annual expenses, see page 7. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.

This Contract is currently offered only through investment accounts that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts are specified in the respective account agreements and typically start at 1% and may be subject to minimum fees of $1,000 or more. The fees and expenses associated with these accounts are separate from and in addition to the fees and expenses associated with the Preferred Client Variable Annuity. You should consult your Morgan Stanley Financial Advisor for details.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 18.


                                 17  PROSPECTUS

You can withdraw money from the Variable Account and/ or the Fixed Account.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount from the investment alternatives in which you are invested according to each alternative percentage shares of the Contract Value. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

We impose no withdrawal charge for withdrawals out of the Preferred Client Variable Annuity. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A charge may apply if you decide to no longer participate in the Choice Account Program. You should consult your Morgan Stanley Financial advisor for details.

The total amount paid or surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or


3. The SEC permits delay for your protection.

In addition, we may delay payment or transfers from the Fixed Account Option for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $1000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $1000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's Value to the contractual minimum of $1000. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other applicable charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be no later than:

.. the Annuitant's 90th Birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of payments on a scheduled basis to you or to another person designated by you. You

                                 18  PROSPECTUS
may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payment for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.


The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000.

We also assess applicable premium taxes against all income payments.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Option on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Option to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

                                 19  PROSPECTUS

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit currently is not available. The following describes this option for Contracts previously issued with this option.

On the date we issue the rider for the Performance Income Benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar.

Withdrawals will reduce the Performance Income Benefit by an amount equal to:

(i) the Performance Income Benefit just before the withdrawal, multiplied by

 (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals. You must exercise the benefit by age 90.

If you select the Performance Income Benefit Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.

At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-


                                 20  PROSPECTUS
related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner ("New Owner") would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable premium taxes), or



3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
If the oldest Contract owner, or Annuitant if the owner is a non-living person, is less than or equal to age 80 as of the date we receive the signed application or the date we receive the request to add the following riders, whichever is later, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect.

Keep in mind that once you have selected an optional income or death benefit your ability to select a different option may be limited.

Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option.
 Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit options will not apply and the death benefit will equal the Contract Value. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a


                                 21  PROSPECTUS
partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the oldest Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Performance Death Benefit or the Enhanced Death Benefit described below. The Enhanced Death Benefit is only available through the Death Benefit Combination Option. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

If you select the Death Benefit Combination Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

     ENHANCED DEATH BENEFIT. The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate the Enhanced Death Benefit as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the oldest Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawal, we will reduce the Enhanced Death Benefit by (i) the Enhanced Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal; and

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

PERFORMANCE BENEFIT COMBINATION OPTION. We call the election of the Performance Death Benefit in combination with the Performance Income Benefit the "Performance Benefit Combination Option." This option currently is not available.

Neither of the Performance Death Benefit, the Performance Benefit Combination, nor the Death Benefit Combination will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the fixed account Option will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving


                                 22  PROSPECTUS
spouse may transfer all or a portion of the excess among the Variable Sub-Accounts without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
 Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a) The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period. No additional purchase payments may be added to the Contract under this election.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

 (a)  The Contract owner may elect to receive the death benefit in a lump sum;
or

 (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner or

 (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest Owner, unless the Owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract


                                 23  PROSPECTUS
owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the Death of Annuitant.

If the Contract owner is not the Annuitant and the Annuitant dies, the Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance.
 We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook') issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of Northbrook's assets, and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.




THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date


                                 24  PROSPECTUS
the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rate basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay and annual sales administration expense of up to 0.25% of the average net assets of the Contracts to Morgan Stanley DW.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within a employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


                                 25  PROSPECTUS

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 26  PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 27  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution

                                 28  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 29  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount


                                 30 PROSPECTUS
of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

                                 31  PROSPECTUS

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).



CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish

                                 32  PROSPECTUS
tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owner by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans. Contracts that have been previously sold to State and Local government and Tax-Exempt organization Deferred Compensation Plans will be administered consistent with the rules for contracts intended to qualify under Section 401(a).




                                 33  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASE POLICY)

--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for the base Contracts without any optional benefit (with a 0.60% mortality and expense risk charge), and Contracts with the Performance Benefit Combination Option or the Death Benefit Combination Option (with a 0.84% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with the other optional benefits. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                              2000     2001      2002     2003       2004
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.081  $  7.162  $ 5.504   $  6.890
 Accumulation Unit Value, End of Period                          $10.081  $ 7.162  $  5.504  $ 6.890   $  7.712
 Number of Units Outstanding, End of Period                       10,423   13,638    10,488   14,004     28,843
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.131  $ 10.478  $ 8.531   $ 10.834
 Accumulation Unit Value, End of Period                          $11.131  $10.478  $  8.531  $10.834   $ 11.669
 Number of Units Outstanding, End of Period                        2,279   27,195    42,090   44,795     43,498
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.087  $  6.599  $ 5.163   $  6.296
 Accumulation Unit Value, End of Period                          $ 9.087  $ 6.599  $  5.163  $ 6.296   $  6.948
 Number of Units Outstanding, End of Period                       50,772   33,433    30,544   33,504     25,601
Morgan Stanley VIS European Equity - Class X Sub-Account /(1) /
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.934  $  8.112  $ 6.335   $  8.117
 Accumulation Unit Value, End of Period                          $ 9.934  $ 8.112  $  6.335  $ 8.117   $  9.087
 Number of Units Outstanding, End of Period                       22,179   16,375    17,962   17,485     13,733
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.620  $  6.563  $ 5.160   $  6.719
 Accumulation Unit Value, End of Period                          $ 8.620  $ 6.563  $  5.160  $ 6.719   $  7.509
 Number of Units Outstanding, End of Period                        2,665    2,666     2,666    3,986      7,486
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.647  $  9.912  $ 8.610   $ 11.293
 Accumulation Unit Value, End of Period                          $10.647  $ 9.912  $  8.610  $11.293   $ 12.888
 Number of Units Outstanding, End of Period                        2,768   10,784    18,853   20,442     17,615
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 6.692  $  4.402  $ 4.060   $  5.149
 Accumulation Unit Value, End of Period                          $ 6.692  $ 4.402  $  4.060  $ 5.149   $  5.617
 Number of Units Outstanding, End of Period                        3,974   10,194    13,395   43,954     17,672
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.436  $ 10.602  $ 9.724   $ 11.668
 Accumulation Unit Value, End of Period                          $10.436  $10.602  $  9.724  $11.668   $ 12.857
 Number of Units Outstanding, End of Period                            0    8,331    10,160   12,407     10,678
Morgan Stanley VIS Income Plus - Class X Sub-Account /(2) /
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.063  $ 12.037  $12.612   $ 13.582
 Accumulation Unit Value, End of Period                          $11.063  $12.037  $ 12.612  $13.582   $ 14.192
 Number of Units Outstanding, End of Period                        1,056   68,013    59,477   61,394     41,882
Morgan Stanley VIS Information - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $ 7.179   $ 11.483
 Accumulation Unit Value, End of Period                                -        -  $  7.179  $11.483   $ 11.807
 Number of Units Outstanding, End of Period                            -        -         0        0          0

                                 34  PROSPECTUS

 Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.512  $ 11.140  $11.511   $ 11.685
 Accumulation Unit Value, End of Period                          $10.512  $11.140  $ 11.511  $11.685   $ 11.769
 Number of Units Outstanding, End of Period                        3,067   20,046    47,202   99,418     72,526
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.488  $ 10.821  $10.890   $ 10.886
 Accumulation Unit Value, End of Period                          $10.488  $10.821  $ 10.890  $10.886   $ 10.904
 Number of Units Outstanding, End of Period                       17,605   72,141   354,902   34,321     47,277
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.484  $  8.266  $ 6.362   $  8.078
 Accumulation Unit Value, End of Period                          $ 9.484  $ 8.266  $  6.362  $ 8.078   $  8.871
 Number of Units Outstanding, End of Period                        1,369   42,343    36,296   42,927     33,819
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.405  $  9.280  $ 8.304   $ 10.410
 Accumulation Unit Value, End of Period                          $10.405  $ 9.280  $  8.304  $10.410   $ 11.410
 Number of Units Outstanding, End of Period                       18,279   22,546    31,353   32,408     28,235
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.002  $  7.375  $ 5.649   $  6.582
 Accumulation Unit Value, End of Period                          $10.002  $ 7.375  $  5.649  $ 6.582   $  7.887
 Number of Units Outstanding, End of Period                        6,091   22,014    26,230   23,326     19,232
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 6.177  $  5.737  $ 5.190   $  7.713
 Accumulation Unit Value, End of Period                          $ 6.177  $ 5.737  $  5.190  $ 7.713   $  9.430
 Number of Units Outstanding, End of Period                            0      438   262,223   11,100     11,285
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.982  $  7.571  $ 5.423   $  6.728
 Accumulation Unit Value, End of Period                          $ 8.982  $ 7.571  $  5.423  $ 6.728   $  7.200
 Number of Units Outstanding, End of Period                        6,554   23,568    12,651   22,272     17,363
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.340  $  7.486  $ 6.183   $  7.824
 Accumulation Unit Value, End of Period                          $ 9.340  $ 7.486  $  6.183  $ 7.824   $  9.120
 Number of Units Outstanding, End of Period                            0    5,655   200,351   18,740     16,712
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $ 7.358   $10..358
 Accumulation Unit Value, End of Period                                -        -  $  7.358  $10.358   $ 12.507
 Number of Units Outstanding, End of Period                            -        -       679    2,236      9,235
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.568  $ 11.125  $ 7.952   $ 11.174
 Accumulation Unit Value, End of Period                          $11.568  $11.125  $  7.952  $11.174   $ 12.715
 Number of Units Outstanding, End of Period                        5,847   19,397    42,630   41,622     38,870
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $12.789  $ 13.949  $13.648   $ 18.766
 Accumulation Unit Value, End of Period                          $12.789  $13.949  $ 13.648  $18.766   $ 25.417
 Number of Units Outstanding, End of Period                            0    9,880    15,915   17,071     15,503
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -         -       --   $ 10.000
 Accumulation Unit Value, End of Period                                -        -         -       --   $ 11.197
 Number of Units Outstanding, End of Period                            -        -         -       --        111
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $ 8.101   $ 10.538
 Accumulation Unit Value, End of Period                                -        -  $  8.101  $10.538   $ 12.323
 Number of Units Outstanding, End of Period                            -        -    26,483   44,898     57,993

                                 35  PROSPECTUS


Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.924  $  6.070  $ 4.070   $  5.147
 Accumulation Unit Value, End of Period                          $ 8.924  $ 6.070  $  4.070  $  5147   $  5.470
 Number of Units Outstanding, End of Period                       45,106   39,960    59,998   39,025     30,097
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.007  $  6.862  $ 5.154   $  6.629
 Accumulation Unit Value, End of Period                          $ 9.007  $ 6.862  $  5.154  $ 6.629   $  7.019
 Number of Units Outstanding, End of Period                        4,660   10,712     7.597   10,373      4,888
AIM V.I. Growth - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.227  $  5.401  $ 3.702   $  4.825
 Accumulation Unit Value, End of Period                          $ 8.227  $ 5.401  $  3.702  $ 4.825   $  5.186
 Number of Units Outstanding, End of Period                        1,323    2,214     7,200    5,955      2,816
AIM V.I. Premier Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.694  $  7.548  $ 5.228   $  6.493
 Accumulation Unit Value, End of Period                          $ 8.694  $ 7.548  $  5.228  $ 6.493   $  2,816
 Number of Units Outstanding, End of Period                       18,847   22,734    27,146   22,291     23,372
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.555  $  6.486  $ 4.620   $  6.180
 Accumulation Unit Value, End of Period                          $ 8.555  $ 6.486  $  4.620  $ 6.180   $  7.029
 Number of Units Outstanding, End of Period                            0    5,622     6,305    3,615      7,579
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.741  $ 11.676  $ 9.013   $ 11.830
 Accumulation Unit Value, End of Period                          $11.741  $11.676  $  9.013  $11.830   $ 13.066
 Number of Units Outstanding, End of Period                       18,108   43,330    70,819   50,564     33,876
AllianceBernstein Large Cap Growth - Class B Sub-Account /(3)/
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.709  $  7.143  $ 4.906   $  6.010
 Accumulation Unit Value, End of Period                          $ 8.709  $ 7.143  $  4.906  $ 6.010   $  6.466
 Number of Units Outstanding, End of Period                       14,568   13,296    16,370   15,542      7,043
PUTNAM VARIABLE TRUST
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.088  $ 10.307  $ 8.292   $ 10.488
 Accumulation Unit Value, End of Period                          $11.088  $10.307  $  8.292  $10.488   $ 11.573
 Number of Units Outstanding, End of Period                            0    7,298     5,988    5,258      1,840
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.435  $  7.438  $ 6.081   $  7.761
 Accumulation Unit Value, End of Period                          $ 9.435  $ 7.438  $  6.081  $ 7.761   $  8.955
 Number of Units Outstanding, End of Period                       52,946   17,818    26,013   33,776     31,550
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $ 7.340   $ 10.907
 Accumulation Unit Value, End of Period                                -        -  $  7.340  $10.907   $ 13.670
 Number of Units Outstanding, End of Period                            -        -     3,760    8,100      9,098
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.541  $  6.581  $ 4.801   $  5.955
 Accumulation Unit Value, End of Period                          $ 8.541  $ 6.581  $  4.801  $ 5.955   $  6.211
 Number of Units Outstanding, End of Period                       45,106   27,460    24,597   23,196     15,472




*The Contracts were first offered on January 31, 2000. All of the Variable Sub-Accounts were first offered on January 31, 2000 except for the Information, Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, and the Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002. The Van Kampen LIT Aggressive Growth Variable Sub-Account was first offered on May 1, 2004.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class X changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley Quality Income Plus Portfolio - Class X changed its name to Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                 36  PROSPECTUS

(3) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class
B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.






                                 37  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE PERFORMANCE BENEFITCOMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION.)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                              2000     2001      2002      2003      2004
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.059  $  7.129  $  5.466   $ 6.826
 Accumulation Unit Value, End of Period                          $10.059  $ 7.129  $  5.466  $  6.826   $ 7.621
 Number of Units Outstanding, End of Period                       18,856   33,207    44,364    45,546    41,894
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.107  $ 10.430  $  8.471   $10.733
 Accumulation Unit Value, End of Period                          $11.107  $10.430  $  8.471  $ 10.733   $11.532
 Number of Units Outstanding, End of Period                        7,847   35,120    40,115    51,410    43,407
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.067  $  6.568  $  5.126   $ 6.237
 Accumulation Unit Value, End of Period                          $ 9.067  $ 6.568  $  5.126  $  6.237   $ 6.867
 Number of Units Outstanding, End of Period                       32,395   60,632    79,803    83,036    60,996
Morgan Stanley VIS European Equity - Class X Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.912  $  8.075  $  6.291   $ 8.041
 Accumulation Unit Value, End of Period                          $ 9.912  $ 8.075  $  6.291  $  8.041   $ 8.981
 Number of Units Outstanding, End of Period                       15,791   20,698    24,326    27,012    27,368
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.601  $  6.533  $  5.124   $ 6.656
 Accumulation Unit Value, End of Period                          $ 8.601  $ 6.533  $  5.124  $  6.656   $ 7.421
 Number of Units Outstanding, End of Period                        2,908    9,281     4,846     7,274     6,589
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.624  $  9.866  $  8.550   $11.187
 Accumulation Unit Value, End of Period                          $10.624  $ 9.866  $  8.550  $ 11.187   $12.737
 Number of Units Outstanding, End of Period                        1,561    6,342    21,248    29,849    24,424
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 6.677  $  4.382  $  4.031   $ 5.101
 Accumulation Unit Value, End of Period                          $ 6.677  $ 4.382  $  4.031  $  5.101   $ 5.551
 Number of Units Outstanding, End of Period                            0   13,964    21,727    25,682    21,300
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.414  $ 10.554  $  9.656   $11.559
 Accumulation Unit Value, End of Period                          $10.414  $10.554  $  9.656  $ 11.559   $12.706
 Number of Units Outstanding, End of Period                            0    4,534     3,675     5,325     6,448
Morgan Stanley VIS Income Plus - Class X Sub-Account /(2)/
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.039  $ 11.981  $ 12.524   $13.455
 Accumulation Unit Value, End of Period                          $11.039  $11.981  $ 12.524  $ 13.455   $14.026
 Number of Units Outstanding, End of Period                        1,308   28,756    47,035    41,724    34,762
Morgan Stanley VIS Information - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $  7.167   $11.437
 Accumulation Unit Value, End of Period                                -        -  $  7.167  $ 11.437   $11.731
 Number of Units Outstanding, End of Period                            -        -         0       552       552
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.489  $ 11.089  $ 11.431   $11.576
 Accumulation Unit Value, End of Period                          $10.489  $11.089  $ 11.431  $ 11.576   $11.631
 Number of Units Outstanding, End of Period                            0    6,660    36,353    75,611    65,889

                                 38  PROSPECTUS

Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.986  $ 10.772  $ 10.814   $10.784
 Accumulation Unit Value, End of Period                          $ 9.986  $10.772  $ 10.814  $ 10.784   $10.776
 Number of Units Outstanding, End of Period                            0   19,153    44,734    21,072    16,007
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.464  $  8.228  $  6.318   $ 8.002
 Accumulation Unit Value, End of Period                          $ 9.464  $ 8.228  $  6.318  $  8.002   $ 8.767
 Number of Units Outstanding, End of Period                       21,771   56,751   127,227   116,996    71,846
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.382  $  9.238  $  8.246   $10.313
 Accumulation Unit Value, End of Period                          $10.382  $ 9.238  $  8.246  $ 10.313   $11.276
 Number of Units Outstanding, End of Period                       10,992   21,708    23,886    21,071    12,570
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.980  $  7.341  $  5.609   $ 6.521
 Accumulation Unit Value, End of Period                          $ 9.980  $ 7.341  $  5.609  $  6.521   $ 7.794
 Number of Units Outstanding, End of Period                        3,469   17,301    26,369    31,267    21,454
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 6.164  $  5.710  $  5.153   $ 7.641
 Accumulation Unit Value, End of Period                          $ 6.164  $ 5.710  $  5.153  $  7.641   $ 9.319
 Number of Units Outstanding, End of Period                        2,212    2,753     8,104    29,101    31,142
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.962  $  7.536  $  5.385   $ 6.665
 Accumulation Unit Value, End of Period                          $ 8.962  $ 7.536  $  5.385  $  6.665   $ 7.116
 Number of Units Outstanding, End of Period                          609    8,151    18,162    32,344    16,778
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.320  $  7.451  $  6.140   $ 7.751
 Accumulation Unit Value, End of Period                          $ 9.320  $ 7.451  $  6.140  $  7.751   $ 9.013
 Number of Units Outstanding, End of Period                        3,231    7,095    11,170    14,632    13,597
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $  7.346   $10.371
 Accumulation Unit Value, End of Period                                -        -  $  7.346  $ 10.317   $12.427
 Number of Units Outstanding, End of Period                            -        -     6,104    13,430    12,930
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.543  $ 11.074  $  7.896   $11.069
 Accumulation Unit Value, End of Period                          $11.543  $11.074  $  7.896  $ 11.069   $12.566
 Number of Units Outstanding, End of Period                        3,996   16,794    44,988    52,222    41,487
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $12.230  $ 13.885  $ 13.553   $18.590
 Accumulation Unit Value, End of Period                          $12.230  $13.885  $ 13.553  $ 18.590   $25.119
 Number of Units Outstanding, End of Period                            0    4,156     8,778    14,276    12,920
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -         -        --   $10.000
 Accumulation Unit Value, End of Period                                -        -         -        --   $11.179
 Number of Units Outstanding, End of Period                            -        -         -        --     6,555
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $  8.088   $10.496
 Accumulation Unit Value, End of Period                                -        -  $  8.088  $ 10.496   $12.245
 Number of Units Outstanding, End of Period                            -        -    29,201    90,426    79,615
Van Kampen LIT Emerging Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.904  $  6.043  $  4.041   $ 5.098
 Accumulation Unit Value, End of Period                          $ 8.904  $ 6.043  $  4.041  $  5.098   $ 5.406
 Number of Units Outstanding, End of Period                       51,125   89,976   134,011   132,890    88,771

                                 39  PROSPECTUS

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.987  $  6.830  $  5.118   $ 6.567
 Accumulation Unit Value, End of Period                          $ 8.987  $ 6.830  $  5.118  $  6.567   $ 6.937
 Number of Units Outstanding, End of Period                        3,020   12,557    24,103    18,429    16,883
AIM V.I. Growth - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.209  $  5.376  $  3.676   $ 4.780
 Accumulation Unit Value, End of Period                          $ 8.209  $ 5.376  $  3.676  $  4.780   $ 5.125
 Number of Units Outstanding, End of Period                       15,515   26,013    37,824    35,377    27,245
AIM V.I. Premier Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.675  $  7.514  $  5.191   $ 6.432
 Accumulation Unit Value, End of Period                          $ 8.675  $ 7.514  $  5.191  $  6.432   $ 6.740
 Number of Units Outstanding, End of Period                       20,724   29,992    40,587    33,920    30,047
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.537  $  6.457  $  4.588   $ 6.123
 Accumulation Unit Value, End of Period                          $ 8.537  $ 6.457  $  4.588  $  6.123   $12.913
 Number of Units Outstanding, End of Period                        4,002    8,506    16,399    28,277    37,272
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.715  $ 11.622  $  8.950   $11.720
 Accumulation Unit Value, End of Period                          $11.715  $11.622  $  8.950  $ 11.720   $ 6.947
 Number of Units Outstanding, End of Period                       12,982   40,816    95,244    70,772    60,810
AllianceBernstein Large Cap Growth - Class B Sub-Account /(3)/
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.690  $  7.110  $  4.871   $ 5.954
 Accumulation Unit Value, End of Period                          $ 8.690  $ 7.110  $  4.871  $  5.954   $ 6.390
 Number of Units Outstanding, End of Period                       16,642   26,007    49,861    42,226    29,842
PUTNAM VARIABLE TRUST
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $11.064  $ 10.260  $  8.234   $10.390
 Accumulation Unit Value, End of Period                          $11.064  $10.260  $  8.234  $ 10.390   $11.437
 Number of Units Outstanding, End of Period                          487    9,257    17,319    22,278    19,520
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.415  $  7.404  $  6.039   $ 7.689
 Accumulation Unit Value, End of Period                          $ 9.415  $ 7.404  $  6.039  $  7.689   $ 8.850
 Number of Units Outstanding, End of Period                       22,787   47,404    71,280    71,010    66,692
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                          -        -  $ 10.000  $  7.328   $10.863
 Accumulation Unit Value, End of Period                                -        -  $  7.328  $ 10.863   $13.583
 Number of Units Outstanding, End of Period                            -        -    14,185    20,870    21,510
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.523  $  6.550  $  4.767   $ 5.899
 Accumulation Unit Value, End of Period                          $ 8.523  $ 6.550  $  4.767  $  5.899   $ 6.138
 Number of Units Outstanding, End of Period                        8,882   25,313    47,079    36,898    27,409





*The Contracts were first offered on January 31, 2000. All of the Variable Sub-Accounts were first offered on January 31, 2000 except for the Information, Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), and the Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002. The Van Kampen LIT Aggressive Growth Variable Sub-Account was first offered on May 1, 2004.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class X, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class X, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class
B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.



                                 40  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 41  PROSPECTUS

                       PREFERRED CLIENT VARIABLE ANNUITY

Allstate Life Insurance Company              Statement of Additional Information
Allstate Financial Advisors
Separate Account I                                          Dated April 30, 2005


P.O. Box 80469 Lincoln, NE 68501-0469 1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Preferred Client Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Preferred Client Variable Annuity Contracts.


                                   TABLE OF CONTENTS

Description
-----------

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

THE CONTRACT
  Purchase of Contracts
  Calculation of Accumulation Unit Values
  Net Investment Factor
  Calculation of Variable Income Payments
  Calculation of Annuity Unit Values
GENERAL MATTERS
  Incontestability
  Settlements
  Safekeeping of the Variable Account's Assets
  Premium Taxes
  Tax Reserves
EXPERTS
FINANCIAL STATEMENTS
APPENDIX A-Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,837,374, $30,408,546, and $25,689,897 for the years 2002, 2003, and 2004 respectively.



CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.





EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related consolidated financial statement schedules, and


o the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI is a table showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option, if later.

FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER                        2000        2001        2002       2003        2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000     $10.069      $7.144     $5.483      $6.855
Accumulation Unit Value, End of Period                                      $10.069      $7.144      $5.483     $6.855      $7.663
Number of Units Outstanding, End of Period                                   31,721      22,497      41,800     45,430      37,180
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000     $11.118     $10.452     $8.499     $10.779
Accumulation Unit Value, End of Period                                      $11.118     $10.452      $8.499    $10.779     $11.594
Number of Units Outstanding, End of Period                                    9,619       5,664      10,638     19,602      12,369
EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000      $9.076      $6.582     $5.143      $6.264
Accumulation Unit Value, End of Period                                       $9.076      $6.582      $5.143     $6.264      $6.904
Number of Units Outstanding, End of Period                                   29,949      17,936      27,778     30,493      22,512
EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000      $9.922      $8.092     $6.311      $8.076
Accumulation Unit Value, End of Period                                       $9.922      $8.092      $6.311     $8.076      $9.029
Number of Units Outstanding, End of Period                                   14,948       6,930       8,105     38,557      13,166
GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000      $8.610      $6.546     $5.141      $6.685
Accumulation Unit Value, End of Period                                       $8.610      $6.546      $5.141     $6.685      $7.461
Number of Units Outstanding, End of Period                                       25          25          25         25          25
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000     $10.634      $9.887     $8.578     $11.235
Accumulation Unit Value, End of Period                                      $10.634      $9.887      $8.578    $11.235     $12.806
Number of Units Outstanding, End of Period                                      972       3,112       8,858      9,258      10,007
HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000      $6.684      $4.392     $4.044      $5.123
Accumulation Unit Value, End of Period                                       $6.684      $4.392      $4.044     $5.123      $5.581
Number of Units Outstanding, End of Period                                        0      11,819      14,208     22,199      23,080
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000     $10.280     $10.576     $9.687     $11.609
Accumulation Unit Value, End of Period                                      $10.280     $10.576      $9.687    $11.609     $12.775
INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000     $11.050     $12.007    $12.564     $13.513
Accumulation Unit Value, End of Period                                      $11.050     $12.007     $12.564    $13.513     $14.102
Number of Units Outstanding, End of Period                                      395       9,890       7,953     14,155      10,807
Number of Units Outstanding, End of Period                                        0       1,071       4,015      5,321       2,513
INFORMATION
Accumulation Unit Value, Beginning of Period                                     -           -     $10.000     $7.173     $11.458
Accumulation Unit Value, End of Period                                           -           -      $7.173    $11.458     $11.766
Number of Units Outstanding, End of Period                                       -           -       2,643      1,138       1,138
LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000     $10.499     $11.112    $11.468     $11.626
Accumulation Unit Value, End of Period                                      $10.499     $11.112     $11.468    $11.626     $11.694
Number of Units Outstanding, End of Period                                       0       7,542      17,939     44,650      39,994
MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000     $10.475     $10.794    $10.848     $10.831
Accumulation Unit Value, End of Period                                      $10.475     $10.794     $10.848    $10.831     $10.834
Number of Units Outstanding, End of Period                                        0     125,430      91,055     28,041      17,785
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000      $9.473      $8.245     $6.338      $8.037
Accumulation Unit Value, End of Period                                   $9,473.000      $8.245      $6.338     $8.037      $8.815
Number of Units Outstanding, End of Period                                      975       7,095      17,902     11,981      14,168
STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000     $10.393      $9.257     $8.273     $10.358
Accumulation Unit Value, End of Period                                      $10.393      $9.257      $8.273    $10.358     $11.338
Number of Units Outstanding, End of Period                                   11,764       9,049      13,100     22,550      15,329
UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000      $9.990      $7.356     $5.627      $6.549
Accumulation Unit Value, End of Period                                       $9.990      $7.356      $5.627     $6.549      $7.836
Number of Units Outstanding, End of Period                                    3,117      26,306       5,893      8,609       7,593
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000      $6.171      $5.722     $5.170      $7.674
Accumulation Unit Value, End of Period                                       $6.171      $5.722      $5.170     $7.674      $9.370
Number of Units Outstanding, End of Period                                       27         914       1,839      7,567       7,002
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000      $8.971      $7.552     $5.403      $6.694
Accumulation Unit Value, End of Period                                       $8.971      $7.552      $5.403     $6.694      $7.154
Number of Units Outstanding, End of Period                                    3,142       2,401       1,590     30,036      15,464
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000      $9.329      $7.467     $6.160      $7.784
Accumulation Unit Value, End of Period                                       $9.329      $7.467      $6.160     $7.784      $9.062
Number of Units Outstanding, End of Period                                    3,440       3,667      14,762     24,793      32,469
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     -           -     $10.000     $7.351     $10.336
Accumulation Unit Value, End of Period                                           -           -      $7.351    $10.336     $12.464
Number of Units Outstanding, End of Period                                       -           -      14,348     16,095      18,058
MORGAN STANLEY UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000     $11.554     $11.097     $7.921     $11.117
Accumulation Unit Value, End of Period                                      $11.554     $11.097      $7.921    $11.117     $12.634
Number of Units Outstanding, End of Period                                        0       9,561      18,501     26,121      22,018
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000     $12.773     $13.914    $13.597     $18.670
Accumulation Unit Value, End of Period                                      $12.773     $13.914     $13.597    $18.670     $25.255
Number of Units Outstanding, End of Period                                        0       2,342       5,811      9,757       8,863
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                      -           -     $10.000     $8.094     $10.516
Accumulation Unit Value, End of Period                                            -           -      $8.094    $10.516     $12.281
Number of Units Outstanding, End of Period                                        -           -      10,884     36,490      51,687
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000      $8.913      $6.055     $4.054      $5.120
Accumulation Unit Value, End of Period                                       $8.913      $6.055      $4.054     $5.120      $5.435
Number of Units Outstanding, End of Period                                   44,713      33,732      54,193     67,618      56,335
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                      -           -           -          -     $10.000
Accumulation Unit Value, End of Period                                            -           -           -          -     $11.187
Number of Units Outstanding, End of Period                                        -           -           -          -       1,058
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000      $8.996      $6.844     $5.135      $6.595
Accumulation Unit Value, End of Period                                       $8.996      $6.844      $5.135     $6.595      $6.974
Number of Units Outstanding, End of Period                                      104       3,111       5,800      4,727       2,310
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000      $8.217      $5.388     $3.688      $4.801
Accumulation Unit Value, End of Period                                       $8.217      $5.388      $3.688     $4.801      $5.153
Number of Units Outstanding, End of Period                                    1,045       1,730       3,255      6,524       8,108
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000      $8.684      $7.530     $5.208      $6.460
Accumulation Unit Value, End of Period                                       $8.684      $7.530      $5.208     $6.460      $6.776
Number of Units Outstanding, End of Period                                   12,128      32,124      39,660     27,678      15,897
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000     $11.726      $6.609     $4.603      $6.149
Accumulation Unit Value, End of Period                                      $11.726      $6.609      $4.603     $6.149      $6.984
Number of Units Outstanding, End of Period                                        0           0       1,435        387       2,336
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000     $11.727     $11.647     $8.979     $11.770
Accumulation Unit Value, End of Period                                      $11.727     $11.647      $8.979    $11.770     $12.983
Number of Units Outstanding, End of Period                                      375      11,088      49,950     54,540      22,259
ALLIANCEBERNSTEIN LARGE CAP GROWTH (3)
Accumulation Unit Value, Beginning of Period                                $10.000      $8.699      $7.125     $4.887      $5.979
Accumulation Unit Value, End of Period                                       $8.699      $7.125      $4.887     $5.979      $6.425
Number of Units Outstanding, End of Period                                    7,282      10,477      10,481     17,346       6,275
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000     $11.076     $10.281     $8.260     $10.435
Accumulation Unit Value, End of Period                                      $11.076     $10.281      $8.260    $10.435     $11.499
Number of Units Outstanding, End of Period                                    1,093         934      62,744     67,241       4,117
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000      $9.424      $7.420     $6.058      $7.722
Accumulation Unit Value, End of Period                                       $9.424      $7.420      $6.058     $7.722      $9.062
Number of Units Outstanding, End of Period                                    4,391      13,772      20,505     20,475      32,469
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -           -     $10.000     $7.333     $10.883
Accumulation Unit Value, End of Period                                            -           -      $7.333    $10.883     $13.623
Number of Units Outstanding, End of Period                                        -           -       4,609     13,739      22,954
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000      $8.531      $6.564     $4.783      $5.925
Accumulation Unit Value, End of Period                                       $8.531      $6.564      $4.783     $5.925      $6.172
Number of Units Outstanding, End of Period                                   11,537      15,461      15,798     16,550       4,547


*The Contracts were first offered on January 31, 2000. All of the Variable Sub-Accounts were first offered on January 31, 2000 except for the Information, Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, and the Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002, AND the Van Kampen LIT Aggressive Growth Variable Sub-Account which was first offered on May 1, 2004.


(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class X, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio. (2)Effective April 29, 2005, the Morgan Stanley Quality Income Plus Portfolio - Class X changed its name to Morgan Stanley Income Plus Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(3)Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio Class-B changed its name to AllianceBernstein Large Cap Growth Portfolio Class-B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004 and methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                      YEAR ENDED DECEMBER 31,
                                                               ------------------------------------
(IN MILLIONS)                                                    2004          2003         2002
                                                               ----------   ----------   ----------
REVENUES
Premiums (net of reinsurance ceded of $526, $418 and $393)     $      637   $      959   $    1,023
Contract charges                                                      961          872          853
Net investment income                                               3,260        3,082        2,978
Realized capital gains and losses                                     (11)         (84)        (422)
                                                               ----------   ----------   ----------

                                                                    4,847        4,829        4,432

COSTS AND  EXPENSES
Contract benefits (net of reinsurance recoverable of $418,
  $336 and $387)                                                    1,359        1,595        1,543
Interest credited to contractholder funds                           1,923        1,764        1,691
Amortization of deferred policy acquisition costs                     534          479          418
Operating costs and expenses                                          462          493          475
                                                               ----------   ----------   ----------
                                                                    4,278        4,331        4,127

LOSS ON DISPOSITION OF OPERATIONS                                     (24)         (45)          (3)
                                                               ----------   ----------   ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE,
AFTER-TAX                                                             545          453          302
Income tax expense                                                    189          162           57
                                                               ----------   ----------   ----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                  356          291          245

Cumulative effect of change in accounting principle,
   after-tax                                                         (175)         (13)           -
                                                               ----------   ----------   ----------

NET INCOME                                                            181          278          245
                                                               ----------   ----------   ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
  Unrealized net capital gains and losses                             (40)           1          416
  Unrealized foreign currency translation adjustments                   -            -           (1)
                                                               ----------   ----------   ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX                                 (40)           1          415
                                                               ----------   ----------   ----------

COMPREHENSIVE INCOME                                           $      141   $      279   $      660
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       2



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                  DECEMBER 31,
                                                                            -----------------------
(IN MILLIONS, EXCEPT PAR VALUE DATA)                                           2004         2003
                                                                            ----------   ----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost
     $55,964 and $48,401)                                                   $   59,291   $   51,578
   Mortgage loans                                                                7,318        6,354
   Equity securities                                                               214          164
   Short-term                                                                    1,440          765
   Policy loans                                                                    722          686
   Other                                                                           704          442
                                                                            ----------   ----------
  Total investments                                                             69,689       59,989

Cash                                                                               241          121
Deferred policy acquisition costs                                                3,176        3,202
Reinsurance recoverables, net                                                    1,507        1,185
Accrued investment income                                                          593          567
Other assets                                                                       818          323
Separate Accounts                                                               14,377       13,425
                                                                            ----------   ----------
  TOTAL ASSETS                                                              $   90,401   $   78,812
                                                                            ==========   ==========
LIABILITIES
Contractholder funds                                                        $   53,939   $   44,914
Reserve for life-contingent contract benefits                                   11,203       10,480
Unearned premiums                                                                   31           32
Payable to affiliates, net                                                          79          114
Other liabilities and accrued expenses                                           3,721        2,594
Deferred income taxes                                                              638          779
Long-term debt                                                                     104           45
Separate Accounts                                                               14,377       13,425
                                                                            ----------   ----------
  TOTAL LIABILITIES                                                             84,092       72,383
                                                                            ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, 49,230 and 815,460 shares issued and outstanding                       5           82
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued
Common stock, $227 par value, 23,800 shares authorized and outstanding               5            5
Additional capital paid-in                                                       1,108        1,067
Retained income                                                                  4,178        4,222
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                       1,013        1,053
                                                                            ----------   ----------
  Total accumulated other comprehensive income                                   1,013        1,053
                                                                            ----------   ----------
  TOTAL SHAREHOLDER'S EQUITY                                                     6,309        6,429
                                                                            ----------   ----------
  TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                $   90,401   $   78,812
                                                                            ==========   ==========

                 See notes to consolidated financial statements.

                                       3



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                     YEAR ENDED DECEMBER 31,
                                                               ------------------------------------
(IN MILLIONS)                                                     2004         2003         2002
                                                               ------------ ------------ ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                     $       82   $       93   $      104
Issuance of stock                                                       -            -            5
Redemption of stock                                                    (7)         (11)         (16)
Reclassification to long-term debt                                    (70)           -            -
                                                               ----------   ----------   ----------

Balance, end of year                                                    5           82           93
                                                               ----------   ----------   ----------

REDEEMABLE PREFERRED STOCK - SERIES B                                   -            -            -
                                                               ----------   ----------   ----------

COMMON STOCK                                                            5            5            5
                                                               ----------   ----------   ----------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                          1,067        1,067          717
Capital contributions                                                  41           --          350
                                                               ----------   ----------   ----------

Balance, end of year                                                1,108        1,067        1,067
                                                               ----------   ----------   ----------

RETAINED INCOME
Balance, beginning of year                                          4,222        4,145        3,948
Net income                                                            181          278          245
Dividends                                                            (225)        (201)         (48)
                                                               ----------   ----------   ----------

Balance, end of year                                                4,178        4,222        4,145
                                                               ----------   ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                          1,053        1,052          637
Change in unrealized net capital gains and losses and net
gains                                                                 (40)           1          416
Change in unrealized foreign currency translation
adjustments                                                             -            -           (1)
                                                               ----------   ----------   ----------

Balance, end of year                                                1,013        1,053        1,052
                                                               ----------   ----------   ----------

TOTAL SHAREHOLDER'S EQUITY                                     $    6,309   $    6,429   $    6,362
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       4



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                      YEAR ENDED DECEMBER 31,
                                                              ------------------------------------
(IN MILLIONS)                                                     2004         2003         2002
                                                               ----------   ----------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                     $      181   $      278   $      245
   Adjustments to reconcile net income to net cash provided
      by operating activities:
      Amortization and other non-cash items                          (145)        (175)        (210)
      Realized capital gains and losses                                11           84          422
      Loss on disposition of operations                                24           45            3
      Cumulative effect of change in accounting principle             175           13            -
      Interest credited to contractholder funds                     1,923        1,764        1,691
      Changes in:
        Contract benefit and other insurance reserves                 (85)          45          134
        Unearned premiums                                               2            8            7
        Deferred policy acquisition costs                            (279)        (253)        (249)
        Reinsurance recoverables                                     (241)        (141)        (122)
        Income taxes payable                                           40            3          (85)
        Other operating assets and liabilities                        (86)          81          (66)
                                                               ----------   ----------   ----------
          Net cash provided by operating activities                 1,520        1,752        1,770
                                                               ----------   ----------   ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
    Fixed income securities                                         9,040        8,158        6,224
    Equity securities                                                 349           80          129
Investment collections
    Fixed income securities                                         4,314        4,818        4,041
    Mortgage loans                                                    729          679          542
Investments purchases
    Fixed income securities                                       (20,295)     (19,225)     (16,155)
    Equity securities                                                (334)         (47)        (149)
    Mortgage loans                                                 (1,711)      (1,146)        (916)
Change in short-term investments, net                                  11          236         (425)
Change in other investments, net                                       (6)          14         (154)
                                                               ----------   ----------   ----------
          Net cash used in investing activities                    (7,903)      (6,433)      (6,863)
                                                               ----------   ----------   ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                    -            -           19
Redemption of redeemable preferred stock                              (20)         (11)         (16)
Capital contribution                                                    -            -          350
Contractholder fund deposits                                       13,076        9,841        8,946
Contractholder fund withdrawals                                    (6,352)      (5,253)      (4,036)
Dividends paid                                                       (201)         (27)         (48)
                                                               ----------   ----------   ----------
          Net cash provided by financing activities                 6,503        4,550        5,215
                                                               ----------   ----------   ----------
NET INCREASE (DECREASE) IN CASH                                       120         (131)         122
CASH AT BEGINNING OF YEAR                                             121          252          130
                                                               ----------   ----------   ----------

CASH AT END OF YEAR                                            $      241   $      121   $      252
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries
(collectively referred to as the "Company"). ALIC is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations or financial position.

     To conform to the 2004 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers through several distribution channels.
The principal individual products are deferred and immediate fixed annuities, variable annuities, interest-sensitive and traditional life insurance, and accident and health insurance. The principal institutional product is funding agreements backing medium-term notes.

     The Company, through several companies, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2004, the top geographic locations for statutory premiums and annuity considerations for the Company were Delaware, New York, California, and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations for the Company.
The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate Exclusive Agencies, independent agents, banks, broker-dealers, and specialized structured settlement brokers. The Company has distribution relationships with over half of the 75 largest banks, most of the national broker-dealers, a number of regional brokerage firms and many independent broker-dealers. The Company sells products through independent agents affiliated with master brokerage agencies. Allstate
Exclusive Agencies also sell the Company's accident and health insurance products to employees of small and medium size firms. The Company sells funding agreements to unaffiliated trusts used to back medium-term notes issued to institutional and individual investors. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                                       6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads.
These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $42 million and $83 million, and cost of $33 million and $79 million at December 31, 2004 and 2003, respectively. Common stocks and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Investments in limited partnership interests had a carrying value of $172 million and $81 million at December 31, 2004 and 2003, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with certain securities included in repurchase, resale and lending activities and collateral posted by counterparties in derivative transactions.
For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments and real estate investments. Real estate investments are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income.
Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, fixed income and equity securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 6).

                                       7



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments
("subject to bifurcation") are embedded in convertible and other fixed income securities, equity-indexed life and annuity contracts and certain variable life and annuity contracts (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.
For the years ended December 31, 2004, 2003 and 2002, the hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $8 million, gains of $16 million and losses of $15 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof are reported in contract benefits, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, contract benefits or interest expense. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction.
Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income as unrealized net capital gains and losses. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income.
Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together

                                       8



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or contract benefits, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, certain forward contracts for TBA mortgage securities and credit default swaps. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, or contract benefits.

     The Company also uses derivatives to replicate returns of fixed income securities that are either unavailable or more expensive in the cash market.
These replicated securities are comprised of a credit default swap and a highly rated fixed income security that when combined replicate a third security.
Premiums on credit default swaps over the life of the contract and changes in fair value are recorded in realized capital gains and losses.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and the related obligations to return the collateral are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are placed with large brokerage firms.

                                       9



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Security repurchase and resale agreements and securities lending transactions are used to generate net investment income. The cash received from repurchase and resale agreements also provide a source of liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by Corporate, U.S. Government and mortgage-backed securities. The carrying values of these instruments approximate fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract.
Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) and certain guaranteed investment contracts ("GICs") are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance
Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate
Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used for deferred policy acquisition costs.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs related to sales inducements offered on sales to new customers, principally on investment contracts and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts, are deferred and recorded as other assets. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated
Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and

                                       10



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and
DSI associated with life insurance and investment contracts is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC and DSI are amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of estimates of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance net of fees was approximately 8%. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. Present value of future profits was $45 million and $27 million at December 31, 2004 and 2003, respectively. Amortization expense on present value of future profits was $6 million, $36 million and $15 million for the years ended December 31, 2004, 2003 and 2002, respectively.

                                       11



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of the reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company adopted the provisions of Statement of Financial Accounting Standard ("SFAS") No. 142,
"Goodwill and other Intangible Assets", effective January 1, 2002. The statement eliminates the requirement to amortize goodwill and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis.

     The Company annually tests goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its SFAS No. 142 reporting unit. Based on the Company's decision to sell two life insurance companies for their licenses, the Company recognized an aggregate goodwill and other intangible assets impairment loss of $4 million ($2 million after-tax) in 2004.

     Goodwill impairment testing indicated no impairment at December 31, 2003 and 2002.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses.
These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related

                                       12



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's
Consolidated Statements of Operations and Comprehensive Income. Revenues to the
Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in premiums and contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable contracts' separate accounts with guarantees included $13.41 billion of equity, fixed income and balanced mutual funds and $279 million of money market mutual funds at December 31, 2004.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note
8.

       Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIES")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE and if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both (see Note 13).

                                       13



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position.
The contractual amounts and fair values of these instruments are outlined in
Note 7.

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
   EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
   MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
   INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
   NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
   03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2004, DSI and related amortization is classified within the Consolidated
Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. The amounts are provided in Note 10. Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the

                                       14



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's Consolidated Statements of Operations and Comprehensive Income or
Financial Position.

FASB INTERPRETATION NO. 46 AND 46R, "CONSOLIDATION OF VARIABLE INTEREST
ENTITIES" ("FIN 46" AND "FIN 46R")

           In December 2003, the FASB revised FIN 46, which was originally issued in January 2003. FIN 46R addressed whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A company must consolidate a VIE if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both. The Company elected to adopt FIN 46 as of July 1, 2003 for its existing VIEs. See Note 13 for the impact of adoption.

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133, "Accounting for Derivative
Instruments and Hedging Activities" ("SFAS No. 133"). While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's Consolidated Statements of Operations and Comprehensive Income or Financial Position.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
"EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS
THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY
RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE
INSTRUMENTS"("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated
Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARD

FSP EITF ISSUE 03-1-A, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF PARAGRAPH
16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND
ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE 03-1-A").

     In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the comment letter process for FSP
EITF 03-1-b, "Effective Date of Paragraph 16 of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments".

     Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs
10-20 of EITF 03-1 may have a material impact on the Company's Consolidated
Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Consolidated Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.   DISPOSITIONS

     In 2003, the Company announced its intention to exit its direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $44 million ($29 million, after-tax). In 2004, the Company disposed of substantially all of its direct response distribution business pursuant to reinsurance transactions with subsidiaries of Citigroup and Scottish
Re (U.S.)

                                       15



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Inc. In connection with the disposal activities related to the direct response business, the Company recorded an additional loss on disposition of $21 million pretax ($14 million after-tax) in 2004 (see Notes 9 and 10).

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancing of fixed income securities and mergers completed with equity securities, totaled $79 million, $41 million and $98 million for the years ended
December 31, 2004, 2003 and 2002, respectively.

     The Company paid $24 million and $98 million in dividends of investment securities to AIC in 2004 and 2003, respectively. The Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company
("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see
Note 5).

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31 are as follows:

     (IN MILLIONS)                                 2004         2003         2002
                                                ----------   ----------   ----------
     Purchases                                  $    3,162   $    2,757   $    2,096
     Sales                                          (2,857)      (2,237)      (2,041)
     Collections                                         -            -          (25)
     Net change in short-term investments              662          150         (278)
                                                ----------   ----------   ----------
         Net purchases (sales)                  $      967   $      670   $     (248)
                                                ==========   ==========   ==========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate
Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $322 million, $299 million, and $238 million in 2004, 2003 and 2002, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $98 million, $119 million and $133 million of structured settlement annuities, a type of immediate annuity, in 2004, 2003 and 2002, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $21 million and $27 million relate to structured settlement annuities with life contingencies and are included in premium income for 2004, 2003, and 2002, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation
("ASC"), a wholly-owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make the future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by Allstate Assignment Company ("AAC"), a wholly-owned subsidiary of ALIC, (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. AAC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.96 billion and $5.00 billion at December 31, 2004 and 2003, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an

                                       16



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred
$44 million, $38 million and $35 million of commission and other distribution expenses for the years ending December 31, 2004, 2003 and 2002, respectively.

     ALIC received underwriting and distribution services from Allstate
Distributors, LLC ("ADLLC"), a broker/dealer company, for certain variable annuity contracts. Effective September 30, 2002, ALIC and Putnam Investments terminated a joint venture agreement and ADLLC became a consolidated wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million of commission and other distribution expenses from ADLLC for the year ended December 31, 2002.

REINSURANCE TRANSACTIONS

     As of December 31, 2004, the Company entered into two coinsurance agreements with AHL, an unconsolidated affiliate of the Company, to assume certain interest-sensitive life and fixed annuity insurance contracts. As a result of the transaction, the Company recorded a premium receivable of $386 million, settled in January 2005, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial
Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2004 (prior to the disposition of Columbia), 2003 and 2002, the Company assumed $14 million, $17 million and $19 million, respectively, in premiums and contract charges from Columbia.

     The Company had a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an unconsolidated affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC
Bank NA. Under the terms of the contract, a trust was established to provide protection for ceded liabilities. This agreement was terminated in 2004. During
2003 and 2002, the Company ceded $0.4 million and $0.3 million, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $0.3 million, $2 million and $18 million in 2004, 2003 and 2002, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities.
These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     As of December 31, 2004 and 2003, the Company has $57 million and $82 million, respectively, of redeemable preferred stock - Series A issued to The
Northbrook Corporation, a wholly owned subsidiary of the Corporation. As of December 31, 2004, the preferred stock was mandatorily redeemable and, as a result, it was classified as debt (see Note 13).

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement during the three years ended December 31, 2004.
The Corporation uses commercial paper borrowings, bank lines of credit and repurchase

                                       17



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

agreements to fund intercompany borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                           AMORTIZED   -----------------------      FAIR
     (IN MILLIONS)                                           COST        GAINS        LOSSES        VALUE
                                                          ----------   ----------   ----------   ----------
     AT DECEMBER 31, 2004
     U.S. government and agencies                         $    2,535   $      798   $       --   $    3,333
     Municipal                                                 3,231          106          (14)       3,323
     Corporate                                                32,320        1,975          (89)      34,206
     Foreign government                                        1,511          333           (1)       1,843
     Mortgage-backed securities                                5,905           84          (15)       5,974
     Commercial mortgage-backed securities                     6,074          141          (13)       6,202
     Asset-backed securities                                   4,331           46          (31)       4,346
     Redeemable preferred stock                                   57            7           --           64
                                                          ----------   ----------   ----------   ----------
       Total fixed income securities                      $   55,964   $    3,490   $     (163)  $   59,291
                                                          ==========   ==========   ==========   ==========
     AT DECEMBER 31, 2003
     U.S. government and agencies                         $    2,519   $      688   $       (2)  $    3,205
     Municipal                                                 1,675           60          (18)       1,717
     Corporate                                                28,866        2,115         (183)      30,798
     Foreign government                                        1,302          287           --        1,589
     Mortgage-backed securities                                5,397          114          (14)       5,497
     Commercial mortgage-backed securities                     5,143          155          (35)       5,263
     Asset-backed securities                                   3,423           46          (41)       3,428
     Redeemable preferred stock                                   76            6           (1)          81
                                                          ----------   ----------   ----------   ----------
       Total fixed income securities                      $   48,401   $    3,471   $     (294)  $   51,578
                                                          ==========   ==========   ==========   ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:

                                                           AMORTIZED     FAIR
     (IN MILLIONS)                                           COST        VALUE
                                                          ----------   ----------
     Due in one year or less                              $    1,851   $    1,881
     Due after one year through five years                     9,662       10,075
     Due after five years through ten years                   16,959       17,860
     Due after ten years                                      17,256       19,155
                                                          ----------   ----------
                                                              45,728       48,971
     Mortgage- and asset-backed securities                    10,236       10,320
                                                          ----------   ----------
         Total                                            $   55,964   $   59,291
                                                          ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.
The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

                                       18



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Fixed income securities                              $    3,072   $    2,875   $    2,736
     Mortgage loans                                              435          415          403
     Equity securities                                            24            8           17
     Other                                                      (143)        (121)         (68)
                                                          ----------   ----------   ----------
       Investment income, before expense                       3,388        3,177        3,088
       Investment expense                                        128           95          110
                                                          ----------   ----------   ----------
         Net investment income                            $    3,260   $    3,082   $    2,978
                                                          ==========   ==========   ==========

     Net investment income from equity securities includes income from partnership interests of $19 million, $7 million and $16 million for the years ended December 31, 2004, 2003 and 2002, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Fixed income securities                              $      (87)  $     (181)  $     (137)
     Equity securities                                            11          (10)          (9)
     Other investments                                            65          107         (276)
                                                          ----------   ----------   ----------
       Realized capital gains and losses, pre-tax                (11)         (84)        (422)
       Income tax benefit                                          3           30          148
                                                          ----------   ----------   ----------
         Realized capital gains and losses, after-tax     $       (8)  $      (54)  $     (274)
                                                          ==========   ==========   ==========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Investment write-downs                               $      (81)  $     (178)  $     (309)
     Dispositions (1)                                            129           64          (97)
     Valuation of derivative instruments                         (66)          12          (36)
     Settlement of derivative instruments                          7           18           20
                                                          ----------   ----------   ----------
     Realized capital gains and losses, pre-tax                  (11)         (84)        (422)
     Income tax benefit                                            3           30          148
                                                          ----------   ----------   ----------
       Realized capital gains and losses, after-tax       $       (8)  $      (54)  $     (274)
                                                          ==========   ==========   ==========

     (1) Dispositions include sales and other transactions such as calls and prepayments.

     Excluding the effects of calls and prepayments, gross gains of $189 million, $173 million and $137 million and gross losses of $157 million, $184 million and $327 million were realized on sales of fixed income securities during 2004, 2003 and 2002, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income, equity securities and derivative instruments included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                                          GROSS UNREALIZED
                                                            FAIR       -----------------------       UNREALIZED
(IN MILLIONS)                                               VALUE        GAINS        LOSSES     NET GAINS (LOSSES)
                                                          ----------   ----------   ----------   ------------------
Fixed income securities                                   $   59,291   $    3,490   $     (163)  $            3,327
Equity securities                                                214            9            -                    9
Derivative instruments                                           (10)           -          (23)                 (23)
                                                                                                 ------------------
  Total                                                                                                       3,313
Deferred income taxes, deferred policy acquisition
  costs, premium deficiency reserve and deferred
  sales inducements                                                                                          (2,300)
                                                                                                 ------------------
Unrealized net capital gains and losses                                                          $            1,013
                                                                                                 ==================

                                       19



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     At December 31, 2003, equity securities had gross unrealized gains of $4 million and no gross unrealized losses.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN MILLIONS)                                           2004         2003         2002
                                                     ----------   ----------   ----------
Fixed income securities                              $      150   $       95   $    1,574
Equity securities                                             5           12          (13)
Derivative instruments                                      (21)          (4)          (6)
                                                     ----------   ----------   ----------
  Total                                                     134          103        1,555
Deferred income taxes, deferred policy acquisition
    costs, premium deficiency reserve and deferred
    sales inducements                                      (174)        (102)      (1,139)
                                                     ----------   ----------   ----------
  (Decrease) increase in unrealized net capital
    gains and losses                                 $      (40)  $        1   $      416
                                                     ==========   ==========   ==========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

                                       20



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                         ------------------------------------   ------------------------------------     TOTAL
($ IN MILLIONS)                           NUMBER OF      FAIR      UNREALIZED    NUMBER OF      FAIR      UNREALIZED   UNREALIZED
AT DECEMBER 31, 2004                       ISSUES        VALUE       LOSSES       ISSUES        VALUE       LOSSES       LOSSES
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
Fixed income securities
  U.S. government and agencies                    7   $       19   $        -            1   $        3   $        -   $        -
  Municipal                                     126          525           (8)          15          130           (6)         (14)
  Corporate                                     328        3,762          (45)          98        1,251          (44)         (89)
  Foreign government                              6           63           (1)           -            -            -           (1)
  Mortgage-backed securities                    485        1,960          (14)          25           32           (1)         (15)
  Commercial mortgage-backed
  securities                                     88        1,084           (9)          15          197           (4)         (13)
  Asset-backed securities                        97        1,011          (12)          25          274          (19)         (31)
  Redeemable preferred stock                      3            3            -            -            -            -            -
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total                                       1,140   $    8,427   $      (89)         179   $    1,887   $      (74)  $     (163)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========
Investment grade fixed income
securities                                    1,078        8,159          (80)         155        1,635          (51)        (131)
Below investment grade fixed
  income securities                              62          268           (9)          24          252          (23)         (32)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed income securities               1,140   $    8,427   $      (89)         179   $    1,887   $      (74)  $     (163)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

AT DECEMBER 31, 2003

Fixed income securities
  U.S. government and agencies                   10   $       58   $       (2)           -   $        -   $        -   $       (2)
  Municipal                                      56          406          (18)           -            -            -          (18)
  Corporate                                     302        3,697         (136)          76          670          (47)        (183)
  Foreign government                              6           50            -            -            -            -            -
  Mortgage-backed securities                    108        1,528          (14)          29           22            -          (14)
  Commercial mortgage-backed
  securities                                     96        1,375          (34)          11           61           (1)         (35)
  Asset-backed securities                        64          732          (15)          38          269          (26)         (41)
  Redeemable preferred stock                      3           20           (1)           -            -            -           (1)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total                                         645   $    7,866   $     (220)         154   $    1,022   $      (74)  $     (294)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

Investment grade fixed income
securities                                      590        7,556         (191)         109          660          (30)        (221)
Below investment grade fixed
income securities                                55          310          (29)          45          362          (44)         (73)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed income securities                 645   $    7,866   $     (220)         154   $    1,022   $      (74)  $     (294)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

     As of December 31, 2004 and 2003, $151 million and $220 million, respectively, of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $151 million and $220 million, $131 million and $198 million, respectively, related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of
Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard &
Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     As of December 31, 2004, the remaining $12 million of unrealized losses were below investment grade fixed income securities that were in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of this amount, $8 million had been in an unrealized loss position for a period of twelve months or more as of December 31, 2004. Additionally, $11 million of the unrealized losses were airline industry issues.

     As of December 31, 2003, the remaining $74 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $74 million, $23 million related to investment grade fixed income securities and $51 million related to below investment grade fixed income securities. Of these amounts, $10 million and $26 million, respectively, had been in an unrealized loss position for a period of twelve months or more as of December 31, 2003. Additionally, $13 million of the unrealized losses from below investment grade securities were airline industry issues.

                                       21



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004 and 2003, the securities comprising the $12 million and $74 million, respectively, of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2004 and 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

     As of December 31, 2004, the carrying value for cost method investments was $130 million, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. The Company had write-downs of $2 million related to cost method investments that were other-than-temporarily impaired in 2004.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2004 and 2003 was $22 million and $4 million, respectively. No valuation allowances were held at December 31, 2004 and 2003 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $2 million, $2 million and $1 million during 2004, 2003 and 2002, respectively. The average balance of impaired loans was $29 million, $23 million and $16 million during 2004, 2003 and 2002, respectively.

     Valuation allowances charged to operations during 2004, 2003 and 2002 were $1 million, $3 million and $0 million, respectively. Direct write-downs charged against the allowances were $0 million, $3 million and $5 million for the years ended December 31, 2004, 2003 and 2002, respectively, and in 2004, $1 million of a balance previously written off was recovered.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS
AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)             2004         2003
                                                                ----         ----
     California                                                 24.7%        23.5%
     Texas                                                       7.4         10.2
     New Jersey                                                  7.3          4.1
     Illinois                                                    7.0         10.8
     Oregon                                                      5.2          4.1

                                       22



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)        2004         2003
                                                                ----         ----
     California                                                 14.6%        14.3%
     Illinois                                                    8.2          9.3
     Texas                                                       8.2          7.9
     Pennsylvania                                                6.5          5.6
     New Jersey                                                  5.7          6.2
     New York                                                    5.3          5.2
     Georgia                                                     5.1          5.6
     Florida                                                     4.5          5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)        2004         2003
                                                                ----         ----
     Office buildings                                           30.8%        31.7%
     Retail                                                     25.2         22.0
     Warehouse                                                  24.8         24.4
     Apartment complex                                          15.7         17.6
     Industrial                                                  1.3          1.6
     Other                                                       2.2          2.7
                                                               -----        -----
                                                               100.0%       100.0%
                                                               =====        =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2004 for loans that were not in foreclosure are as follows:

     ($ IN MILLIONS)                             NUMBER OF    CARRYING
                                                   LOANS       VALUE       PERCENT
                                                ----------   ----------   ----------
     2005                                               44   $      329          4.5%
     2006                                               83          642          8.8
     2007                                               96          817         11.1
     2008                                               98          753         10.3
     2009                                              121        1,148         15.7
     Thereafter                                        459        3,629         49.6
                                                ----------   ----------   ----------
       Total                                           901   $    7,318        100.0%
                                                ==========   ==========   ==========

     In 2004, $239 million of commercial mortgage loans were contractually due.
Of these, 64% were paid as due, 25% were refinanced at prevailing market terms and 11% were extended for one year or less. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.72 billion and $3.69 billion at December 31, 2004 and 2003, respectively.

     At December 31, 2004, the carrying value of investments that were non-income producing, excluding equity securities, was $3 million.

     At December 31, 2004, fixed income securities with a carrying value of $71 million were on deposit with regulatory authorities as required by law.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2004 and 2003, fixed income securities with a carrying value of $1.67 billion and $949 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $4 million, $4 million and $5 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

                                       23



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The Company participates in programs to purchase securities under agreements to resell and programs to sell securities under agreements to repurchase, primarily including a mortgage dollar roll program. At the end of December 31, 2004 and 2003, the Company had $492 million and $501 million of securities that were subject to these agreements. In return, the Company receives cash collateral that it invests and includes in short-term and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income recorded as a result of the program was $23 million, $13 million, and $20 million for the years ended December 31, 2004, 2003 and 2002, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31 are as follows:

                                                                    2004                      2003
                                                          -----------------------   -----------------------
                                                           CARRYING       FAIR       CARRYING       FAIR
     (IN MILLIONS)                                          VALUE         VALUE       VALUE         VALUE
                                                          ----------   ----------   ----------   ----------
     Fixed income securities                              $   59,291   $   59,291   $   51,578   $   51,578
     Mortgage loans                                            7,318        7,635        6,354        6,737
     Equity securities                                           214          214          164          164
     Short-term investments                                    1,440        1,440          765          765
     Policy loans                                                722          722          686          686
     Separate Accounts                                        14,377       14,377       13,425       13,425

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2004 and 2003, equity securities include $172 million and $81 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (See Notes 2 and 6). The remaining equity securities are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31 are as follows:

                                                                    2004                      2003
                                                          -----------------------   -----------------------
                                                           CARRYING       FAIR       CARRYING       FAIR
     (IN MILLIONS)                                          VALUE        VALUE        VALUE        VALUE
                                                          ----------   ----------   ----------   ----------
     Contractholder funds on investment contracts         $   46,384   $   44,601   $   38,365   $   36,974
     Long-term debt                                              104          104           45           45
     Security repurchase agreements                            2,928        2,928        1,918        1,918
     Separate Accounts                                        14,377       14,377       13,425       13,425

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the

                                       24



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

account balance less surrender charges. Immediate annuities without life contingencies, funding agreements and GICs are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.
Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The fair value of long-term debt is determined using discounted cash flow calculations. Security repurchase agreements are valued at carrying value due to their short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk), to replicate fixed income securities, and in conjunction with asset/liability management.

     The following table summarizes the notional amounts, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004:

                                                                                 CARRYING        CARRYING
                                                      NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                          AMOUNT      VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                     ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                        $   16,531   $     (124)   $      (49)   $             (75)
Financial futures contracts                               6,002           (1)            1                   (2)
Interest rate cap and floor agreements                    4,851           43            31                   12
                                                     ----------   ----------    ----------    -----------------
Total interest rate contracts                            27,384          (82)          (17)                 (65)
                                                     ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                  1,968           58            92                  (34)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                          1,704          535           547                  (12)
Foreign currency futures contracts                           21            -             -                    -
                                                     ----------   ----------    ----------    -----------------
Total foreign currency contracts                          1,725          535           547                  (12)
                                                     ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                             623            1             -                    1
Conversion options in fixed income securities               616          209           209                    -
Equity-indexed options in life and annuity
  product contracts                                       1,774          (30)            -                  (30)
Forward starting options in annuity product
  contracts                                               1,928           (2)            -                   (2)
Put options in variable product contracts                    14            -             -                    -
Credit default swaps                                         28           (1)           (1)                   -
                                                     ----------   ----------    ----------    -----------------
Total embedded derivative financial instruments           4,983          177           208                  (31)
                                                     ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Replication credit default swaps                            295            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable product
  contracts                                                  25           14            14                    -
Forward contracts for TBA mortgage securities                55            1             1                    -
                                                     ----------   ----------    ----------    -----------------
Total other derivative financial instruments                375           15            15                    -
                                                     ----------   ----------    ----------    -----------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $   36,435   $      703    $      845    $            (142)
                                                     ==========   ==========    ==========    =================

(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

                                       25



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2003:

                                                                                 CARRYING        CARRYING
                                                      NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                          AMOUNT      VALUE(1)     ASSETS(1)     (LIABILITIES)(1)
                                                     ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                        $   10,423   $     (220)   $      (90)   $            (130)
Financial futures contracts                                 678           (1)            -                   (1)
Interest rate cap and floor agreements                    4,675           84            54                   30
                                                     ----------   ----------    ----------    -----------------
Total interest rate contracts                            15,776         (137)          (36)                (101)
                                                     ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                    829            -             3                   (3)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                          1,689          454           436                   18
Foreign currency futures contracts                            5            -             -                    -
                                                     ----------   ----------    ----------    -----------------
Total foreign currency contracts                          1,694          454           436                   18
                                                     ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities               429          147           147                    -
Equity-indexed options in life and annuity product
  contracts                                               1,297            9             -                    9
Forward starting options in annuity product
  contracts                                               1,464           (2)            -                   (2)
Put options in variable product contracts                    19            -             -                    -
Credit default swaps agreements                              48           (1)           (1)                   -
                                                     ----------   ----------    ----------    -----------------
Total embedded derivative financial instruments           3,257          153           146                    7
                                                     ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                     1            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                34           28            28                    -
Forward contracts for TBA mortgage securities               156           (1)            -                   (1)
                                                     ----------   ----------    ----------    -----------------
Total other derivative financial instruments                191           27            28                   (1)
                                                     ----------   ----------    ----------    -----------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $   21,747   $      497    $      577    $             (80)
                                                     ==========   ==========    ==========    =================

(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The
Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2004, counterparties pledged $490 million in cash to the Company under these agreements. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

                                       26



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and replication credit default swap agreements.

($ IN MILLIONS)

                                       2004                                                        2003
            ----------------------------------------------------------  ----------------------------------------------------------
              NUMBER OF                                    EXPOSURE,      NUMBER OF                                    EXPOSURE,
              COUNTER-       NOTIONAL        CREDIT         NET OF        COUNTER-       NOTIONAL        CREDIT         NET OF
RATING(1)     PARTIES        AMOUNT        EXPOSURE(2)   COLLATERAL(2)     PARTIES        AMOUNT       EXPOSURE(2)   COLLATERAL(2)
----------  -------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
  AAA                   2  $       1,984  $           -  $           -              2  $       1,819  $           -  $           -
   AA                   2          2,228            183             13              2          1,600            146             22
  AA-                   4          5,825              8              8              4          4,539             19             19
   A+                   5          9,538            322             17              6          6,783            233             25
   A                    2          3,806             12              2              2          2,067              1              1
            -------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
Total                  15  $      23,381  $         525  $          40             16  $      16,808  $         399  $          67
            =============  =============  =============  =============  =============  =============  =============  =============

(1)  Rating is the lower of Standard & Poor's or Moody's ratings.
(2) For each counterparty, only over-the-counter derivatives with a net positive market value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net gains of $3 million and net losses of $1 million related to cash flow hedges to net income from accumulated other comprehensive income during 2004 and 2003, respectively. At December 31, 2004, there is no remaining accumulated other comprehensive income to amortize to net income during 2005.

                                       27



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table presents information about the nature and accounting treatment of the Company's primary derivative instruments. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments in the Company's consolidated financial statements.
Amounts reported are in millions on a pre-tax basis.

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
   INTEREST     DESCRIPTION
   RATE SWAP    Swap agreements are contracts that periodically exchange the
   AGREEMENTS   difference between two designated sets of cash flows, (fixed to variable rate, variable to fixed rate, or variable to
                variable rate) based upon designated market rates or rate
                indices and a notional amount.

                Master netting agreements are used to minimize credit risk.
                In addition, when applicable, parties are required to post collateral. As of December 31, 2004, the Company pledged to counterparties $1.0 million of securities as collateral for over-the-counter instruments.
                RISK MANAGEMENT STRATEGY
                Primarily used to change the interest rate characteristics of existing assets or liabilities to facilitate
                asset-liability management.
                STATEMENT OF FINANCIAL POSITION
                -   Fair values are reported as follows:
                    -  Other investments.                                      $    (49)  $    (90)
                    -  Other liabilities and accrued expenses.                      (75)      (130)
                -   When hedge accounting is applied, the carrying values of
                    the hedged items are adjusted for changes in the fair
                    value of the hedged risks. The fair value of hedged
                    risks are reported as follows:
                    -  Fixed income securities.                                     161        295
                    -  Mortgage loans.                                               33         56
                    -  Contractholder funds.                                        (55)      (103)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   For hedge accounting, changes in fair value of the
                    instruments are matched together with changes in fair
                    value of the hedged risks and are reported as follows:
                    -  Net investment income.                                                        $    117   $    100   $   (390)
                    -  Contract benefits.                                                                 (56)       (38)        94
                -   Hedge ineffectiveness is reported as realized capital
                    gains and losses.                                                                      (3)         9        (15)
                -   When hedge accounting is not applied, changes in fair
                    value of the instruments and the periodic accrual and
                    settlements are reported in realized capital gains and
                    losses.                                                                                12          2         55

   FINANCIAL    DESCRIPTION
   FUTURES      Financial futures contracts are commitments to purchase or
   CONTRACTS    sell designated financial instruments at a future date for a specified price or yield. These contracts are traded on
                organized exchanges and cash settle on a daily basis. The
                exchange requires margin deposits as well as daily cash
                settlements of margin. As of December 31, 2004, the Company pledged margin deposits in the form of marketable securities totaling $11 million.
                RISK MANAGEMENT STRATEGIES
                Generally used to manage interest rate risk related to fixed income securities and certain annuity contracts. Financial futures are also used to reduce interest rate risk related to forecasted purchases and sales of marketable investment securities.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Other investments.                                      $      1   $      -
                    -  Other liabilities and accrued expenses.                       (2)        (1)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair value of the
                instruments, some of which are recognized through daily cash settlements, are classified consistent with the risks being economically hedged and are reported as follows:
                    -  Realized capital gains and losses.                                            $    (32)  $     10   $     (2)
                    -  Contract benefits.                                                                   -          -         (1)

                                       28



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE   DESCRIPTION
CAP AND         In exchange for a premium, these derivative contracts
FLOOR           provide the holder with the right to receive at a future
AGREEMENTS      date, the amount, if any, by which a specified market
                interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount.
                RISK MANAGEMENT STRATEGIES
                Used to reduce exposure to rising or falling interest rates relative to certain existing assets and liabilities in
                conjunction with asset-liability management.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Other investments.                                      $     31   $     54
                    -  Other liabilities and accrued expenses.                       12         30
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair value of the
                instruments and the periodic accruals and settlements are
                reported in realized capital gains and losses.                                       $    (36)  $    (20)  $     (5)

EQUITY AND      DESCRIPTION
INDEX           These indexed derivative instruments provide returns at
CONTRACTS:      specified or optional dates based upon a specified index
OPTIONS,        applied to the instrument's notional amount. Index futures
FINANCIAL       are traded on organized exchanges and cash settle on a daily
FUTURES, AND    basis. The exchange requires margin deposits as well as
WARRANTS        daily cash settlements of margin. The Company pledged $15
                million of securities in the form of margin deposits as of
                December 31, 2004.
                RISK MANAGEMENT STRATEGIES
                Indexed instruments are primarily used to reduce the market risk associated with certain annuity contracts.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Equity securities                                       $      -   $      2
                    -  Other investments.                                            92          1
                    -  Other liabilities and accrued expenses.                      (34)        (3)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair values of the
                instruments, some of which are recognized through daily cash settlements, are classified on one line consistent with the risk being economically hedged and reported as follows:
                    -  Contract benefits.                                                            $     47   $     80   $    (66)
                    -  Realized capital gains and losses.                                                   -          1          1

FOREIGN         DESCRIPTION
CURRENCY        These derivative contracts involve the periodic exchange of
CONTRACTS:      consideration based on relative changes in two designated
FOREIGN         currencies and, if applicable, differences between fixed
CURRENCY        rate and variable cash flows or two different variable cash
SWAP            flows, all based on a pre-determined notional amount.
AGREEMENTS      RISK MANAGEMENT STRATEGIES
                These agreements are entered into primarily to manage the
                foreign currency risk associated with issuing foreign
                currency denominated funding agreements. In addition to
                hedging foreign currency risk, they may also change the
                interest rate characteristics of the funding agreements for asset-liability management purposes.
                STATEMENT OF FINANCIAL POSITION
                -   Fair values are reported as follows:
                    -  Other investments.                                      $    547   $    436
                    -  Other liabilities and accrued expenses.                      (12)        18
                -   Since hedge accounting is applied for fair value hedges,
                    the carrying value of the hedged item, contractholder
                    funds, is adjusted for changes in the fair value of the
                    hedged risk. For cash flow hedges, the market value of
                    the derivative reduced other comprehensive income by $23
                    million and $0 million as of December 31, 2004 and 2003,
                    respectively.                                                  (556)      (447)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   Under hedge accounting, changes in fair value of the
                    instruments are matched together with the changes in
                    fair values of the hedged risks and are reported in
                    contract benefits.                                                               $    110   $    171   $    263
                -   Hedge ineffectiveness is reported in realized capital
                    gains and losses.                                                                      (5)         7          -

                                       29



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSION      DESCRIPTION
OPTIONS IN      These securities have embedded options, which provide the
FIXED INCOME    Company with the right to convert the instrument into a
SECURITIES      predetermined number of shares of common stock or provides a return based on a notional amount applied to an index
                such as the S&P 500. Securities owned and subject to
                bifurcation include convertible bonds and convertible
                redeemable preferred stocks.
                STATEMENT OF FINANCIAL POSITION
                Fair value is reported together with the host contracts in
                fixed income securities.                                       $    209   $    147
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Changes in fair value are reported in realized capital
                gains and losses.                                                                    $      5   $     22   $    (55)

OTHER           STATEMENT OF FINANCIAL POSITION
DERIVATIVES     -   Fair values are reported as follows:
                    -  Fixed income securities.                                $      -   $     (1)
                    -  Other assets.                                                 14         28
                    -  Contractholder funds.                                        (45)       (21)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   Changes in fair value are reported as follows:
                    -  Realized capital gains and losses.                                                  $1   $     (2)  $     (1)
                    -  Contract benefits.                                                                 (40)       (26)        86

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                    2004                      2003
                                          ------------------------  ------------------------
                                          CONTRACTUAL     FAIR      CONTRACTUAL     FAIR
(IN MILLIONS)                               AMOUNT        VALUE       AMOUNT        VALUE
                                          -----------  -----------  -----------  -----------
Commitments to invest                     $       363  $         -  $       118  $         -
Private placement commitments                      39            -           43            -
Commitments to extend mortgage loans               85            1           67            1
Credit guarantees                                 146            -           87            -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The
Company regularly enters into these agreements in the normal course of business.
The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company, and exclude those credit guarantees reported as derivatives under SFAS No. 133. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The
Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which

                                       30



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $146 million at December 31, 2004. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2004.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                              2004       2003
                                                              --------   --------
     Immediate annuities:
       Structured settlement annuities                        $  6,392   $  5,989
       Other immediate annuities                                 2,407      2,376
     Traditional Life                                            1,961      1,822
     Other                                                         443        293
                                                              --------   --------
     Total reserve for life-contingent contract benefits      $ 11,203   $ 10,480
                                                              ========   ========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                         INTEREST              ESTIMATION
            PRODUCT                          MORTALITY                     RATE                  METHOD
-------------------------------   -------------------------------   ------------------   -----------------------
Structured settlement annuities   U.S. population with projected    Interest rate        Present value of
                                  calendar year improvements; age   assumptions range    contractually specified
                                  setforwards for impaired lives    from 4.1% to 11.7%   future benefits
                                  grading to standard

Other immediate annuities         1983 group annuity mortality      Interest rate        Present value of
                                  table                             assumptions range    expected future
                                                                    from 1.9% to 11.5%   benefits based on
                                                                                         historical experience

Traditional life                  Actual company experience plus    Interest rate        Net level premium
                                  loading                           assumptions range    reserve method using
                                                                    from 4.0% to 11.3%   the Company's
                                                                                         withdrawal experience
                                                                                         rates

 Other:
   Variable annuity guaranteed    90% of 1994 group annuity         7%                   Projected benefit ratio
   minimum death benefits         reserving table                                        applied to cumulative
                                                                                         assessments

   Accident & health              Actual company experience plus                         Unearned premium;
                                  loading                                                additional contract
                                                                                         reserves for
                                                                                         traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.09 billion and $932 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2004 and 2003, respectively. The offset to this liability is

                                       31



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

     (IN MILLIONS)                                              2004       2003
                                                              --------   --------
     Interest-sensitive life                                  $  7,397   $  6,459
     Investment contracts:
       Fixed annuities                                          34,590     28,524
       Guaranteed investment contracts                             485      1,066
       Funding agreements backing medium-term notes             10,135      7,250
       Other investment contacts                                 1,332      1,615
                                                              --------  ---------
         Total contractholder funds                           $ 53,939   $ 44,914
                                                              ========  =========

     The following table highlights the key contract provisions that determine contractholder funds:

            PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
--------------------------------   ---------------------------------   -------------------------------------------------
Interest-sensitive life            Interest rates credited range       Either a percentage of account balance or dollar
                                   from 2.0% to 7.25%                  amount grading off generally over 20 years

Fixed annuities                    Interest rates credited range       Either a declining or a level percentage charge
                                   from 1.3% to 11.5% for immediate    generally over nine years or less. Additionally,
                                   annuities and 0% to 16% for fixed   approximately 30.3% of fixed annuities are
                                   annuities (which include            subject to market value adjustment for
                                   equity-indexed annuities whose      discretionary withdrawals.
                                   returns are indexed to the S&P
                                   500)

Guaranteed investment contracts    Interest rates credited range       Generally not subject to discretionary withdrawal
                                   from 2.95% to 8.14%

Funding agreements backing         Interest rates credited range       Not applicable
medium-term notes                  from 2.1% to 7.4% (excluding
                                   currency-swapped medium-term
                                   notes)

Other investment contracts:
    Variable guaranteed minimum    Interest rates used in              Withdrawal and surrender charges are based on
     income benefit and            establishing reserves range from    the terms of the related interest-sensitive life
     secondary guarantees on       1.75% to 10.3%                      or fixed annuity contract.
     interest-sensitive life and
     fixed annuities
    Other investment contracts     Interest rates credited range       Not applicable
                                   from 2.2% to 2.5%

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial
Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global
Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

                                       32



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                               2004         2003
                                                         ----------   ----------
Balance, beginning of year                               $   44,914   $   38,858
  Impact of adoption of SOP 03-1(1)                             421            -
  Deposits                                                   13,076        9,841
  Interest credited to contractholder funds                   1,912        1,764
  Benefits and withdrawals                                   (3,432)      (2,692)
  Maturities of institutional products                       (2,518)      (2,163)
  Contract charges                                             (593)        (561)
  Transfers to Separate Accounts                               (412)        (416)
  Fair value adjustments for institutional products              45          131
  Other adjustments (2)                                         526          152
                                                         ----------   ----------
Balance, end of year                                     $   53,939   $   44,914
                                                         ==========   ==========

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the reclassification of certain products previously included as a component of separate accounts to contractholder funds, the reclassification of DSI from contractholder funds to other assets and the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts.

(2) In 2004, other adjustments include an increase to contractholder funds of $379 million and $93 million as a result of certain reinsurance assumed transactions with AHL and Columbia, respectively (see Note 5).

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                    DECEMBER 31,
      ($IN MILLIONS)                                                                    2004
                                                                                    ------------
      IN THE EVENT OF DEATH
        Separate account value                                                      $     13,693
        Net amount at risk (1)                                                      $      1,900
        Average attained age of contractholders                                         66 years

      AT ANNUITIZATION
        Separate account value                                                      $      3,893
        Net amount at risk (2)                                                      $         72
        Weighted average waiting period until annuitization options available            7 years

      ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                      $        582
        Net amount at risk (3)                                                      $          -
        Weighted average waiting period until guarantee date                            11 years

     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

     (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

                                       33



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the liabilities for guarantees:

                                                 LIABILITY FOR
                                                   GUARANTEES                              LIABILITY FOR
                                                RELATED TO DEATH       LIABILITY FOR         GUARANTEES
                                                  BENEFITS AND          GUARANTEES           RELATED TO
                                               INTEREST-SENSITIVE    RELATED TO INCOME      ACCUMULATION
     (IN MILLIONS)                               LIFE PRODUCTS           BENEFITS             BENEFITS              TOTAL
                                               ------------------   ------------------   ------------------   ------------------
     Balance at January 1, 2004                $              118   $               41   $                -   $              159
       Less reinsurance recoverables                          (12)                  (2)                   -                  (14)
                                               ------------------   ------------------   ------------------   ------------------
     Net balance at January 1, 2004                           106                   39                    -                  145
     Incurred guaranteed benefits                              41                    6                   (1)                  46
     Paid guarantee benefits                                  (62)                   -                    -                  (62)
                                               ------------------   ------------------   ------------------   ------------------
       Net change                                             (21)                   6                   (1)                 (16)
     Net balance at December 31, 2004                          85                   45                   (1)                 129
       Plus reinsurance recoverables                           10                    -                    -                   10
                                               ------------------   ------------------   ------------------   ------------------
     Balance, December 31, 2004 (1)            $               95   $               45   $               (1)  $              139
                                               ==================   ==================   ==================   ==================

(1) Included in the total liability balance are reserves for variable annuity death benefits of $79 million, variable annuity income benefits of $18 million, variable annuity accumulation benefits of $ (1) million and other guarantees of $43 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     For discussion of reinsurance agreements with related parties, see Note 5.

     The Company cedes 100% of the morbidity risk on its long-term care contracts. The Company ceded specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of thirteen unaffiliated reinsurers. Since November 1998, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage. Also, on certain in-force variable annuity contracts the Company cedes 100% of the mortality and certain other risks related to product features.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2004, the Company ceded $169 million to subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business (see Note 3).

                                       34



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004, the gross life insurance in force was $413.72 billion of which $205.60 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                               2004        2003        2002
                                                          --------    --------    --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $  2,098    $  2,140    $  2,150
Assumed
  Affiliate                                                     14          19          43
  Non-affiliate                                                 12          90          76
Ceded--non-affiliate                                          (526)       (418)       (393)
                                                          --------    --------    --------
  Premiums and contract charges, net of reinsurance       $  1,598    $  1,831    $  1,876
                                                          ========    ========    ========

     The effects of reinsurance on contract benefits for the years ended
December 31 are as follows:

(IN MILLIONS)                                               2004        2003        2002
                                                          --------    --------    --------
CONTRACT BENEFITS
Direct                                                    $  1,762    $  1,880    $  1,881
Assumed
  Affiliate                                                     11           4          11
  Non-affiliate                                                  4          47          38
Ceded--non-affiliate                                          (418)       (336)       (387)
                                                          --------    --------    --------
  Contract benefits, net of reinsurance                   $  1,359    $  1,595    $  1,543
                                                          ========    ========    ========

     Reinsurance recoverables at December 31 are summarized in the following table.

                                      REINSURANCE RECOVERABLE ON
          (IN MILLIONS)                  PAID AND UNPAID CLAIMS
                                      ---------------------------
                                          2004           2003
                                      ------------   ------------
          Life insurance              $      1,004   $        823
          Long-term care                       238            161
          Other                                265            201
                                      ------------   ------------
          Total                       $      1,507   $      1,185
                                      ============   ============

     At December 31, 2004 and 2003, approximately 80% and 97%, respectively, of reinsurance recoverables are due from companies rated A- or better by S&P.

                                       35



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:


(IN MILLIONS)                                     2004        2003        2002
                                                --------    --------    --------
BALANCE, BEGINNING OF YEAR                      $  3,202    $  2,915    $  2,997
Impact of adoption of SOP-03-1(1)                   (144)          -           -
Disposition of operation(2)                         (238)          -           -
Reinsurance(3)                                        40           -           -
Acquisition costs deferred                           828         732         666
Amortization charged to income                      (534)       (479)       (418)
Effect of unrealized gains and losses                 22          34        (330)
                                                --------    --------    --------
BALANCE, END OF YEAR                            $  3,176    $  3,202    $  2,915
                                                ========    ========    ========

(1) The impact of adoption of SOP 03-1 includes a write-down in variable annuity
DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.

(2) In 2004, DAC was reduced by $238 million related to the disposition of substantially all of the Company's direct response distribution business (see
Note 3).

(3) In 2004, DAC was increased by $40 million as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Amortization charged to income includes $120 million, $46 million and $2 million in 2004, 2003 and 2002, respectively, due to realized capital gains and losses.

     In 2004, DSI and related amortization is classified within the Consolidated
Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively.
Deferred sales inducement activity for the twelve months ended December 31, 2004 was as follows:

     (IN MILLIONS)
     Balance, January 1, 2004 (1)                              $     99
     Sales inducements deferred                                      55
     Amortization charged to income                                 (45)
     Effects of unrealized gains and losses                          25
                                                               --------
     Balance, December 31, 2004                                $    134
                                                               ========

     (1) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $2 million and $2 million in 2004, 2003 and 2002, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by their par value was $146 million at December 31, 2004. The obligations associated with these fixed income securities expire at various times during the next seven years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance

                                       36



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2004, the amount due under the commercial paper program is $301 million and the cash surrender value of the policies is $305 million. The repayment guarantee expires April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2004.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted the Company and some of its subsidiaries and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices.
The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. The Company and its subsidiaries have responded and will continue to respond to these information requests and investigations. The
Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

                                       37



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive or treble damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In those cases where plaintiffs have made a specific demand for monetary damages, they often specify damages just below a jurisdictional limit regardless of the facts of the case. This represents the maximum they can seek without risking removal from state court to federal court. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the Company's operating results for any particular period if an unfavorable outcome results, none will have a material adverse effect on the consolidated financial condition of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.


     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency

                                       38



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation.
AIC is cooperating with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization.
The outcome of these disputes is currently uncertain.

     The Company is defending a number of lawsuits brought by plaintiffs challenging trading restrictions the Company adopted in an effort to limit market-timing activity in its variable annuity sub-accounts. In one case, plaintiffs' motion for summary judgment on their breach of contract claims was granted and the matter will proceed to trial on damages. In these various lawsuits, plaintiffs seek a variety of remedies including monetary and equitable relief. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

OTHER MATTERS

     The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of litigation, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing
Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life
Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                                       39



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                2004       2003
                                           --------   --------
DEFERRED ASSETS
Life and annuity reserves                  $    914   $    666
Other assets                                     94        150
                                           --------   --------
  Total deferred assets                       1,008        816
DEFERRED LIABILITIES
Deferred policy acquisition costs              (958)    (1,003)
Unrealized net capital gains                   (546)      (567)
Other liabilities                              (142)       (25)
                                           --------   --------
  Total deferred liabilities                 (1,646)    (1,595)
                                           --------   --------
     Net deferred liability                $   (638)  $   (779)
                                           ========   ========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                      2004       2003       2002
                                 --------   --------   --------
Current                          $    236   $     86   $    142
Deferred                              (47)        76        (85)
                                 --------   --------   --------
Total income tax expense         $    189   $    162   $     57
                                 ========   ========   ========

     The Company paid income taxes of $149 million, $161 million and $116 million in 2004, 2003 and 2002, respectively. The Company had a current income tax payable of $63 million and a current income tax receivable of $24 million at December 31, 2004 and 2003, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2004         2003         2002
                                                     --------     --------     --------
Statutory federal income tax rate                        35.0%        35.0%        35.0%
Adjustment to prior year tax liabilities                 (0.1)         2.4        (12.9)
Dividends received deduction                             (2.4)        (2.6)        (4.0)
Other                                                     2.1          1.1          0.9
                                                     --------     --------     --------
  Effective income tax rate                              34.6%        35.9%        19.0%
                                                     ========     ========     ========

     In 2003 and 2002, adjustments to prior year tax liabilities were an increase in expense of $11 million and a decrease in expense of $39 million, respectively, which primarily resulted from Internal Revenue Service developments and reconciliation of deferred taxes.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The aggregate balance in this account at December 31, 2004 was $94 million, which prior to the 2004 Act would have resulted in federal income taxes payable of $33 million if such amounts had been distributed or deemed distributed from the policyholders surplus account. No provision for taxes has ever been made for this item since the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating or substantially reducing this potential tax liability.

                                       40



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                                    2004       2003
                                                               --------   --------
Structured investment security VIE obligations due 2007        $     47   $     45
Mandatorily redeemable preferred stock-Series A                      57          -
                                                               --------   --------
   Total debt                                                  $    104   $     45
                                                               ========   ========

     Pursuant to the adoption of FIN 46 in 2003, the Company was determined to be the primary beneficiary of a consolidated structured investment security VIE.
The Company's Consolidated Statements of Financial Position include $54 million and $53 million of investments and long term debt of $47 million and $45 million as of December 31, 2004 and 2003, respectively. The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment is the assets of the VIE.

     As of December 31, 2004, debt includes $57 million of mandatorily redeemable preferred stock - Series A ("preferred stock") that was reclassified to long-term debt during the second quarter of 2004 in accordance with the provisions of Statement of Financial Accounting Standards No. 150,
"Accounting for Certain Financial Instruments with Characteristics of both
Liabilities and Equity". The reclassification occurred as a result of changes to contractual arrangements between the Company and the holders of the preferred stock resulting in the preferred stock becoming mandatorily redeemable. As of December 31, 2003, the balance of the preferred stock subject to reclassification amounted to $77 million. As of December 31, 2004, $20 million of this preferred stock had been redeemed.

     For the redeemable preferred stock-Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $2 million, $2 million and $3 million were paid during 2004, 2003, and 2002, respectively. As a result of the reclassification, dividends on the reclassified preferred stock, which were previously reported in retained earnings, are reported in operating costs and expenses since the second quarter of 2004. There were no accrued and unpaid dividends for the redeemable preferred stock - Series A at December 31, 2004.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income and capital and surplus of ALIC and its insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities are as follows:

                                                          NET INCOME             CAPITAL AND SURPLUS
                                                ------------------------------   -------------------
(IN MILLIONS)                                     2004       2003       2002       2004       2003
                                                --------   --------   --------   --------   --------
Amount per statutory accounting practices       $    293   $    609   $    116   $  3,656   $  3,560
                                                ========   ========   ========   ========   ========

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC,

                                       41



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     In the twelve-month period beginning January 1, 2004, ALIC paid dividends of $226 million, which was less than the maximum amount allowed under Illinois insurance law, without the prior approval of the IL DOI based on 2003 formula amounts. Based on 2004 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2005 is $366 million, less dividends paid during the preceding twelve months measured at that point in time.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement
Plan effective January 1, 2003. All eligible employees hired before August 1,
2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2004, 2003 and 2002 was $17 million, $22 million and $11 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $8 million, $6 million and $6 million for postretirement benefits other than pension plans in 2004, 2003 and 2002, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $14 million, $13 million, and $15 million in 2004, 2003 and 2002, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                    2004                         2003                          2002
                                          --------------------------   ---------------------------   ---------------------------
(IN MILLIONS)                             PRETAX    TAX    AFTER-TAX   PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
Unrealized holding gains (losses)
  arising during the period               $ (113)  $   40  $     (73)  $  (46)  $   16   $     (30)  $  161   $  (56)  $     105
Less: reclassification adjustment            (51)      18        (33)     (48)      17         (31)    (479)     168        (311)
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
UNREALIZED NET CAPITAL GAINS (LOSSES)        (62)      22        (40)       2       (1)          1      640     (224)        416
UNREALIZED FOREIGN CURRENCY
  TRANSLATION ADJUSTMENTS                      -        -          -        -        -           -       (1)       -          (1)
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
Other comprehensive income (loss)         $  (62)  $   22  $     (40)  $    2   $   (1)  $       1   $  639   $ (224)  $     415
                                          ======   ======  =========   ======   ======   =========   ======   ======   =========

                                       42



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER       SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                               ------------------  ------------------  ------------------  ------------------
(IN MILLIONS)                                    2004      2003      2004      2003      2004      2003      2004      2003
                                               --------  --------  --------  --------  --------  --------  --------  --------
Revenues                                       $  1,141  $  1,244  $  1,114  $  1,143  $  1,161  $  1,203  $  1,431  $  1,239
Income before cumulative effect of
  change in accounting principle, after-tax          91        39        55        85        76       119       134        48
Net income (loss)                                   (84)       39        55        85        76       119       134        35

                                       43


                              ------------------------------------------------
                              ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 AND FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable    AIM Variable      AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance         Insurance        Insurance        Insurance
                                   Funds            Funds            Funds             Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  --------------- ----------------  ---------------  ---------------
                                                  AIM V. I.                                          AIM V. I.
                                 AIM V. I.         Capital         AIM V. I.      AIM V. I. Dent    Diversified       AIM V. I.
                                Basic Value     Appreciation      Core Equity      Demographics        Income          Growth
                              ---------------  ---------------  --------------- ----------------  ---------------  ---------------
ASSETS
Investments at fair value     $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         9,246  $    33,628,272  $     3,001,868  $        13,497  $     1,590,505  $    17,494,976
Contracts in payout
  (annuitization) period                    -           30,848                -                -                -           33,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                          781        1,483,434          132,826            2,393          181,980        1,092,101
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $         8,476  $    33,326,185  $     2,973,605  $        12,335  $     1,665,800  $    17,963,795
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.80  $          5.68  $          8.59  $         12.01  $         11.38  $          4.44
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.80  $         12.02  $          8.77  $         12.01  $         11.51  $         10.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   AIM Variable    AIM Variable     AIM Variable
                               AIM Variable     AIM Variable     AIM Variable       Insurance       Insurance         Insurance
                                Insurance         Insurance        Insurance          Funds           Funds             Funds
                                  Funds             Funds            Funds          Series II       Series II         Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     AIM V. I.
                                 AIM V. I.        AIM V. I.                                           Capital         AIM V. I.
                               International      Mid Cap           AIM V. I.       AIM V. I.       Appreciation       Mid Cap
                                  Growth         Core Equity     Premier Equity   Basic Value II        II         Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       78,514          185,057        2,148,628        1,509,540          300,528          194,317
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,381,137  $     2,370,515  $    51,079,083  $    15,665,799  $     6,093,708  $     2,498,180
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.37  $         10.78  $          6.05  $         13.83  $         12.59  $         10.74
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.60  $         10.84  $         11.45  $         14.14  $         12.88  $         10.83
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Alliance         Alliance         Alliance         Alliance
                                AIM Variable      Bernstein        Bernstein        Bernstein        Bernstein        Fidelity
                                 Insurance        Variable         Variable          Variable         Variable        Variable
                                   Funds           Product          Product          Product          Product         Insurance
                                 Series II       Series Fund      Series Fund      Series Fund      Series Fund     Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Alliance                           Alliance
                                 AIM V. I.        Alliance         Bernstein        Alliance         Bernstein
                                  Premier         Bernstein        Growth &         Bernstein        Small Cap
                                 Equity II         Growth           Income       Premier Growth        Value        VIP Contrafund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,828,760  $    49,011,811  $   224,669,319  $    43,141,492  $    25,975,968  $     7,933,382
Contracts in payout
  (annuitization) period                    -           34,086           28,493              669                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      180,772        2,717,224        9,413,398        1,866,818        1,547,109          298,023
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,498,856  $    44,522,884  $   196,504,908  $    45,182,392  $    21,464,215  $     6,346,320
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.00  $          6.26  $         10.15  $          5.62  $         15.68  $         11.68
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.27  $         14.11  $         13.52  $         12.31  $         16.03  $         11.93
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Fidelity
                                 Fidelity         Fidelity         Fidelity          Fidelity        Fidelity         Variable
                                 Variable         Variable         Variable          Variable        Variable        Insurance
                                Insurance         Insurance        Insurance        Insurance        Insurance      Products Fund
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund  (Service Class 2)
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
                                                                                                                         VIP
                                                                                                                    Equity-Income
                                                  VIP High                       VIP Investment                       (Service
                                VIP Growth         Income        VIP Index 500     Grade Bond      VIP Overseas        Class 2)
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
ASSETS
Investments at fair value     $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
  Total assets                $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ===============  ===============  ===============  ===============  =============== =================

NET ASSETS
Accumulation units            $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
Contracts in payout
  (annuitization) period                    -                -                -                -                -                 -
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
  Total net assets            $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ===============  ===============  ===============  ===============  =============== =================
FUND SHARE INFORMATION
Number of shares                      164,301          270,659           58,494          416,746          116,293                96
                              ===============  ===============  ===============  ===============  =============== =================
Cost of investments           $     5,653,768  $     1,766,242  $     7,243,232  $     5,357,786  $     1,812,183 $           1,977
                              ===============  ===============  ===============  ===============  =============== =================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.03  $          9.32  $          9.04  $         13.53  $          9.91 $           12.53
                              ===============  ===============  ===============  ===============  =============== =================
  Highest                     $          8.21  $          9.42  $          9.24  $         13.83  $         10.13 $           12.53
                              ===============  ===============  ===============  ===============  =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity         Fidelity        Franklin         Franklin         Franklin         Franklin
                                  Variable         Variable        Templeton        Templeton        Templeton        Templeton
                                 Insurance         Insurance       Variable          Variable         Variable         Variable
                               Products Fund     Products Fund     Insurance        Insurance        Insurance        Insurance
                             (Service Class 2) (Service Class 2) Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
                               VIP Investment                       Franklin                                          Franklin
                                Grade Bond       VIP Overseas      Growth and                         Franklin        Large Cap
                                 (Service          (Service          Income          Franklin          Income          Growth
                                 Class 2)          Class 2)        Securities      High Income       Securities       Securities
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value    $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
  Total assets               $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ================= ================= ==============  ===============  ===============  ===============

NET ASSETS
Accumulation units           $          25,464 $           7,172 $   74,085,068  $     8,292,944  $    31,745,568  $     1,849,878
Contracts in payout
  (annuitization) period                     -                 -        180,550                -           18,873                -
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
  Total net assets           $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ================= ================= ==============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         1,947               412      4,813,067        1,201,876        2,027,086          124,153
                             ================= ================= ==============  ===============  ===============  ===============
Cost of investments          $          25,523 $           5,746 $   65,329,212  $     7,963,781  $    29,923,500  $     1,809,853
                             ================= ================= ==============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                     $           11.44 $           13.55 $        14.27  $         10.63  $         11.17  $         10.50
                             ================= ================= ==============  ===============  ===============  ===============
  Highest                    $           11.44 $           13.55 $        14.71  $         10.72  $         11.26  $         10.53
                             ================= ================= ==============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin        Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Franklin                                           Templeton
                                                  Small Cap         Franklin                         Developing       Templeton
                                  Franklin          Value             U.S.         Mutual Shares      Markets          Foreign
                                 Small Cap       Securities        Government       Securities       Securities      Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,519,201  $    39,138,711  $     7,201,746  $    76,408,574  $    14,590,934  $    37,116,697
Contracts in payout
  (annuitization) period                    -           28,500           18,968          202,564                -           21,890
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      181,122        2,502,697          562,361        4,604,035        1,682,922        2,588,055
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,443,284  $    30,210,183  $     7,160,028  $    66,947,289  $    11,567,247  $    31,602,947
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.81  $         17.36  $         10.18  $         10.88  $         20.32  $         11.44
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         17.21  $         17.90  $         10.27  $         14.19  $         20.90  $         16.01
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin
                                 Templeton                           Janus
                                  Variable                        Aspen Series       Lazard         Lord Abbett      Lord Abbett
                                 Insurance           Janus          (Service       Retirement         Series           Series
                               Products Trust    Aspen Series        Shares)       Series, Inc.        Fund             Fund
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Templeton
                               Global Income      Capital        Foreign Stock      Emerging                            Bond-
                                 Securities     Appreciation    (Service Shares)     Markets         All Value        Debenture
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
  Total assets                $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ===============  ===============  ================ ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,946,701  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
Contracts in payout
  (annuitization) period               51,008                -                 -               -                -                -
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
  Total net assets            $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ===============  ===============  ================ ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      191,669              769             2,724             673          132,610          217,844
                              ===============  ===============  ================ ===============  ===============  ===============
Cost of investments           $     2,752,269  $        16,472  $         30,102 $         4,408  $     1,797,991  $     2,730,593
                              ===============  ===============  ================ ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.33  $         11.38  $          15.62 $         22.74  $         10.89  $         10.34
                              ===============  ===============  ================ ===============  ===============  ===============
  Highest                     $         14.69  $         11.38  $          15.62 $         22.74  $         10.92  $         10.37
                              ===============  ===============  ================ ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Lord Abbett      Lord Abbett      Lord Abbett      MFS Variable     MFS Variable    MFS Variable
                                  Series           Series           Series          Insurance        Insurance        Insurance
                                   Fund             Fund             Fund             Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Growth and         Growth           Mid-Cap                             MFS         MFS Investors
                                  Income        Opportunities        Value           MFS Bond       High Income         Trust
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      145,315           56,584          219,998          282,703           92,482          157,366
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,857,418  $       715,296  $     4,364,177  $     3,294,917  $       881,345  $     2,688,727
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.87  $         11.12  $         11.10  $         13.72  $         11.73  $          8.69
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.90  $         11.15  $         11.14  $         14.02  $         11.99  $          8.88
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable     MFS Variable
                                                  Insurance        Insurance      Morgan Stanley   Morgan Stanley  Morgan Stanley
                                MFS Variable        Trust           Trust           Variable         Variable        Variable
                                 Insurance        (Service         (Service         Investment       Investment      Investment
                                   Trust           Class)           Class)            Series           Series          Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   MFS New
                                                  Discovery      MFS Utilities
                                  MFS New         (Service         (Service        Aggressive        Dividend
                                 Discovery         Class)           Class)           Equity           Growth           Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,447,150  $         5,306  $           146  $    36,047,204  $   691,365,459  $   509,150,927
Contracts in payout
  (annuitization) period                    -                -                -           43,826        5,220,253        2,277,530
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      231,819              361                7        3,228,178       48,106,748       21,247,547
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,324,003  $         5,143  $           101  $    41,451,612  $ 1,575,979,317  $   680,123,182
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.94  $         11.87  $         13.05  $          6.73  $         10.02  $          6.77
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.22  $         11.87  $         13.05  $         10.46  $         37.55  $         87.71
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                               Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                     Global
                                  European          Global          Dividend
                                   Growth          Advantage         Growth         High Yield     Income Builder    Information
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   167,036,041  $    22,062,533  $   200,388,413  $    46,702,739  $    46,371,049  $     4,090,637
Contracts in payout
  (annuitization) period              584,384                -        1,087,649          216,685           46,769                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    9,075,280        2,697,131       13,933,338       39,099,520        3,953,818          823,066
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   152,252,712  $    23,990,499  $   170,668,746  $    72,858,456  $    43,253,618  $     3,803,101
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.14  $          7.10  $         11.64  $          4.58  $         11.78  $          4.67
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         38.11  $          8.42  $         22.65  $         16.77  $         15.85  $         11.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Limited                           Quality
                                 Duration       Money Market      Income Plus     S&P 500 Index     Strategist        Utilities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    50,020,260  $   165,872,033  $   273,739,511  $   122,355,981  $   322,659,176  $   156,320,585
Contracts in payout
  (annuitization) period               35,805          919,865        2,860,363          639,951        2,676,474        1,519,349
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    5,139,226      166,791,898       25,898,865       11,040,927       19,598,533       10,715,542
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    51,680,244  $   166,791,898  $   273,354,355  $   113,665,456  $   290,850,368  $   168,441,920
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.61  $          9.86  $         11.47  $          8.11  $         10.03  $          7.54
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.77  $         23.01  $         32.21  $         10.75  $         41.28  $         26.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                Aggressive        Dividend                          European          Global            Global
                                  Equity           Growth           Equity           Growth         Advantage       Dividend Growth
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y          (Class Y
                                  Shares)          Shares)          Shares)          Shares)          Shares)           Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total assets                $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $     26,129,838 $    132,669,466 $    112,114,727 $     41,305,428 $     10,869,074 $     65,870,779
Contracts in payout
  (annuitization) period                 1,042           23,089            5,086                -                -                -
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total net assets            $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ================ ================ ================ ================ ================ ================
FUND SHARE INFORMATION
Number of shares                     2,356,256        9,176,525        4,665,827        2,248,526        1,335,267        4,593,499
                              ================ ================ ================ ================ ================ ================
Cost of investments           $     23,850,376 $    119,104,851 $    113,114,241 $     36,942,365 $     10,398,778 $     53,377,762
                              ================ ================ ================ ================ ================ ================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           6.46 $           9.80 $           6.40 $           7.93 $           6.91 $          11.33
                              ================ ================ ================ ================ ================ ================
  Highest                     $          13.58 $          13.10 $          13.01 $          14.09 $          13.97 $          14.68
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                     Limited                           Quality
                                High Yield      Income Builder    Information        Duration       Money Market     Income Plus
                                 (Class Y         (Class Y         (Class Y          (Class Y        (Class Y         (Class Y
                                  Shares)          Shares)          Shares)           Shares)         Shares)          Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total assets                $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $     37,266,741 $     46,473,158 $     12,761,979 $    120,185,928 $     85,984,232 $    169,822,591
Contracts in payout
  (annuitization) period                     -                -            1,276           27,274                -          258,165
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total net assets            $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ================ ================ ================ ================ ================ ================
FUND SHARE INFORMATION
Number of shares                    31,055,617        3,968,673        2,588,896       12,354,903       85,984,232       15,940,090
                              ================ ================ ================ ================ ================ ================
Cost of investments           $     37,297,015 $     41,276,947 $     11,669,068 $    124,204,310 $     85,984,232 $    168,054,550
                              ================ ================ ================ ================ ================ ================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           5.50 $          11.03 $           4.61 $           9.79 $           9.57 $          10.46
                              ================ ================ ================ ================ ================ ================
  Highest                     $          12.95 $          12.75 $          15.27 $          11.13 $          10.29 $          13.31
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable
                                Investment       Investment       Investment       Oppenheimer      Oppenheimer      Oppenheimer
                                  Series           Series           Series           Variable         Variable         Variable
                              (Class Y Shares) (Class Y Shares) (Class Y Shares)  Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
                               S&P 500 Index     Strategist        Utilities                        Oppenheimer      Oppenheimer
                                  (Class Y        (Class Y         (Class Y        Oppenheimer        Capital          Global
                                   Shares)         Shares)          Shares)           Bond         Appreciation      Securities
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
  Total assets                $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ================ ================ ================ ===============  ===============  ===============

NET ASSETS
Accumulation units            $    151,930,221 $     95,929,676 $     29,329,342 $     5,253,410  $     7,132,146  $     6,645,404
Contracts in payout
  (annuitization) period                     -           41,963           13,348               -                -                -
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
  Total net assets            $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ================ ================ ================ ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    13,736,910        5,788,398        1,993,389         456,818          192,813          225,192
                              ================ ================ ================ ===============  ===============  ===============
Cost of investments           $    133,637,718 $     84,499,668 $     31,006,020 $     5,045,186  $     7,338,330  $     5,480,526
                              ================ ================ ================ ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           7.81 $           9.75 $           6.91 $         12.94  $         10.58  $         15.96
                              ================ ================ ================ ===============  ===============  ===============
  Highest                     $          13.19 $          13.08 $          13.66 $         13.22  $         10.81  $         16.31
                              ================ ================ ================ ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                                                    Variable         Variable         Variable         Variable
                                Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds    Account Funds
                                  Variable        Variable      (Service Class   (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))           ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Oppenheimer                                                         Oppenheimer
                                                 Main Street      Oppenheimer                                          Capital
                                Oppenheimer       Small Cap       Aggressive       Oppenheimer      Oppenheimer      Appreciation
                                High Income        Growth         Growth (SC)     Balanced (SC)      Bond (SC)           (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,117,025  $     4,484,107  $    13,793,546  $    35,379,098  $       687,384  $    40,007,771
Contracts in payout
  (annuitization) period                    -                -                -           22,330                -           68,712
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      240,571          279,384          316,076        2,051,068           59,929        1,091,110
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,012,178  $     3,215,433  $    11,583,111  $    31,292,320  $       684,330  $    37,092,515
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.97  $         17.18  $         14.31  $         13.88  $         10.10  $         12.66
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.23  $         17.56  $         14.70  $         14.28  $         10.12  $         12.97
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer
                                  Variable         Variable         Variable         Variable        Variable      PIMCO Advisors
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds      Variable
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class     Insurance
                                  ("SC"))           ("SC"))          ("SC"))         ("SC"))          ("SC"))          Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer                                        Oppenheimer
                                   Global        Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                                 Securities         High             Main           Small Cap        Strategic
                                   (SC)          Income (SC)      Street (SC)      Growth (SC)       Bond (SC)     OpCap Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    27,869,796  $    31,757,625  $    57,933,031  $    29,516,472  $    78,176,217  $         9,780
Contracts in payout
  (annuitization) period               20,336           77,647                -                -          272,334                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      950,908        3,634,163        2,798,697        1,848,245       14,829,594              901
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    22,114,211  $    30,008,727  $    49,745,852  $    23,452,161  $    73,475,801  $         8,976
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.36  $         13.61  $         13.29  $         16.49  $         12.68  $         10.79
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.81  $         13.99  $         13.70  $         17.36  $         13.07  $         10.79
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Advisors  PIMCO Advisors
                                  Variable         Variable     PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance       Insurance         Insurance         Putnam
                                   Trust            Trust            Trust           Trust             Trust       Variable Trust
                                Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                     PEA                                                             VT American
                                   OpCap         Science and                                          PIMCO          Government
                                 Small Cap       Technology      Foreign Bond     Money Market     Total Return        Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    65,579,913
Contracts in payout
  (annuitization) period                    -                -                -                -                -          423,027
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                           53              313              184           17,721              123        5,636,459
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $         1,474  $           586  $         1,836  $        17,721  $         1,273  $    66,284,798
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         15.15  $         11.73  $         11.24  $          9.86  $         11.46  $          6.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.15  $         11.73  $         11.24  $          9.86  $         11.46  $         13.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam          Putnam          Putnam            Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust  Variable Trust    Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                    VT The George
                                 VT Capital      VT Capital      VT Discovery    VT Diversified         VT           Putnam Fund
                                Appreciation    Opportunities       Growth           Income        Equity Income      of Boston
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    17,376,314  $     3,507,570  $    19,274,653  $    90,929,507  $    21,401,747  $   234,727,942
Contracts in payout
  (annuitization) period                    -                -           11,267          268,754                -          608,183
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,006,503          243,581        3,880,467        9,945,285        1,586,490       20,375,422
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    14,541,433  $     3,134,345  $    15,954,567  $    88,248,442  $    18,614,126  $   210,991,184
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.01  $         14.95  $          4.64  $         12.89  $         13.10  $         10.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          8.47  $         15.20  $          4.91  $         14.05  $         13.41  $         12.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam         Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account    Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                     VT
                                Global Asset          VT         VT Growth and      VT Growth        VT Health
                                 Allocation      Global Equity      Income        Opportunities       Sciences      VT High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    30,578,237  $    57,101,455  $   636,633,292  $    26,181,506  $    79,056,995  $   100,154,925
Contracts in payout
  (annuitization) period              196,145           70,093          897,968           26,142           43,612          208,453
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,159,606        5,583,159       25,060,191        5,611,916        6,743,445       12,467,500
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    29,787,777  $    87,876,538  $   595,695,738  $    37,082,867  $    79,934,930  $    96,343,163
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.47  $          5.22  $          9.76  $          4.05  $          8.95  $         11.82
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.47  $          8.27  $         14.90  $          4.33  $         12.03  $         14.65
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      VT               VT
                                                     VT          International    International
                                                International     Growth and           New                              VT
                                 VT Income         Equity           Income        Opportunities     VT Investors    Mid Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   200,807,413  $   247,280,437  $    51,763,712  $    29,411,759  $   176,743,068  $     8,269,199
Contracts in payout
  (annuitization) period              688,549          182,229           39,440              346          375,202                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   15,644,096       16,822,751        3,834,430        2,358,629       17,729,557          563,297
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   196,116,030  $   237,773,198  $    44,482,570  $    31,158,348  $   216,818,079  $     7,135,586
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.53  $          7.88  $         10.43  $          4.83  $          6.28  $         14.37
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.00  $         15.44  $         14.95  $          9.71  $         14.53  $         14.70
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam            Putnam           Putnam           Putnam          Putnam          Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust    Variable Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    VT OTC &
                                    VT              VT New                          Emerging                        VT Small Cap
                               Money Market     Opportunities     VT New Value       Growth         VT Research        Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    77,276,508  $   128,427,130  $   143,541,352  $    34,164,705  $   104,298,470  $   176,513,166
Contracts in payout
  (annuitization) period              602,888           43,528          165,084          147,928          261,376           74,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   77,879,396        7,647,063        8,800,149        5,737,898        9,188,036        7,748,486
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    77,879,396  $   210,868,073  $   113,749,508  $    61,189,012  $   111,730,148  $   111,241,604
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.58  $          4.43  $         13.19  $          2.04  $          7.48  $         13.13
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.88  $         14.79  $         16.71  $          4.94  $         13.99  $         23.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Salomon         Salomon
                                                                                                      Brothers        Brothers
                                                                                                      Variable        Variable
                                   Putnam           Putnam           Putnam           Rydex            Series          Series
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds Inc.      Funds Inc.
                                 Sub-Account     Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT Utilities
                                Growth and
                                  Income           VT Vista        VT Voyager       Rydex OTC         All Cap         Investors
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    47,684,038  $    98,037,968  $   385,858,075  $            55  $         6,259  $         7,811
Contracts in payout
  (annuitization) period              196,502           52,045          206,861                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    3,536,229        7,891,393       14,193,564                4              372              566
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    49,610,100  $   119,313,123  $   546,263,590  $            50  $         5,275  $         7,181
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.20  $          5.65  $          5.51  $         12.62  $         12.01  $         10.94
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.98  $         15.98  $         12.93  $         12.62  $         12.01  $         10.94
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 STI Classic      STI Classic      STI Classic      STI Classic      STI Classic     STI Classic
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      STI
                                STI Capital      STI Growth &    International    STI Investment        STI         STI Small Cap
                                Appreciation       Income            Equity         Grade Bond     Mid-Cap Equity    Value Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       36,621           79,089            3,309          103,372           37,360           29,906
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       558,748  $       809,368  $        32,789  $     1,057,569  $       384,692  $       458,358
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.15  $         12.64  $         14.32  $         10.19  $         13.03  $         14.81
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.33  $         12.81  $         14.45  $         10.31  $         13.19  $         15.00
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                The Universal    The Universal    The Universal    The Universal    The Universal
                                 STI Classic    Institutional    Institutional    Institutional    Institutional    Institutional
                               Variable Trust    Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Van Kampen
                                                  Van Kampen       Van Kampen                           UIF           Van Kampen
                                  STI Value      UIF Emerging         UIF          Van Kampen      International         UIF
                                Income Stock    Markets Equity   Equity Growth    UIF High Yield      Magnum        Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       669,710  $    42,878,690  $    69,592,875  $       351,012  $    33,937,500  $    36,517,275
Contracts in payout
  (annuitization) period                    -          134,614           14,633                -           90,995              750
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       46,767        3,892,607        5,062,364           48,216        3,014,039        3,524,906
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       603,153  $    33,159,187  $    74,567,229  $       294,904  $    29,757,475  $    28,127,759
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.65  $          9.28  $          6.28  $         12.78  $          8.42  $         12.02
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.82  $         15.79  $         11.59  $         12.78  $         12.17  $         14.44
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                 The Universal    The Universal    The Universal    The Universal
                               The Universal    The Universal    Institutional    Institutional    Institutional    Institutional
                               Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Van Kampen        Van Kampen       Van Kampen      Van Kampen
                                Van Kampen       Van Kampen      UIF Emerging      UIF Emerging    UIF Equity and       UIF
                                 UIF U.S.         UIF U.S.       Markets Debt     Markets Equity      Income        Equity Growth
                               Mid Cap Value     Real Estate      (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   140,560,948  $    73,017,188  $    17,167,711  $     8,467,470  $    23,276,677  $    16,667,717
Contracts in payout
  (annuitization) period               93,370          116,313            3,021                -           19,379                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    8,278,653        3,570,972        1,935,821          766,981        1,796,149        1,218,400
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   113,003,703  $    47,852,751  $    16,580,286  $     6,671,230  $    21,125,732  $    15,148,313
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.00  $         16.10  $         12.03  $         17.71  $         10.91  $         10.66
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.86  $         25.42  $         15.17  $         18.10  $         12.79  $         12.42
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal     Van Kampen
                               Institutional    Institutional    Institutional    Institutional    Institutional        Life
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.       Investment
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)          Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Van Kampen        Van Kampen     Van Kampen UIF   Van Kampen UIF   Van Kampen UIF
                                UIF Global           UIF         Small Company    U.S. Mid Cap          U.S.
                                Franchise       Mid Cap Growth      Growth           Value          Real Estate
                                (Class II)       (Class II)       (Class II)       (Class II)        (Class II)     LIT Comstock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    32,520,062  $    21,019,279  $    23,918,179  $    39,035,145  $    62,685,067  $   106,245,544
Contracts in payout
  (annuitization) period               24,369                -                -                -           50,000          255,865
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,356,584        2,030,848        1,546,101        2,301,601        3,078,266        7,756,840
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    29,140,363  $    17,140,633  $    20,331,504  $    32,912,839  $    48,753,811  $    87,298,923
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.00  $         15.38  $         15.64  $         11.25  $         16.80  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.64  $         15.73  $         15.99  $         15.16  $         19.61  $         14.40
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Van Kampen        Van Kampen      Van Kampen
                                 Van Kampen      Van Kampen       Van Kampen          Life              Life            Life
                                    Life            Life             Life          Investment        Investment      Investment
                                 Investment      Investment       Investment          Trust             Trust           Trust
                                   Trust            Trust            Trust         (Class II)        (Class II)      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                 LIT Aggressive                     LIT Emerging
                                LIT Emerging                          LIT            Growth        LIT Comstock        Growth
                                   Growth       LIT Government    Money Market     (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    81,816,771  $     1,997,073  $     2,480,159  $    21,142,089  $   236,250,364  $    63,972,925
Contracts in payout
  (annuitization) period               99,035                -                -            1,072           23,439            1,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    3,148,186          210,662        2,480,159        4,350,445       17,258,861        2,475,783
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   107,825,178  $     1,981,543  $     2,480,159  $    18,590,125  $   187,402,482  $    59,868,196
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          4.49  $         10.88  $         10.51  $         11.05  $         11.27  $          6.98
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.81  $         11.00  $         10.74  $         14.59  $         14.52  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------

                                 Van Kampen       Van Kampen
                                    Life            Life
                                 Investment      Investment
                                   Trust            Trust
                                 (Class II)      (Class II)
                                Sub-Account      Sub-Account
                              ---------------  ---------------
                               LIT Growth and       LIT
                                  Income        Money Market
                                (Class II)       (Class II)
                              ---------------  ---------------
ASSETS
Investments at fair value     $   108,454,462  $    17,649,838
                              ---------------  ---------------
  Total assets                $   108,454,462  $    17,649,838
                              ===============  ===============

NET ASSETS
Accumulation units            $   108,240,890  $    17,649,838
Contracts in payout
  (annuitization) period              213,572                -
                              ---------------  ---------------
  Total net assets            $   108,454,462  $    17,649,838
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                    5,622,315       17,649,838
                              ===============  ===============
Cost of investments           $    91,625,792  $    17,649,838
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.79  $          9.79
                              ===============  ===============
  Highest                     $         15.14  $          9.93
                              ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              AIM Variable       AIM Variable     AIM Variable     AIM Variable    AIM Variable     AIM Variable
                               Insurance           Insurance        Insurance       Insurance        Insurance       Insurance
                                 Funds               Funds            Funds           Funds            Funds           Funds
                              Sub-Account         Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   AIM V. I.                                         AIM V. I.
                              AIM V. I.             Capital         AIM V. I.    AIM V. I. Dent     Diversified       AIM V. I.
                          Basic Value (a) (g)    Appreciation      Core Equity    Demographics        Income           Growth
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                 $                 -  $             -  $        28,205  $             -  $        90,160  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk                        (79)        (510,099)         (35,226)            (181)         (18,844)        (269,412)
    Administrative
      expense                              (5)         (33,308)          (2,941)             (13)          (1,573)         (17,607)
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment
      income (loss)                       (84)        (543,407)          (9,962)            (194)          69,743         (287,019)
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                   107       23,095,320          380,075              660          315,361       27,217,115
    Cost of investments
      sold                                107       23,428,530          404,598              623          319,977       27,648,421
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on
        fund shares                         -         (333,210)         (24,523)              37           (4,616)        (431,306)

Realized gain
  distributions                             -                -                -                -                -                -
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                              -         (333,210)         (24,523)              37           (4,616)        (431,306)

Change in unrealized
  gains (losses)                          770        2,382,358          242,112            1,024           (6,137)       1,707,211
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         770        2,049,148          217,589            1,061          (10,753)       1,275,905
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS              $               686  $     1,505,741  $       207,627  $           867  $        58,990  $       988,886
                          ===================  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   AIM Variable   AIM Variable      AIM Variable
                                AIM Variable     AIM Variable     AIM Variable       Insurance      Insurance        Insurance
                                 Insurance        Insurance        Insurance          Funds           Funds            Funds
                                   Funds            Funds            Funds          Series II       Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------
                                                                                                    AIM V. I.
                                 AIM V. I.        AIM V. I.                                          Capital        AIM V. I.
                               International       Mid Cap          AIM V. I.        AIM V. I.     Appreciation       Mid Cap
                                  Growth       Core Equity (a)   Premier Equity   Basic Value II       II        Core Equity II (a)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         9,228  $         4,859  $       209,186  $             -  $           -  $              450
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (16,946)         (14,435)        (724,139)        (201,339)       (85,998)             (8,596)
    Administrative expense             (1,409)            (935)         (47,556)         (24,569)       (10,804)             (1,040)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net investment income
      (loss)                           (9,127)         (10,511)        (562,509)        (225,908)       (96,802)             (9,186)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               220,231       10,613,945       31,325,108        1,819,033        793,934             149,162
    Cost of investments sold          217,155       10,616,284       33,367,204        1,710,327        762,908             144,929
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

      Realized gains (losses)
        on fund shares                  3,076           (2,339)      (2,042,096)         108,706         31,026               4,233

Realized gain distributions                 -          143,405                -                -              -              91,631
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net realized gains
      (losses)                          3,076          141,066       (2,042,096)         108,706         31,026              95,864

Change in unrealized gains
  (losses)                            300,599           55,587        4,209,200        1,417,523        333,635              35,709
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net realized and
      unrealized gains
      (losses) on investments         303,675          196,653        2,167,104        1,526,229        364,661             131,573
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       294,548  $       186,142  $     1,604,595  $     1,300,321  $     267,859  $          122,387
                              ===============  ===============  ===============  ===============  =============  ==================

(a)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Alliance         Alliance          Alliance        Alliance
                                AIM Variable      Bernstein        Bernstein        Bernstein        Bernstein        Fidelity
                                 Insurance        Variable         Variable          Variable        Variable         Variable
                                   Funds           Product          Product          Product          Product         Insurance
                                 Series II       Series Fund      Series Fund      Series Fund      Series Fund     Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Alliance                          Alliance
                                 AIM V. I.        Alliance         Bernstein         Alliance        Bernstein
                                  Premier         Bernstein        Growth &         Bernstein        Small Cap
                                 Equity II         Growth           Income        Premier Growth       Value        VIP Contrafund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        11,770  $             -  $     1,568,389  $             -  $        15,046  $        21,396
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk        (50,064)        (614,834)      (3,262,760)        (641,065)        (303,489)         (82,688)
    Administrative expense             (5,800)         (50,725)        (237,074)         (48,677)         (36,131)          (6,815)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (44,094)        (665,559)      (1,931,445)        (689,742)        (324,574)         (68,107)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               692,693       24,240,182       51,866,457       23,006,916        1,491,812          872,302
    Cost of investments sold          654,770       24,001,810       48,335,334       24,386,328        1,336,119          761,616
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 37,923          238,372        3,531,123       (1,379,412)         155,693          110,686

Realized gain distributions                 -                -                -                -          451,392                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         37,923          238,372        3,531,123       (1,379,412)         607,085          110,686

Change in unrealized gains
  (losses)                            149,280        5,188,715       17,657,088        4,611,606        2,990,655          897,501
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         187,203        5,427,087       21,188,211        3,232,194        3,597,740        1,008,187
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       143,109  $     4,761,528  $    19,256,766  $     2,542,452  $     3,273,166  $       940,080
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Fidelity
                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity        Variable
                                 Variable         Variable         Variable         Variable         Variable        Insurance
                                 Insurance        Insurance        Insurance        Insurance        Insurance     Products Fund
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund  (Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------
                                                                                                                         VIP
                                                                                                                    Equity-Income
                                                   VIP High                       VIP Investment                      (Service
                                VIP Growth          Income       VIP Index 500     Grade Bond       VIP Overseas       Class 2)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        13,500  $       123,540  $        92,354  $       211,824  $       20,810  $              31
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (63,344)         (20,926)         (87,921)         (63,750)        (22,072)               (31)
    Administrative expense             (5,237)          (1,736)          (7,308)          (5,362)         (1,853)                (3)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net investment income
      (loss)                          (55,081)         100,878           (2,875)         142,712          (3,115)                (3)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
    Proceeds from sales             1,019,116          219,909        1,102,711        1,340,288         335,045                105
    Cost of investments sold        1,126,787          216,224        1,046,075        1,338,784         328,972                 94
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

      Realized gains (losses)
        on fund shares               (107,671)           3,685           56,636            1,504           6,073                 11

Realized gain distributions                 -                -                -          152,365               -                  8
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net realized gains
      (losses)                       (107,671)           3,685           56,636          153,869           6,073                 19

Change in unrealized gains
  (losses)                            245,868           38,021          614,488         (134,350)        218,672                193
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net realized and
      unrealized gains
      (losses) on investments         138,197           41,706          671,124           19,519         224,745                212
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        83,116  $       142,584  $       668,249  $       162,231  $      221,630  $             209
                              ===============  ===============  ===============  ===============  ==============  =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity           Fidelity           Franklin      Franklin         Franklin         Franklin
                                 Variable            Variable         Templeton      Templeton        Templeton       Templeton
                                Insurance           Insurance          Variable      Variable          Variable        Variable
                              Products Fund       Products Fund       Insurance      Insurance        Insurance       Insurance
                             (Service Class 2)  (Service Class 2)  Products Trust Products Trust   Products Trust   Products Trust
                                Sub-Account        Sub-Account       Sub-Account    Sub-Account      Sub-Account     Sub-Account
                             -----------------  -----------------  -------------- ---------------  ---------------  ---------------
                              VIP Investment                         Franklin                                         Franklin
                                Grade Bond        VIP Overseas      Growth and                        Franklin        Large Cap
                                 (Service           (Service          Income         Franklin          Income          Growth
                                  Class 2)           Class 2)      Securities (b) High Income (a)   Securities (a)  Securities (c)
                             -----------------  -----------------  -------------- ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $           1,018  $              71  $   1,463,345  $        85,454  $        54,394  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (351)               (98)      (821,495)         (43,741)        (109,422)          (2,022)
    Administrative expense                 (25)                (7)      (108,685)          (4,911)         (12,530)            (277)
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                               642                (34)       533,165           36,802          (67,558)          (2,299)
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,139                649      6,674,244       25,765,579        4,390,247          136,795
    Cost of investments sold             1,169                543      6,096,032       25,635,696        4,297,942          134,463
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                             (30)               106        578,212          129,883           92,305            2,332

Realized gain distributions                759                  -              -                -                -                -
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                             729                106        578,212          129,883           92,305            2,332

Change in unrealized gains
  (losses)                                (715)               715      4,339,250          329,163        1,840,941           40,025
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                           14                821      4,917,462          459,046        1,933,246           42,357
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $             656  $             787  $   5,450,627  $       495,848  $     1,865,688  $        40,058
                             =================  =================  =============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin        Franklin         Franklin          Franklin         Franklin         Franklin
                                 Templeton       Templeton        Templeton         Templeton        Templeton        Templeton
                                  Variable        Variable         Variable          Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Franklin                                          Templeton
                                                  Small Cap        Franklin                         Developing       Templeton
                                  Franklin          Value             U.S.        Mutual Shares       Markets         Foreign
                                 Small Cap      Securities (b)   Government (a)   Securities (b)   Securities (b)   Securities (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        53,021  $        20,205  $       377,564  $       170,320  $       193,390
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (48,421)        (431,770)         (25,605)        (748,033)        (150,054)        (305,878)
    Administrative expense             (6,339)         (55,871)          (3,633)         (96,347)         (19,129)         (38,068)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (54,760)        (434,620)          (9,033)        (466,816)           1,137         (150,556)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               576,225        6,009,449          271,873        8,695,536        4,308,747       12,314,876
    Cost of investments sold          428,098        5,354,317          270,779        8,132,251        3,840,803       11,926,504
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                148,127          655,132            1,094          563,285          467,944          388,372

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        148,127          655,132            1,094          563,285          467,944          388,372

Change in unrealized gains
  (losses)                            226,640        5,908,431           60,686        6,337,345        1,993,209        4,001,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         374,767        6,563,563           61,780        6,900,630        2,461,153        4,389,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       320,007  $     6,128,943  $        52,747  $     6,433,814  $     2,462,290  $     4,239,278
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Franklin
                              Templeton                               Janus
                               Variable                            Aspen Series        Lazard        Lord Abbett     Lord Abbett
                              Insurance             Janus           (Service         Retirement        Series           Series
                            Products Trust      Aspen Series         Shares)        Series, Inc.        Fund             Fund
                             Sub-Account         Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

                              Templeton                           Foreign Stock
                            Global Income          Capital           (Service        Emerging                          Bond-
                             Securities     Appreciation (a) (i)    Shares) (d)       Markets       All Value (c)    Debenture (c)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $       311,498  $                 43  $           97  $            52  $         5,308  $       116,983
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (40,908)                 (160)           (494)            (109)          (2,916)          (4,025)
    Administrative expense          (5,383)                  (12)            (35)              (8)            (323)            (517)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                       265,207                  (129)           (432)             (65)           2,069          112,441
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            694,527                   233             562              199           79,694          169,955
    Cost of investments
      sold                         673,133                   223             486              112           79,460          169,444
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                      21,394                    10              76               87              234              511

Realized gain
  distributions                          -                     -               -                -              264           27,229
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      21,394                    10              76               87              498           27,740

Change in unrealized gains
  (losses)                          65,371                 2,418           5,780            2,068           51,913         (105,576)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   86,765                 2,428           5,856            2,155           52,411          (77,836)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS   $       351,972  $              2,299  $        5,424  $         2,090  $        54,480  $        34,605
                           ===============  ====================  ==============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                Lord Abbett       Lord Abbett      Lord Abbett
                                   Series           Series           Series       LSA Variable      LSA Variable     LSA Variable
                                    Fund             Fund             Fund        Series Trust      Series Trust     Series Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

                                 Growth and         Growth           Mid-Cap     LSA Aggressive                          LSA
                                 Income (c)    Opportunities (c)    Value (c)    Growth (b) (e)   LSA Balanced (f)  Basic Value (g)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        24,378  $               -  $      10,753  $             -  $          7,236  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                             (5,454)              (858)        (6,678)         (66,808)              (42)             (39)
    Administrative expense               (727)              (121)          (944)          (6,231)               (3)              (3)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net investment income
      (loss)                           18,197               (979)         3,131          (73,039)            7,191              (42)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               240,284             71,254        310,715       16,051,070         6,189,560        2,578,997
    Cost of investments sold          235,699             70,522        303,883       15,177,292         6,210,462        2,510,288
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

      Realized gains (losses)
        on fund shares                  4,585                732          6,832          873,778           (20,902)          68,709

Realized gain distributions            24,781                163         54,780          983,245           264,834            2,751
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net realized gains
      (losses)                         29,366                895         61,612        1,857,023           243,932           71,460

Change in unrealized gains
  (losses)                             92,244             37,269        209,581       (1,452,977)         (146,680)         (16,076)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         121,610             38,164        271,193          404,046            97,252           55,384
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       139,807  $          37,185  $     274,324  $       331,007  $        104,443  $        55,342
                              ===============  =================  =============  ===============  ================  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                LSA Variable      LSA Variable       LSA Variable    LSA Variable     LSA Variable    LSA Variable
                                Series Trust      Series Trust       Series Trust    Series Trust     Series Trust    Series Trust
                                Sub-Account        Sub-Account        Sub-Account     Sub-Account      Sub-Account    Sub-Account
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

                                                                                          LSA
                                                  LSA Capital          LSA            Diversified    LSA Emerging      LSA Equity
                             LSA Blue Chip (h)  Appreciation (i)  Capital Growth (j)  Mid Cap (k)  Growth Equity (l) Growth (b) (m)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $               -  $              -  $                - $        301  $               - $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                 (77)              (79)                 (7)         (52)               (41)       (23,560)
    Administrative expense                  (5)               (6)                  -           (4)                (3)        (2,924)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net investment income
      (loss)                               (82)              (85)                 (7)         245                (44)       (26,484)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              2,221,632         2,851,817           4,525,464    3,291,896          4,554,242      9,737,268
    Cost of investments sold         2,516,321         3,016,473           5,213,909    3,175,236          6,201,128     10,743,094
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

      Realized gains
        (losses) on fund
        shares                        (294,689)         (164,656)           (688,445)     116,660         (1,646,886)    (1,005,826)

Realized gain distributions                  -                 -                   -      159,031                  -              -
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net realized gains
      (losses)                        (294,689)         (164,656)           (688,445)     275,691         (1,646,886)    (1,005,826)

Change in unrealized gains
  (losses)                             276,919           254,946             782,056     (227,168)         1,906,402      1,039,442
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net realized and
      unrealized gains
      (losses) on
       investments                     (17,770)           90,290              93,611       48,523            259,516         33,616
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $         (17,852) $         90,205  $           93,604 $     48,768  $         259,472 $        7,132
                             =================  ================  ================== ============  ================= ==============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable     MFS Variable     MFS Variable    MFS Variable
                               LSA Variable     LSA Variable       Insurance        Insurance        Insurance       Insurance
                               Series Trust     Series Trust         Trust            Trust            Trust            Trust
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

                               LSA Mid Cap          LSA                               MFS          MFS Investors       MFS New
                              Value (b) (n)   Value Equity (o)      MFS Bond       High Income         Trust          Discovery
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $         5,128  $         11,485  $       187,547  $        41,545  $        15,681  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (68,366)              (34)         (38,108)         (11,373)         (31,131)         (39,726)
    Administrative expense            (8,452)               (2)          (3,178)            (914)          (2,565)          (3,269)
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (71,690)           11,449          146,261           29,258          (18,015)         (42,995)
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           19,085,127         6,060,476          461,771          187,226          335,558          517,502
    Cost of investments sold      18,084,186         5,735,136          460,229          178,887          351,764          551,527
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                     1,000,941           325,340            1,542            8,339          (16,206)         (34,025)

Realized gain distributions          928,983                 -                -                -                -                -
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                     1,929,924           325,340            1,542            8,339          (16,206)         (34,025)

Change in unrealized gains
  (losses)                        (1,879,532)         (274,609)          (4,363)          33,651          291,506          234,187
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                     50,392            50,731           (2,821)          41,990          275,300          200,162
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $       (21,298) $         62,180  $       143,440  $        71,248  $       257,285  $       157,167
                             ===============  ================  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable
                                Insurance         Insurance      Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Trust             Trust          Variable          Variable        Variable         Variable
                                 (Service         (Service        Investment        Investment      Investment       Investment
                                  Class)           Class)           Series            Series          Series           Series
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 MFS New
                                Discovery       MFS Utilities
                                 (Service         (Service        Aggressive         Dividend                         European
                                  Class)           Class)           Equity            Growth          Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                     $             -  $             2  $         3,830  $    11,790,863  $     2,199,663  $     1,985,312
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (69)              (1)        (510,715)      (9,766,675)      (7,023,746)      (2,230,310)
    Administrative expense                 (4)               -          (37,135)        (726,493)        (509,943)        (165,313)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (73)               1         (544,020)       1,297,695       (5,334,026)        (410,311)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    82                2       21,394,571      200,918,184      147,738,969       51,098,681
    Cost of investments sold               87                2       24,977,503      160,906,326      211,444,662       50,086,246
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                     (5)               -       (3,582,932)      40,011,858      (63,705,693)       1,012,435

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                             (5)               -       (3,582,932)      40,011,858      (63,705,693)       1,012,435

Change in unrealized gains
  (losses)                                313               32        7,785,733        5,150,796      114,946,341       16,006,560
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments             308               32        4,202,801       45,162,654       51,240,648       17,018,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $           235  $            33  $     3,658,781  $    46,460,349  $    45,906,622  $    16,608,684
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable        Variable         Variable         Variable          Variable         Variable
                                 Investment      Investment       Investment       Investment        Investment       Investment
                                   Series          Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Global
                                   Global         Dividend                                                             Limited
                                 Advantage         Growth          High Yield     Income Builder    Information        Duration
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        99,770  $     2,986,274  $     3,771,995  $     1,726,117  $             -  $     2,295,190
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (311,125)      (2,646,181)        (646,251)        (633,375)         (62,034)        (745,716)
    Administrative expense            (22,696)        (198,290)         (47,147)         (46,762)          (4,527)         (55,998)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (234,051)         141,803        3,078,597        1,045,980          (66,561)       1,493,476
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             8,964,275       48,412,006       31,677,247       13,474,951        6,991,936       36,487,357
    Cost of investments sold        9,761,210       44,172,642       42,398,162       13,116,320        6,960,681       37,106,309
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (796,935)       4,239,364      (10,720,915)         358,631           31,255         (618,952)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                       (796,935)       4,239,364      (10,720,915)         358,631           31,255         (618,952)

Change in unrealized gains
  (losses)                          3,240,564       20,282,818       11,517,026        2,711,395          (41,068)        (889,781)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   2,443,629       24,522,182          796,111        3,070,026           (9,813)      (1,508,733)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,209,578  $    24,663,985  $     3,874,708  $     4,116,006  $       (76,374) $       (15,257)
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                            Morgan Stanley     Morgan Stanley     Morgan Stanley  Morgan Stanley   Morgan Stanley   Morgan Stanley
                                Variable           Variable          Variable         Variable        Variable         Variable
                              Investment         Investment         Investment       Investment      Investment       Investment
                                Series             Series             Series           Series          Series           Series
                              Sub-Account        Sub-Account        Sub-Account     Sub-Account      Sub-Account     Sub-Account
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

                                                                    Quality
                             Money Market    Pacific Growth (p)    Income Plus     S&P 500 Index      Strategist       Utilities
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $     1,595,935  $                -  $    16,812,782  $     1,199,010  $     6,610,806  $     4,020,357
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                       (2,505,392)            (90,935)      (3,984,395)      (1,697,214)      (4,441,253)      (2,018,406)
    Administrative expense         (184,812)             (6,658)        (297,987)        (124,142)        (322,715)        (151,354)
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                     (1,094,269)            (97,593)      12,530,400         (622,346)       1,846,838        1,850,597
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales         381,316,151          29,411,040      129,128,279       59,356,599       85,477,791       41,189,640
    Cost of investments
      sold                      381,316,151          29,393,770      127,512,027       57,929,172       80,216,254       48,691,499
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                            -              17,270        1,616,252        1,427,427        5,261,537       (7,501,859)

Realized gain distributions               -                   -                -                -                -                -
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                            -              17,270        1,616,252        1,427,427        5,261,537       (7,501,859)

Change in unrealized gains
  (losses)                                -           2,037,535       (3,462,291)       9,374,820       20,604,030       32,271,179
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         -           2,054,805       (1,846,039)      10,802,247       25,865,567       24,769,320
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $    (1,094,269) $        1,957,212  $    10,684,361  $    10,179,901  $    27,712,405  $    26,619,917
                            ===============  ==================  ===============  ===============  ===============  ===============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                          Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                             Variable          Variable          Variable          Variable          Variable          Variable
                            Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                         (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                            Aggressive         Dividend                            European           Global            Global
                              Equity            Growth            Equity            Growth           Advantage      Dividend Growth
                             (Class Y          (Class Y          (Class Y          (Class Y          (Class Y          (Class Y
                              Shares)           Shares)           Shares)           Shares)           Shares)           Shares)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                $              -  $      1,770,206   $       232,634   $       377,763  $         29,632  $        772,188
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (396,651)       (1,956,669)       (1,637,265)         (604,361)         (165,392)         (905,586)
    Administrative
      expense                     (27,648)         (148,817)         (123,695)          (45,202)          (12,585)          (70,759)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              (424,299)         (335,280)       (1,528,326)         (271,800)         (148,345)         (204,157)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         5,000,090        16,165,493        19,083,219         9,674,473         1,633,813         5,469,466
    Cost of investments
      sold                      5,029,419        15,290,863        21,683,579         9,598,671         1,724,676         4,722,277
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on
        fund shares               (29,329)          874,630        (2,600,360)           75,802           (90,863)          747,189

Realized gain
  distributions                         -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

  Net realized gains
    (losses)                      (29,329)          874,630        (2,600,360)           75,802           (90,863)          747,189

Change in unrealized
  gains (losses)                2,975,795         7,375,815        13,496,948         4,083,665         1,226,197         6,535,485
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

  Net realized and
    unrealized gains
    (losses) on
    investments                 2,946,466         8,250,445        10,896,588         4,159,467         1,135,334         7,282,674
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS             $      2,522,167  $      7,915,165  $      9,368,262  $      3,887,667  $        986,989  $      7,078,517
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                          Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                             Variable          Variable          Variable          Variable          Variable          Variable
                            Investment        Investment        Investment        Investment         Investment        Investment
                             Series             Series            Series            Series            Series            Series
                         (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                                                   Limited
                            High Yield      Income Builder     Information         Duration        Money Market     Pacific Growth
                             (Class Y         (Class Y          (Class Y           (Class Y          (Class Y          (Class Y
                              Shares)          Shares)           Shares)            Shares)           Shares)         Shares) (p)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                $      2,669,983  $      1,545,261  $              -  $      4,823,915  $        518,368  $              -
Charges from Allstate
  Life Insurance Company:
    Mortality and
      expense risk               (583,771)         (702,184)         (207,140)       (2,015,587)       (1,290,026)          (39,417)
    Administrative
      expense                     (48,048)          (54,539)          (15,692)         (155,482)         (106,380)           (3,071)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)             2,038,164           788,538          (222,832)        2,652,846          (878,038)          (42,488)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         9,732,713         8,628,568         2,426,843        33,752,723        92,295,387         8,820,263
    Cost of investments
      sold                      9,953,388         7,979,188         2,466,004        34,531,482        92,295,387         7,719,298
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on fund
        shares                   (220,675)          649,380           (39,161)         (778,759)                -         1,100,965

Realized gain
  distributions                         -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   (220,675)          649,380           (39,161)         (778,759)                -         1,100,965

Change in unrealized
  gains (losses)                  789,760         2,254,918           336,459        (2,585,443)                -          (407,868)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                 569,085         2,904,298           297,298        (3,364,202)                -           693,097
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS             $      2,607,249  $      3,692,836  $         74,466  $       (711,356) $       (878,038) $        650,609
                         ================  ================  ================  ================  ================  ================

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                            Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                               Variable          Variable          Variable          Variable
                              Investment        Investment        Investment        Investment       Oppenheimer      Oppenheimer
                                Series            Series            Series            Series           Variable         Variable
                           (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  Account Funds    Account Funds
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------
                                Quality
                              Income Plus     S&P 500 Index       Strategist         Utilities                       Oppenheimer
                               (Class Y          (Class Y          (Class Y          (Class Y        Oppenheimer       Capital
                                Shares)           Shares)           Shares)           Shares)           Bond         Appreciation
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $      8,037,296  $      1,132,599  $      1,597,823  $        636,248  $      235,448  $        21,107
Charges from Allstate
  Life Insurance Company:
    Mortality and expense
      risk                       (2,397,180)       (2,221,873)       (1,444,871)         (418,438)        (62,273)         (82,072)
    Administrative
      expense                      (183,978)         (174,843)         (105,033)          (29,803)         (5,156)          (6,791)
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net investment income
      (loss)                      5,456,138        (1,264,117)           47,919           188,007         168,019          (67,756)
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          26,911,637        18,411,790        12,067,694         4,346,727         652,683          660,841
    Cost of investments
      sold                       26,595,335        17,223,571        11,260,572         5,317,546         642,721          731,565
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

      Realized gains
        (losses) on fund
        shares                      316,302         1,188,219           807,122          (970,819)          9,962          (70,724)

Realized gain
  distributions                           -                 -                 -                 -               -                -
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net realized gains
      (losses)                      316,302         1,188,219           807,122          (970,819)          9,962          (70,724)

Change in unrealized
  gains (losses)                   (845,745)       11,475,505         6,414,384         5,310,796          27,980          503,538
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  (529,443)       12,663,724         7,221,506         4,339,977          37,942          432,814
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS               $     4,926,695   $    11,399,607   $     7,269,425   $     4,527,984  $       205,961  $       365,058
                           ================  ================  ================  ================  ==============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Oppenheimer      Oppenheimer      Oppenheimer
                                                                                    Variable         Variable         Variable
                                Oppenheimer      Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds
                                 Variable         Variable         Variable      (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Oppenheimer
                                Oppenheimer                       Main Street      Oppenheimer      Oppenheimer
                                  Global         Oppenheimer       Small Cap       Aggressive        Balanced        Oppenheimer
                                Securities       High Income        Growth       Growth (SC) (b)   (SC) (b) (q)     Bond (SC) (c)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        75,008  $       107,039  $             -  $             -  $       207,647  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (71,619)         (22,783)         (44,952)        (151,156)        (392,315)            (719)
    Administrative expense             (5,971)          (1,868)          (3,774)         (19,687)         (51,545)             (92)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (2,582)          82,388          (48,726)        (170,843)        (236,213)            (811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               759,018          210,310          400,397        2,051,153        2,437,354           71,546
    Cost of investments sold          706,019          209,679          318,838        1,885,619        2,234,817           71,737
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 52,999              631           81,559          165,534          202,537             (191)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         52,999              631           81,559          165,534          202,537             (191)

Change in unrealized gains
  (losses)                            960,404           58,745          640,408        1,801,036        2,595,034            3,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   1,013,403           59,376          721,967        1,966,570        2,797,571            2,863
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,010,821  $       141,764  $       673,241  $     1,795,727  $     2,561,358  $         2,052
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable         Variable         Variable         Variable
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                  ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Capital          Global         Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                               Appreciation      Securities          High             Main           Small Cap        Strategic
                                 (SC) (b)         (SC) (b)      Income (SC) (b)  Street (SC) (b)  Growth (SC) (b)   Bond (SC) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        55,357  $       218,897  $     1,100,940  $       290,195  $             -  $     2,080,848
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (431,067)        (316,573)        (336,589)        (693,155)        (315,092)        (802,220)
    Administrative expense            (55,621)         (41,282)         (44,023)         (89,393)         (40,780)        (105,514)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (431,331)        (138,958)         720,328         (492,353)        (355,872)       1,173,114
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             6,831,675        4,407,398        4,307,757        6,588,412        6,501,170        5,943,424
    Cost of investments sold        6,668,362        4,095,331        4,128,805        5,888,616        5,934,001        5,780,155
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                163,313          312,067          178,952          699,796          567,169          163,269

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        163,313          312,067          178,952          699,796          567,169          163,269

Change in unrealized gains
  (losses)                          1,995,910        3,576,447          895,855        3,563,406        3,714,952        3,165,155
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   2,159,223        3,888,514        1,074,807        4,263,202        4,282,121        3,328,424
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,727,892  $     3,749,556  $     1,795,135  $     3,770,849  $     3,926,249  $     4,501,538
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable      PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                      PEA
                                   OpCap            OpCap         Science and                                           PIMCO
                              Balanced (a) (f)    Small Cap       Technology      Foreign Bond     Money Market     Total Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             1  $             -  $            34  $           144  $            22
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (87)             (23)              (7)             (25)            (221)             (18)
    Administrative expense                 (6)              (1)               -               (1)             (16)              (1)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (93)             (23)              (7)               8              (93)               3
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   112               28                8               32              544               23
    Cost of investments sold              109               24               10               32              544               23
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                      3                4               (2)               -                -                -

Realized gain distributions                 -                -                -               40                -               18
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                              3                4               (2)              40                -               18

Change in unrealized gains
  (losses)                                804              276              (28)              22                -               20
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         807              280              (30)              62                -               38
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $           714  $           257  $           (37) $            70  $           (93) $            41
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                VT American
                                Government       VT Capital       VT Capital      VT Discovery    VT Diversified         VT
                                  Income        Appreciation     Opportunities       Growth           Income        Equity Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     2,851,382  $             -  $       107,632  $             -  $     8,534,042  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,001,135)        (219,014)         (32,042)        (260,812)      (1,229,295)        (202,706)
    Administrative expense                  -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                        1,850,247         (219,014)          75,590         (260,812)       7,304,747         (202,706)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            24,051,600        2,697,134          686,571        3,028,959       15,527,959        1,464,940
    Cost of investments sold       24,185,831        2,527,103          643,115        2,687,750       15,571,611        1,360,700
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (134,231)         170,031           43,456          341,209          (43,652)         104,240

Realized gain distributions         1,166,183                -           21,785                -                -           16,993
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      1,031,952          170,031           65,241          341,209          (43,652)         121,233

Change in unrealized gains
  (losses)                         (2,056,524)       2,028,414          280,417        1,003,236         (539,586)       1,907,197
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  (1,024,572)       2,198,445          345,658        1,344,445         (583,238)       2,028,430
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       825,675  $     1,979,431  $       421,248  $     1,083,633  $     6,721,509  $     1,825,724
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT The George         VT
                                Putnam Fund     Global Asset          VT          VT Growth and      VT Growth        VT Health
                               of Boston (b)   Allocation (b)    Global Equity     Income (b)      Opportunities    Sciences (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     4,101,175  $       747,853  $     1,134,308  $     9,863,263  $             -  $       145,698
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (2,925,343)        (373,463)        (739,970)      (8,354,462)        (376,319)      (1,076,666)
    Administrative expense            (79,504)         (12,719)               -         (142,481)               -          (15,512)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                        1,096,328          361,671          394,338        1,366,320         (376,319)        (946,480)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            26,711,475        3,862,817        8,510,374       97,037,588        5,357,044       14,050,130
    Cost of investments sold       25,105,176        3,944,588       14,294,416       96,783,563        7,989,041       15,181,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares              1,606,299          (81,771)      (5,784,042)         254,025       (2,631,997)      (1,131,006)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      1,606,299          (81,771)      (5,784,042)         254,025       (2,631,997)      (1,131,006)

Change in unrealized gains
  (losses)                         11,775,715        1,842,499       11,735,759       54,884,017        2,995,010        6,199,921
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  13,382,014        1,760,728        5,951,717       55,138,042          363,013        5,068,915
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    14,478,342  $     2,122,399  $     6,346,055  $    56,504,362  $       (13,306) $     4,122,435
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                Putnam             Putnam           Putnam           Putnam           Putnam           Putnam
                             Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------
                                                                                       VT               VT
                                                                      VT          International    International
                                                                 International      Growth and          New
                            VT High Yield (b)   VT Income (b)     Equity (b)        Income (b)     Opportunities   VT Investors (b)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $       7,995,851  $     8,098,922  $     3,322,174  $       521,040  $       277,444  $        810,880
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,343,772)      (2,763,919)      (3,227,474)        (564,753)        (379,250)       (2,290,750)
    Administrative expense            (48,229)         (84,000)        (123,209)              (4)               -           (16,891)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net investment income
      (loss)                        6,603,850        5,251,003          (28,509)         (43,717)        (101,806)       (1,496,761)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            40,731,579       39,760,565       42,788,899        6,717,548        4,232,691        24,866,652
    Cost of investments
      sold                         40,456,668       39,275,418       44,257,528        6,554,685        4,986,141        33,273,877
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

      Realized gains
        (losses) on fund
        shares                        274,911          485,147       (1,468,629)         162,863         (753,450)       (8,407,225)

Realized gain distributions                 -                -                -                -                -                 -
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net realized gains
      (losses)                        274,911          485,147       (1,468,629)         162,863         (753,450)       (8,407,225)

Change in unrealized gains
  (losses)                          1,330,785          (23,291)      32,952,687        7,735,708        3,985,343        27,915,870
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   1,605,696          461,856       31,484,058        7,898,571        3,231,893        19,508,645
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $       8,209,546  $     5,712,859  $    31,455,549  $     7,854,854  $     3,130,087  $     18,011,884
                            =================  ===============  ===============  ===============  ===============  ================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam            Putnam             Putnam            Putnam           Putnam
                           Variable Trust   Variable Trust    Variable Trust     Variable Trust    Variable Trust   Variable Trust
                             Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

                                                                                                      VT OTC &
                                 VT               VT              VT New                              Emerging
                            Mid Cap Value   Money Market (b)  Opportunities (b)  VT New Value (b)      Growth       VT Research (b)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $             -  $        540,597  $               -  $      1,039,261  $             -  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (70,330)       (1,148,317)        (1,745,517)       (1,716,429)        (450,364)      (1,419,464)
    Administrative expense               -           (59,217)           (20,100)          (31,234)               -          (16,102)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net investment income
      (loss)                       (70,330)         (666,937)        (1,765,617)         (708,402)        (450,364)      (1,435,566)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            877,754        99,044,622         25,796,645        15,544,371        5,694,841       22,160,213
    Cost of investments
      sold                         828,828        99,044,622         42,975,662        13,430,991       11,021,922       24,275,790
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                      48,926                 -        (17,179,017)        2,113,380       (5,327,081)      (2,115,577)

Realized gain
  distributions                     21,131                 -                  -                 -                -                -
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net realized gains
      (losses)                      70,057                 -        (17,179,017)        2,113,380       (5,327,081)      (2,115,577)

Change in unrealized gains
  (losses)                         882,514                 -         29,154,230        15,522,603        7,963,050        9,564,992
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  952,571                 -         11,975,213        17,635,983        2,635,969        7,449,415
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS   $       882,241  $       (666,937) $      10,209,596  $     16,927,581  $     2,185,605  $     6,013,849
                           ===============  ================  =================  ================  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Salomon
                                                                                                                      Brothers
                                                                                                                      Variable
                                  Putnam           Putnam           Putnam           Putnam            Rydex           Series
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                VT Utilities
                               VT Small Cap      Growth and
                                 Value (b)       Income (b)      VT Vista (b)    VT Voyager (b)      Rydex OTC       All Cap (r)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       564,002  $       932,206  $             -  $       968,174  $             -  $            33
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (2,272,609)        (583,333)      (1,225,180)      (5,323,459)               -              (83)
    Administrative expense            (41,974)          (9,884)         (23,367)        (152,890)               -               (7)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                       (1,750,581)         338,989       (1,248,547)      (4,508,175)               -              (57)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            33,980,420        8,538,890       13,308,351       72,868,922                -               88
    Cost of investments sold       25,041,863       10,060,801       18,136,879      100,294,749                1               79
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares              8,938,557       (1,521,911)      (4,828,528)     (27,425,827)              (1)               9

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      8,938,557       (1,521,911)      (4,828,528)     (27,425,827)              (1)               9

Change in unrealized gains
  (losses)                         27,816,113        9,273,013       20,237,022       44,602,190                5              439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  36,754,670        7,751,102       15,408,494       17,176,363                4              448
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    35,004,089  $     8,090,091  $    14,159,947  $    12,668,188  $             4  $           391
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(r)  Previously known as Variable All Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Salomon
                               Brothers
                               Variable
                                Series          STI Classic      STI Classic      STI Classic        STI Classic      STI Classic
                              Funds Inc.      Variable Trust   Variable Trust   Variable Trust     Variable Trust   Variable Trust
                              Sub-Account       Sub-Account      Sub-Account      Sub-Account        Sub-Account      Sub-Account
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

                                                STI Capital     STI Growth &    STI International  STI Investment         STI
                            Investors (a)(o)    Appreciation        Income           Equity          Grade Bond      Mid-Cap Equity
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $            110  $         1,102  $         6,079  $             404  $        20,914  $         2,397
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                               (69)          (7,262)          (8,285)              (260)          (9,288)          (4,660)
    Administrative expense                (5)            (855)          (1,108)               (32)          (1,203)            (596)
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net investment income
      (loss)                              36           (7,015)          (3,314)               112           10,423           (2,859)
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   88           62,703           69,714              3,076           68,502           28,486
    Cost of investments
      sold                                87           59,875           66,616              2,976           69,144           26,330
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                             1            2,828            3,098                100             (642)           2,156

Realized gain distributions                -                -                -                  -                -                -
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net realized gains
      (losses)                             1            2,828            3,098                100             (642)           2,156

Change in unrealized gains
  (losses)                               630           28,971           87,472              3,780           11,073           50,669
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                        631           31,799           90,570              3,880           10,431           52,825
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $            667  $        24,784  $        87,256  $           3,992  $        20,854  $        49,966
                            ================  ===============  ===============  =================  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                        The Universal          The Universal         The Universal    The Universal
                        STI Classic    STI Classic      Institutional          Institutional         Institutional    Institutional
                      Variable Trust  Variable Trust     Funds, Inc.            Funds, Inc.           Funds, Inc.      Funds, Inc.
                        Sub-Account    Sub-Account       Sub-Account            Sub-Account           Sub-Account      Sub-Account
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------
                                                                                                                       Van Kampen
                                                          Van Kampen            Van Kampen                                 UIF
                      STI Small Cap      STI Value       UIF Emerging           UIF Equity            Van Kampen      International
                      Value Equity     Income Stock   Markets Equity (s)  Growth (h) (j) (m) (t)  UIF High Yield (u)    Magnum (v)
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $        1,203  $        6,474  $          254,078  $              118,267  $           20,382  $     858,818
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (5,045)         (5,491)           (567,049)               (922,895)             (4,708)      (450,006)
    Administrative
      expense                   (704)           (718)            (37,419)                (70,288)               (334)       (30,180)
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net investment
      income (loss)           (4,546)            265            (350,390)               (874,916)             15,340        378,632
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                  157,930          61,921          26,712,500              27,897,719               5,799     24,356,675
    Cost of
      investments
      sold                   146,651          60,032          24,827,671              31,304,559               4,974     23,384,364
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

      Realized gains
        (losses) on
        fund shares           11,279           1,889           1,884,829              (3,406,840)                825        972,311

Realized gain
  distributions                    -               -                   -                       -                   -              -
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net realized
      gains (losses)          11,279           1,889           1,884,829              (3,406,840)                825        972,311

Change in unrealized
  gains (losses)              80,848          63,136           5,688,081               8,134,798               9,406      3,220,965
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net realized and
      unrealized
      gains (losses)
      on investments          92,127          65,025           7,572,910               4,727,958              10,231      4,193,276
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $       87,581  $       65,290  $        7,222,520  $            3,853,042  $           25,571  $   4,571,908
                      ==============  ==============  ==================  ======================  ==================  =============

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  The Universal     The Universal    The Universal
                          The Universal      The Universal     The Universal      Institutional     Institutional    Institutional
                          Institutional      Institutional     Institutional       Funds, Inc.       Funds, Inc.      Funds, Inc.
                           Funds, Inc.        Funds, Inc.       Funds, Inc.        (Class II)        (Class II)       (Class II)
                           Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
                                                                                   Van Kampen        Van Kampen       Van Kampen
                           Van Kampen          Van Kampen       Van Kampen        UIF Emerging      UIF Emerging     UIF Equity and
                               UIF         UIF U.S. Mid Cap       UIF U.S.        Markets Debt     Markets Equity       Income
                       Mid Cap Growth (w)  Value (k) (n) (x)  Real Estate (y)  (Class II) (b) (z)  (Class II) (aa)  (Class II) (ab)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $                -  $          31,103  $     1,043,435  $          765,096  $        43,827  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (490,210)        (1,955,916)        (974,286)           (153,863)         (96,937)        (182,001)
    Administrative
      expense                     (31,521)          (135,156)         (63,883)            (19,602)         (11,715)         (22,553)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
    Net investment
      income (loss)              (521,731)        (2,059,969)           5,266             591,631          (64,825)        (204,554)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                    27,202,468         41,652,411       25,000,837           1,986,720        1,317,985        2,027,807
    Cost of
      investments
      sold                     25,062,141         38,110,647       20,676,564           1,971,621        1,182,219        1,922,627
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

      Realized gains
        (losses) on
        fund shares             2,140,327          3,541,764        4,324,273              15,099          135,766          105,180

Realized gain
  distributions                         -                  -        1,214,711             357,959                -            8,342
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

    Net realized
      gains (losses)            2,140,327          3,541,764        5,538,984             373,058          135,766          113,522

Change in unrealized
  gains (losses)                4,139,567         14,470,250       13,572,756             343,544        1,262,961        1,713,143
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

    Net realized and
      unrealized
      gains (losses)
      on investments            6,279,894         18,012,014       19,111,740             716,602        1,398,727        1,826,665
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS      $        5,758,163  $      15,952,045  $    19,117,006  $        1,308,233  $     1,333,902  $     1,622,111
                       ==================  =================  ===============  ==================  ===============  ===============

(b)  Amounts have been restated to reflect the combination of Allstate Financial
     Advisors Separate Account I and Allstate Life Insurance Company Separate
     Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n)  On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                        The Universal    The Universal    The Universal      The Universal      The Universal      The Universal
                        Institutional    Institutional    Institutional      Institutional      Institutional      Institutional
                         Funds, Inc.      Funds, Inc.      Funds, Inc.        Funds, Inc.        Funds, Inc.        Funds, Inc.
                         (Class II)       (Class II)       (Class II)         (Class II)         (Class II)         (Class II)
                         Sub-Account      Sub-Account      Sub-Account        Sub-Account        Sub-Account        Sub-Account
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------
                          Van Kampen       Van Kampen       Van Kampen      Van Kampen UIF     Van Kampen UIF     Van Kampen UIF
                             UIF           UIF Global          UIF           Small Company      U.S. Mid Cap           U.S.
                        Equity Growth      Franchise     Mid Cap Growth         Growth              Value           Real Estate
                       (Class II) (ac)  (Class II) (ad)  (Class II) (ae)  (Class II) (b) (af)  (Class II) (ag)  (Class II) (b) (ah)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        13,771  $        32,108  $             -  $                 -  $         2,051  $           651,771
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (173,233)        (309,769)        (247,161)            (303,872)        (441,487)            (583,357)
    Administrative
      expense                  (21,386)         (37,282)         (28,752)             (36,747)         (52,765)             (73,839)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net investment
      income (loss)           (180,848)        (314,943)        (275,913)            (340,619)        (492,201)              (5,425)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                  2,950,450        1,975,996        2,316,623            2,905,486        2,879,217            7,333,689
    Cost of
      investments sold       2,872,004        1,868,947        2,105,262            2,676,879        2,650,374            6,406,086
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

      Realized gains
        (losses) on
        fund shares             78,446          107,049          211,361              228,607          228,843              927,603

Realized gain
  distributions                      -          216,085                -              690,019                -              768,207
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net realized
      gains (losses)            78,446          323,134          211,361              918,626          228,843            1,695,810

Change in unrealized
  gains (losses)             1,054,781        2,571,237        2,991,681            2,661,835        4,292,206           11,930,936
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net realized and
      unrealized gains
      (losses) on
      investments            1,133,227        2,894,371        3,203,042            3,580,461        4,521,049           13,626,746
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS           $       952,379  $     2,579,428  $     2,927,129  $         3,239,842  $     4,028,848  $        13,621,321
                       ===============  ===============  ===============  ===================  ===============  ===================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen        Van Kampen
                               Van Kampen      Van Kampen       Van Kampen        Van Kampen           Life              Life
                                  Life            Life             Life             Life            Investment        Investment
                               Investment      Investment       Investment        Investment          Trust             Trust
                                 Trust            Trust            Trust            Trust           (Class II)        (Class II)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account        Sub-Account      Sub-Account
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

                                                                                                  LIT Aggressive
                                               LIT Emerging                          LIT              Growth         LIT Comstock
                              LIT Comstock       Growth       LIT Government     Money Market   (Class II) (e) (l)    (Class II)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $       731,569  $             -  $        78,510  $        23,200  $                -  $    1,250,484
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                       (1,114,655)      (1,244,235)         (21,010)         (36,530)           (222,546)     (2,948,821)
    Administrative expense          (81,757)         (87,189)          (1,744)          (3,015)            (23,433)       (253,337)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net investment income
      (loss)                       (464,843)      (1,331,424)          55,756          (16,345)           (245,979)     (1,951,674)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

NET REALIZED AND
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          33,742,623       62,935,112          213,164        2,580,277           8,761,197      19,774,380
    Cost of investments
      sold                       30,711,669       71,631,182          217,067        2,580,277           8,690,126      16,619,136
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

      Realized gains
        (losses) on fund
        shares                    3,030,954       (8,696,070)          (3,903)               -              71,071       3,155,244

Realized gain
  distributions                           -                -                -                -                   -               -
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net realized gains
      (losses)                    3,030,954       (8,696,070)          (3,903)               -              71,071       3,155,244

Change in unrealized gains
  (losses)                       10,636,028       14,002,196           (3,290)               -           2,320,351      27,176,662
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net realized and
      unrealized gains
      (losses) on
      investments                13,666,982        5,306,126           (7,193)               -           2,391,422      30,331,906
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                $    13,202,139  $     3,974,702  $        48,563  $       (16,345) $        2,145,443  $   28,380,232
                            ===============  ===============  ===============  ===============  ==================  ==============

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Van Kampen       Van Kampen        Van Kampen
                                   Life             Life              Life
                                Investment       Investment        Investment
                                   Trust            Trust             Trust
                                (Class II)       (Class II)        (Class II)
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                               LIT Emerging     LIT Growth and        LIT
                                  Growth            Income        Money Market
                               (Class II) (b)   (Class II) (b)     (Class II)
                              ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       527,614  $        63,925
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (942,951)      (1,281,468)        (118,352)
    Administrative expense            (80,767)        (158,885)         (15,722)
                              ---------------  ---------------  ---------------

    Net investment income
      (loss)                       (1,023,718)        (912,739)         (70,149)
                              ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             9,657,657       13,291,739        4,293,724
    Cost of investments sold        9,691,571       12,025,156        4,293,724
                              ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (33,914)       1,266,583                -

Realized gain distributions                 -                -                -
                              ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        (33,914)       1,266,583                -

Change in unrealized gains
  (losses)                          3,964,321       10,872,735                -
                              ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   3,930,407       12,139,318                -
                              ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,906,689  $    11,226,579  $       (70,149)
                              ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  AIM V. I.
                                              AIM V. I. Basic Value         Capital Appreciation          AIM V. I. Core Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                           2004 (a) (g)     2003 (a)         2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (84) $           -  $    (543,407) $    (466,246) $      (9,962) $      (6,342)
Net realized gains (losses)                           -              -       (333,210)    (1,574,155)       (24,523)      (119,183)
Change in unrealized gains (losses)                 770              -      2,382,358      9,272,620        242,112        653,460
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  686              -      1,505,741      7,232,219        207,627        527,935
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            336              -        434,126      1,892,559        116,908         96,911
Benefit payments                                      -              -       (208,149)      (223,177)        (2,601)       (31,277)
Payments on termination                               -              -     (2,903,603)    (1,699,005)      (127,603)      (206,142)
Contract maintenance charge                         (16)             -        (15,164)       (15,196)        (3,065)        (3,141)
Transfers among the sub-accounts
   and with the Fixed Account - net               8,240              -      1,304,687      2,549,926        (93,705)       108,153
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                     8,560              -     (1,388,103)     2,505,107       (110,066)       (35,496)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                 9,246              -        117,638      9,737,326         97,561        492,439

NET ASSETS AT BEGINNING OF PERIOD                     -              -     33,541,482     23,804,156      2,904,307      2,411,868
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $       9,246   $          -  $  33,659,120  $  33,541,482  $   3,001,868  $   2,904,307
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -      5,308,806      4,794,812        356,958        363,994
         Units issued                               859              -      4,187,590      8,032,480         34,096         69,171
         Units redeemed                              (3)             -     (4,440,704)    (7,518,486)       (47,968)       (76,207)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period               856              -      5,055,692      5,308,806        343,086        356,958
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  AIM V. I.
                                           AIM V. I. Dent Demographics       Diversified Income             AIM V. I. Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $        (194) $        (142) $      69,743  $      73,409  $    (287,019) $    (235,117)
Net realized gains (losses)                          37            (58)        (4,616)        (5,538)      (431,306)    (1,007,412)
Change in unrealized gains (losses)               1,024          2,957         (6,137)        22,099      1,707,211      4,958,675
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  867          2,757         58,990         89,970        988,886      3,716,146
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            276            276        109,236        111,635        179,745      1,349,391
Benefit payments                                      -              -              -              -       (242,918)      (212,123)
Payments on termination                            (469)             -       (140,172)       (74,908)    (1,987,634)    (1,179,505)
Contract maintenance charge                         (25)           (29)          (765)          (683)        (6,534)        (5,933)
Transfers among the sub-accounts
   and with the Fixed Account - net                  66          2,031         74,273        326,103        621,501      3,821,141
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (152)         2,278         42,572        362,147     (1,435,840)     3,772,971
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I  (see note 1)                   -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   715          5,035        101,562        452,117       (446,954)     7,489,117

NET ASSETS AT BEGINNING OF PERIOD                12,782          7,747      1,488,943      1,036,826     17,975,174     10,486,057
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $      13,497  $      12,782  $   1,590,505  $   1,488,943  $  17,528,220  $  17,975,174
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      1,135            931        134,531        101,019      4,109,373      3,080,683
         Units issued                                31            227         34,026         60,344      7,434,765      5,180,050
         Units redeemed                             (42)           (23)       (29,970)       (26,832)    (7,774,056)    (4,151,360)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             1,124          1,135        138,587        134,531      3,770,082      4,109,373
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    AIM V. I.                     AIM V. I.
                                              International Growth           Mid Cap Core Equity        AIM V. I. Premier Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003         2004 (a)       2003 (a)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      (9,127) $      (8,471) $     (10,511) $           -  $    (562,509) $    (631,462)
Net realized gains (losses)                       3,076        (67,035)       141,066              -     (2,042,096)    (3,705,951)
Change in unrealized gains (losses)             300,599        359,526         55,587              -      4,209,200     14,392,736
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              294,548        284,020        186,142              -      1,604,595     10,055,323
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         65,706         49,522        142,236              -        356,847      1,335,617
Benefit payments                                 (1,825)       (30,679)        (2,122)             -       (770,943)    (1,179,750)
Payments on termination                        (100,077)       (70,046)      (273,588)             -     (4,206,731)    (3,184,238)
Contract maintenance charge                      (1,632)        (1,580)          (402)             -        (20,328)       (23,402)
Transfers among the sub-accounts
   and with the Fixed Account - net             (17,089)       (24,103)     2,373,836              -     (2,581,833)    (1,121,323)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   (54,917)       (76,886)     2,239,960              -     (7,222,988)    (4,173,096)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               239,631        207,134      2,426,102              -     (5,618,393)     5,882,227

NET ASSETS AT BEGINNING OF PERIOD             1,312,582      1,105,448              -              -     51,384,168     45,501,941
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,552,213  $   1,312,582  $   2,426,102  $           -  $  45,765,775  $  51,384,168
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    152,074        163,158              -              -      8,327,428      9,117,264
         Units issued                            15,696         17,190      1,360,678              -      4,324,680      1,830,500
         Units redeemed                         (20,833)       (28,274)    (1,136,478)             -     (5,548,501)    (2,620,336)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           146,937        152,074        224,200              -      7,103,607      8,327,428
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable Insurance        AIM Variable Insurance        AIM Variable Insurance
                                                 Funds Series II               Funds Series II               Funds Series II
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                              AIM V. I. Capital                 AIM V. I.
                                            AIM V. I. Basic Value II           Appreciation II           Mid Cap Core Equity II
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (ai)         2004        2003 (ai)       2004 (a)       2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (225,908) $     (31,625) $     (96,802) $     (20,581) $      (9,186) $           -
Net realized gains (losses)                     108,706          9,646         31,026         26,459         95,864              -
Change in unrealized gains (losses)           1,417,523        668,867        333,635        334,534         35,709              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,300,321        646,888        267,859        340,412        122,387              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,706,959      5,371,425      1,610,058      3,131,768      1,699,369              -
Benefit payments                                (75,891)             -         (5,405)             -              -              -
Payments on termination                        (231,539)       (14,469)      (122,432)       (14,452)       (68,028)             -
Contract maintenance charge                     (36,796)             -        (19,534)             -         (1,665)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           1,703,099      1,382,192        439,189      1,134,414        781,826              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 9,065,832      6,739,148      1,901,876      4,251,730      2,411,502              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            10,366,153      7,386,036      2,169,735      4,592,142      2,533,889              -

NET ASSETS AT BEGINNING OF PERIOD             7,386,036              -      4,592,142              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  17,752,189  $   7,386,036  $   6,761,877  $   4,592,142  $   2,533,889  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    573,282              -        375,401              -              -              -
         Units issued                           949,791        596,735        277,322        427,104        284,867              -
         Units redeemed                        (258,125)       (23,453)      (124,208)       (51,703)       (50,120)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,264,948        573,282        528,515        375,401        234,747              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Alliance                      Alliance
                                             AIM Variable Insurance          Bernstein Variable            Bernstein Variable
                                                 Funds Series II             Product Series Fund           Product Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   AIM V. I.                      Alliance                 Alliance Bernstein
                                              Premier Equity II               Bernstein Growth               Growth & Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (ai)         2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (44,094) $      (8,116) $    (665,559) $    (307,764) $  (1,931,445) $  (1,297,544)
Net realized gains (losses)                      37,923          2,116        238,372       (754,723)     3,531,123     (3,487,554)
Change in unrealized gains (losses)             149,280        180,624      5,188,715      6,204,346     17,657,088     48,940,333
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              143,109        174,624      4,761,528      5,141,859     19,256,766     44,155,235
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,202,364      1,650,391      4,934,673      6,251,945     12,848,818     20,198,104
Benefit payments                                (36,779)             -       (559,125)      (151,755)    (3,041,786)    (2,744,775)
Payments on termination                         (46,836)       (18,404)    (3,149,242)    (1,201,367)   (17,050,080)   (11,213,638)
Contract maintenance charge                      (9,574)             -        (52,692)        (7,237)      (157,925)       (68,548)
Transfers among the sub-accounts
   and with the Fixed Account - net             218,361        551,504     11,247,642      9,656,370      5,689,983     21,179,308
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 1,327,536      2,183,491     12,421,256     14,547,956     (1,710,990)    27,350,451
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,470,645      2,358,115     17,182,784     19,689,815     17,545,776     71,505,686

NET ASSETS AT BEGINNING OF PERIOD             2,358,115              -     31,863,113     12,173,298    207,152,036    135,646,350
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,828,760  $   2,358,115  $  49,045,897  $  31,863,113  $ 224,697,812  $ 207,152,036
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    200,730              -      4,787,091      2,805,447     20,087,906     17,354,280
         Units issued                           208,820        206,417      6,319,086      6,854,035      6,251,175     18,915,883
         Units redeemed                         (94,666)        (5,687)    (4,931,045)    (4,872,391)    (6,650,803)   (16,182,257)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           314,884        200,730      6,175,132      4,787,091     19,688,278     20,087,906
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Alliance                      Alliance
                                               Bernstein Variable            Bernstein Variable             Fidelity Variable
                                               Product Series Fund           Product Series Fund         Insurance Products Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Alliance                 Alliance Bernstein
                                            Bernstein Premier Growth           Small Cap Value               VIP Contrafund
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (689,742) $    (559,928) $    (324,574) $     (56,095) $     (68,107) $     (42,273)
Net realized gains (losses)                  (1,379,412)    (3,976,005)       607,085         28,824        110,686        (50,946)
Change in unrealized gains (losses)           4,611,606     11,330,452      2,990,655      1,521,098        897,501      1,278,599
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,542,452      6,794,519      3,273,166      1,493,827        940,080      1,185,380
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,678,542      6,311,454      6,056,229      9,094,024        304,641        456,480
Benefit payments                               (744,216)      (321,154)       (92,734)             -        (12,471)       (49,013)
Payments on termination                      (3,741,636)    (2,708,047)      (496,966)       (35,837)      (494,405)      (334,213)
Contract maintenance charge                     (40,530)       (15,664)       (79,877)             -         (5,503)        (4,837)
Transfers among the sub-accounts
   and with the Fixed Account - net              14,358      3,336,606      3,715,207      3,048,929      1,095,448        921,033
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (1,833,482)     6,603,195      9,101,859     12,107,116        887,710        989,450
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               708,970     13,397,714     12,375,025     13,600,943      1,827,790      2,174,830

NET ASSETS AT BEGINNING OF PERIOD            42,433,191     29,035,477     13,600,943              -      6,105,592      3,930,762
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  43,142,161  $  42,433,191  $  25,975,968  $  13,600,943  $   7,933,382  $   6,105,592
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  7,151,969      6,459,359      1,000,351              -        585,295        477,692
         Units issued                         4,060,971      4,132,906        891,869      1,053,014        182,344        235,879
         Units redeemed                      (4,707,363)    (3,440,296)      (259,086)       (52,663)      (100,547)      (128,276)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,505,577      7,151,969      1,633,134      1,000,351        667,092        585,295
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity Variable             Fidelity Variable             Fidelity Variable
                                             Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   VIP Growth                  VIP High Income                VIP Index 500
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (55,081) $     (42,802) $     100,878  $      42,286  $      (2,875) $       3,292
Net realized gains (losses)                    (107,671)      (218,148)         3,685         (3,779)        56,636       (224,271)
Change in unrealized gains (losses)             245,868      1,359,961         38,021        190,651        614,488      1,500,936
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               83,116      1,099,011        142,584        229,158        668,249      1,279,957
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        300,184        332,398         78,272        166,490        258,605        629,785
Benefit payments                                (55,826)       (10,976)       (30,329)             -        (37,432)       (10,831)
Payments on termination                        (337,777)      (259,260)      (139,080)       (49,553)      (607,580)      (305,081)
Contract maintenance charge                      (6,223)        (6,044)        (1,134)          (805)        (5,889)        (5,235)
Transfers among the sub-accounts
   and with the Fixed Account - net             224,921        452,623        383,259        419,016        800,259        939,701
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   125,279        508,741        290,988        535,148        407,963      1,248,339
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               208,395      1,607,752        433,572        764,306      1,076,212      2,528,296

NET ASSETS AT BEGINNING OF PERIOD             5,050,877      3,443,125      1,461,039        696,733      6,981,285      4,452,989
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,259,272  $   5,050,877  $   1,894,611  $   1,461,039  $   8,057,497  $   6,981,285
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    630,011        562,988        168,287        100,794        827,482        668,633
         Units issued                           158,842        176,004         61,389         86,093        205,980        360,265
         Units redeemed                        (145,866)      (108,981)       (27,882)       (18,600)      (158,667)      (201,416)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           642,987        630,011        201,794        168,287        874,795        827,482
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Fidelity Variable
                                                Fidelity Variable             Fidelity Variable          Insurance Products Fund
                                             Insurance Products Fund       Insurance Products Fund          (Service Class 2)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            VIP Equity-Income
                                            VIP Investment Grade Bond           VIP Overseas                (Service Class 2)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     142,712  $     137,704  $      (3,115) $      (6,534) $          (3) $          29
Net realized gains (losses)                     153,869        123,773          6,073        (54,335)            19            162
Change in unrealized gains (losses)            (134,350)       (77,765)       218,672        562,540            193          1,268
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              162,231        183,712        221,630        501,671            209          1,459
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        137,620        452,778         73,222         53,912             96             96
Benefit payments                                (15,626)             -         (4,442)          (592)             -              -
Payments on termination                        (394,511)      (311,319)      (148,648)       (73,355)             -              -
Contract maintenance charge                      (2,975)        (3,455)        (1,578)        (1,511)           (16)           (23)
Transfers among the sub-accounts
   and with the Fixed Account - net             565,281       (329,273)       113,134        137,920            (59)        (6,585)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   289,789       (191,269)        31,688        116,374             21         (6,512)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               452,020         (7,557)       253,318        618,045            230         (5,053)

NET ASSETS AT BEGINNING OF PERIOD             5,069,868      5,077,425      1,784,135      1,166,090          2,169          7,222
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,521,888  $   5,069,868  $   2,037,453  $   1,784,135  $       2,399  $       2,169
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    378,765        394,043        198,011        183,200            190            809
         Units issued                           137,822        132,490         42,675         46,632              8             12
         Units redeemed                        (116,443)      (147,768)       (39,076)       (31,821)            (7)          (631)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           400,144        378,765        201,610        198,011            191            190
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity Variable             Fidelity Variable                 Franklin
                                             Insurance Products Fund       Insurance Products Fund         Templeton Variable
                                                (Service Class 2)             (Service Class 2)         Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            VIP Investment Grade Bond           VIP Overseas               Franklin Growth and
                                                (Service Class 2)             (Service Class 2)             Income Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         642  $       3,932  $         (34) $         (42) $     533,165  $      96,316
Net realized gains (losses)                         729          3,416            106             (6)       578,212         90,640
Change in unrealized gains (losses)                (715)        (4,060)           715          1,541      4,339,250      4,599,554
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  656          3,288            787          1,493      5,450,627      4,786,510
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            612          4,662             48             48     24,532,360     23,709,575
Benefit payments                                      -              -              -              -     (1,026,062)        (2,962)
Payments on termination                            (705)             -           (523)             -     (1,603,232)      (260,204)
Contract maintenance charge                        (115)           (77)           (16)           (15)      (174,612)        (5,231)
Transfers among the sub-accounts
   and with the Fixed Account - net                  25       (112,033)           (12)         2,206      9,194,972      9,069,374
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (183)      (107,448)          (503)         2,239     30,923,426     32,510,552
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   473       (104,160)           284          3,732     36,374,053     37,297,062

NET ASSETS AT BEGINNING OF PERIOD                24,991        129,151          6,888          3,156     37,891,565        594,503
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $      25,464  $      24,991  $       7,172  $       6,888  $  74,265,618  $  37,891,565
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      2,241         11,973            567            366      2,823,760         54,784
         Units issued                                57          2,027              4            205      3,090,076      3,008,632
         Units redeemed                             (73)       (11,759)           (42)            (4)      (831,294)      (239,656)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             2,225          2,241            529            567      5,082,542      2,823,760
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  Franklin                 Franklin Large Cap
                                              Franklin High Income            Income Securities             Growth Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (a)       2003 (a)       2004 (a)       2003 (a)       2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      36,802  $           -  $     (67,558) $           -  $      (2,299) $           -
Net realized gains (losses)                     129,883              -         92,305              -          2,332              -
Change in unrealized gains (losses)             329,163              -      1,840,941              -         40,025              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              495,848              -      1,865,688              -         40,058              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,947,454              -     14,388,716              -      1,632,123              -
Benefit payments                                      -              -           (563)             -              -              -
Payments on termination                         (28,003)             -       (328,728)             -         (2,950)             -
Contract maintenance charge                      (1,572)             -         (3,920)             -            (57)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           2,879,217              -     15,843,248              -        180,704              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 7,797,096              -     29,898,753              -      1,809,820              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             8,292,944              -     31,764,441              -      1,849,878              -

NET ASSETS AT BEGINNING OF PERIOD                     -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   8,292,944  $           -  $  31,764,441  $           -  $   1,849,878  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -              -              -              -              -
         Units issued                         3,943,046              -      3,327,013              -        179,106              -
         Units redeemed                      (3,167,317)             -       (501,255)             -         (3,382)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           775,729              -      2,825,758              -        175,724              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                             Franklin Small Cap                 Franklin
                                               Franklin Small Cap             Value Securities               U.S. Government
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)       2004 (a)       2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (54,760) $     (38,732) $    (434,620) $    (112,281) $      (9,033) $           -
Net realized gains (losses)                     148,127        123,575        655,132        121,742          1,094              -
Change in unrealized gains (losses)             226,640        854,099      5,908,431      3,045,357         60,686              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              320,007        938,942      6,128,943      3,054,818         52,747              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         37,165      1,547,849      8,671,809     11,986,042      5,648,773              -
Benefit payments                                (32,578)       (28,842)      (403,193)       (18,742)             -              -
Payments on termination                         (90,584)       (42,211)      (957,778)      (109,843)       (18,679)             -
Contract maintenance charge                     (11,484)        (1,858)      (103,843)        (4,050)          (153)             -
Transfers among the sub-accounts
   and with the Fixed Account - net            (155,057)       804,039      5,255,432      5,093,226      1,538,026              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (252,538)     2,278,977     12,462,427     16,946,633      7,167,967              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                67,469      3,217,919     18,591,370     20,001,451      7,220,714              -

NET ASSETS AT BEGINNING OF PERIOD             3,451,732        233,813     20,575,841        574,390              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   3,519,201  $   3,451,732  $  39,167,211  $  20,575,841  $   7,220,714  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    221,657         20,266      1,410,474         51,150              -              -
         Units issued                            24,838        530,491      1,339,235      1,519,408        743,989              -
         Units redeemed                         (40,475)      (329,100)      (544,684)      (160,084)       (39,905)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           206,020        221,657      2,205,025      1,410,474        704,084              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                            Templeton Developing                Templeton
                                            Mutual Shares Securities         Markets Securities            Foreign Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (466,816) $    (103,937) $       1,137  $     (21,064) $    (150,556) $     (13,101)
Net realized gains (losses)                     563,285        126,363        467,944         74,170        388,372        179,947
Change in unrealized gains (losses)           6,337,345      3,328,891      1,993,209      1,031,207      4,001,462      1,539,800
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            6,433,814      3,351,317      2,462,290      1,084,313      4,239,278      1,706,646
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     24,530,964     18,714,453      3,461,863      3,887,122     11,615,250      7,671,781
Benefit payments                               (991,081)       (69,984)       (61,847)          (183)      (251,604)       (58,246)
Payments on termination                      (1,690,216)      (230,385)      (337,902)       (28,999)      (494,923)       (65,770)
Contract maintenance charge                    (143,220)        (4,389)       (35,485)          (726)       (64,225)        (1,866)
Transfers among the sub-accounts
   and with the Fixed Account - net          16,437,709      9,541,222      2,203,064      1,868,474     10,033,360      2,514,288
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                38,144,156     27,950,917      5,229,693      5,725,688     20,837,858     10,060,187
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            44,577,970     31,302,234      7,691,983      6,810,001     25,077,136     11,766,833

NET ASSETS AT BEGINNING OF PERIOD            32,033,168        730,934      6,898,951         88,950     12,061,451        294,618
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  76,611,138  $  32,033,168  $  14,590,934  $   6,898,951  $  37,138,587  $  12,061,451
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,520,635         70,783        408,408          7,916        885,477         28,124
         Units issued                         4,456,933      2,688,634        563,449        967,900      2,988,083      2,250,651
         Units redeemed                      (1,374,844)      (238,782)      (268,146)      (567,409)    (1,272,990)    (1,393,299)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         5,602,724      2,520,635        703,711        408,407      2,600,570        885,476
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin
                                               Templeton Variable                                          Janus Aspen Series
                                            Insurance Products Trust         Janus Aspen Series             (Service Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Templeton                                                 Foreign Stock
                                            Global Income Securities        Capital Appreciation          (Service Shares) (d)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003       2004 (a) (i)     2003 (a)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     265,207  $     129,964  $        (129) $           -  $        (432) $        (141)
Net realized gains (losses)                      21,394         (6,251)            10              -             76            (13)
Change in unrealized gains (losses)              65,371        176,151          2,418              -          5,780          3,814
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              351,972        299,864          2,299              -          5,424          3,660
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         31,005      1,442,253             32              -              -              -
Benefit payments                                (70,347)       (14,015)             -              -              -              -
Payments on termination                        (166,756)       (15,060)             -              -              -              -
Contract maintenance charge                      (9,456)          (263)           (21)             -            (35)           (10)
Transfers among the sub-accounts
   and with the Fixed Account - net             124,024        884,077         16,580              -             (1)        21,127
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   (91,530)     2,296,992         16,591              -            (36)        21,117
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               260,442      2,596,856         18,890              -          5,388         24,777

NET ASSETS AT BEGINNING OF PERIOD             2,737,267        140,411              -              -         32,989          8,212
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,997,709  $   2,737,267  $      18,890  $           -  $      38,377  $      32,989
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    211,899         13,091              -              -          2,459            804
         Units issued                            51,442        312,716          1,666              -              -          1,656
         Units redeemed                         (57,688)      (113,908)            (6)             -             (2)            (1)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           205,653        211,899          1,660              -          2,457          2,459
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series                  Lazard                      Lord Abbett
                                                (Service Shares)           Retirement Series, Inc.             Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Worldwide Growth
                                                (Service Shares)              Emerging Markets                  All Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003         2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $         (49) $         (65) $         (84) $       2,069  $           -
Net realized gains (losses)                           -           (542)            87             79            498              -
Change in unrealized gains (losses)                   -          1,825          2,068          2,500         51,913              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                    -          1,234          2,090          2,495         54,480              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -             36             36      1,468,950              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -         (2,031)             -
Contract maintenance charge                           -            (15)            (9)           (14)          (460)             -
Transfers among the sub-accounts
   and with the Fixed Account - net                   -         (9,881)           (82)          (370)       328,965              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                         -         (9,896)           (55)          (348)     1,795,424              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     -         (8,662)         2,035          2,147      1,849,904              -

NET ASSETS AT BEGINNING OF PERIOD                     -          8,662          7,323          5,176              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $           -  $       9,358  $       7,323  $   1,849,904  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -          1,048            414            441              -              -
         Units issued                                 -              -              2              3        173,303              -
         Units redeemed                               -         (1,048)            (4)           (30)        (3,661)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -              -            412            414        169,642              -
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Lord Abbett                   Lord Abbett                   Lord Abbett
                                                   Series Fund                   Series Fund                   Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Bond- Debenture              Growth and Income           Growth Opportunities
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (c)       2003 (c)       2004 (c)       2003 (c)       2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     112,441  $           -  $      18,197  $           -  $        (979) $           -
Net realized gains (losses)                      27,740              -         29,366              -            895              -
Change in unrealized gains (losses)            (105,576)             -         92,244              -         37,269              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               34,605              -        139,807              -         37,185              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,138,956              -      2,934,184              -        607,160              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                          (1,746)             -         (3,799)             -         (2,331)             -
Contract maintenance charge                        (209)             -           (170)             -            (60)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             453,411              -        879,640              -        110,611              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 2,590,412              -      3,809,855              -        715,380              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             2,625,017              -      3,949,662              -        752,565              -

NET ASSETS AT BEGINNING OF PERIOD                     -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,625,017  $           -  $   3,949,662  $           -  $     752,565  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -              -              -              -              -
         Units issued                           262,657              -        374,849              -         70,385              -
         Units redeemed                          (9,320)             -        (12,396)             -         (2,867)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           253,337              -        362,453              -         67,518              -
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Lord Abbett
                                                   Series Fund            LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Mid-Cap Value             LSA Aggressive Growth             LSA Balanced
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (c)       2003 (c)    2004 (e) (aj)    2003 (aj)       2004 (f)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       3,131  $           -  $     (73,039) $    (104,661) $       7,191  $      66,418
Net realized gains (losses)                      61,612              -      1,857,023         67,038        243,932              2
Change in unrealized gains (losses)             209,581              -     (1,452,977)     2,535,933       (146,680)     1,309,334
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              274,324              -        331,007      2,498,310        104,443      1,375,754
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,701,144              -        936,590      4,296,847            120          1,694
Benefit payments                                      -              -        (44,925)        (6,632)             -              -
Payments on termination                          (5,363)             -       (270,953)      (208,493)          (140)             -
Contract maintenance charge                        (525)             -         (6,293)        (2,277)            (7)           (24)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,604,178              -    (12,147,973)     3,264,391         (8,853)          (235)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 4,299,434              -    (11,533,554)     7,343,836         (8,880)         1,435
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -     (2,313,508)             -     (6,180,524)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             4,573,758              -    (13,516,055)     9,842,146     (6,084,961)     1,377,189

NET ASSETS AT BEGINNING OF PERIOD                     -              -     13,516,055      3,673,909      6,084,961      4,707,772
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   4,573,758  $           -  $           -  $  13,516,055  $           -  $   6,084,961
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -        996,090        277,285            841            693
         Units issued                           428,585              -        197,238        879,226             11            177
         Units redeemed                         (17,596)             -     (1,193,328)      (160,421)          (852)           (29)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           410,989              -              -        996,090              -            841
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 LSA Basic Value                LSA Blue Chip           LSA Capital Appreciation
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (g)         2003         2004 (h)         2003         2004 (i)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (42) $         (85) $         (82) $         217  $         (85) $        (218)
Net realized gains (losses)                      71,460              -       (294,689)          (270)      (164,656)          (274)
Change in unrealized gains (losses)             (16,076)       631,795        276,919        450,797        254,946        643,083
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               55,342        631,710        (17,852)       450,744         90,205        642,591
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            168          2,154            212          2,886             16            948
Benefit payments                                      -              -              -              -              -              -
Payments on termination                            (173)             -           (227)             -            (90)             -
Contract maintenance charge                          (6)           (22)           (21)           (57)           (15)           (38)
Transfers among the sub-accounts
   and with the Fixed Account - net              (8,242)           (16)       (15,916)        (1,694)       (16,632)        (1,244)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (8,253)         2,116        (15,952)         1,135        (16,721)          (334)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (2,570,546)             -     (2,205,411)             -     (2,835,000)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (2,523,457)       633,826     (2,239,215)       451,879     (2,761,516)       642,257

NET ASSETS AT BEGINNING OF PERIOD             2,523,457      1,889,631      2,239,215      1,787,336      2,761,516      2,119,259
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   2,523,457  $           -  $   2,239,215  $           -  $   2,761,516
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        700            497          1,620          1,512          1,444          1,488
         Units issued                                14            211             21            324              1             93
         Units redeemed                            (714)            (8)        (1,641)          (216)        (1,445)          (137)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            700              -          1,620              -          1,444
                                          =============  =============  =============  =============  =============  =============

(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                                   LSA
                                               LSA Capital Growth          LSA Disciplined Equity          Diversified Mid Cap
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (j)         2003        2004 (ak)      2003 (ak)       2004 (k)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $          (7) $       8,448  $           -  $         (16) $         245  $       1,956
Net realized gains (losses)                    (688,445)            (5)             -     (3,370,962)       275,691             (3)
Change in unrealized gains (losses)             782,056        835,884              -      3,682,249       (227,168)       798,712
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               93,604        844,327              -        311,271         48,768        800,665
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             20             60              -             28             96          1,488
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -           (127)             -
Contract maintenance charge                          (5)           (11)             -             (6)            (4)           (24)
Transfers among the sub-accounts
   and with the Fixed Account - net              (1,514)            39              -         (6,107)       (10,760)           (12)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (1,499)            88              -         (6,085)       (10,795)         1,452
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (4,523,939)             -              -     (6,857,769)    (3,280,957)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (4,431,834)       844,415              -     (6,552,583)    (3,242,984)       802,117

NET ASSETS AT BEGINNING OF PERIOD             4,431,834      3,587,419              -      6,552,583      3,242,984      2,440,867
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   4,431,834  $           -  $           -  $           -  $   3,242,984
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        149            140              -            715            871            739
         Units issued                                 2             11              -              3              8            139
         Units redeemed                            (151)            (2)             -           (718)          (879)            (7)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            149              -              -              -            871
                                          =============  =============  =============  =============  =============  =============

(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ak) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                           LSA Emerging Growth Equity         LSA Equity Growth             LSA Mid Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (l)         2003      2004 (m) (aj)    2003 (aj)    2004 (n) (aj)    2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (44) $         (88) $     (26,484) $     (21,479) $     (71,690) $     (57,088)
Net realized gains (losses)                  (1,646,886)          (353)    (1,005,826)        15,163      1,929,924        619,881
Change in unrealized gains (losses)           1,906,402      1,371,530      1,039,442      1,029,313     (1,879,532)     1,919,656
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              259,472      1,371,089          7,132      1,022,997        (21,298)     2,482,449
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             20             60      1,701,116      2,363,670      2,894,853      6,893,799
Benefit payments                                      -              -        (22,732)             -        (29,352)       (20,026)
Payments on termination                               -              -        (13,391)       (17,236)       (58,443)       (53,606)
Contract maintenance charge                          (5)           (22)        (2,645)          (297)        (8,474)        (1,462)
Transfers among the sub-accounts
   and with the Fixed Account - net              (8,836)         1,237     (5,198,351)       896,701    (14,009,871)     2,712,045
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (8,821)         1,275     (3,536,003)     3,242,838    (11,211,287)     9,530,750
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (4,545,365)             -     (3,925,601)             -     (3,501,012)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (4,294,714)     1,372,364     (7,454,472)     4,265,835    (14,733,597)    12,013,199

NET ASSETS AT BEGINNING OF PERIOD             4,294,714      2,922,350      7,454,472      3,188,637     14,733,597      2,720,398
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   4,294,714  $           -  $   7,454,472  $           -  $  14,733,597
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        768            687        292,879          3,076        744,204         22,147
         Units issued                                 2            208        193,086        327,344        293,440        811,202
         Units redeemed                            (770)          (127)      (485,965)       (37,541)    (1,037,644)       (89,145)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            768              -        292,879              -        744,204
                                          =============  =============  =============  =============  =============  =============

(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                MFS Variable                  MFS Variable
                                            LSA Variable Series Trust          Insurance Trust               Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                LSA Value Equity                  MFS Bond                   MFS High Income
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (o)        2003            2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      11,449  $      78,480  $     146,261  $     111,364  $      29,258  $      17,146
Net realized gains (losses)                     325,340            (11)         1,542         29,635          8,339           (778)
Change in unrealized gains (losses)            (274,609)     1,321,299         (4,363)        47,270         33,651         77,101
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               62,180      1,399,768        143,440        188,269         71,248         93,469
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             28             84         74,205        137,598         13,210         55,577
Benefit payments                                      -              -        (19,087)             -              -              -
Payments on termination                               -              -       (285,132)      (266,896)      (120,568)       (37,453)
Contract maintenance charge                          (3)            (8)        (1,838)        (1,743)          (491)          (410)
Transfers among the sub-accounts
   and with the Fixed Account - net              (7,108)             5        732,778        473,199        212,837        224,856
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (7,083)            81        500,926        342,158        104,988        242,570
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (6,053,335)             -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (5,998,238)     1,399,849        644,366        530,427        176,236        336,039

NET ASSETS AT BEGINNING OF PERIOD             5,998,238      4,598,389      2,793,304      2,262,877        782,803        446,764
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   5,998,238  $   3,437,670  $   2,793,304  $     959,039  $     782,803
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        649            640        209,152        182,896         70,640         46,854
         Units issued                                 3              9         77,877         93,020         27,665         32,234
         Units redeemed                            (652)             -        (41,059)       (66,764)       (17,850)        (8,448)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            649        245,970        209,152         80,455         70,640
                                          =============  =============  =============  =============  =============  =============

(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              MFS Variable
                                                  MFS Variable                  MFS Variable                 Insurance Trust
                                                 Insurance Trust               Insurance Trust               (Service Class)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            MFS New Discovery
                                               MFS Investors Trust            MFS New Discovery              (Service Class)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (18,015) $     (12,785) $     (42,995) $     (35,113) $         (73) $         (66)
Net realized gains (losses)                     (16,206)       (48,787)       (34,025)      (141,479)            (5)           (17)
Change in unrealized gains (losses)             291,506        446,307        234,187        910,936            313          1,298
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              257,285        384,735        157,167        734,344            235          1,215
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         44,160         82,635        102,334        161,010              -              3
Benefit payments                                 (3,680)       (10,144)        (1,555)       (20,925)             -              -
Payments on termination                        (222,817)      (154,884)      (240,623)      (161,237)             -              -
Contract maintenance charge                      (1,898)        (1,908)        (3,250)        (3,174)            (8)            (8)
Transfers among the sub-accounts
   and with the Fixed Account - net             373,831        291,789        118,006        225,373              -             (2)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   189,596        207,488        (25,088)       201,047             (8)            (7)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               446,881        592,223        132,079        935,391            227          1,208

NET ASSETS AT BEGINNING OF PERIOD             2,398,288      1,806,065      3,315,071      2,379,680          5,079          3,871
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,845,169  $   2,398,288  $   3,447,150  $   3,315,071  $       5,306  $       5,079
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    297,632        270,113        264,564        250,614            448            448
         Units issued                            71,356         65,343         45,632         69,691              -              -
         Units redeemed                         (47,392)       (37,824)       (48,433)       (55,741)            (1)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           321,596        297,632        261,763        264,564            447            448
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable
                                                 Insurance Trust           Morgan Stanley Variable       Morgan Stanley Variable
                                                 (Service Class)              Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  MFS Utilities
                                                 (Service Class)              Aggressive Equity              Dividend Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           1  $           1  $    (544,020) $    (554,265) $   1,297,695  $   3,966,568
Net realized gains (losses)                           -             (1)    (3,582,932)    (7,562,501)    40,011,858     39,234,952
Change in unrealized gains (losses)                  32             29      7,785,733     16,409,763      5,150,796    135,729,451
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                   33             29      3,658,781      8,292,997     46,460,349    178,930,971
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -        179,605        151,983        815,543      1,399,558
Benefit payments                                      -              -       (498,650)      (514,475)   (20,582,562)   (22,749,550)
Payments on termination                               -              -     (4,911,752)    (3,128,224)  (127,247,816)  (101,580,897)
Contract maintenance charge                           -              -        (28,232)       (33,309)      (438,664)      (512,299)
Transfers among the sub-accounts
   and with the Fixed Account - net                  (2)             -     (2,524,119)    (2,297,966)   (23,060,218)   (13,875,148)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                        (2)             -     (7,783,148)    (5,821,991)  (170,513,717)  (137,318,336)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                    31             29     (4,124,367)     2,471,006   (124,053,368)    41,612,635

NET ASSETS AT BEGINNING OF PERIOD                   115             86     40,215,397     37,744,391    820,639,080    779,026,445
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $         146  $         115  $  36,091,030  $  40,215,397  $ 696,585,712  $ 820,639,080
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         11             11      4,390,602      5,098,597     27,374,518     31,946,324
         Units issued                                 -              -      1,702,831      1,541,531      2,821,981      6,181,701
         Units redeemed                               -              -     (2,529,410)    (2,249,526)    (7,879,196)   (10,753,507)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                11             11      3,564,023      4,390,602     22,317,303     27,374,518
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Equity                    European Growth              Global Advantage
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (5,334,026) $  (5,950,086) $    (410,311) $    (826,014) $    (234,051) $     (78,486)
Net realized gains (losses)                 (63,705,693)  (101,896,948)     1,012,435     (9,647,714)      (796,935)    (3,036,768)
Change in unrealized gains (losses)         114,946,341    216,938,677     16,006,560     51,641,657      3,240,564      8,848,892
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           45,906,622    109,091,643     16,608,684     41,167,929      2,209,578      5,733,638
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        557,760        925,560        254,407        309,030         53,224         31,362
Benefit payments                            (14,350,875)   (14,117,664)    (3,856,115)    (4,396,340)      (799,302)      (422,668)
Payments on termination                     (79,052,629)   (72,801,259)   (26,650,822)   (24,189,125)    (2,807,637)    (2,129,891)
Contract maintenance charge                    (328,937)      (396,946)       (97,914)      (113,187)       (15,543)       (17,305)
Transfers among the sub-accounts
   and with the Fixed Account - net         (29,967,877)   (29,635,100)    (5,939,908)    (8,062,316)      (801,322)      (493,036)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions              (123,142,558)  (116,025,409)   (36,290,352)   (36,451,938)    (4,370,580)    (3,031,538)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (77,235,936)    (6,933,766)   (19,681,668)     4,715,991     (2,161,002)     2,702,100

NET ASSETS AT BEGINNING OF PERIOD           588,664,393    595,598,159    187,302,093    182,586,102     24,223,535     21,521,435
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 511,428,457  $ 588,664,393  $ 167,620,425  $ 187,302,093  $  22,062,533  $  24,223,535
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 17,326,340     20,268,369      7,200,152      8,623,435      3,229,894      3,702,308
         Units issued                         1,785,875      2,705,444      1,100,782      4,648,314        751,812      3,849,119
         Units redeemed                      (4,708,975)    (5,647,473)    (2,321,886)    (6,071,597)    (1,317,915)    (4,321,533)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        14,403,240     17,326,340      5,979,048      7,200,152      2,663,791      3,229,894
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Global
                                                 Dividend Growth                 High Yield                  Income Builder
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     141,803  $   1,162,989  $   3,078,597  $   4,248,778  $   1,045,980  $     813,666
Net realized gains (losses)                   4,239,364     (8,494,736)   (10,720,915)   (34,185,555)       358,631     (1,459,271)
Change in unrealized gains (losses)          20,282,818     58,039,750     11,517,026     41,547,202      2,711,395      8,906,070
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           24,663,985     50,708,003      3,874,708     11,610,425      4,116,006      8,260,465
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        574,141        460,789        119,045        270,562        178,214        149,498
Benefit payments                             (4,843,419)    (4,851,504)    (1,386,895)    (1,627,056)    (1,504,856)    (1,485,697)
Payments on termination                     (34,298,132)   (25,197,790)    (8,100,895)    (7,384,040)    (7,460,026)    (6,274,531)
Contract maintenance charge                    (111,916)      (120,963)       (33,699)       (38,597)       (24,977)       (28,258)
Transfers among the sub-accounts
   and with the Fixed Account - net           6,458,063     (2,134,071)    (1,806,436)     7,916,881      1,857,288      1,540,387
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (32,221,263)   (31,843,539)   (11,208,880)      (862,250)    (6,954,357)    (6,098,601)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (7,557,278)    18,864,464     (7,334,172)    10,748,175     (2,838,351)     2,161,864

NET ASSETS AT BEGINNING OF PERIOD           209,033,340    190,168,876     54,253,596     43,505,421     49,256,169     47,094,305
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 201,476,062  $ 209,033,340  $  46,919,424  $  54,253,596  $  46,417,818  $  49,256,169
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,607,778     13,562,484      4,896,276      4,837,528      3,589,903      4,059,365
         Units issued                         1,950,626      9,594,992      2,427,729     16,781,594        906,507      1,541,342
         Units redeemed                      (3,550,506)   (11,549,698)    (3,368,374)   (16,722,846)    (1,378,012)    (2,010,803)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        10,007,898     11,607,778      3,955,631      4,896,276      3,118,398      3,589,904
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   Information                Limited Duration                Money Market
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (66,561) $     (44,769) $   1,493,476  $   1,639,616  $  (1,094,269) $  (2,244,970)
Net realized gains (losses)                      31,255        110,470       (618,952)      (228,129)             -              -
Change in unrealized gains (losses)             (41,068)     1,291,252       (889,781)      (894,667)             -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (76,374)     1,356,953        (15,257)       516,820     (1,094,269)    (2,244,970)
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         28,198         63,351        366,042      1,712,830      1,835,159      3,331,423
Benefit payments                                (53,844)       (61,327)    (1,012,387)      (982,624)   (20,797,440)    (8,764,697)
Payments on termination                      (1,122,229)      (311,147)   (10,387,784)   (13,714,102)   (60,059,959)  (102,230,881)
Contract maintenance charge                      (2,440)        (1,952)       (26,308)       (33,664)      (102,636)      (158,959)
Transfers among the sub-accounts
   and with the Fixed Account - net             480,418      1,830,215       (287,874)     4,629,673      9,788,657    (54,716,892)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (669,897)     1,519,140    (11,348,311)    (8,387,887)   (69,336,219)  (162,540,006)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (746,271)     2,876,093    (11,363,568)    (7,871,067)   (70,430,488)  (164,784,976)

NET ASSETS AT BEGINNING OF PERIOD             4,836,908      1,960,815     61,419,633     69,290,700    237,222,386    402,007,362
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   4,090,637  $   4,836,908  $  50,056,065  $  61,419,633  $ 166,791,898  $ 237,222,386
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,036,314        663,998      5,392,398      6,130,118     16,876,156     28,381,661
         Units issued                         1,588,489      3,219,839      3,347,922      6,130,468     53,578,934    152,248,316
         Units redeemed                      (1,765,699)    (2,847,523)    (4,345,553)    (6,868,188)   (58,554,942)  (163,753,821)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           859,104      1,036,314      4,394,767      5,392,398     11,900,148     16,876,156
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Pacific Growth              Quality Income Plus              S&P 500 Index
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (p)         2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (97,593) $    (271,216) $  12,530,400  $  15,734,885  $    (622,346) $    (473,517)
Net realized gains (losses)                      17,270        606,150      1,616,252      1,953,746      1,427,427    (15,097,272)
Change in unrealized gains (losses)           2,037,535      4,802,671     (3,462,291)     7,217,356      9,374,820     42,462,912
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,957,212      5,137,605     10,684,361     24,905,987     10,179,901     26,892,123
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         31,528        165,361        329,815        813,220        496,933        831,805
Benefit payments                               (300,483)      (280,436)    (9,850,276)   (14,121,631)    (3,130,278)    (2,320,259)
Payments on termination                      (1,142,936)    (2,646,488)   (51,994,252)   (57,096,831)   (16,564,239)   (10,383,334)
Contract maintenance charge                      (4,903)       (15,399)      (137,526)      (181,155)       (70,532)       (72,171)
Transfers among the sub-accounts
   and with the Fixed Account - net         (23,519,793)     2,299,585    (13,304,410)   (11,163,307)     4,169,789      8,357,214
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (24,936,587)      (477,377)   (74,956,649)   (81,749,704)   (15,098,327)    (3,586,745)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (22,979,375)     4,660,228    (64,272,288)   (56,843,717)    (4,918,426)    23,305,378

NET ASSETS AT BEGINNING OF PERIOD            22,979,375     18,319,147    340,872,162    397,715,879    127,914,358    104,608,980
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $  22,979,375  $ 276,599,874  $ 340,872,162  $ 122,995,932  $ 127,914,358
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  5,498,369      5,625,183     15,564,429     19,077,647     13,278,808     13,650,304
         Units issued                         1,899,597     21,184,235      4,784,280     12,286,616      6,511,659     13,447,449
         Units redeemed                      (7,397,966)   (21,311,049)    (8,032,272)   (15,799,834)    (8,050,793)   (13,818,945)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -      5,498,369     12,316,437     15,564,429     11,739,674     13,278,808
                                          =============  =============  =============  =============  =============  =============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Morgan Stanley Variable
                                             Morgan Stanley Variable       Morgan Stanley Variable          Investment Series
                                                Investment Series             Investment Series             (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            Aggressive Equity
                                                   Strategist                     Utilities                 (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   1,846,838  $   1,020,395  $   1,850,597  $   2,569,483  $    (424,299) $    (364,471)
Net realized gains (losses)                   5,261,537     (6,983,442)    (7,501,859)   (22,646,368)       (29,329)    (2,600,533)
Change in unrealized gains (losses)          20,604,030     82,409,928     32,271,179     43,704,994      2,975,795      7,822,795
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           27,712,405     76,446,881     26,619,917     23,628,109      2,522,167      4,857,791
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        414,884        646,209        243,553        412,126      1,160,783      3,139,760
Benefit payments                            (10,709,573)   (10,907,990)    (6,111,415)    (6,282,434)      (335,815)      (161,768)
Payments on termination                     (56,398,322)   (46,232,870)   (22,114,119)   (21,332,880)    (1,346,796)    (1,028,102)
Contract maintenance charge                    (165,468)      (191,439)       (90,156)      (108,615)       (25,708)       (12,346)
Transfers among the sub-accounts
   and with the Fixed Account - net          (2,067,067)    (5,143,744)    (5,716,816)   (10,830,103)      (934,917)     1,069,628
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (68,925,546)   (61,829,834)   (33,788,953)   (38,141,906)    (1,482,453)     3,007,172
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (41,213,141)    14,617,047     (7,169,036)   (14,513,797)     1,039,714      7,864,963

NET ASSETS AT BEGINNING OF PERIOD           366,548,791    351,931,744    165,008,970    179,522,767     25,091,166     17,226,203
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 325,335,650  $ 366,548,791  $ 157,839,934  $ 165,008,970  $  26,130,880  $  25,091,166
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 14,583,843     16,777,896      9,199,211     11,241,901      3,668,830      3,298,105
         Units issued                         1,518,751      1,729,116        819,609      3,389,613        582,852      3,906,909
         Units redeemed                      (3,753,552)    (3,923,169)    (2,505,776)    (5,432,303)      (909,618)    (3,536,184)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        12,349,042     14,583,843      7,513,044      9,199,211      3,342,064      3,668,830
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Dividend Growth                   Equity                    European Growth
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (335,280) $      44,285  $  (1,528,326) $  (1,236,079) $    (271,800) $    (276,688)
Net realized gains (losses)                     874,630     (1,009,243)    (2,600,360)    (3,094,585)        75,802        319,489
Change in unrealized gains (losses)           7,375,815     21,715,571     13,496,948     19,845,435      4,083,665      8,065,950
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            7,915,165     20,750,613      9,368,262     15,514,771      3,887,667      8,108,751
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     15,750,635     18,865,457     15,009,485     15,358,243      2,491,390      5,719,569
Benefit payments                             (1,254,645)    (1,818,871)    (1,620,644)    (1,169,816)      (320,742)      (438,807)
Payments on termination                      (7,135,042)    (4,791,262)    (5,397,095)    (3,873,167)    (5,060,598)    (1,486,705)
Contract maintenance charge                    (116,380)       (26,152)      (107,229)       (26,793)       (46,724)        (9,191)
Transfers among the sub-accounts
   and with the Fixed Account - net           3,305,478     12,324,813     (3,797,882)     9,029,597      4,569,482      2,136,641
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,550,046     24,553,985      4,086,635     19,318,064      1,632,808      5,921,507
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            18,465,211     45,304,598     13,454,897     34,832,835      5,520,475     14,030,258

NET ASSETS AT BEGINNING OF PERIOD           114,227,344     68,922,746     98,664,916     63,832,081     35,784,953     21,754,695
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 132,692,555  $ 114,227,344  $ 112,119,813  $  98,664,916  $  41,305,428  $  35,784,953
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,170,487      8,696,023     14,124,818     11,901,051      4,423,874      3,700,312
         Units issued                         2,965,031      5,479,911      2,739,807      5,331,030      5,449,346     15,405,881
         Units redeemed                      (2,244,727)    (3,005,447)    (3,197,166)    (3,107,263)    (5,444,134)   (14,682,319)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        11,890,791     11,170,487     13,667,459     14,124,818      4,429,086      4,423,874
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Global Advantage           Global Dividend Growth              High Yield
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (148,345) $     (55,023) $    (204,157) $      36,174  $   2,038,164  $   1,617,436
Net realized gains (losses)                     (90,863)      (303,041)       747,189        (64,359)      (220,675)      (721,953)
Change in unrealized gains (losses)           1,226,197      2,054,132      6,535,485      8,828,168        789,760      3,651,472
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              986,989      1,696,068      7,078,517      8,799,983      2,607,249      4,546,955
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        799,455      1,315,546      5,375,830     10,124,159      6,204,201      9,532,747
Benefit payments                               (119,073)       (88,362)      (361,198)      (600,911)      (375,208)      (284,116)
Payments on termination                        (458,490)      (305,610)    (2,792,159)    (1,426,306)    (4,100,409)      (955,059)
Contract maintenance charge                     (13,580)        (2,227)       (78,158)        (7,330)       (46,143)        (4,308)
Transfers among the sub-accounts
   and with the Fixed Account - net             479,583      1,366,889      9,968,118      9,169,580       (829,447)    10,331,482
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   687,895      2,286,236     12,112,433     17,259,192        852,994     18,620,746
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,674,884      3,982,304     19,190,950     26,059,175      3,460,243     23,167,701

NET ASSETS AT BEGINNING OF PERIOD             9,194,190      5,211,886     46,679,829     20,620,654     33,806,498     10,638,797
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  10,869,074  $   9,194,190  $  65,870,779  $  46,679,829  $  37,266,741  $  33,806,498
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,276,113      1,032,992      4,329,558      2,606,955      5,304,925      2,432,734
         Units issued                           282,411        433,983      1,852,140      2,348,398      1,290,296      4,567,849
         Units redeemed                        (256,721)      (190,862)      (862,383)      (625,795)    (1,684,799)    (1,695,658)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,301,803      1,276,113      5,319,315      4,329,558      4,910,422      5,304,925
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Income Builder                  Information                Limited Duration
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004            2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     788,538  $     382,712  $    (222,832) $    (145,587) $   2,652,846  $   1,953,075
Net realized gains (losses)                     649,380          6,580        (39,161)      (445,726)      (778,759)      (148,815)
Change in unrealized gains (losses)           2,254,918      4,281,235        336,459      4,341,652     (2,585,443)    (1,595,577)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,692,836      4,670,527         74,466      3,750,339       (711,356)       208,683
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,342,449      7,790,480        498,321      3,225,880     13,486,144     25,796,774
Benefit payments                               (481,781)      (275,004)      (162,693)       (46,282)    (1,977,990)    (1,523,087)
Payments on termination                      (5,198,588)    (2,145,549)      (785,344)      (341,351)    (8,369,830)    (9,714,395)
Contract maintenance charge                     (29,489)        (4,462)       (19,829)        (3,191)      (146,855)       (17,539)
Transfers among the sub-accounts
   and with the Fixed Account - net           3,490,149     17,220,662        130,121      1,399,099     (2,689,729)    34,891,425
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 2,122,740     22,586,127       (339,424)     4,234,155        301,740     49,433,178
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             5,815,576     27,256,654       (264,958)     7,984,494       (409,616)    49,641,861

NET ASSETS AT BEGINNING OF PERIOD            40,657,582     13,400,928     13,028,213      5,043,719    120,622,818     70,980,957
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  46,473,158  $  40,657,582  $  12,763,255  $  13,028,213  $ 120,213,202  $ 120,622,818
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  3,718,215      1,481,949      2,271,228      1,666,789     11,258,898      6,502,356
         Units issued                         1,056,357      3,252,754        394,672      1,168,068      4,361,439      9,337,125
         Units redeemed                        (893,621)    (1,016,488)      (565,395)      (563,629)    (4,183,240)    (4,580,583)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         3,880,951      3,718,215      2,100,505      2,271,228     11,437,097     11,258,898
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Money Market                 Pacific Growth              Quality Income Plus
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003         2004 (p)         2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (878,038) $  (1,303,168) $     (42,488) $     (94,122) $   5,456,138  $   4,828,766
Net realized gains (losses)                           -              -      1,100,965      2,075,534        316,302        348,408
Change in unrealized gains (losses)                   -              -       (407,868)     1,227,490       (845,745)     2,196,274
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                             (878,038)    (1,303,168)       650,609      3,208,902      4,926,695      7,373,448
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     29,442,137     41,709,845        284,985      2,527,313     29,150,543     23,683,497
Benefit payments                             (5,008,816)    (1,643,995)        (6,208)        (2,595)    (3,593,556)    (1,819,684)
Payments on termination                     (14,735,933)   (34,026,335)      (127,696)    (1,843,070)    (9,633,994)   (12,151,005)
Contract maintenance charge                     (74,784)       (28,029)          (557)        (1,489)      (110,476)       (23,076)
Transfers among the sub-accounts
   and with the Fixed Account - net         (13,756,828)   (45,125,147)    (8,165,425)       855,824     12,935,420     20,213,205
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (4,134,224)   (39,113,661)    (8,014,901)     1,535,983     28,747,937     29,902,937
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (5,012,262)   (40,416,829)    (7,364,292)     4,744,885     33,674,632     37,276,385

NET ASSETS AT BEGINNING OF PERIOD            90,996,494    131,413,323      7,364,292      2,619,407    136,406,124     99,129,739
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  85,984,232  $  90,996,494  $           -  $   7,364,292  $ 170,080,756  $ 136,406,124
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  8,983,559     12,744,404      1,166,251        631,464     11,263,773      8,406,234
         Units issued                        22,897,268     44,235,460      9,717,542     34,394,313      5,936,165      7,430,559
         Units redeemed                     (23,241,973)   (47,996,305)   (10,883,793)   (33,859,526)    (3,101,197)    (4,573,020)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,638,854      8,983,559              -      1,166,251     14,098,741     11,263,773
                                          =============  =============  =============  =============  =============  =============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  S&P 500 Index                  Strategist                     Utilities
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (1,264,117) $    (726,885) $      47,919  $    (112,251) $     188,007  $     246,067
Net realized gains (losses)                   1,188,219     (1,452,764)       807,122       (496,000)      (970,819)    (1,426,395)
Change in unrealized gains (losses)          11,475,505     23,609,209      6,414,384     15,682,854      5,310,796      4,371,245
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           11,399,607     21,429,560      7,269,425     15,074,603      4,527,984      3,190,917
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     13,816,999     31,264,904      4,646,295     12,828,276      1,137,769      2,328,921
Benefit payments                             (1,422,595)    (1,039,439)    (1,617,929)    (1,701,447)      (573,283)      (470,521)
Payments on termination                      (8,008,237)    (4,673,744)    (5,163,931)    (2,835,508)    (1,551,897)    (1,139,156)
Contract maintenance charge                    (199,043)       (28,459)       (79,259)       (21,460)       (20,907)        (7,218)
Transfers among the sub-accounts
   and with the Fixed Account - net           9,282,851     18,199,035      3,644,661      8,133,585        528,109      1,738,888
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                13,469,975     43,722,297      1,429,837     16,403,446       (480,209)     2,450,914
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            24,869,582     65,151,857      8,699,262     31,478,049      4,047,775      5,641,831

NET ASSETS AT BEGINNING OF PERIOD           127,060,639     61,908,782     87,272,377     55,794,328     25,294,915     19,653,084
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 151,930,221  $ 127,060,639  $  95,971,639  $  87,272,377  $  29,342,690  $  25,294,915
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 15,306,676     10,380,429      8,862,758      7,215,885      3,737,871      3,517,621
         Units issued                         3,620,051      7,761,234      1,511,448      3,114,281        481,533      1,170,455
         Units redeemed                      (2,780,620)    (2,834,987)    (1,497,964)    (1,467,408)      (650,782)      (950,205)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        16,146,107     15,306,676      8,876,242      8,862,758      3,568,622      3,737,871
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                 Oppenheimer                   Oppenheimer
                                                Oppenheimer Bond            Capital Appreciation            Global Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     168,019  $     258,396  $     (67,756) $     (49,790) $      (2,582) $     (25,183)
Net realized gains (losses)                       9,962        113,497        (70,724)      (255,778)        52,999       (276,455)
Change in unrealized gains (losses)              27,980       (119,325)       503,538      1,711,456        960,404      1,955,099
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              205,961        252,568        365,058      1,405,888      1,010,821      1,653,461
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        141,472        319,091        222,863        240,306        220,193        165,767
Benefit payments                                (13,715)       (91,127)       (10,730)       (18,061)        (4,207)       (19,569)
Payments on termination                        (446,813)    (4,523,566)      (420,695)      (363,974)      (510,747)      (408,192)
Contract maintenance charge                      (2,865)        (3,203)        (6,910)        (6,683)        (5,716)        (5,230)
Transfers among the sub-accounts
   and with the Fixed Account - net             475,225        205,774        455,165        367,442        144,104          2,323
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   153,304     (4,093,031)       239,693        219,030       (156,373)      (264,901)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               359,265     (3,840,463)       604,751      1,624,918        854,448      1,388,560

NET ASSETS AT BEGINNING OF PERIOD             4,894,145      8,734,608      6,527,395      4,902,477      5,790,956      4,402,396
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   5,253,410  $   4,894,145  $   7,132,146  $   6,527,395  $   6,645,404  $   5,790,956
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    386,488        726,360        639,049        620,146        418,848        449,504
         Units issued                            78,299        147,740        104,502        135,339         52,118         77,970
         Units redeemed                         (66,221)      (487,612)       (81,871)      (116,436)       (62,372)      (108,626)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           398,566        386,488        661,680        639,049        408,594        418,848
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Oppenheimer
                                                   Oppenheimer                   Oppenheimer             Variable Account Funds
                                             Variable Account Funds        Variable Account Funds        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                           Oppenheimer Main Street             Oppenheimer
                                             Oppenheimer High Income          Small Cap Growth           Aggressive Growth (SC)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004          2003            2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      82,388  $      61,896  $     (48,726) $     (32,370) $    (170,843) $     (42,040)
Net realized gains (losses)                         631        (17,920)        81,559        (17,936)       165,534         30,818
Change in unrealized gains (losses)              58,745        201,698        640,408        969,142      1,801,036        410,772
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              141,764        245,674        673,241        918,836      1,795,727        399,550
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         34,895        112,686        174,706        297,499      3,485,515      4,951,020
Benefit payments                                   (854)       (40,611)        (6,199)        (2,458)        (6,606)             -
Payments on termination                        (176,615)       (85,653)      (222,684)      (168,971)      (477,471)       (28,234)
Contract maintenance charge                      (1,228)        (1,043)        (3,900)        (3,380)       (38,251)          (730)
Transfers among the sub-accounts
   and with the Fixed Account - net             571,359        254,970        445,501        303,979      1,839,216      1,805,659
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   427,557        240,349        387,424        426,669      4,802,403      6,727,715
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               569,321        486,023      1,060,665      1,345,505      6,598,130      7,127,265

NET ASSETS AT BEGINNING OF PERIOD             1,547,704      1,061,681      3,423,442      2,077,937      7,195,416         68,151
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,117,025  $   1,547,704  $   4,484,107  $   3,423,442  $  13,793,546  $   7,195,416
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    136,552        114,555        230,331        199,203        579,512          6,772
         Units issued                            60,618         50,640         58,409         78,103        582,757        617,915
         Units redeemed                         (23,395)       (28,643)       (32,797)       (46,975)      (216,765)       (45,176)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           173,775        136,552        255,943        230,331        945,504        579,511
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                             (Service Class ("SC"))        (Service Class ("SC"))        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  -----------------------------
                                              Oppenheimer Balanced                                         Oppenheimer Capital
                                                    (SC) (q)                Oppenheimer Bond (SC)           Appreciation (SC)
                                          ----------------------------  ----------------------------  -----------------------------
                                             2004 (aj)     2003 (aj)       2004 (c)       2003 (c)      2004 (aj)    2003 (ai) (aj)
                                          -------------  -------------  -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (236,213) $     (71,974) $        (811) $           -  $    (431,331) $      (51,275)
Net realized gains (losses)                     202,537         41,172           (191)             -        163,313          16,962
Change in unrealized gains (losses)           2,595,034      1,515,018          3,054              -      1,995,910         988,058
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from operations                            2,561,358      1,484,216          2,052              -      1,727,892         953,745
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,804,924      9,283,757        660,069              -     16,626,863      11,604,876
Benefit payments                                (95,532)          (720)             -              -       (606,716)        (17,343)
Payments on termination                        (955,633)      (115,902)           (34)             -       (947,310)        (57,283)
Contract maintenance charge                     (82,164)        (1,902)             -              -        (74,105)           (311)
Transfers among the sub-accounts
   and with the Fixed Account - net           8,510,560      6,801,796         25,297              -      8,153,811       2,712,364
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from contract transactions                15,182,155     15,967,029        685,332              -     23,152,543      14,242,303
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS            17,743,513     17,451,245        687,384              -     24,880,435      15,196,048

NET ASSETS AT BEGINNING OF PERIOD            17,657,915        206,670              -              -     15,196,048               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD               $  35,401,428  $  17,657,915  $     687,384  $           -  $  40,076,483  $   15,196,048
                                          =============  =============  =============  =============  =============  ==============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,345,753         19,316              -              -      1,236,462               -
         Units issued                         1,396,332      1,423,714         68,362              -      2,602,434       1,340,214
         Units redeemed                        (244,942)       (97,277)          (366)             -       (730,379)       (103,752)
                                          -------------  -------------  -------------  -------------  -------------  --------------
   Units outstanding at end of period         2,497,143      1,345,753         67,996              -      3,108,517       1,236,462
                                          =============  =============  =============  =============  =============  ==============

(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                             (Service Class ("SC"))        (Service Class ("SC"))        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Oppenheimer Global                Oppenheimer                   Oppenheimer
                                                 Securities (SC)              High Income (SC)              Main Street (SC)
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (aj)     2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (138,958) $     (65,713) $     720,328  $     (12,851) $    (492,353) $    (221,248)
Net realized gains (losses)                     312,067         77,562        178,952         22,219        699,796        143,243
Change in unrealized gains (losses)           3,576,447      2,202,658        895,855        929,746      3,563,406      4,651,280
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,749,556      2,214,507      1,795,135        939,114      3,770,849      4,573,275
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,196,099      8,004,247     12,379,065      9,456,389     15,186,842     20,095,635
Benefit payments                               (393,445)        (6,600)      (173,708)       (38,444)      (304,814)       (96,900)
Payments on termination                        (799,217)       (62,921)      (841,874)      (161,565)    (1,405,088)      (348,431)
Contract maintenance charge                     (61,985)        (1,574)       (58,483)        (1,567)      (153,817)        (9,560)
Transfers among the sub-accounts
   and with the Fixed Account - net           4,714,748      3,198,735      4,720,144      3,682,928      4,530,244     11,115,975
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,656,200     11,131,887     16,025,144     12,937,741     17,853,367     30,756,719
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            14,405,756     13,346,394     17,820,279     13,876,855     21,624,216     35,329,994

NET ASSETS AT BEGINNING OF PERIOD            13,484,376        137,982     14,014,993        138,138     36,308,815        978,821
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  27,890,132  $  13,484,376  $  31,835,272  $  14,014,993  $  57,933,031  $  36,308,815
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    945,333         13,596      1,079,445         12,957      2,868,687         96,158
         Units issued                         1,104,920      1,015,076      1,650,166      1,302,115      2,081,718      3,225,652
         Units redeemed                        (378,860)       (83,339)      (437,887)      (235,627)      (687,562)      (453,123)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,671,393        945,333      2,291,724      1,079,445      4,262,843      2,868,687
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        PIMCO Advisors Variable
                                             (Service Class ("SC"))        (Service Class ("SC"))            Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             Oppenheimer Main Street             Oppenheimer
                                              Small Cap Growth (SC)          Strategic Bond (SC)             OpCap Balanced
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)     2004 (a) (f)     2004 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (355,872) $     (99,525) $   1,173,114  $     (40,829) $         (93) $           -
Net realized gains (losses)                     567,169        164,879        163,269         41,495              3              -
Change in unrealized gains (losses)           3,714,952      2,360,721      3,165,155      1,793,207            804              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,926,249      2,426,075      4,501,538      1,793,873            714              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      6,357,840      8,769,792     26,897,622     19,526,843            240              -
Benefit payments                               (188,117)       (82,570)      (575,628)             -              -              -
Payments on termination                        (570,968)       (65,202)    (1,875,655)      (322,672)             -              -
Contract maintenance charge                     (81,563)        (2,969)      (132,107)        (4,957)           (15)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           4,793,526      3,866,512     17,265,006     10,603,512          8,841              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,310,718     12,485,563     41,579,238     29,802,726          9,066              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            14,236,967     14,911,638     46,080,776     31,596,599          9,780              -

NET ASSETS AT BEGINNING OF PERIOD            15,279,505        367,867     32,367,775        771,176              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  29,516,472  $  15,279,505  $  78,448,551  $  32,367,775  $       9,780  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,040,198         35,560      2,661,693         73,070              -              -
         Units issued                         1,262,230      1,159,944      4,165,960      2,869,039            909              -
         Units redeemed                        (588,653)      (155,307)      (783,123)      (280,416)            (3)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,713,775      1,040,197      6,044,530      2,661,693            906              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors Variable       PIMCO Advisors Variable           PIMCO Variable
                                                 Insurance Trust               Insurance Trust               Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                   PEA
                                                 OpCap Small Cap           Science and Technology             Foreign Bond
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (23) $         (16) $          (7) $         (10) $           8  $         336
Net realized gains (losses)                           4             (2)            (2)          (185)            40          2,609
Change in unrealized gains (losses)                 276            400            (28)           537             22         (1,278)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  257            382            (37)           342             70          1,667
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            249            252              -              2             72             72
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -             (1)             -              -              -              -
Contract maintenance charge                          (7)            (6)            (3)            (3)            (9)           (21)
Transfers among the sub-accounts
   and with the Fixed Account - net                   2              -             73           (713)            35       (107,705)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                       244            245             70           (714)            98       (107,654)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   501            627             33           (372)           168       (105,987)

NET ASSETS AT BEGINNING OF PERIOD                 1,425            798            549            921          1,696        107,683
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $       1,926  $       1,425  $         582  $         549  $       1,864  $       1,696
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        109             86             44            118            157         10,036
         Units issued                                18             24              6              -             10             22
         Units redeemed                               -             (1)             -            (74)            (1)        (9,901)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period               127            109             50             44            166            157
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 PIMCO Variable                PIMCO Variable
                                                 Insurance Trust               Insurance Trust            Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                               VT American
                                                  Money Market               PIMCO Total Return             Government Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (93) $         (91) $           3  $         512  $   1,850,247  $   1,033,374
Net realized gains (losses)                           -              -             18          1,915      1,031,952      5,458,788
Change in unrealized gains (losses)                   -              -             20           (769)    (2,056,524)    (6,487,056)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  (93)           (91)            41          1,658        825,675          5,106
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            288          2,238              -              -        478,318      2,360,846
Benefit payments                                      -              -              -              -     (1,232,852)    (2,353,805)
Payments on termination                            (295)             -              -              -     (6,731,768)   (16,262,525)
Contract maintenance charge                         (40)           (52)            (6)           (18)      (113,073)      (150,852)
Transfers among the sub-accounts
   and with the Fixed Account - net               3,940          4,940             40       (108,350)   (10,247,975)   (42,234,663)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                     3,893          7,126             34       (108,368)   (17,847,350)   (58,640,999)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                 3,800          7,035             75       (106,710)   (17,021,675)   (58,635,893)

NET ASSETS AT BEGINNING OF PERIOD                13,921          6,886          1,220        107,930     83,024,615    141,660,508
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $      17,721  $      13,921  $       1,295  $       1,220  $  66,002,940  $  83,024,615
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      1,402            688            110         10,070      6,916,063     11,733,079
         Units issued                               428          1,489              4             19        782,562      3,334,110
         Units redeemed                             (34)          (775)            (1)        (9,979)    (2,251,817)    (8,151,126)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             1,796          1,402            113            110      5,446,808      6,916,063
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             VT Capital Appreciation      VT Capital Opportunities         VT Discovery Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)         2004          2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (219,014) $    (190,333) $      75,590  $      (6,124) $    (260,812) $    (240,827)
Net realized gains (losses)                     170,031       (276,296)        65,241        444,947        341,209       (127,913)
Change in unrealized gains (losses)           2,028,414      3,350,749        280,417         92,808      1,003,236      4,930,452
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,979,431      2,884,120        421,248        531,631      1,083,633      4,561,712
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         65,047        237,615         12,298         29,959        228,581        414,832
Benefit payments                               (122,409)      (276,935)             -              -       (167,050)      (221,895)
Payments on termination                      (1,004,665)      (999,912)      (162,317)       (26,400)    (1,119,313)    (1,102,305)
Contract maintenance charge                     (31,018)       (28,962)        (5,436)          (840)       (50,718)       (51,245)
Transfers among the sub-accounts
   and with the Fixed Account - net             837,370      1,522,001      1,881,133        826,294       (614,280)       738,018
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (255,675)       453,807      1,725,678        829,013     (1,722,780)      (222,595)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,723,756      3,337,927      2,146,926      1,360,644       (639,147)     4,339,117

NET ASSETS AT BEGINNING OF PERIOD            15,652,558     12,314,631      1,360,644              -     19,925,067     15,585,950
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  17,376,314  $  15,652,558  $   3,507,570  $   1,360,644  $  19,285,920  $  19,925,067
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,142,408      2,074,730        105,298              -      4,414,466      4,496,968
         Units issued                           378,764        796,645        186,292        130,631        571,477      1,804,120
         Units redeemed                        (418,499)      (728,967)       (58,715)       (25,333)      (957,835)    (1,886,622)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         2,102,673      2,142,408        232,875        105,298      4,028,108      4,414,466
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                              VT The George
                                              VT Diversified Income           VT Equity Income            Putnam Fund of Boston
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   7,304,747  $   6,357,294  $    (202,706) $      (8,757) $   1,096,328  $   1,524,780
Net realized gains (losses)                     (43,652)       (97,158)       121,233       (303,183)     1,606,299       (429,878)
Change in unrealized gains (losses)            (539,586)     8,432,620      1,907,197        880,424     11,775,715     24,985,475
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            6,721,509     14,692,756      1,825,724        568,484     14,478,342     26,080,377
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        209,251      1,608,364        128,354        101,680     20,280,546     23,773,547
Benefit payments                             (1,820,250)    (1,869,622)       (88,434)             -     (3,280,992)    (2,950,256)
Payments on termination                      (7,797,771)    (7,507,148)    (1,020,089)      (201,919)   (16,354,483)   (14,350,158)
Contract maintenance charge                    (121,279)      (119,307)       (26,646)        (3,906)      (352,545)      (232,003)
Transfers among the sub-accounts
   and with the Fixed Account - net           2,344,957      7,126,025     11,122,632      8,995,867     13,849,346     21,728,678
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (7,185,092)      (761,688)    10,115,817      8,891,722     14,141,872     27,969,808
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (463,583)    13,931,068     11,941,541      9,460,206     28,620,214     54,050,185

NET ASSETS AT BEGINNING OF PERIOD            91,661,844     77,730,776      9,460,206              -    206,715,911    152,665,726
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  91,198,261  $  91,661,844  $  21,401,747  $   9,460,206  $ 235,336,125  $ 206,715,911
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  7,447,263      7,476,961        785,589              -     19,241,611     16,695,134
         Units issued                         1,086,027      1,974,285      1,091,218        853,370      4,810,446      6,537,514
         Units redeemed                      (1,655,311)    (2,003,983)      (265,922)       (67,781)    (3,726,033)    (3,991,037)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,877,979      7,447,263      1,610,885        785,589     20,326,024     19,241,611
                                          =============  =============  =============  =============  =============  =============

(ai) For the period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                       VT
                                             Global Asset Allocation          VT Global Equity            VT Growth and Income
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)         2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     361,671  $     372,766  $     394,338  $    (183,279) $   1,366,320  $   2,220,382
Net realized gains (losses)                     (81,771)       266,789     (5,784,042)    (8,969,067)       254,025    (12,369,635)
Change in unrealized gains (losses)           1,842,499      3,731,948     11,735,759     21,961,064     54,884,017    136,014,092
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,122,399      4,371,503      6,346,055     12,808,718     56,504,362    125,864,839
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,646,075      3,402,391        160,693        424,925     15,803,634     34,308,678
Benefit payments                               (401,791)      (604,871)      (930,638)      (751,239)    (9,788,007)    (9,932,876)
Payments on termination                      (1,505,254)    (1,347,189)    (4,523,231)    (3,505,920)   (45,902,263)   (39,159,156)
Contract maintenance charge                     (50,747)       (24,331)      (111,266)      (111,349)    (1,024,086)      (858,302)
Transfers among the sub-accounts
   and with the Fixed Account - net           4,068,127      2,765,438       (835,047)    (2,270,193)       716,551     24,656,118
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 4,756,410      4,191,438     (6,239,489)    (6,213,776)   (40,194,171)     9,014,462
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             6,878,809      8,562,941        106,566      6,594,942     16,310,191    134,879,301

NET ASSETS AT BEGINNING OF PERIOD            23,895,573     15,332,632     57,064,982     50,470,040    621,221,069    486,341,768
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  30,774,382  $  23,895,573  $  57,171,548  $  57,064,982  $ 637,531,260  $ 621,221,069
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,429,076      1,970,218      8,402,139      9,465,093     65,333,304     65,676,437
         Units issued                           881,113        923,972        498,126        583,390      7,598,773     18,424,339
         Units redeemed                        (467,760)      (465,114)    (1,377,125)    (1,646,344)   (12,364,658)   (18,767,472)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         2,842,429      2,429,076      7,523,140      8,402,139     60,567,419     65,333,304
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             VT Growth Opportunities         VT Health Sciences               VT High Yield
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (376,319) $    (361,744) $    (946,480) $    (616,037) $   6,603,850  $   5,748,910
Net realized gains (losses)                  (2,631,997)    (4,688,671)    (1,131,006)    (3,089,358)       274,911     (2,334,306)
Change in unrealized gains (losses)           2,995,010     10,127,361      6,199,921     15,387,907      1,330,785     12,487,665
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (13,306)     5,076,946      4,122,435     11,682,512      8,209,546     15,902,269
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        275,332        509,300      2,460,135      5,208,331     11,553,643     15,319,911
Benefit payments                               (401,412)      (313,929)      (808,149)    (1,274,146)    (1,972,870)      (947,270)
Payments on termination                      (1,858,100)    (1,603,896)    (5,401,543)    (5,406,642)   (10,929,936)    (8,231,006)
Contract maintenance charge                     (61,605)       (67,054)      (185,852)      (172,640)      (171,908)      (115,497)
Transfers among the sub-accounts
   and with the Fixed Account - net              28,252       (156,337)    (2,241,895)    (2,525,284)    (6,696,425)    23,619,587
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,017,533)    (1,631,916)    (6,177,304)    (4,170,381)    (8,217,496)    29,645,725
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (2,030,839)     3,445,030     (2,054,869)     7,512,131         (7,950)    45,547,994

NET ASSETS AT BEGINNING OF PERIOD            28,238,487     24,793,457     81,155,476     73,643,345    100,371,328     54,823,334
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  26,207,648  $  28,238,487  $  79,100,607  $  81,155,476  $ 100,363,378  $ 100,371,328
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  6,714,327      7,152,418      7,855,738      8,375,150      8,620,367      6,086,178
         Units issued                         1,090,346      2,569,447        948,073      1,383,768      3,134,935      6,976,722
         Units redeemed                      (1,591,029)    (3,007,538)    (1,577,097)    (1,903,180)    (3,965,734)    (4,442,533)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,213,644      6,714,327      7,226,714      7,855,738      7,789,568      8,620,367
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                     VT                     VT International
                                                    VT Income               International Equity            Growth and Income
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   5,251,003  $   5,983,377  $     (28,509) $  (1,130,711) $     (43,717) $      49,861
Net realized gains (losses)                     485,147        918,775     (1,468,629)    (8,130,361)       162,863     (1,711,801)
Change in unrealized gains (losses)             (23,291)    (1,198,159)    32,952,687     56,570,417      7,735,708     11,893,404
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            5,712,859      5,703,993     31,455,549     47,309,345      7,854,854     10,231,464
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     14,774,931     26,759,536      9,970,017     18,310,234        126,346        442,922
Benefit payments                             (3,696,533)    (3,240,567)    (2,801,867)    (2,569,651)      (611,514)      (742,963)
Payments on termination                     (15,407,278)   (17,124,401)   (15,625,925)   (10,777,966)    (2,992,504)    (1,985,964)
Contract maintenance charge                    (365,012)      (271,403)      (407,774)      (295,539)       (82,789)       (62,605)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,902,951      7,615,668      4,670,309      2,520,739      8,769,366        577,096
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,790,941)    13,738,833     (4,195,240)     7,187,817      5,208,905     (1,771,514)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             2,921,918     19,442,826     27,260,309     54,497,162     13,063,759      8,459,950

NET ASSETS AT BEGINNING OF PERIOD           198,574,044    179,131,218    220,202,357    165,705,195     38,739,393     30,279,443
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 201,495,962  $ 198,574,044  $ 247,462,666  $ 220,202,357  $  51,803,152  $  38,739,393
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 16,918,492     15,330,936     24,057,658     23,689,221      3,946,447      4,192,609
         Units issued                         4,457,173      7,679,765      5,150,590     19,068,284      1,351,241        704,706
         Units redeemed                      (4,484,418)    (6,092,209)    (5,917,408)   (18,699,846)      (870,923)      (950,868)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        16,891,247     16,918,492     23,290,840     24,057,659      4,426,765      3,946,447
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                VT International
                                                New Opportunities               VT Investors                VT Mid Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)         2004        2003 (ai)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (101,806) $    (252,760) $  (1,496,761) $  (1,464,628) $     (70,330) $      (3,012)
Net realized gains (losses)                    (753,450)    (1,558,993)    (8,407,225)   (16,638,196)        70,057        (16,811)
Change in unrealized gains (losses)           3,985,343      9,033,116     27,915,870     54,736,882        882,514        251,099
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,130,087      7,221,363     18,011,884     36,634,058        882,241        231,276
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        389,132        393,995      1,865,995      6,574,432         53,283         72,571
Benefit payments                               (234,816)      (320,489)    (2,989,554)    (2,717,218)        (3,619)             -
Payments on termination                      (1,939,966)    (1,374,382)   (11,835,721)   (11,873,987)      (438,737)      (119,394)
Contract maintenance charge                     (76,743)       (79,106)      (335,255)      (316,668)        (9,602)        (1,559)
Transfers among the sub-accounts
   and with the Fixed Account - net             269,266     (1,403,364)    (3,759,231)    (5,052,680)     5,119,975      2,482,764
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (1,593,127)    (2,783,346)   (17,053,766)   (13,386,121)     4,721,300      2,434,382
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,536,960      4,438,017        958,118     23,247,937      5,603,541      2,665,658

NET ASSETS AT BEGINNING OF PERIOD            27,875,145     23,437,128    176,160,152    152,912,215      2,665,658              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  29,412,105  $  27,875,145  $ 177,118,270  $ 176,160,152  $   8,269,199  $   2,665,658
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  3,722,653      4,098,360     25,682,566     28,542,745        208,350              -
         Units issued                           456,758      1,804,495      1,525,429      2,945,957        476,283        244,801
         Units redeemed                        (646,231)    (2,180,202)    (4,143,534)    (5,806,136)      (117,121)       (36,451)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         3,533,180      3,722,653     23,064,461     25,682,566        567,512        208,350
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 VT Money Market            VT New Opportunities              VT New Value
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (666,937) $    (944,586) $  (1,765,617) $  (1,580,600) $    (708,402) $    (159,774)
Net realized gains (losses)                           -              -    (17,179,017)   (21,921,834)     2,113,380     (1,326,020)
Change in unrealized gains (losses)                   -              -     29,154,230     54,471,158     15,522,603     26,798,234
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                             (666,937)      (944,586)    10,209,596     30,968,724     16,927,581     25,312,440
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     21,953,300     52,885,030      2,654,430      8,552,900      7,852,394      9,512,247
Benefit payments                            (10,341,515)    (4,756,295)    (1,671,249)    (1,317,674)    (1,449,777)      (893,894)
Payments on termination                     (25,829,942)   (69,523,637)    (8,747,049)    (7,518,098)    (9,248,990)    (6,040,829)
Contract maintenance charge                    (154,437)      (136,356)      (318,362)      (289,948)      (256,085)      (168,103)
Transfers among the sub-accounts
   and with the Fixed Account - net           7,986,565     (3,185,344)    (5,786,283)    (2,301,990)    14,858,899      7,689,048
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (6,386,029)   (24,716,602)   (13,868,513)    (2,874,810)    11,756,441     10,098,469
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (7,052,966)   (25,661,188)    (3,658,917)    28,093,914     28,684,022     35,410,909

NET ASSETS AT BEGINNING OF PERIOD            84,932,362    110,593,550    132,129,575    104,035,661    115,022,414     79,611,505
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  77,879,396  $  84,932,362  $ 128,470,658  $ 132,129,575  $ 143,706,436  $ 115,022,414
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  8,105,737     10,197,873     20,300,740     21,510,981      9,235,243      8,497,521
         Units issued                        14,737,409     23,516,138      1,722,583      3,659,495      2,579,354      3,617,878
         Units redeemed                     (15,207,683)   (25,608,274)    (4,108,633)    (4,869,736)    (1,802,495)    (2,880,156)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         7,635,463      8,105,737     17,914,690     20,300,740     10,012,102      9,235,243
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    VT OTC &
                                                 Emerging Growth                 VT Research               VT Small Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (450,364) $    (432,530) $  (1,435,566) $  (1,008,880) $  (1,750,581) $  (1,336,800)
Net realized gains (losses)                  (5,327,081)   (13,033,243)    (2,115,577)    (4,509,141)     8,938,557      2,154,181
Change in unrealized gains (losses)           7,963,050     22,770,980      9,564,992     26,328,933     27,816,113     48,925,183
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            2,185,605      9,305,207      6,013,849     20,810,912     35,004,089     49,742,564
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        247,987        594,255      3,580,721      6,543,486      1,259,916      4,895,289
Benefit payments                               (409,789)      (628,274)    (1,461,656)    (1,291,630)    (1,422,470)    (1,669,240)
Payments on termination                      (2,234,153)    (2,025,857)    (7,265,572)    (6,372,445)   (12,313,303)    (9,074,862)
Contract maintenance charge                     (95,349)       (94,246)      (211,373)      (192,553)      (224,828)      (190,205)
Transfers among the sub-accounts
   and with the Fixed Account - net              23,002       (917,379)    (4,287,172)      (565,769)     2,013,637      8,723,129
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,468,302)    (3,071,501)    (9,645,052)    (1,878,911)   (10,687,048)     2,684,111
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (282,697)     6,233,706     (3,631,203)    18,932,001     24,317,041     52,426,675

NET ASSETS AT BEGINNING OF PERIOD            34,595,330     28,361,624    108,191,049     89,259,048    152,270,964     99,844,289
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  34,312,633  $  34,595,330  $ 104,559,846  $ 108,191,049  $ 176,588,005  $ 152,270,964
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  9,069,827      9,824,439     12,609,794     13,154,524     10,164,477      9,542,090
         Units issued                         1,380,639      3,078,664      1,514,408      2,148,365      2,228,429     14,827,997
         Units redeemed                      (1,914,018)    (3,833,276)    (2,726,926)    (2,693,096)    (2,866,974)   (14,205,611)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,536,448      9,069,827     11,397,276     12,609,793      9,525,932     10,164,476
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  VT Utilities
                                                Growth and Income                 VT Vista                     VT Voyager
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     338,989  $     815,315  $  (1,248,547) $    (981,878) $  (4,508,175) $  (3,488,464)
Net realized gains (losses)                  (1,521,911)    (2,979,694)    (4,828,528)    (8,433,639)   (27,425,827)   (30,482,840)
Change in unrealized gains (losses)           9,273,013      9,649,335     20,237,022     28,893,477     44,602,190    103,395,606
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            8,090,091      7,484,956     14,159,947     19,477,960     12,668,188     69,424,302
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,142,740      2,386,448      2,660,800      7,377,448     16,329,463     39,312,169
Benefit payments                             (1,019,382)      (671,517)    (1,302,729)    (1,479,554)    (5,261,585)    (4,629,661)
Payments on termination                      (2,849,055)    (2,510,508)    (5,541,510)    (4,742,150)   (27,939,482)   (22,544,959)
Contract maintenance charge                     (64,286)       (51,266)      (208,734)      (153,785)      (804,094)      (612,207)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,470,940         75,171      2,604,344      5,470,001     (1,735,953)    19,692,527
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (319,043)      (771,672)    (1,787,829)     6,471,960    (19,411,651)    31,217,869
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             7,771,048      6,713,284     12,372,118     25,949,920     (6,743,463)   100,642,171

NET ASSETS AT BEGINNING OF PERIOD            40,109,492     33,396,208     85,717,895     59,767,975    392,808,399    292,166,228
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  47,880,540  $  40,109,492  $  98,090,013  $  85,717,895  $ 386,064,936  $ 392,808,399
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  4,725,956      5,010,890     11,475,072     10,931,240     51,673,651     49,651,825
         Units issued                           961,066        689,281      1,780,799      3,038,847      8,783,212     17,967,562
         Units redeemed                      (1,115,369)      (974,214)    (2,237,913)    (2,495,015)   (12,600,187)   (15,945,736)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         4,571,653      4,725,957     11,017,958     11,475,072     47,856,676     51,673,651
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Salomon                       Salomon
                                                                              Brothers Variable             Brothers Variable
                                              Rydex Variable Trust            Series Funds Inc.             Series Funds Inc.
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Rydex OTC                    All Cap (r)                    Investors
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003       2004 (a) (o)     2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $           -  $         (57) $         (59) $          36  $           -
Net realized gains (losses)                          (1)            (1)             9             (7)             1              -
Change in unrealized gains (losses)                   5             16            439          1,629            630              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                    4             15            391          1,563            667              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -             72             72             56              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -              -              -
Contract maintenance charge                           -              -             (6)            (6)            (5)             -
Transfers among the sub-accounts
   and with the Fixed Account - net                   -              1              3            (28)         7,093              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                         -              1             69             38          7,144              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     4             16            460          1,601          7,811              -

NET ASSETS AT BEGINNING OF PERIOD                    51             35          5,799          4,198              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $          55  $          51  $       6,259  $       5,799  $       7,811  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          4              4            515            511              -              -
         Units issued                                 -              -              7              8            716              -
         Units redeemed                               -              -             (1)            (4)            (2)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 4              4            521            515            714              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           STI Classic Variable Trust    STI Classic Variable Trust    STI Classic Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            STI Capital Appreciation         STI Growth & Income        STI International Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (al)         2004        2003 (al)         2004        2003 (al)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      (7,015) $        (923) $      (3,314) $          19  $         112  $           -
Net realized gains (losses)                       2,828             19          3,098             73            100              -
Change in unrealized gains (losses)              28,971         13,603         87,472          8,731          3,780             28
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               24,784         12,699         87,256          8,823          3,992             28
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        244,777        144,017        629,231         46,223         19,365              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                         (29,846)           (91)       (21,114)          (640)          (564)          (104)
Contract maintenance charge                      (1,313)             -           (706)             -             (3)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             109,154         97,141         94,244         62,253         12,816          1,067
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   322,772        241,067        701,655        107,836         31,614            963
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               347,556        253,766        788,911        116,659         35,606            991

NET ASSETS AT BEGINNING OF PERIOD               253,766              -        116,659              -            991              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $     601,322  $     253,766  $     905,570  $     116,659  $      36,597  $         991
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     23,675              -         10,281              -             81              -
         Units issued                            35,107         24,951         65,691         10,623          2,722             87
         Units redeemed                          (5,347)        (1,276)        (4,949)          (342)          (257)            (6)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            53,435         23,675         71,023         10,281          2,546             81
                                          =============  =============  =============  =============  =============  =============

(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           STI Classic Variable Trust    STI Classic Variable Trust    STI Classic Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            STI Investment Grade Bond        STI Mid-Cap Equity        STI Small Cap Value Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (al)         2004        2003 (al)         2004        2003 (al)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      10,423  $         410  $      (2,859) $          97  $      (4,546) $        (152)
Net realized gains (losses)                        (642)             8          2,156            351         11,279            243
Change in unrealized gains (losses)              11,073            227         50,669          8,098         80,848          8,969
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               20,854            645         49,966          8,546         87,581          9,060
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        653,329         73,153        182,015         79,693        408,294         40,929
Benefit payments                                      -              -              -              -        (97,474)             -
Payments on termination                         (33,643)          (480)        (7,036)             -        (11,841)          (659)
Contract maintenance charge                        (815)             -           (660)             -           (614)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             312,701         43,124         87,827         43,108         77,389         35,510
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   931,572        115,797        262,146        122,801        375,754         75,780
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               952,426        116,442        312,112        131,347        463,335         84,840

NET ASSETS AT BEGINNING OF PERIOD               116,442              -        131,347              -         84,840              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   1,068,868  $     116,442  $     443,459  $     131,347  $     548,175  $      84,840
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     11,633              -         11,494              -          6,943              -
         Units issued                            99,937         11,684         24,317         11,536         40,811          7,596
         Units redeemed                          (7,336)           (51)        (2,009)           (42)       (11,050)          (653)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           104,234         11,633         33,802         11,494         36,704          6,943
                                          =============  =============  =============  =============  =============  =============

(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                          The Universal                     The Universal
                                   STI Classic Variable Trust       Institutional Funds, Inc.         Institutional Funds, Inc.
                                           Sub-Account                     Sub-Account                       Sub-Account
                                  ----------------------------  --------------------------------  --------------------------------
                                                                           Van Kampen                        Van Kampen
                                     STI Value Income Stock      UIF Emerging Markets Equity (s)       UIF Equity Growth (t)
                                  ----------------------------  --------------------------------  --------------------------------
                                       2004        2003 (al)         2004               2003       2004 (h) (j) (m)   2003
                                  -------------  -------------  -------------      -------------  -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)      $         265  $          41  $    (350,390)     $    (402,274) $        (874,916) $    (784,575)
Net realized gains (losses)               1,889             52      1,884,829          1,968,347         (3,406,840)    (7,570,044)
Change in unrealized gains
   (losses)                              63,136          3,421      5,688,081          9,951,847          8,134,798     18,904,775
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in net
   assets from operations                65,290          3,514      7,222,520         11,517,920          3,853,042     10,550,156
                                  -------------  -------------  -------------      -------------  -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                531,390         32,697        413,262          1,465,997            656,157      1,332,912
Benefit payments                              -              -       (456,473)          (234,929)        (1,049,469)    (1,131,646)
Payments on termination                 (38,296)          (640)    (4,559,055)        (1,336,257)        (6,933,278)    (4,152,530)
Contract maintenance charge                (150)             -        (17,422)           (13,979)           (62,969)       (30,459)
Transfers among the sub-accounts
   and with the Fixed
   Account - net                         72,932          2,973      6,893,459            546,435         16,809,762      2,166,207
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in net assets
   from contract transactions           565,876         35,030      2,273,771            427,267          9,420,203     (1,815,516)
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in amounts
   retained in Allstate Financial
   Advisors Separate Account I
   (see note 1)                               -              -              -                  -                  -              -
                                  -------------  -------------  -------------      -------------  -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS       631,166         38,544      9,496,291         11,945,187         13,273,245      8,734,640

NET ASSETS AT BEGINNING OF PERIOD        38,544              -     33,517,013         21,571,826         56,334,263     47,599,623
                                  -------------  -------------  -------------      -------------  -----------------  -------------

NET ASSETS AT END OF PERIOD       $     669,710  $      38,544  $  43,013,304      $  33,517,013  $      69,607,508  $  56,334,263
                                  =============  =============  =============      =============  =================  =============

UNITS OUTSTANDING
   Units outstanding at beginning
      of period                           3,427              -      3,701,529          3,527,641          7,318,516      7,462,039
         Units issued                    53,968          3,488      3,487,712         40,625,662          4,801,364      2,795,881
         Units redeemed                  (4,883)           (61)    (3,269,578)       (40,451,774)        (3,892,540)    (2,939,404)
                                  -------------  -------------  -------------      -------------  -----------------  -------------
   Units outstanding at end of
      period                             52,512          3,427      3,919,663          3,701,529          8,227,340      7,318,516
                                  =============  =============  =============      =============  =================  =============

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                 The Universal                 The Universal
                                            Institutional Funds, Inc.     Institutional Funds, Inc.     Institutional Funds, Inc.
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                         -----------------------------  ----------------------------  ----------------------------
                                                                               Van Kampen UIF                  Van Kampen
                                         Van Kampen UIF High Yield (u)    International Magnum (v)       UIF Mid Cap Growth (w)
                                         -----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                         --------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $       15,340  $      (3,796) $     378,632  $    (338,048) $    (521,731) $    (271,789)
Net realized gains (losses)                         825            322        972,311      1,670,580      2,140,327        901,032
Change in unrealized gains (losses)               9,406         53,246      3,220,965      6,293,183      4,139,567      4,776,780
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               25,571         49,772      4,571,908      7,625,715      5,758,163      5,406,023
                                         --------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             48          1,698        574,612      1,106,327        652,683      2,615,947
Benefit payments                                      -              -       (367,373)      (278,424)      (276,555)       (45,772)
Payments on termination                            (736)             -     (3,398,771)    (1,805,815)    (3,562,134)    (1,107,052)
Contract maintenance charge                         (42)           (29)       (12,834)       (10,898)       (10,287)        (4,580)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (30)       163,418      4,132,182      2,804,101      7,844,144     12,703,433
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (760)       165,087        927,816      1,815,291      4,647,851     14,161,976
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                         --------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                24,811        214,859      5,499,724      9,441,006     10,406,014     19,567,999

NET ASSETS AT BEGINNING OF PERIOD               326,201        111,342     28,528,771     19,087,765     26,112,011      6,544,012
                                         --------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD              $      351,012  $     326,201  $  34,028,495  $  28,528,771  $  36,518,025  $  26,112,011
                                         ==============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     27,527         11,634      3,575,949      2,992,918      2,559,007        894,727
         Units issued                                 4         16,003      3,424,110     37,116,116      3,495,220      9,473,810
         Units redeemed                             (65)          (110)    (3,294,639)   (36,533,085)    (3,061,880)    (7,809,530)
                                         --------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            27,466         27,527      3,705,420      3,575,949      2,992,347      2,559,007
                                         ==============  =============  =============  =============  =============  =============

(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                 The Universal          The Universal Institutional
                                            Institutional Funds, Inc.     Institutional Funds, Inc.      Funds, Inc. (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  -----------------------------
                                                   Van Kampen                    Van Kampen             UIF Active International
                                           UIF U.S. Mid Cap Value (x)     UIF U.S. Real Estate (y)        Allocation (Class II)
                                          ----------------------------  ----------------------------  -----------------------------
                                           2004 (k) (n)       2003           2004           2003        2004 (am)    2003 (aj) (am)
                                          -------------  -------------  -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (2,059,969) $  (1,486,913) $       5,266  $    (840,864) $           -  $       41,256
Net realized gains (losses)                   3,541,764        255,782      5,538,984      2,664,302              -         246,620
Change in unrealized gains (losses)          14,470,250     31,834,886     13,572,756     14,372,353              -             395
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from operations                           15,952,045     30,603,755     19,117,006     16,195,791              -         288,271
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,353,374      3,508,748        525,304      2,321,398              -       2,380,077
Benefit payments                             (1,372,153)      (955,420)    (1,308,439)    (1,005,978)             -          (5,819)
Payments on termination                      (9,872,117)    (5,873,680)    (6,908,907)    (4,534,066)             -         (20,976)
Contract maintenance charge                     (83,481)       (34,986)       (24,071)       (22,313)             -               -
Transfers among the sub-accounts
   and with the Fixed Account - net          20,790,381     11,216,606        106,629      4,633,158              -      (2,656,547)
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from contract transactions                10,816,004      7,861,268     (7,609,484)     1,392,199              -        (303,265)
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS            26,768,049     38,465,023     11,507,522     17,587,990              -         (14,994)

NET ASSETS AT BEGINNING OF PERIOD           113,886,269     75,421,246     61,625,979     44,037,989              -          14,994
                                          -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD               $ 140,654,318  $ 113,886,269  $  73,133,501  $  61,625,979  $           -  $            -
                                          =============  =============  =============  =============  =============  ==============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,859,055     10,940,690      3,882,176      3,777,522              -           1,462
         Units issued                         6,697,365     17,593,565      1,405,116     11,332,008              -         855,383
         Units redeemed                      (5,636,590)   (16,675,200)    (1,849,491)   (11,227,354)             -        (856,845)
                                          -------------  -------------  -------------  -------------  -------------  --------------
   Units outstanding at end of period        12,919,830     11,859,055      3,437,801      3,882,176              -               -
                                          =============  =============  =============  =============  =============  ==============

(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(am) For the period beginning January 1, 2003 and ended October 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional   The Universal Institutional     The Universal Institutional
                                            Funds, Inc. (Class II)        Funds, Inc. (Class II)          Funds, Inc. (Class II)
                                                  Sub-Account                   Sub-Account                     Sub-Account
                                         ----------------------------  ------------------------------  ----------------------------
                                            Van Kampen UIF Emerging       Van Kampen UIF Emerging        Van Kampen UIF Equity and
                                          Markets Debt (Class II) (z)  Markets Equity (Class II) (aa)      Income (Class II) (ab)
                                         ----------------------------  ------------------------------  ----------------------------
                                           2004 (aj)      2003 (aj)         2004          2003 (ai)         2004        2003 (ai)
                                         -------------  -------------  -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $     591,631  $     (22,599) $     (64,825)   $     (17,876) $    (204,554) $      (5,510)
Net realized gains (losses)                    373,058          6,543        135,766           24,263        113,522         23,823
Change in unrealized gains (losses)            343,544        246,926      1,262,961          533,279      1,713,143        457,181
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           1,308,233        230,870      1,333,902          539,666      1,622,111        475,494
                                         -------------  -------------  -------------    -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     8,568,960      3,175,109      2,272,658        2,608,320     10,850,041      4,688,295
Benefit payments                              (272,638)        (2,276)      (216,678)               -       (146,949)       (50,452)
Payments on termination                       (289,698)       (34,851)       (94,415)          (7,043)      (297,497)       (35,134)
Contract maintenance charge                    (21,546)             -        (24,065)               -        (26,289)             -
Transfers among the sub-accounts
   and with the Fixed Account - net          3,581,292        926,914      1,153,358          901,767      4,800,440      1,415,996
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               11,566,370      4,064,896      3,090,858        3,503,044     15,179,746      6,018,705
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                   -              -              -                -              -              -
                                         -------------  -------------  -------------    -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           12,874,603      4,295,766      4,424,760        4,042,710     16,801,857      6,494,199

NET ASSETS AT BEGINNING OF PERIOD            4,296,129            363      4,042,710                -      6,494,199              -
                                         -------------  -------------  -------------    -------------  -------------  -------------

NET ASSETS AT END OF PERIOD              $  17,170,732  $   4,296,129  $   8,467,470    $   4,042,710  $  23,296,056  $   6,494,199
                                         =============  =============  =============    =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   347,124             33        272,082                -        560,619              -
         Units issued                        1,103,922        407,679        319,568          301,317      1,648,550        592,278
         Units redeemed                       (203,049)       (60,588)      (120,343)         (29,235)      (274,415)       (31,659)
                                         -------------  -------------  -------------    -------------  -------------  -------------
   Units outstanding at end of period        1,247,997        347,124        471,307          272,082      1,934,754        560,619
                                         =============  =============  =============    =============  =============  =============

(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional   The Universal Institutional   The Universal Institutional
                                            Funds, Inc. (Class II)        Funds, Inc. (Class II)        Funds, Inc. (Class II)
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                        -----------------------------  ----------------------------  ------------------------------
                                                Van Kampen UIF             Van Kampen UIF Global            Van Kampen UIF
                                        Equity Growth (Class II) (ac)    Franchise (Class II) (ad)   Mid Cap Growth (Class II) (ae)
                                        -----------------------------  ----------------------------  ------------------------------
                                             2004         2003 (ai)         2004        2003 (ai)         2004          2003 (ai)
                                        --------------  -------------  -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $     (180,848) $     (35,657) $    (314,943) $     (36,149) $    (275,913)   $     (54,109)
Net realized gains (losses)                     78,446         20,807        323,134         36,308        211,361           41,197
Change in unrealized gains (losses)          1,054,781        464,623      2,571,237        832,831      2,991,681          886,964
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in net assets
   from operations                             952,379        449,773      2,579,428        832,990      2,927,129          874,052
                                        --------------  -------------  -------------  -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     5,585,912      5,193,665     14,305,281      6,558,012      4,945,661        7,322,535
Benefit payments                               (36,238)             -       (177,027)             -       (143,790)               -
Payments on termination                       (417,914)       (39,123)      (415,145)       (27,410)      (627,560)         (47,931)
Contract maintenance charge                    (40,290)             -        (62,573)             -        (67,066)               -
Transfers among the sub-accounts
   and with the Fixed Account - net          3,593,679      1,425,874      7,057,395      1,893,480      3,722,983        2,113,266
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in net assets
   from contract transactions                8,685,149      6,580,416     20,707,931      8,424,082      7,830,228        9,387,870
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                   -              -              -              -              -                -
                                        --------------  -------------  -------------  -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS            9,637,528      7,030,189     23,287,359      9,257,072     10,757,357       10,261,922

NET ASSETS AT BEGINNING OF PERIOD            7,030,189              -      9,257,072              -     10,261,922                -
                                        --------------  -------------  -------------  -------------  -------------    -------------

NET ASSETS AT END OF PERIOD             $   16,667,717  $   7,030,189  $  32,544,431  $   9,257,072  $  21,019,279    $  10,261,922
                                        ==============  =============  =============  =============  =============    =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   601,959              -        758,267              -        785,250                -
         Units issued                        1,202,015        673,037      2,083,823        822,730        897,094          891,430
         Units redeemed                       (393,258)       (71,078)      (359,954)       (64,463)      (334,011)        (106,180)
                                        --------------  -------------  -------------  -------------  -------------    -------------
   Units outstanding at end of period        1,410,716        601,959      2,482,136        758,267      1,348,333          785,250
                                        ==============  =============  =============  =============  =============    =============

(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           The Universal Institutional    The Universal Institutional   The Universal Institutional
                                             Funds, Inc. (Class II)         Funds, Inc. (Class II)        Funds, Inc. (Class II)
                                                   Sub-Account                    Sub-Account                   Sub-Account
                                          -----------------------------  ----------------------------  ----------------------------
                                           Van Kampen UIF Small Company   Van Kampen UIF U.S. Mid Cap       Van Kampen UIF U.S.
                                              Growth (Class II) (af)         Value (Class II) (ag)      Real Estate (Class II) (ah)
                                          -----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)    2003 (ai) (aj)       2004        2003 (ai)      2004 (aj)      2003 (aj)
                                          -------------  --------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (340,619) $      (64,322) $    (492,201) $     (89,384) $      (5,425) $    (108,078)
Net realized gains (losses)                     918,626         250,094        228,843         22,693      1,695,810         59,517
Change in unrealized gains (losses)           2,661,835         924,840      4,292,206      1,830,100     11,930,936      2,055,645
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,239,842       1,110,612      4,028,848      1,763,409     13,621,321      2,007,084
                                          -------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,528,015       9,651,571     11,541,256     12,547,868     24,103,972     11,376,498
Benefit payments                               (300,372)         (5,167)      (277,808)        (5,063)      (171,654)       (20,033)
Payments on termination                        (481,031)        (44,443)      (743,368)       (78,597)    (1,253,406)       (84,916)
Contract maintenance charge                     (81,072)            (10)      (106,999)             -       (100,449)        (1,879)
Transfers among the sub-accounts
   and with the Fixed Account - net           2,950,695       3,349,539      6,469,009      3,896,590      7,968,709      5,122,638
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 6,616,235      12,951,490     16,882,090     16,360,798     30,547,172     16,392,308
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -               -               -              -              -              -
                                          -------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             9,856,077      14,062,102     20,910,938     18,124,207     44,168,493     18,399,392

NET ASSETS AT BEGINNING OF PERIOD            14,062,102               -     18,124,207              -     18,566,574        167,182
                                          -------------  --------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  23,918,179  $   14,062,102  $  39,035,145  $  18,124,207  $  62,735,067  $  18,566,574
                                          =============  ==============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,035,680               -      1,356,453              -      1,366,099         15,619
         Units issued                           763,300       1,082,052      1,802,261      1,430,131      2,805,360      1,474,721
         Units redeemed                        (291,857)        (46,373)      (449,622)       (73,678)      (754,558)      (124,241)
                                          -------------  --------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,507,123       1,035,679      2,709,092      1,356,453      3,416,901      1,366,099
                                          =============  ==============  =============  =============  =============  =============

(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Van Kampen Life               Van Kampen Life               Van Kampen Life
                                                Investment Trust              Investment Trust              Investment Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  LIT Comstock               LIT Emerging Growth             LIT Government
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (464,843) $    (257,752) $  (1,331,424) $  (1,380,987) $      55,756  $      48,690
Net realized gains (losses)                   3,030,954      1,372,946     (8,696,070)   (16,779,056)        (3,903)        (2,588)
Change in unrealized gains (losses)          10,636,028     10,051,964     14,002,196     38,351,461         (3,290)       (45,330)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           13,202,139     11,167,158      3,974,702     20,191,418         48,563            772
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,941,182      3,281,608        444,949      1,233,393         64,870         84,706
Benefit payments                             (1,601,678)      (112,608)    (1,198,462)    (1,295,881)        (1,504)             -
Payments on termination                     (11,944,457)    (3,764,646)   (10,440,981)    (7,500,061)      (109,603)       (81,596)
Contract maintenance charge                     (38,420)       (19,723)       (68,696)       (80,227)        (1,086)        (1,309)
Transfers among the sub-accounts
   and with the Fixed Account - net          41,973,620     29,256,770     (6,676,833)    (2,643,741)       504,680        192,894
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                30,330,247     28,641,401    (17,940,023)   (10,286,517)       457,357        194,695
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            43,532,386     39,808,559    (13,965,321)     9,904,901        505,920        195,467

NET ASSETS AT BEGINNING OF PERIOD            62,969,023     23,160,464     95,881,127     85,976,226      1,491,153      1,295,686
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 106,501,409  $  62,969,023  $  81,915,806  $  95,881,127  $   1,997,073  $   1,491,153
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  5,975,887      2,807,188     11,682,750     12,789,050        139,568        121,786
         Units issued                         7,781,072      9,605,936      5,504,291     10,268,355         64,958         82,749
         Units redeemed                      (5,021,342)    (6,437,237)    (7,572,571)   (11,374,655)       (22,726)       (64,967)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,735,617      5,975,887      9,614,470     11,682,750        181,800        139,568
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Van Kampen                    Van Kampen
                                                 Van Kampen Life               Life Investment               Life Investment
                                                Investment Trust              Trust (Class II)              Trust (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                               LIT Aggressive
                                                LIT Money Market              Growth (Class II)          LIT Comstock (Class II)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003       2004 (e) (l)    2003 (ai)         2004          2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (16,345) $     (26,151) $    (245,979) $     (16,171) $  (1,951,674) $    (909,553)
Net realized gains (losses)                           -              -         71,071          2,875      3,155,244        527,332
Change in unrealized gains (losses)                   -              -      2,320,351        232,685     27,176,662     22,205,550
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (16,345)       (26,151)     2,145,443        219,389     28,380,232     21,823,329
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        228,366        424,407      1,949,664      2,640,616     39,031,601     43,824,914
Benefit payments                                (21,103)             -       (146,686)             -     (2,200,044)      (793,736)
Payments on termination                        (734,182)      (889,453)      (579,802)        (8,520)    (7,455,119)    (2,467,782)
Contract maintenance charge                     (12,021)        (9,944)       (46,940)             -       (315,950)       (14,804)
Transfers among the sub-accounts
   and with the Fixed Account - net              46,935       (709,123)    14,134,722        835,275     41,439,920     36,259,338
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (492,005)    (1,184,113)    15,310,958      3,467,371     70,500,408     76,807,930
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (508,350)    (1,210,264)    17,456,401      3,686,760     98,880,640     98,631,259

NET ASSETS AT BEGINNING OF PERIOD             2,988,509      4,198,773      3,686,760              -    137,393,163     38,761,904
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,480,159  $   2,988,509  $  21,143,161  $   3,686,760  $ 236,273,803  $ 137,393,163
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    277,539        387,151        287,541              -     12,465,747      4,820,965
         Units issued                           210,417        271,807      2,524,606        296,142      9,271,887      9,858,734
         Units redeemed                        (256,493)      (381,419)    (1,038,315)        (8,601)    (3,433,384)    (2,213,952)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           231,463        277,539      1,773,832        287,541     18,304,250     12,465,747
                                          =============  =============  =============  =============  =============  =============

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Van Kampen                    Van Kampen                    Van Kampen
                                                 Life Investment               Life Investment               Life Investment
                                                Trust (Class II)              Trust (Class II)              Trust (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  LIT Emerging                 LIT Growth and                      LIT
                                                Growth (Class II)             Income (Class II)          Money Market (Class II)
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)         2003           2004        2003 (an)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (1,023,718) $    (642,002) $    (912,739) $    (276,999) $     (70,149) $           -
Net realized gains (losses)                     (33,914)      (635,487)     1,266,583        118,201              -              -
Change in unrealized gains (losses)           3,964,321      9,148,073     10,872,735      5,960,473              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,906,689      7,870,584     11,226,579      5,801,675        (70,149)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      8,290,755     16,084,026     32,748,763     36,135,500     14,925,855              -
Benefit payments                               (555,197)      (242,690)    (1,306,982)       (31,939)      (719,201)             -
Payments on termination                      (2,395,157)    (1,176,783)    (2,444,884)      (223,560)      (364,120)             -
Contract maintenance charge                    (105,107)       (13,084)      (271,428)        (1,969)        (1,160)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           1,426,109      7,357,130     12,104,751     14,336,892      3,878,613              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 6,661,403     22,008,599     40,830,220     50,214,924     17,719,987              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             9,568,092     29,879,183     52,056,799     56,016,599     17,649,838              -

NET ASSETS AT BEGINNING OF PERIOD            54,406,152     24,526,969     56,397,663        381,064              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  63,974,244  $  54,406,152  $ 108,454,462  $  56,397,663  $  17,649,838  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  6,796,226      4,529,556      4,387,313         35,837              -              -
         Units issued                         1,795,187      3,437,688      4,954,943      4,690,124      2,741,008              -
         Units redeemed                      (1,457,458)    (1,171,018)    (1,815,690)      (338,648)      (957,220)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         7,133,955      6,796,226      7,526,566      4,387,313      1,783,788              -
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(an) For the period beginning December 31, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     In August 2004, the boards of directors of Allstate Life and Glenbrook Life and Annuity Company ("Glenbrook Life") approved the merger of Glenbrook Life into Allstate Life, which was effective January 1, 2005. In conjunction with the merger, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A merged with the Account. See Note 7 for further information.

     Allstate Life sells the following variable annuity contracts, collectively the Contracts, through the Account:

          SelectDirections                     Putnam Allstate Advisor
          Preferred Client Variable Annuity    Putnam Allstate Advisor Apex
          Allstate Advisor                     Putnam Allstate Advisor Plus
          Allstate Advisor Plus                Putnam Allstate Advisor Preferred
          Allstate Advisor Preferred

     The deposits are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Basic Value                                  (CONTINUED)
        AIM V.I. Capital Appreciation                            VIP Investment Grade Bond
        AIM V.I. Core Equity                                     VIP Overseas
        AIM V.I. Dent Demographics                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Diversified Income                           (SERVICE CLASS 2)
        AIM V.I. Growth                                          VIP Equity-Income (Service Class 2)
        AIM V.I. International Growth                            VIP Investment Grade Bond (Service Class 2)
        AIM V.I. Mid Cap Core Equity                             VIP Overseas (Service Class 2)
        AIM V.I. Premier Equity                              FRANKLIN TEMPLETON VARIABLE INSURANCE
     AIM VARIABLE INSURANCE FUNDS SERIES II                   PRODUCTS TRUST
        AIM V.I. Basic Value II                                  Franklin Growth and Income Securities
        AIM V.I. Capital Appreciation II                         Franklin High Income
        AIM V.I. Mid Cap Core Equity II                          Franklin Income Securities
        AIM V.I. Premier Equity II                               Franklin Large Cap Growth Securities
     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES                   Franklin Small Cap
      FUND                                                       Franklin Small Cap Value Securities
        AllianceBernstein Growth                                 Franklin U.S. Government
        AllianceBernstein Growth & Income                        Mutual Shares Securities
        AllianceBernstein Premier Growth                         Templeton Developing Markets Securities
        AllianceBernstein Small Cap Value                        Templeton Foreign Securities
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   Templeton Global Income Securities
        VIP Contrafund                                       JANUS ASPEN SERIES
        VIP Growth                                               Capital Appreciation
        VIP High Income
        VIP Index 500

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)                     MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Foreign Stock (Service Shares) (Previously             (CONTINUED)
           known as International Value (Service                 European Growth
           Shares))                                              Global Advantage
       Worldwide Growth (Service Shares)*                        Global Dividend Growth
     LAZARD RETIREMENT SERIES, INC.                              High Yield
       Emerging Markets                                          Income Builder
     LORD ABBETT SERIES FUND                                     Information
       All Value                                                 Limited Duration
       Bond-Debenture                                            Money Market
       Growth and Income                                         Pacific Growth (Closed on April 30, 2004)
       Growth Opportunities                                      Quality Income Plus
       Mid Cap Value                                             S&P 500 Index
     LSA VARIABLE SERIES TRUST                                   Strategist
       LSA Aggressive Growth (Merged into Van                    Utilities
           Kampen LIT Aggressive Growth (Class               MORGAN STANLEY VARIABLE INVESTMENT SERIES
           II) on April 30, 2004)                             (CLASS Y SHARES)
       LSA Balanced (Merged into OpCap Balanced                  Aggressive Equity (Class Y Shares)
           on April 30, 2004)                                    Dividend Growth (Class Y Shares)
       LSA Basic Value (Merged into AIM V.I. Basic               Equity (Class Y Shares)
           Value on April 30, 2004)                              European Growth (Class Y Shares)
       LSA Blue Chip (Merged into Van Kampen                     Global Advantage (Class Y Shares)
           UIF Equity Growth on April 30, 2004)                  Global Dividend Growth (Class Y Shares)
       LSA Capital Appreciation (Merged into                     High Yield (Class Y Shares)
           Capital Appreciation on April 30, 2004)               Income Builder (Class Y Shares)
       LSA Capital Growth (Merged into Van                       Information (Class Y Shares)
           Kampen UIF Equity Growth on April 30,                 Limited Duration (Class Y Shares)
           2004)                                                 Money Market (Class Y Shares)
       LSA Disciplined Equity (Merged into LSA                   Pacific Growth (Class Y Shares) (Closed on
           Equity Growth on April 30, 2003)                          April 30, 2004)
       LSA Diversified Mid Cap (Merged into Van                  Quality Income Plus (Class Y Shares)
           Kampen UIF U.S. Mid Cap Value on                      S&P 500 Index (Class Y Shares)
           April 30, 2004)                                       Strategist (Class Y Shares)
       LSA Emerging Growth Equity (Merged into                   Utilities (Class Y Shares)
           Van Kampen LIT Aggressive Growth                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
           (Class II) on April 30, 2004)                         Oppenheimer Bond
       LSA Equity Growth (Merged into Van                        Oppenheimer Capital Appreciation
           Kampen UIF Equity Growth on                           Oppenheimer Global Securities
           April 30, 2004)                                       Oppenheimer High Income
       LSA Mid Cap Value (Merged into Van                        Oppenheimer Main Street Small Cap Growth
           Kampen UIF U.S. Mid Cap Value on                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
           April 30, 2004)                                    (SERVICE CLASS ("SC"))
       LSA Value Equity (Merged into Investors on                Oppenheimer Aggressive Growth (SC)
           April 30, 2004)                                       Oppenheimer Balanced (SC) (Previously
     MFS VARIABLE INSURANCE TRUST                                    known as Oppenheimer Multiple
       MFS Bond                                                      Strategies (SC))
       MFS High Income                                           Oppenheimer Bond (SC)
       MFS Investors Trust                                       Oppenheimer Capital Appreciation (SC)
       MFS New Discovery                                         Oppenheimer Global Securities (SC)
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                Oppenheimer High Income (SC)
       MFS New Discovery (Service Class)                         Oppenheimer Main Street (SC)
       MFS Utilities (Service Class)                             Oppenheimer Main Street Small Cap Growth
     MORGAN STANLEY VARIABLE INVESTMENT SERIES                       (SC)
       Aggressive Equity                                         Oppenheimer Strategic Bond (SC)
       Dividend Growth
       Equity

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO ADVISORS VARIABLE INSURANCE TRUST                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       OpCap Balanced                                         (CONTINUED)
       OpCap Small Cap                                           Van Kampen UIF Equity Growth (Previously
       PEA Science and Technology                                    know as UIF Equity Growth)
     PIMCO VARIABLE INSURANCE TRUST                              Van Kampen UIF High Yield (Previously
       Foreign Bond                                                  known as UIF High Yield)
       Money Market                                              Van Kampen UIF International Magnum
       PIMCO Total Return                                            (Previously know as UIF International
     PUTNAM VARIABLE TRUST                                           Magnum)
       VT American Government Income                             Van Kampen UIF Mid Cap Growth
       VT Capital Appreciation                                       (Previously known as UIF Mid Cap
       VT Capital Opportunities                                      Growth)
       VT Discovery Growth                                       Van Kampen UIF U. S. Mid Cap Value
       VT Diversified Income                                         (Previously known as UIF Mid Cap
       VT Equity Income                                              Value)
       VT The George Putnam Fund of Boston                       Van Kampen UIF U. S. Real Estate
       VT Global Asset Allocation                                    (Previously known as UIF U. S. Real
       VT Global Equity                                              Estate)
       VT Growth and Income                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS
       VT Growth Opportunities                                II)
       VT Health Sciences                                        UIF Active International Allocation (Class II)
       VT High Yield                                                 (Closed October 31, 2003)
       VT Income                                                 Van Kampen UIF Emerging Markets Debt
       VT International Equity                                       (Class II) (Previously known as UIF
       VT International Growth and Income                            Emerging Markets Debt (Class II))
       VT International New Opportunities                        Van Kampen UIF Emerging Markets Equity
       VT Investors                                                  (Class II) (Previously know as UIF
       VT Mid Cap Value                                              Emerging Markets Equity (Class II))
       VT Money Market                                           Van Kampen UIF Equity and Income (Class
       VT New Opportunities                                          II) (Previously known as UIF Equity and
       VT New Value                                                  Income (Class II))
       VT OTC & Emerging Growth                                  Van Kampen UIF Equity Growth (Class II)
       VT Research                                                   (Previously known as UIF Equity Growth
       VT Small Cap Value                                            (Class II))
       VT Utilities Growth and Income                            Van Kampen UIF Global Franchise (Class II)
       VT Vista                                                      (Previously known as UIF Global
       VT Voyager                                                    Franchise (Class II))
     RYDEX VARIABLE TRUST                                        Van Kampen UIF Mid Cap Growth (Class II)
       Rydex OTC                                                     (Previously known as UIF Mid Cap
     SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.                    Growth (Class II))
       All Cap (Previously known as Variable All                 Van Kampen UIF Small Company Growth
           Cap)                                                      (Class II) (Previously known as UIF
       Investors                                                     Small Company Growth (Class II))
     STI CLASSIC VARIABLE TRUST                                  Van Kampen UIF U.S. Mid Cap Value (Class
       STI Capital Appreciation                                      II) (Previously known as UIF U.S. Mid
       STI Growth & Income                                           Cap Value (Class II))
       STI International Equity                                  Van Kampen UIF U.S. Real Estate (Class II)
       STI Investment Grade Bond                                     (Previously known as UIF U.S. Real
       STI Mid-Cap Equity                                            Estate (Class II))
       STI Small Cap Value Equity                            VAN KAMPEN LIFE INVESTMENT TRUST
       STI Value Income Stock                                    LIT Comstock
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                     LIT Emerging Growth
       Van Kampen UIF Emerging Markets Equity                    LIT Government
           (Previously known as UIF Emerging                     LIT Money Market
           Market Equity)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)             VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
       LIT Aggressive Growth (Class II)                       (CONTINUED)
       LIT Comstock (Class II)                                   LIT Growth and Income (Class II)
       LIT Emerging Growth (Class II)                            LIT Money Market (Class II)

     *Fund was available, but had no assets at December 31, 2004

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of Allstate Life.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     Allstate Life made investments in the funds of LSA Variable Series Trust (the "Trust") in order to establish and enhance the diversification of the funds within the Trust. The Trust was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate Life, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and the Funds were merged with other sub-accounts of the Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate Life.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     On March 12, 2004, the Board of Directors of Allstate Life approved the merger of the Allstate Life Insurance Company Separate Account A ("Separate Account A") into the Account. Allstate Life consummated the merger on May 1, 2004 and was accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141. Collectively, the Account, and the Separate Account A are referred to as the "ALIC Accounts".

     At December 31, 2003, the Separate Account A and the Account offered 51 and 149 variable sub-accounts, respectively. Thirty-eight of the sub-accounts offered by the Separate Account A and the Account were invested in the same underlying funds. Upon completion of the merger on May 1, 2004, the Account offered 162 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     In accordance with SFAS No. 141, "Business Combinations", the statements of operations are presented as if merger occurred on January 1, 2004 and statements of changes in net assets of the Account are presented as if the merger occurred on January 1, 2003.

     The merger of the ALIC Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units and accumulation unit fair values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account did not change as a result of the merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the merger as of May 1, 2004.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Basic Value                                   $             8,242    $                -      $            8,242
      AIM V. I. Capital Appreciation                                   32,630,079                     -              32,630,079
      AIM V. I. Core Equity                                             3,021,912                     -               3,021,912
      AIM V. I. Dent Demographics                                          12,653                     -                  12,653
      AIM V. I. Diversified Income                                      1,516,652                     -               1,516,652
      AIM V. I. Growth                                                 17,270,565                     -              17,270,565
      AIM V. I. International Growth                                    1,370,301                     -               1,370,301
      AIM V. I. Premier Equity                                         48,045,546                     -              48,045,546

AIM Variable Insurance Funds Series II
      AIM V. I. Basic Value II                                         11,772,940                     -              11,772,940
      AIM V. I. Capital Appreciation II                                 5,696,176                     -               5,696,176
      AIM V. I. Premier Equity II                                       2,652,840                     -               2,652,840

AllianceBernstein Variable Product Series Fund
      AllianceBernstein Growth                                         39,015,731                     -              39,015,731
      AllianceBernstein Growth & Income                               213,268,800                     -             213,268,800
      AllianceBernstein Premier Growth                                 41,288,116                     -              41,288,116
      AllianceBernstein Small Cap Value                                17,565,146                     -              17,565,146

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                                    6,628,328                     -               6,628,328
      VIP Growth                                                        5,178,401                     -               5,178,401
      VIP High Income                                                   1,712,032                     -               1,712,032
      VIP Index 500                                                     7,096,160                     -               7,096,160
      VIP Investment Grade Bond                                         5,234,179                     -               5,234,179
      VIP Overseas                                                      1,840,334                     -               1,840,334

Fidelity Variable Insurance Products Fund (Service Class 2)
      VIP Equity-Income (Service Class 2)                                   2,183                     -                   2,183
      VIP Investment Grade Bond (Service Class 2)                          24,283                     -                  24,283
      VIP Overseas (Service Class 2)                                        6,965                     -                   6,965

Franklin Templeton Variable Insurance Products Trust
      Franklin Growth and Income Securities                             2,308,633            51,363,390              53,672,023
      Franklin Small Cap                                                        -             3,307,120               3,307,120
      Franklin Small Cap Value Securities                                 912,549            26,051,526              26,964,075
      Mutual Shares Securities                                          2,593,089            41,745,564              44,338,653
      Templeton Developing Markets Securities                             119,588             8,168,318               8,287,906

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
 (Continued)
      Templeton Foreign Securities                            $           864,724    $       15,088,867      $       15,953,591
      Templeton Global Income Securities                                        -             2,706,362               2,706,362

Janus Aspen Series
      Capital Appreciation                                                 16,632                     -                  16,632

Janus Aspen Series (Service Shares)
      Foreign Stock (Service Shares)                                       34,577                     -                  34,577

Lazard Retirement Series, Inc.
      Emerging Markets                                                      7,345                     -                   7,345

MFS Variable Insurance Trust
      MFS Bond                                                          3,165,377                     -               3,165,377
      MFS High Income                                                     887,801                     -                 887,801
      MFS Investors Trust                                               2,454,366                     -               2,454,366
      MFS New Discovery                                                 3,291,568                     -               3,291,568

MFS Variable Insurance Trust (Service Class)
      MFS New Discovery (Service Class)                                     4,996                     -                   4,996
      MFS Utilities (Service Class)                                           118                     -                     118

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                37,635,854                     -              37,635,854
      Dividend Growth                                                 761,416,650                     -             761,416,650
      Equity                                                          542,283,302                     -             542,283,302
      European Growth                                                 171,555,402                     -             171,555,402
      Global Advantage                                                 23,318,853                     -              23,318,853
      Global Dividend Growth                                          206,473,203                     -             206,473,203
      High Yield                                                       50,222,526                     -              50,222,526
      Income Builder                                                   47,749,106                     -              47,749,106
      Information                                                       4,430,203                     -               4,430,203
      Limited Duration                                                 57,881,842                     -              57,881,842
      Money Market                                                    206,073,641                     -             206,073,641
      Quality Income Plus                                             312,187,318                     -             312,187,318
      S&P 500 Index                                                   124,928,370                     -             124,928,370
      Strategist                                                      342,428,663                     -             342,428,663
      Utilities                                                       153,342,800                     -             153,342,800

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (Class Y Shares)
      Aggressive Equity (Class Y Shares)                      $        24,004,226    $                -      $       24,004,226
      Dividend Growth (Class Y Shares)                                120,421,750                     -             120,421,750
      Equity (Class Y Shares)                                          99,138,191                     -              99,138,191
      European Growth (Class Y Shares)                                 36,598,965                     -              36,598,965
      Global Advantage (Class Y Shares)                                10,191,769                     -              10,191,769
      Global Dividend Growth (Class Y Shares)                          54,241,452                     -              54,241,452
      High Yield (Class Y Shares)                                      36,253,168                     -              36,253,168
      Income Builder (Class Y Shares)                                  43,446,521                     -              43,446,521
      Information (Class Y Shares)                                     12,226,723                     -              12,226,723
      Limited Duration (Class Y Shares)                               126,210,492                     -             126,210,492
      Money Market (Class Y Shares)                                    77,708,847                     -              77,708,847
      Quality Income Plus (Class Y Shares)                            143,849,245                     -             143,849,245
      S&P 500 Index (Class Y Shares)                                  134,219,364                     -             134,219,364
      Strategist (Class Y Shares)                                      89,403,498                     -              89,403,498
      Utilities (Class Y Shares)                                       25,832,140                     -              25,832,140

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                                  5,116,127                     -               5,116,127
      Oppenheimer Capital Appreciation                                  6,675,181                     -               6,675,181
      Oppenheimer Global Securities                                     5,888,651                     -               5,888,651
      Oppenheimer High Income                                           1,805,333                     -               1,805,333
      Oppenheimer Main Street Small Cap Growth                          3,555,026                     -               3,555,026

Oppenheimer Variable Account Funds (Service Class ("SC"))
      Oppenheimer Aggressive Growth (SC)                                  313,183             9,356,358               9,669,541
      Oppenheimer Balanced (SC)                                           841,019            23,623,330              24,464,349
      Oppenheimer Capital Appreciation (SC)                             1,062,009            26,921,997              27,984,006
      Oppenheimer Global Securities (SC)                                  281,453            20,167,127              20,448,580
      Oppenheimer High Income (SC)                                      1,002,184            19,847,486              20,849,670
      Oppenheimer Main Street (SC)                                      1,386,991            42,493,564              43,880,555
      Oppenheimer Main Street Small Cap Growth (SC)                       549,334            18,492,518              19,041,852
      Oppenheimer Strategic Bond (SC)                                   1,466,191            46,300,117              47,766,308

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors Variable Insurance Trust
      OpCap Balanced                                          $             8,852    $                -      $            8,852
      OpCap Small Cap                                                       1,547                     -                   1,547
      PEA Science and Technology                                              508                     -                     508

PIMCO Variable Insurance Trust
      Foreign Bond                                                          1,730                     -                   1,730
      Money Market                                                         14,875                     -                  14,875
      PIMCO Total Return                                                    1,219                     -                   1,219

Putnam Variable Trust
      VT American Government Income                                             -            73,563,470              73,563,470
      VT Capital Appreciation                                                   -            15,851,891              15,851,891
      VT Capital Opportunities                                                  -             2,058,603               2,058,603
      VT Discovery Growth                                                       -            18,960,613              18,960,613
      VT Diversified Income                                                     -            91,676,550              91,676,550
      VT Equity Income                                                          -            13,742,925              13,742,925
      VT The George Putnam Fund of Boston                               8,568,945           203,651,524             212,220,469
      VT Global Asset Allocation                                           81,144            25,592,527              25,673,671
      VT Global Equity                                                          -            54,941,478              54,941,478
      VT Growth and Income                                             46,932,478           569,187,416             616,119,894
      VT Growth Opportunities                                                   -            27,045,083              27,045,083
      VT Health Sciences                                                  116,281            81,719,297              81,835,578
      VT High Yield                                                       634,962            96,580,803              97,215,765
      VT Income                                                           357,864           200,342,974             200,700,838
      VT International Equity                                          71,451,626           147,975,189             219,426,815
      VT International Growth and Income                                    4,338            40,405,745              40,410,083
      VT International New Opportunities                                        -            27,631,421              27,631,421
      VT Investors                                                        910,619           168,653,036             169,563,655
      VT Mid Cap Value                                                          -             4,547,062               4,547,062
      VT Money Market                                                     381,415            72,434,016              72,815,431
      VT New Opportunities                                                181,818           130,290,772             130,472,590
      VT New Value                                                        135,137           118,405,681             118,540,818
      VT OTC & Emerging Growth                                                  -            33,416,187              33,416,187
      VT Research                                                          37,961           106,216,300             106,254,261
      VT Small Cap Value                                               41,302,045           113,482,331             154,784,376
      VT Utilities Growth and Income                                       93,077            40,545,046              40,638,123
      VT Vista                                                            111,086            87,092,601              87,203,687
      VT Voyager                                                       47,298,446           337,642,341             384,940,787

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
      Rydex OTC                                               $                48    $                -      $               48

Salomon Brothers Variable Series Funds, Inc.
      Investors                                                             7,108                     -                   7,108
      Variable All Cap                                                      5,806                     -                   5,806

STI Classic Varible Trust
      STI Capital Appreciation                                            417,062                     -                 417,062
      STI Growth & Income                                                 446,138                     -                 446,138
      STI International Equity                                             11,842                     -                  11,842
      STI Investment Grade Bond                                           497,587                     -                 497,587
      STI Mid-Cap Equity                                                  300,396                     -                 300,396
      STI Small Cap Value Equity                                          351,261                     -                 351,261
      STI Value Income Stock                                              308,561                     -                 308,561

The Universal Institutional Funds, Inc.
      Van Kampen UIF Emerging Markets Equity                           37,420,451                     -              37,420,451
      Van Kampen UIF Equity Growth                                     56,614,487             5,455,811              62,070,298
      Van Kampen UIF High Yield                                           328,444                     -                 328,444
      Van Kampen UIF International Magnum                              29,622,410                     -              29,622,410
      Van Kampen UIF Mid Cap Growth                                    30,221,750                     -              30,221,750
      Van Kampen UIF Mid Cap Value                                    114,825,148            14,815,732             129,640,880
      Van Kampen UIF U. S. Real Estate                                 57,979,726                     -              57,979,726

The Universal Institutional Funds, Inc. (Class II)
      Van Kampen UIF Emerging Markets Debts (Class II)                  4,065,142             3,789,410               7,854,552
      Van Kampen UIF Emerging Markets Equity (Class II)                 5,725,825                     -               5,725,825
      Van Kampen UIF Equity and Income (Class II)                       8,247,475                     -               8,247,475
      Van Kampen UIF Equity Growth (Class II)                           9,345,326                     -               9,345,326
      Van Kampen UIF Global Franchise (Class II)                       15,872,369               528,521              16,400,890
      Van Kampen UIF Mid Cap Growth (Class II)                         14,067,842                     -              14,067,842
      Van Kampen UIF Small Company Growth (Class II)                   14,377,754             4,054,549              18,432,303
      Van Kampen UIF U.S. Mid Cap Value (Class II)                     24,642,839                     -              24,642,839
      Van Kampen UIF U.S. Real Estate (Class II)                       13,988,887            15,175,525              29,164,412

Van Kampen Life Investment Trust
      LIT Comstock                                                     74,184,553                     -              74,184,553
      LIT Emerging Growth                                              88,453,207                     -              88,453,207
      LIT Government                                                    1,620,237                     -               1,620,237
      LIT Money Market                                                  3,352,627                     -               3,352,627

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life investment Trust (Class II)
      LIT Aggressive Growth (Class II)                        $        10,592,813    $        7,185,479      $       17,778,292
      LIT Comstock (Class II)                                         165,300,139                     -             165,300,139
      LIT Emerging Growth (Class II)                                   45,450,130            11,276,875              56,727,005
      LIT Growth and Income (Class II)                                 39,645,201            38,251,135              77,896,336
      LIT Money Market (Class II)                                         801,053             4,053,379               4,854,432
                                                              -------------------    ------------------      ------------------

        Total net assets                                      $     5,672,856,310    $    3,363,872,942      $    9,036,729,252
                                                              ===================    ==================      ==================

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.60% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.19% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                           Purchases
                                                                                        --------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Basic Value (a) (g)                                                     $        8,583
      AIM V. I. Capital Appreciation                                                        21,163,810
      AIM V. I. Core Equity                                                                    260,047
      AIM V. I. Dent Demographics                                                                  314
      AIM V. I. Diversified Income                                                             427,675
      AIM V. I. Growth                                                                      25,494,255
      AIM V. I. International Growth                                                           156,188
      AIM V. I. Mid Cap Core Equity (a)                                                     12,986,799
      AIM V. I. Premier Equity                                                              23,539,611

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V. I. Basic Value II                                                              10,658,957
      AIM V. I. Capital Appreciation II                                                      2,599,007
      AIM V. I. Mid Cap Core Equity II (a)                                                   2,643,110
      AIM V. I. Premier Equity II                                                            1,976,134

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
      AllianceBernstein Growth                                                              35,995,880
      AllianceBernstein Growth & Income                                                     48,224,022
      AllianceBernstein Premier Growth                                                      20,483,690
      AllianceBernstein Small Cap Value                                                     10,720,488

Investments in the Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Contrafund                                                                         1,691,907
      VIP Growth                                                                             1,089,314
      VIP High Income                                                                          611,775
      VIP Index 500                                                                          1,507,800
      VIP Investment Grade Bond                                                              1,925,154
      VIP Overseas                                                                             363,619

Investments in the Fidelity Variable Insurance Products Fund
   (Service Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                                          131
      VIP Investment Grade Bond (Service Class 2)                                                2,358
      VIP Overseas (Service Class 2)                                                               111

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
      Franklin Growth and Income Securities (b)                                             38,130,835
      Franklin High Income (a)                                                              33,599,477
      Franklin Income Securities (a)                                                        34,221,442
      Franklin Large Cap Growth Securities (c)                                               1,944,316

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c) For period beginning October 1, 2004 and ended December 31, 2004
(g) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small Cap                                                                $      268,926
      Franklin Small Cap Value Securities (b)                                               18,037,258
      Franklin U.S. Government (a)                                                           7,430,807
      Mutual Shares Securities (b)                                                          46,372,877
      Templeton Developing Markets Securities (b)                                            9,539,578
      Templeton Foreign Securities (b)                                                      33,002,180
      Templeton Global Income Securities                                                       868,205

Investments in the Janus Aspen Series Sub-Account:
      Capital Appreciation (a) (i)                                                              16,696

Investments in the Janus Aspen Series (Service Shares) Sub-Account:
      Foreign Stock (Service Shares) (d)                                                            95

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                                              79

Investments in the Lord Abbett Series Fund Sub-Accounts:
      All Value (c)                                                                          1,877,451
      Bond-Debenture (c)                                                                     2,900,037
      Growth and Income (c)                                                                  4,093,119
      Growth Opportunites (c)                                                                  785,819
      Mid-Cap Value (c)                                                                      4,668,060

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth (b) (e)                                                          2,966,015
      LSA Balanced (f)                                                                             500
      LSA Basic Value (g)                                                                          166
      LSA Blue Chip (h)                                                                            187
      LSA Capital Appreciation (i)                                                                  11
      LSA Capital Growth (j)                                                                        19
      LSA Diversified Mid Cap (k)                                                                  613

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the LSA Variable Series Trust Sub-Accounts (continued):
     LSA Emerging Growth Equity (l)                                                     $           12
     LSA Equity Growth (b) (m)                                                               2,249,179
     LSA Mid Cap Value (b) (n)                                                               5,052,020
     LSA Value Equity (o)                                                                           35

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                                                1,108,959
     MFS High Income                                                                           321,472
     MFS Investors Trust                                                                       507,140
     MFS New Discovery                                                                         449,419

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Account:
     MFS Utilities (Service Class)                                                                   1

Investments in Morgan Stanley Variable Investment Series Sub-Accounts:
     Aggressive Equity                                                                      13,067,402
     Dividend Growth                                                                        31,702,162
     Equity                                                                                 19,262,386
     European Growth                                                                        14,398,017
     Global Advantage                                                                        4,359,642
     Global Dividend Growth                                                                 16,332,546
     High Yield                                                                             23,546,964
     Income Builder                                                                          7,566,574
     Information                                                                             6,255,478
     Limited Duration                                                                       26,632,522
     Money Market                                                                          310,885,663
     Pacific Growth (p)                                                                      4,376,860
     Quality Income Plus                                                                    66,702,031
     S&P 500 Index                                                                          43,635,926
     Strategist                                                                             18,399,083
     Utilities                                                                               9,251,283

Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares)                                                      3,093,339
     Dividend Growth (Class Y Shares)                                                       26,380,260
     Equity (Class Y Shares)                                                                21,641,528
     European Growth (Class Y Shares)                                                       11,035,482
     Global Advantage (Class Y Shares)                                                       2,173,362

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(p)  For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Global Dividend Growth (Class Y Shares)                                            $   17,377,742
     High Yield (Class Y Shares)                                                            12,623,871
     Income Builder (Class Y Shares)                                                        11,539,848
     Information (Class Y Shares)                                                            1,864,587
     Limited Duration (Class Y Shares)                                                      36,707,309
     Money Market (Class Y Shares)                                                          87,283,125
     Pacific Growth (Class Y Shares) (p)                                                       762,874
     Quality Income Plus (Class Y Shares)                                                   61,115,710
     S&P 500 Index (Class Y Shares)                                                         30,617,648
     Strategist (Class Y Shares)                                                            13,545,451
     Utilities (Class Y Shares)                                                              4,054,523

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Bond                                                                          974,006
     Oppenheimer Capital Appreciation                                                          832,777
     Oppenheimer Global Securities                                                             600,064
     Oppenheimer High Income                                                                   720,255
     Oppenheimer Main Street Small Cap Growth                                                  739,095

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
     Oppenheimer Aggressive Growth (SC) (b)                                                  6,682,714
     Oppenheimer Balanced (SC) (b) (q)                                                      17,383,295
     Oppenheimer Bond (SC) (c)                                                                 756,067
     Oppenheimer Capital Appreciation (SC) (b)                                              29,552,886
     Oppenheimer Global Securities (SC) (b)                                                 14,924,640
     Oppenheimer High Income (SC) (b)                                                       21,053,228
     Oppenheimer Main Street (SC) (b)                                                       23,949,427
     Oppenheimer Main Street Small Cap Growth (SC) (b)                                      16,456,016
     Oppenheimer Strategic Bond (SC) (b)                                                    48,695,776

Investments in PIMCO Advisors Variable Insurance Trust Sub-Accounts:
     OpCap Balanced (a) (f)                                                                      9,085
     OpCap Small Cap                                                                               249
     PEA Science and Technology                                                                     70

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(p)  For period beginning January 1, 2004 and ended April 30, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                      $          178
      Money Market                                                                               4,344
      Total Return                                                                                  79

Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                                                          9,220,680
      VT Capital Appreciation                                                                2,222,444
      VT Capital Opportunities                                                               2,509,624
      VT Discovery Growth                                                                    1,045,367
      VT Diversified Income                                                                 15,647,614
      VT Equity Income                                                                      11,395,043
      VT The George Putnam Fund of Boston (b)                                               41,949,674
      VT Global Asset Allocation (b)                                                         8,980,897
      VT Global Equity                                                                       2,665,223
      VT Growth and Income (b)                                                              58,209,737
      VT Growth Opportunities                                                                2,963,192
      VT Health Sciences (b)                                                                 6,926,347
      VT High Yield (b)                                                                     39,117,933
      VT Income (b)                                                                         42,220,627
      VT International Equity (b)                                                           38,565,150
      VT International Growth and Income (b)                                                11,882,736
      VT International New Opportunities                                                     2,537,757
      VT Investors (b)                                                                       6,316,125
      VT Mid Cap Value                                                                       5,549,856
      VT Money Market (b)                                                                   91,991,656
      VT New Opportunities (b)                                                              10,162,515
      VT New Value (b)                                                                      26,592,410
      VT OTC & Emerging Growth                                                               2,776,175
      VT Research (b)                                                                       11,079,595
      VT Small Cap Value (b)                                                                21,542,791
      VT Utilities Growth and Income (b)                                                     8,558,836
      VT Vista (b)                                                                          10,271,975
      VT Voyager (b)                                                                        48,949,097

Investments in the Salomon Brothers Variable Series Funds Sub-Accounts:
      All Cap (r)                                                                                   99
      Investors (a) (o)                                                                          7,268

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                                          $      378,460
      STI Growth & Income                                                                      768,054
      STI International Equity                                                                  34,802
      STI Investment Grade Bond                                                              1,010,496
      STI Mid-Cap Equity                                                                       287,773
      STI Small Cap Value Equity                                                               529,137
      STI Value Income Stock                                                                   628,062

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      Van Kampen UIF Emerging Markets Equity (s)                                            28,635,880
      Van Kampen UIF Equity Growth (h) (j) (m) (t)                                          36,443,007
      Van Kampen UIF High Yield (u)                                                             20,380
      Van Kampen UIF International Magnum (v)                                               25,663,123
      Van Kampen UIF Mid Cap Growth (w)                                                     31,328,588
      Van Kampen UIF U.S. Mid Cap Value (k) (n) (x)                                         50,408,446
      Van Kampen UIF U.S. Real Estate (y)                                                   18,611,330

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
      Van Kampen UIF Emerging Markets Debt (Class II) (b) (z)                               14,502,680
      Van Kampen UIF Emerging Markets Equity  (Class II) (aa)                                4,344,018
      Van Kampen UIF Equity and Income (Class II) (ab)                                      17,011,340
      Van Kampen UIF Equity Growth  (Class II) (ac)                                         11,454,751

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ac) Previously known as UIF Equity Growth (Class II)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                           Purchases
                                                                                        ----------------
Investments in The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
      Van Kampen UIF Global Franchise  (Class II) (ad)                                  $     22,585,069
      Van Kampen UIF Mid Cap Growth  (Class II) (ae)                                           9,870,938
      Van Kampen UIF Small Company Growth (Class II) (b) (af)                                  9,871,121
      Van Kampen UIF U.S. Mid Cap Value  (Class II) (ag)                                      19,269,105
      Van Kampen UIF U.S. Real Estate  (Class II) (b) (ah)                                    38,643,643

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
      LIT Comstock                                                                            63,608,025
      LIT Emerging Growth                                                                     43,663,666
      LIT Government                                                                             726,278
      LIT Money Market                                                                         2,071,927

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:                                                                              23,826,177
      LIT Aggressive Growth (Class II) (e) (l)                                                15,295,341
      LIT Comstock (Class II)                                                                          -
      LIT Emerging Growth (Class II) (b)                                                      53,209,219
      LIT Growth and Income (Class II) (b)                                                    21,943,562
      LIT Money Market (Class II)                                                             88,323,113
                                                                                        ----------------

                                                                                        $  2,813,295,147
                                                                                        ================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)

ALLSTATE FINANCIAL  ADVISORS  SEPARATE  ACCOUNT I
NOTES TO FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------
6.   FINANCIAL HIGHLIGHTS

Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

*  INVESTMENT  INCOME  RATIO  - These  amounts  represent  dividends,  excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

*** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

The 2003, 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, and Allstate Life Insurance Company Separate Account A.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value   Net Assets    Investment    Expense Ratio**    Total Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
    AIM V. I. Basic Value
      2004 (a) (g)                   1  $ 10.80 - $ 10.80  $        9           0.00%   1.50% - 1.50%      8.03% - 8.03%

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Capital
       Appreciation
        2004                     5,056  $  7.02 - $ 10.66  $   33,659           0.00%  0.70%  -  2.30%     4.17% -   5.88
        2003                     5,309     6.63 -   10.23      33,541           0.00   0.70   -  2.30     26.54  -  28.62
        2002                     4,795     5.15 -    8.09      23,804           0.00   0.70   -  2.30    -24.88  - -19.13
        2001                     3,787     6.86 -    9.21      25,393           0.00   0.70   -  2.20    -23.82  -  -7.94
      AIM V. I. Core Equity
        2004                       343     8.59 -    8.77       3,002           0.96   1.25   -  1.65      7.19  -   7.62
        2003                       357     8.01 -    8.15       2,904           0.99   1.25   -  1.65     22.39  -  22.88
        2002                       364     6.54 -    6.63       2,412           0.35   1.25   -  1.65    -16.97  - -16.63
        2001                       323     7.88 -    7.96       2,572           0.07   1.25   -  1.65    -24.11  - -23.80
      AIM V. I. Dent
       Demographics
        2004                         1    12.01 -   12.01          13           0.00   1.50   -  1.50      6.63  -   6.63
        2003                         1    11.27 -   11.27          13           0.00   1.50   -  1.50     35.41  -  35.41
        2002                         1     8.32 -    8.32           8           0.00   1.50   -  1.50    -33.22  - -33.22
        2001 (ao)                    1    12.46 -   12.46           6           0.00   1.50   -  1.50     24.59  -  24.59
      AIM V. I. Diversified
       Income
        2004                       139    11.38 -   11.51       1,591           5.86   1.25   -  1.45      3.52  -   3.73
        2003                       135    11.00 -   11.09       1,489           7.09   1.25   -  1.45      7.67  -   7.88
        2002                       101    10.21 -   10.28       1,037           9.05   1.25   -  1.45      0.83  -   1.03
        2001                        68    10.13 -   10.18         693           9.05   1.25   -  1.45      2.09  -   2.30
      AIM V. I. Growth
        2004                     3,770     5.19 -    8.08      17,528           0.00   0.70   -  2.20      5.87  -   7.47
        2003                     4,109     4.83 -    7.63      17,975           0.00   0.70   -  2.20     28.39  -  30.32
        2002                     3,081     3.70 -    5.94      10,486           0.00   0.70   -  2.20    -32.48  - -31.45
        2001                     2,275     5.40 -    8.80      11,267           0.26   0.70   -  2.20    -34.35  - -11.96
      AIM V. I. International
       Growth
        2004                       147    10.37 -   10.60       1,552           0.64   1.25   -  1.65     21.98  -  22.47
        2003                       152     8.50 -    8.65       1,313           0.52   1.25   -  1.65     26.95  -  27.46
        2002                       163     6.70 -    6.79       1,105           0.64   1.25   -  1.65    -17.06  - -16.72
        2001                       141     8.07 -    8.15       1,147           0.42   1.25   -  1.65    -24.79  - -24.49
      AIM V. I. Mid Cap
       Core Equity
        2004 (a)                   224    10.78 -   10.84       2,426           0.40   1.28   -  2.20      7.76  -   8.43

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Premier
       Equity
        2004                     7,104  $  6.82 - $ 10.04  $   45,766           0.43%  0.70% -   2.20%     3.45% -   5.03
        2003                     8,327     6.49 -    7.80      51,384           0.29   0.70  -   2.20     22.36  -  24.21
        2002                     9,117     5.23 -    6.37      45,502           0.39   0.70  -   2.20    -31.78  - -30.75
        2001                     8,445     7.55 -    9.34      60,754           0.17   0.70  -   2.20    -13.18  -  -6.61

Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
      AIM V. I. Basic
       Value II
        2004                     1,265    13.83 -   14.14      17,752           0.00   1.29  -   2.59      7.97  -   9.41
        2003 (ai)                  573    12.81 -   12.92       7,386           0.00   1.29  -   2.59     28.08  -  29.22
      AIM V. I. Capital
       Appreciation II
        2004                       529    12.59 -   12.88       6,762           0.00   1.29  -   2.59      3.58  -   4.96
        2003 (ai)                  375    12.16 -   12.27       4,592           0.00   1.29  -   2.59     21.60  -  22.68
      AIM V. I. Mid Cap
       Core Equity II
        2004 (a)                   235    10.74 -   10.83       2,534           0.04   1.29  -   2.44      7.41  -   8.26
      AIM V. I. Premier
       Equity II
        2004                       315    12.00 -   12.27       3,829           0.38   1.29  -   2.59      2.76  -   4.13
        2003 (ai)                  201    11.68 -   11.78       2,358           0.39   1.29  -   2.59     16.81  -  17.85

Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
      AllianceBernstein
       Growth
        2004                     6,175     7.03 -   13.80      49,046           0.00   0.70  -   2.59     11.56  -  13.73
        2003                     4,787     6.18 -   12.37      31,863           0.00   0.70  -   2.59     23.69  -  33.76
        2002                     2,805     4.62 -    6.39      12,173           0.00   0.70  -   2.20    -29.83  - -28.77
        2001                     2,582     6.49 -    9.10      15,817           0.22   0.70  -   2.20    -35.14  -  -8.99

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts (continued):
    AllianceBernstein
      Growth & Income
        2004                    19,688  $ 13.07 - $ 13.22  $  224,698           0.73%  0.70% -   2.59%     8.34% -  10.45%
        2003                    20,088    11.83 -   12.20     207,152           0.79   0.70  -   2.59     22.04  -  31.26
        2002                    17,354     8.05 -    9.01     135,646           0.58   0.70  -   2.30    -22.81  - -19.52
        2001                    14,042     9.49 -   11.68     145,030           0.47   0.70  -   2.20     -5.10  -  -0.55
    AllianceBernstein
      Premier Growth
        2004                     6,506     6.47 -   12.04      43,142           0.00   0.70  -   2.59      5.54  -   7.59
        2003                     7,152     6.01 -   11.41      42,433           0.00   0.70  -   2.59     14.10  -  22.51
        2002                     6,459     4.91 -    6.28      29,035           0.00   0.70  -   2.20    -32.35  - -31.32
        2001                     5,850     7.14 -    9.29      38,131           0.00   0.70  -   2.20    -17.98  -  -7.12
    AllianceBernstein
      Small Cap Value
        2004                     1,633    15.68 -   16.03      25,976           0.08   1.29  -   2.59     15.99  -  17.54
        2003 (ai)                1,000    13.52 -   13.64      13,601           0.10   1.29  -   2.59     35.21  -  36.42

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
      VIP Contrafund
        2004                       667    11.68 -   11.93       7,933           0.30   1.25  -   1.65     13.59  -  14.04
        2003                       585    10.28 -   10.46       6,106           0.40   1.25  -   1.65     26.36  -  26.87
        2002                       478     8.14 -    8.25       3,931           0.80   1.25  -   1.65    -10.83  - -10.48
        2001                       374     9.12 -    9.21       3,435           0.42   1.25  -   1.65    -13.69  - -13.34
      VIP Growth
        2004                       643     8.03 -    8.21       5,259           0.26   1.25  -   1.65      1.69  -   2.09
        2003                       630     7.90 -    8.04       5,051           0.24   1.25  -   1.65     30.68  -  31.20
        2002                       563     6.04 -    6.13       3,443           0.25   1.25  -   1.65    -31.25  - -30.98
        2001                       510     8.79 -    8.88       4,521           0.05   1.25  -   1.65    -19.01  - -18.68
      VIP High Income
        2004                       202     9.32 -    9.42       1,895           7.36   1.25  -   1.45      8.02  -   8.23
        2003                       168     8.55 -    8.70       1,461           5.19   1.25  -   1.65    -14.50  -  25.69
        2002                       101     6.88 -    6.92         697           9.55   1.25  -   1.45      1.95  -   2.16
        2001                        81     6.71 -    6.78         549           8.48   1.25  -   1.65    -32.87  - -12.84

(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
    VIP Index 500
        2004                       875  $  9.04 - $  9.24  $    8,057           1.23%  1.25% -   1.65%     8.81% -    9.24%
        2003                       827     8.31 -    8.46       6,981           1.26   1.25  -   1.65     26.31  -   26.82
        2002                       669     6.58 -    6.67       4,453           1.16   1.25  -   1.65    -23.52  -  -23.22
        2001                       493     8.60 -    8.69       4,279           0.69   1.25  -   1.65    -13.55  -  -13.20
    VIP Investment Grade
     Bond
        2004                       400    13.53 -   13.83       5,522           4.00   1.25  -   1.65      2.75  -    3.16
        2003                       379    13.17 -   13.41       5,070           3.99   1.25  -   1.65      3.48  -    3.90
        2002                       394    12.73 -   12.90       5,077           3.02   1.25  -   1.65      8.54  -    8.97
        2001                       267    11.73 -   11.84       3,154           2.84   1.25  -   1.65      6.68  -    7.11
    VIP Overseas
        2004                       202     9.91 -   10.13       2,037           1.09   1.25  -   1.65     -0.88  -   12.22
        2003                       198     8.87 -    9.03       1,784           0.73   1.25  -   1.65    -11.32  -   41.59
        2002                       183     6.33 -    6.37       1,166           0.80   1.25  -   1.45    -21.43  -  -21.27
        2001                       162     8.02 -    8.10       1,308           3.42   1.25  -   1.65    -22.47  -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Equity-Income
     (Service Class 2)
        2004                       < 1    12.53 -   12.53           2           1.36   1.50  -   1.50      9.57  -    9.57
        2003                       < 1    11.44 -   11.44           2           2.73   1.50  -   1.50     28.08  -   28.08
        2002                         1     8.93 -    8.93           7           0.53   1.50  -   1.50    -18.40  -  -18.40
        2001 (ao)                  < 1    10.94 -   10.94           1           0.00   1.50  -   1.50      9.41  -    9.41
    VIP Investment Grade
     Bond (Service
     Class 2)
        2004                         2    11.44 -   11.44          25           4.04   1.50  -   1.50      2.63  -    2.63
        2003                         2    11.15 -   11.15          25           6.41   1.50  -   1.50      3.37  -    3.37
        2002                        12    10.79 -   10.79         129           0.62   1.50  -   1.50      8.44  -    8.44
        2001 (ao)                    1     9.95 -    9.95           9           0.00   1.50  -   1.50     -0.53  -   -0.53
    VIP Overseas
     (Service Class 2)
        2004                         1    13.55 -   13.55           7           1.01   1.50  -   1.50     11.61  -   11.61
        2003                         1    12.14 -   12.14           7           0.34   1.50  -   1.50     40.89  -   40.89
        2002                       < 1     8.62 -    8.62           3           0.85   1.50  -   1.50    -21.65  -  -21.65
        2001 (ao)                  < 1    11.00 -   11.00           1           0.00   1.50  -   1.50      9.98  -    9.98

(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Growth and
     Income Securities
        2004 (b)                 5,083  $ 14.27 - $ 14.71  $   74,266           2.61%  1.29% -   2.69%     7.64% -   9.19%
        2003                     2,824    13.38 -   13.48      37,891           0.00   1.29  -   1.89     33.76  -  34.75
        2002 (ap)                   55    10.84 -   10.86         595           0.00   1.29  -   2.14      8.40  -   8.60
    Franklin High Income
        2004 (a)                   776    10.63 -   10.72       8,293           2.06   1.28  -   2.44      6.34  -   7.18
    Franklin Income
     Securities
        2004 (a)                 2,826    11.17 -   11.26      31,764           0.34   1.10  -   2.54     11.68  -  12.63
    Franklin Large Cap
     Growth Securities
        2004 (c)                   176    10.50 -   10.53       1,850           0.00   1.29  -   2.44      5.03  -   5.33
    Franklin Small Cap
        2004                       206    16.81 -   17.21       3,519           0.00   1.29  -   2.34      8.87  -  10.04
        2003                       222    15.44 -   15.64       3,452           0.00   1.29  -   2.34     35.48  -  54.39
        2002 (ap)                   20    11.52 -   11.55         234           0.00   1.29  -   2.24     15.21  -  15.45
    Franklin Small Cap
     Value Securities
        2004 (b)                 2,205    17.36 -   17.90      39,167           0.18   1.29  -   2.69     20.42  -  22.15
        2003                     1,410    14.48 -   14.65      20,576           0.00   1.29  -   2.34     44.80  -  46.53
        2002 (ap)                   51    11.21 -   11.23         574           0.00   1.29  -   2.24     12.12  -  12.35
    Franklin U.S. Government
        2004 (a)                   704    10.18 -   10.27       7,221           0.56   1.10  -   2.69      1.76  -   2.74
    Mutual Shares Securities
        2004 (b)                 5,603    10.97 -   13.77      76,611           0.70   1.28  -   2.69      9.60  -   9.75
        2003                     2,520    12.61 -   12.77      32,033           0.00   1.29  -   2.34     26.15  -  27.65
        2002 (ap)                   71    10.31 -   10.33         731           0.00   1.29  -   2.24      3.12  -   3.33
    Templeton Developing
     Markets Securities
        2004 (b)                   704    20.32 -   20.90      14,591           1.59   1.29  -   2.59     21.48  -  23.10
        2003                       408    16.80 -   16.98       6,898           0.00   1.29  -   2.14     68.02  -  69.79
        2002 (ap)                    8    11.22 -   11.24          89           0.00   1.29  -   2.14     12.22  -  12.43

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                            Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Templeton Foreign
       Securities
        2004 (b)                 2,601  $ 11.54 - $ 15.53  $   37,139           0.79%  1.28% -   2.69%    15.44% -  55.28%
        2003                       885    13.52 -   13.68      12,061           0.00   1.29  -   2.34     35.22  -  36.83
        2002 (ap)                   28    10.46 -   10.48         295           0.00   1.29  -   2.14      4.65  -   4.84
      Templeton Global
       Income Securities
        2004                       206    14.33 -   14.69       2,998          10.86   1.29  -   2.39     12.00  -  13.26
        2003                       212    12.79 -   12.97       2,737          11.06   1.29  -   2.39     20.86  -  27.93
        2002 (ap)                   13    10.72 -   10.73         140           0.00   1.29  -   1.94      7.15  -   7.30

Investments in the Janus
   Aspen Series Sub-Accounts:
      Capital Appreciation
        2004 (a) (i)                 2    11.38 -   11.38          19           0.46   1.50  -   1.50     13.82  -  13.82

Investments in the Janus
   Aspen Series (Service
   Shares) Sub-Accounts:
      Foreign Stock (Service
       Shares) (d)
        2004                         2    15.62 -   15.62          38           0.27   1.50  -   1.50     16.45  -  16.45
        2003                         2    13.42 -   13.42          33           0.28   1.50  -   1.50     31.39  -  31.39
        2002                         1    10.21 -   10.21           8           0.93   1.50  -   1.50      2.10  -   2.10
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
      Worldwide Growth
       (Service Shares)
        2004                         -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
        2003                         -      N/A -     N/A           -           1.18   1.50  -   1.50       N/A  -    N/A
        2002                         1     8.27 -    8.27           9           1.27   1.50  -   1.50    -17.35  - -17.35
        2001 (ao) (aq)               -      N/A -     N/A           -           0.00   1.50  -   1.50       N/A  -    N/A

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(aq) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Lazard
   Retirement Series, Inc.
   Sub-Account:
      Emerging Markets
        2004                       < 1  $ 22.74 - $ 22.74  $        9           0.63%  1.50% -   1.50%    28.63% -  28.63%
        2003                       < 1    17.68 -   17.68           7           0.05   1.50  -   1.50     50.65  -  50.65
        2002                       < 1    11.73 -   11.73           5           0.61   1.50  -   1.50     -2.98  -  -2.98
        2001 (ao)                  < 1    12.09 -   12.09           5           0.81   1.50  -   1.50     20.95  -  20.95

Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
        2004 (c)                   170    10.89 -   10.92       1,850           0.57   1.29  -   2.29      8.93  -   9.20
      Bond-Debenture
        2004 (c)                   253    10.34 -   10.37       2,625           8.91   1.29  -   2.44      3.40  -   3.70
      Growth and Income
        2004 (c)                   362    10.87 -   10.90       3,950           1.23   1.29  -   2.44      8.73  -   9.04
      Growth Opportunities
        2004 (c)                    68    11.12 -   11.15         753           0.00   1.29  -   2.34     11.23  -  11.53
      Mid-Cap Value
        2004 (c)                   411    11.10 -   11.14       4,574           0.47   1.29  -   2.44     11.03  -  11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
       Growth
        2004 (b) (e)                 -       N/A -    N/A           -           0.00   0.83  -   2.20       N/A  -    N/A
        2003                       996      9.85 -  10.08      11,294           0.00   0.83  -   2.20     35.68  -  37.55
        2002                       277      7.26 -   7.33       2,071           0.00   0.83  -   2.20    -27.40  - -26.73
        2001 (ao)                  < 1     11.48 -  11.48           4           0.00   1.50  -   1.50     14.82  -  14.82
      LSA Balanced
        2004 (f)                     -       N/A -    N/A           -           0.24   1.50  -   1.50       N/A       N/A
        2003                         1     10.43 -  10.43           9           1.23   1.50  -   1.50     27.29  -  27.29
        2002                         1      8.20 -   8.20           6           1.22   1.50  -   1.50    -19.53  - -19.53
        2001                       < 1     10.19 -  10.19           3           1.87   1.50  -   1.50      1.86  -   1.86

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Basic Value
        2004 (g)                     -  $   N/A - $   N/A  $        -           0.00%  1.50% -   1.50%     N/A%  -    N/A%
        2003                         1    11.62 -   11.62           8           0.00   1.50  -   1.50     31.42  -  31.42
        2002                       < 1     8.84 -    8.84           4           0.00   1.50  -   1.50    -22.88  - -22.88
        2001 (ao)                  < 1    11.46 -   11.46           2           0.03   1.50  -   1.50     14.64  -  14.64
      LSA Blue Chip
        2004 (h)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         2    10.06 -   10.06          16           0.02   1.50  -   1.50     23.36  -  23.36
        2002                         2     8.16 -    8.16          12           0.00   1.50  -   1.50    -27.30  - -27.30
        2001 (ao)                    1    11.22 -   11.22           6           0.00   1.50  -   1.50     12.22  -  12.22
      LSA Capital
       Appreciation
        2004 (i)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         1    11.44 -   11.44          17           0.00   1.50  -   1.50     28.39  -  28.39
        2002                         1     8.91 -    8.91          13           0.00   1.50  -   1.50    -29.73  - -29.73
        2001 (ao)                  < 1    12.68 -   12.68           5           0.00   1.50  -   1.50     26.82  -  26.82
      LSA Capital Growth
        2004 (j)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                       < 1     9.99 -    9.99           1           0.21   1.50  -   1.50     21.69  -  21.69
        2002                       < 1     8.21 -    8.21           1           0.03   1.50  -   1.50    -25.51  - -25.51
        2001                       < 1    11.02 -   11.02         < 1           0.00   1.50  -   1.50     10.24  -  10.24
      LSA Disciplined Equity
        2003 (ak)                    -     8.50 -    8.50           -           0.00   1.50  -   1.50      4.23  -   4.23
        2002                         1     8.16 -    8.16           6           0.41   1.50  -   1.50    -26.38  - -26.38
        2001                         1    11.08 -   11.08           6           0.22   1.50  -   1.50     10.83  -  10.83
      LSA Diversified Mid Cap
        2004 (k)                     -      N/A -     N/A           -           0.02   1.50  -   1.50       N/A  -    N/A
        2003                         1    12.38 -   12.38          11           0.07   1.50  -   1.50     30.81  -  30.81
        2002                         1     9.47 -    9.47           7           0.08   1.50  -   1.50    -20.46  - -20.46
        2001 (ao)                  < 1    11.90 -   11.90           5           0.13   1.50  -   1.50     19.01  -  19.01
      LSA Emerging Growth
       Equity
        2004 (l)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         1    10.91 -   10.91           8           0.00   1.50  -   1.50     44.73  -  44.73
        2002                         1     7.54 -    7.54           5           0.00   1.50  -   1.50    -42.77  - -42.77
        2001                         1    13.17 -   13.17          10           0.03   1.50  -   1.50     31.69  -  31.69

(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ak) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
        2004 (b) (m)                 -  $   N/A - $   N/A  $        -           0.00%  1.50% -  1.50%      N/A%  -    N/A%
        2003                       293     9.33 -    9.33       3,555           0.00   1.50  -  1.50      21.62  -  21.62
        2002                         3     7.67 -    7.67          30           0.00   1.50  -  1.50     -30.87  - -30.87
        2001                       < 1    11.10 -   11.10           1           0.06   1.50  -  1.50      11.02  -  11.02
      LSA Mid Cap Value
        2004 (b) (n)                 -      N/A -     N/A           -           0.08   1.50  -  1.50       N/A   -    N/A
        2003                       744    15.04 -   15.04      11,272           0.09   1.50  -  1.50      37.68  -  37.68
        2002                        22    10.92 -   10.92         244           0.20   1.50  -  1.50       9.21  -   9.21
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -  0.00       0.00  -   0.00
      LSA Value Equity
        2004 (o)                     -      N/A -     N/A           -           0.38   1.50  -  1.50       N/A   -    N/A
        2003                         1    10.90 -   10.90           7           1.48   1.50  -  1.50      28.49  -  28.49
        2002                         1     8.49 -    8.49           5           0.00   1.50  -  1.50     -23.34  - -23.34
        2001                         1    11.07 -   11.07           9           0.49   1.50  -  1.50      10.71  -  10.71

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Bond
        2004                       246    13.72 -   14.02       3,438           6.02   1.25  -  1.65       4.33  -   4.75
        2003                       209    13.15 -   13.38       2,793           5.69   1.25  -  1.65       7.55  -   7.98
        2002                       183    12.22 -   12.39       2,263           5.84   1.25  -  1.65       7.14  -   7.57
        2001                       121    11.41 -   11.52       1,394           4.58   1.25  -  1.65       6.92  -   7.35
      MFS High Income
        2004                        80    11.73 -   11.99         959           4.77   1.25  -  1.65       7.36  -   7.79
        2003                        71    10.93 -   11.12         783           4.07   1.25  -  1.65      16.03  -  16.49
        2002                        47     9.42 -    9.55         447           7.56   1.25  -  1.65       0.89  -   1.29
        2001                        36     9.33 -    9.42         341           6.88   1.25  -  1.65       0.39  -   0.80
      MFS Investors Trust
        2004                       322     8.69 -    8.88       2,845           0.60   1.25  -  1.65       9.53  -   9.97
        2003                       298     7.94 -    8.08       2,398           0.62   1.25  -  1.65      20.15  -  20.63
        2002                       270     6.60 -    6.70       1,806           0.60   1.25  -  1.65     -33.95  - -21.95
        2001                       215     8.54 -    8.58       1,844           0.43   1.25  -  1.45     -17.17  - -17.00

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery
        2004                       262  $ 12.94 - $ 13.22  $    3,447           0.00%  1.25% -   1.65%     4.78%-    5.20%
        2003                       265    12.35 -   12.57       3,315           0.00   1.25  -   1.65     31.53 -   32.06
        2002                       251     9.39 -    9.52       2,380           0.00   1.25  -   1.65    -32.75 -  -32.48
        2001                       201    13.96 -   14.09       2,830           0.00   1.25  -   1.65     -6.59 -   -6.22

Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts:
      MFS New Discovery
       (Service Class)
        2004                       < 1    11.87 -   11.87           5           0.00   1.50  -   1.50      4.62 -    4.62
        2003                       < 1    11.34 -   11.34           5           0.00   1.50  -   1.50     31.43 -   31.43
        2002                       < 1     8.63 -    8.63           4           0.00   1.50  -   1.50    -32.83 -  -32.83
        2001 (ao)                  < 1    12.85 -   12.85           1           0.00   1.50  -   1.50     28.50 -   28.50
      MFS Utilities
       (Service Class)
        2004                       < 1    13.05 -   13.05         < 1           1.26   1.50  -   1.50     27.90 -   27.90
        2003                       < 1    10.21 -   10.21         < 1           1.99   1.50  -   1.50     33.54 -   33.54
        2002                       < 1     7.64 -    7.64         < 1           2.33   1.50  -   1.50    -23.57 -  -23.57
        2001 (ao) (aq)               -      N/A -     N/A           -           0.00   1.50  -   1.50       N/A -     N/A

Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity
        2004                     3,564     7.34 -    7.71      36,091           0.01   0.70  -   2.05     10.43 -   11.93
        2003                     4,391     6.65 -    6.89      40,215           0.01   0.70  -   2.05     23.50 -   25.18
        2002                     5,099     5.38 -    5.50      37,744           0.31   0.70  -   2.05    -24.18 -  -23.14
        2001                     6,802     7.10 -    7.16      66,416           0.32   0.70  -   2.05    -29.02 -  -28.96
      Captital Growth
        2002 (ar)                    -      N/A -     N/A           -           0.48   0.70  -   2.05       N/A -     N/A
        2001                     4,701     7.45 -    7.78      96,677           0.54   0.70  -   2.05    -26.83 -  -25.52
      Dividend Growth
        2004                    22,317    10.42 -   11.67     696,586           1.55   0.70  -   2.05      6.26 -    7.70
        2003                    27,375     9.81 -   10.83     820,639           1.85   0.70  -   2.05     25.30 -   27.00
        2002                    31,946     7.83 -    8.53     779,026           2.00   0.70  -   2.05    -19.68 -  -18.59
        2001                    38,547     9.75 -   10.48   1,198,348           1.85   0.70  -   2.05     -5.87 -   -2.55

(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002
(ar) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts (continued):
      Equity
        2004                    14,403  $  6.95 - $  7.34  $  511,428           0.40%  0.70% -   2.05%     8.89% -  10.37%
        2003                    17,326     6.30 -    6.74     588,664           0.37   0.70  -   2.05     20.31  -  21.95
        2002                    20,268     5.16 -    5.60     595,598           0.35   0.70  -   2.05    -22.82  - -21.76
        2001                    24,148     6.60 -    7.25     978,551           0.48   0.70  -   2.05    -27.45  - -27.38
      European Growth
        2004                     5,979     9.01 -    9.09     167,620           1.12   0.70  -   2.05     10.45  -  11.95
        2003                     7,200     8.12 -    8.16     187,302           0.86   0.70  -   2.05     26.41  -  28.13
        2002                     8,623     6.34 -    6.45     182,586           1.46   0.70  -   2.05    -22.96  - -21.91
        2001                    10,422     8.11 -    8.38     298,772           1.11   0.70  -   2.05    -18.33  - -16.22
      Global Advantage
        2004                     2,664     7.51 -    8.14      22,063           0.43   0.70  -   2.05     10.26  -  11.75
        2003                     3,230     6.72 -    7.39      24,224           1.06   0.70  -   2.05     28.46  -  30.20
        2002                     3,702     5.16 -    5.75      21,521           0.83   0.70  -   2.05    -22.42  - -21.37
        2001                     5,073     6.56 -    7.41      37,827           0.63   0.70  -   2.05    -25.89  - -23.87
      Global Dividend Growth
        2004                    10,008    11.83 -   12.89     201,476           1.45   0.70  -   2.05     12.60  -  14.13
        2003                    11,608    10.51 -   11.29     209,033           1.91   0.70  -   2.05     29.39  -  31.15
        2002                    13,562     8.12 -    8.61     190,169           1.80   0.70  -   2.05    -14.29  - -13.13
        2001                    16,305     9.48 -    9.91     269,474           2.70   0.70  -   2.05     -6.91  -  -5.24
      High Yield
        2004                     3,956     5.62 -    7.59      46,919           7.46   0.70  -   2.05      7.61  -   9.08
        2003                     4,896     5.15 -    7.05      54,254          10.14   0.70  -   2.05     25.14  -  26.84
        2002                     4,838     4.06 -    5.63      43,505          18.30   0.70  -   2.05     -9.02  -  -7.78
        2001                     6,229     4.40 -    6.19      62,081          18.08   0.70  -   2.05    -38.08  - -34.21
      Income Builder
        2004                     3,118    11.99 -   12.86      46,418           3.61   0.70  -   2.05      8.71  -  10.19
        2003                     3,590    11.03 -   11.67      49,256           3.09   0.70  -   2.05     18.39  -  20.00
        2002                     4,059     9.32 -    9.72      47,094           4.20   0.70  -   2.05     -8.29  -  -6.82
        2001                     4,728    10.06 -   10.60      60,291           4.71   0.70  -   1.85      0.63  -   6.02
      Information
        2004                       859     4.79 -   11.77       4,091           0.00   0.83  -   2.05      1.44  -   2.69
        2003                     1,036     4.72 -   11.46       4,837           0.00   0.83  -   2.05     57.81  -  59.75
        2002                       664     2.99 -    7.17       1,961           0.94   0.83  -   2.05    -44.24  - -28.27
        2001                       830     5.24 -    5.37       4,346           0.20   1.28  -   2.05    -47.60  - -46.33
      Limited Duration
        2004                     4,395    10.61 -   11.77      50,056           4.12   0.70  -   2.05     -0.64  -   0.71
        2003                     5,392    10.68 -   11.69      61,420           4.05   0.70  -   2.05      0.15  -   1.51
        2002                     6,130    10.66 -   11.51      69,291           3.58   0.70  -   2.05      1.94  -   3.33
        2001                     2,240    10.46 -   11.14      24,710           4.23   0.70  -   2.05      4.61  -   5.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts (continued):
      Money Market
        2004                    11,900  $  9.86 - $ 10.90  $  166,792           0.79%  0.70%  -  2.05%    -1.18% -   0.16%
        2003                    16,876     9.98 -   10.89     237,222           0.66   0.70   -  2.05     -1.37  -  -0.03
        2002                    28,382    10.12 -   10.89     402,007           1.31   0.70   -  2.05      0.63  -   1.21
        2001                    30,239    10.19 -   10.82     432,633           4.04   0.70   -  2.05      1.94  -   3.17
      Pacific Growth
        2004 (p)                     -      N/A -     N/A           -           0.00   0.70   -  2.05       N/A  -    N/A
        2003                     5,498     4.84 -    6.48      22,979           0.00   0.70   -  2.05     27.02  -  28.74
        2002                     5,625     3.76 -    5.10      18,319           0.00   0.70   -  2.05    -24.43  - -23.40
        2001                     7,159     4.90 -    6.75      30,415           1.88   0.70   -  2.05    -32.47  - -27.93
      Quality Income Plus
        2004                    12,316    12.17 -   14.19     276,600           5.45   0.70   -  2.05      3.09  -   4.49
        2003                    15,564    11.81 -   13.58     340,872           5.68   0.70   -  2.05      6.25  -   7.69
        2002                    19,078    11.11 -   12.61     397,716           6.01   0.70   -  2.05      3.37  -   4.78
        2001                    20,924    10.75 -   12.04     425,671           6.02   0.70   -  2.05      7.51  -   8.80
      S&P 500 Index
        2004                    11,740     8.84 -    8.87     122,996           0.96   0.70   -  2.05      8.35  -   9.82
        2003                    13,279     8.08 -    8.16     127,914           1.01   0.70   -  2.05     25.26  -  26.96
        2002                    13,650     6.36 -    6.51     104,609           1.01   0.70   -  2.05    -24.06  - -23.03
        2001                    15,542     8.27 -    8.58     156,594           0.90   0.70   -  2.05    -14.22  - -12.85
      Strategist
        2004                    12,349    10.46 -   11.41     325,336           1.91   0.70   -  2.05      8.13  -   9.60
        2003                    14,584     9.68 -   10.41     366,549           1.65   0.70   -  2.05     23.68  -  25.36
        2002                    16,778     7.82 -    8.30     351,932           1.54   0.70   -  2.05    -11.72  - -10.52
        2001                    20,192     8.86 -    9.28     494,635           2.47   0.70   -  2.05    -11.39  - -10.81
      Utilities
        2004                     7,513     7.57 -    7.89     157,840           2.49   0.70   -  2.05     18.21  -  19.82
        2003                     9,199     6.41 -    6.58     165,009           2.83   0.70   -  2.05     14.96  -  16.53
        2002                    11,242     5.57 -    5.65     179,523           2.79   0.70   -  2.05    -24.43  - -23.40
        2001                    14,351     7.37 -    7.37     309,754           2.17   0.70   -  2.05    -26.27  - -26.26

(p) For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
       (Class Y Shares)
        2004                     3,342  $ 13.29 - $ 13.58  $   26,131           0.00%  1.29% -   2.59%     9.56% -  11.02%
        2003                     3,669    12.13 -   12.23      25,091           0.00   1.29  -   2.59     21.26  -  22.34
        2002                     3,298     5.19 -    6.91      17,226           0.10   1.35  -   2.20    -24.52  - -23.87
        2001                     2,712     6.82 -    9.16      18,529           0.33   1.35  -   2.20    -29.58  -  -8.43
      Capital Growth
       (Class Y Shares)
        2002 (as)                    -       NA -      NA           -           0.27   1.35  -   2.20        NA  -     NA
        2001                       919     7.04 -    8.80       6,472           0.55   1.35  -   2.20    -27.48  - -12.03
      Dividend Growth
       (Class Y Shares)
        2004                    11,891    12.81 -   13.10     132,693           1.43   1.29  -   2.59      5.41  -   6.81
        2003                    11,170    12.15 -   12.26     114,227           1.65   1.29  -   2.59     21.52  -  22.60
        2002                     8,696     7.42 -    8.04      68,923           1.99   1.35  -   2.20    -20.02  - -19.33
        2001                     5,970     9.28 -    9.97      59,002           1.79   1.35  -   2.20     -7.18  -  -6.70
      Equity
       (Class Y Shares)
        2004                    13,667    12.72 -   13.01     112,120           0.22   1.29  -   2.59      7.99  -   9.43
        2003                    14,125    11.78 -   11.88      98,665           0.14   1.29  -   2.59     17.80  -  18.84
        2002                    11,901     5.31 -    8.10      63,832           0.19   1.35  -   2.30    -22.50  - -19.01
        2001                     8,803     6.86 -    9.19      60,598           0.31   1.35  -   2.20    -28.05  -  -8.10
      European Growth
       (Class Y Shares)
        2004                     4,429    13.78 -   14.09      41,305           0.98   1.29  -   2.59      9.57  -  11.03
        2003                     4,424    12.58 -   12.69      35,785           0.61   1.29  -   2.59     25.79  -  26.90
        2002                     3,700     5.76 -    8.05      21,755           1.85   1.35  -   2.30    -22.58  - -19.50
        2001                     2,730     7.44 -    9.53      20,541           1.21   1.35  -   2.20    -19.03  -  -4.74
      Global Advantage
       (Class Y Shares)
        2004                     1,302    13.66 -   13.97      10,869           0.30   1.29  -   2.59      9.38  -  10.84
        2003                     1,276    12.49 -   12.60       9,194           0.74   1.29  -   2.59     24.92  -  26.03
        2002                     1,033     4.95 -    8.06       5,212           0.66   1.35  -   2.30    -22.00  - -19.42
        2001                       917     6.35 -    8.95       5,854           0.62   1.35  -   2.20    -24.57  - -10.52
      Global Dividend Growth
       (Class Y Shares)
        2004                     5,319    14.36 -   14.68      65,871           1.37   1.29  -   2.59     11.68  -  13.17
        2003                     4,330    12.86 -   12.97      46,680           1.63   1.29  -   2.59     28.57  -  29.71
        2002                     2,607     7.89 -    8.13      20,621           1.86   1.35  -   2.30    -18.74  - -13.89
        2001                     1,127     9.17 -    9.66      10,357           2.50   1.35  -   2.20     -7.71  -  -3.44

(as) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   (Class Y Shares)
   Sub-Accounts (continued):
      High Yield
       (Class Y Shares)
        2004                     4,910  $ 11.99 - $ 12.25  $   37,267           7.51%  1.29% -   2.59%     6.73% -   8.15%
        2003                     5,305    11.23 -   11.33      33,806           8.97   1.29  -   2.59     12.32  -  13.31
        2002                     2,433     4.14 -    9.10      10,639          18.51   1.35  -   2.30     -8.99  -  -8.60
        2001                     1,281     4.53 -    7.69       6,088          21.82   1.35  -   2.20    -34.81  - -23.06
      Income Builder
       (Class Y Shares)
        2004                     3,881    12.47 -   12.75      46,473           3.55   1.29  -   2.59      7.85  -   9.29
        2003                     3,718    11.56 -   11.67      40,658           2.90   1.29  -   2.59     15.63  -  16.66
        2002                     1,482     8.88 -    9.17      13,401           4.48   1.35  -   2.30    -11.23  -  -9.19
        2001                       709     9.60 -   10.10       7,100           4.76   1.35  -   2.20     -4.03  -   0.73
      Information
       (Class Y Shares)
        2004                     2,101    14.93 -   15.27      12,763           0.00   1.29  -   2.59      0.68  -   2.02
        2003                     2,271    14.83 -   14.96      13,028           0.00   1.29  -   2.59     48.33  -  49.65
        2002                     1,667     2.92 -    7.43       5,044           1.07   1.35  -   2.30    -44.05  - -25.69
        2001                     1,378     5.23 -    8.91       7,356           0.18   1.35  -   2.20    -43.76  - -10.94
      Limited Duration
       (Class Y Shares)
        2004                    11,437     9.79 -   10.00     120,213           4.01   1.29  -   2.59     -1.45  -  -0.13
        2003                    11,259     9.93 -   10.02     120,623           3.95   1.29  -   2.59     -0.70  -   0.18
        2002                     6,502    10.12 -   11.09      70,981           3.13   1.35  -   2.30      1.22  -   2.41
        2001                     2,087    10.25 -   10.82      22,344           3.47   1.35  -   2.20      2.47  -   5.06
      Money Market
       (Class Y Shares)
        2004                     8,639     9.65 -    9.87      85,984           0.59   1.29  -   2.59     -1.99  -  -0.68
        2003                     8,984     9.85 -    9.94      90,996           0.40   1.29  -   2.59     -1.52  -  -0.64
        2002                    12,744     9.92 -   10.46     131,413           1.01   1.35  -   2.30     -0.78  -  -0.27
        2001                     9,369    10.02 -   10.49      97,217           3.35   1.35  -   2.20      0.22  -   2.25
      Pacific Growth
       (Class Y Shares)
        2004 (p)                     -      N/A -     N/A           -           0.00   1.29  -   2.44       N/A  -    N/A
        2003                     1,166    13.83 -   13.94       7,364           0.00   1.29  -   2.44     38.35  -  39.43
        2002                       631     3.94 -    6.09       2,619           0.00   1.35  -   2.20    -25.23  - -24.59
        2001                       293     5.22 -    8.14       1,629           3.73   1.35  -   2.20    -28.24  - -18.60

(p)  For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
      Quality Income Plus
       (Class Y Shares)
        2004                    14,099  $ 10.46 - $ 10.69  $  170,081           5.24%  1.29% -   2.59%     2.35% -   3.72%
        2003                    11,264    10.22 -   10.31     136,406           5.95   1.29  -   2.59      2.20  -   3.11
        2002                     8,406    10.33 -   12.04      99,130           5.73   1.35  -   2.30      3.28  -   3.85
        2001                     4,637    10.39 -   11.59      52,927           5.34   1.35  -   2.20      3.89  -   7.85
      S&P 500 Index
       (Class Y Shares)
        2004                    16,146    12.90 -   13.19     151,930           0.81   1.29  -   2.59      7.44  -   8.87
        2003                    15,307    12.01 -   12.11     127,061           0.82   1.29  -   2.59     20.07  -  21.14
        2002                    10,380     5.90 -    7.13      61,909           0.94   1.35  -   2.20    -24.35  - -23.71
        2001                     5,853     7.73 -    9.42      45,552           0.86   1.35  -   2.20    -13.71  -  -5.81
      Strategist
       (Class Y Shares)
        2004                     8,876    12.79 -   13.08      95,972           1.74   1.29  -   2.59      7.26  -   8.70
        2003                     8,863    11.93 -   12.03      87,272           1.45   1.29  -   2.59     19.28  -  20.34
        2002                     7,216     7.78 -    8.89      55,794           1.43   1.35  -   2.30    -11.32  - -11.06
        2001                     5,356     8.77 -    9.50      46,793           2.47   1.35  -   2.20    -11.61  -  -4.97
      Utilities
       (Class Y Shares)
        2004                     3,569    13.36 -   13.66      29,343           2.33   1.29  -   2.59     17.17  -  18.73
        2003                     3,738    11.40 -   11.51      25,295           2.70   1.29  -   2.59     14.04  -  15.05
        2002                     3,518     5.61 -    6.23      19,653           2.81   1.35  -   2.20    -24.76  - -24.11
        2001                     3,257     7.40 -    8.28      24,013           2.20   1.35  -   2.20    -26.98  - -17.17

 Investments in the
 Oppenheimer Variable
    Account Funds
   Sub-Accounts:
      Oppenheimer Bond
        2004                       399    12.94 -   13.22       5,253           4.64   1.25  -   1.65      3.77  -   4.18
        2003                       386    12.47 -   12.69       4,894           4.79   1.25  -   1.65      5.03  -   5.45
        2002                       726    11.87 -   12.04       8,735           6.14   1.25  -   1.65      7.29  -   7.72
        2001                       477    11.07 -   11.17       5,325           5.83   1.25  -   1.65      6.01  -   6.44
      Oppenheimer Capital
        Appreciation
        2004                       662    10.58 -   10.81       7,132           0.31   1.25  -   1.65      5.19  -   5.61
        2003                       639    10.06 -   10.24       6,527           0.35   1.25  -   1.65     28.80  -  29.32
        2002                       620     7.81 -    7.92       4,902           0.64   1.25  -   1.65    -28.06  - -27.77
        2001                       653    10.86 -   10.96       7,148           0.47   1.25  -   1.65    -14.02  - -13.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the
  Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
      Oppenheimer Global
       Securities
        2004                       409  $ 15.96 - $ 16.31  $    6,645           1.21%  1.25% -   1.65%    17.21% -  17.68%
        2003                       419    13.61 -   13.86       5,791           0.67   1.25  -   1.65     40.68  -  41.25
        2002                       450     9.68 -    9.81       4,402           0.60   1.25  -   1.65    -23.41  - -23.10
        2001                       473    12.64 -   12.76       6,023           0.51   1.25  -   1.65    -13.49  - -13.14
      Oppenheimer High
       Income
        2004                       174    11.97 -   12.23       2,117           5.84   1.25  -   1.65      7.18  -   7.61
        2003                       137    11.17 -   11.37       1,548           5.98   1.25  -   1.65     11.67  -  22.42
        2002                       115     9.22 -    9.28       1,062          11.89   1.25  -   1.45     -3.80  -  -3.61
        2001                       137     9.59 -    9.63       1,318           7.52   1.25  -   1.45      0.49  -   0.69
      Oppenheimer Main Street
       Small Cap Growth
        2004                       256    17.18 -   17.56       4,484           0.00   1.25  -   1.65     17.47  -  17.94
        2003                       230    14.63 -   14.89       3,423           0.00   1.25  -   1.65     42.00  -  42.57
        2002                       199    10.30 -   10.44       2,078           0.00   1.25  -   1.65    -17.13  - -16.79
        2001                       159    12.43 -   12.55       1,991           0.00   1.25  -   1.65     -2.00  -  -1.61

Investments in the
  Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Aggressive
       Growth (SC)
        2004 (b)                   946    14.31 -   14.70      13,794           0.00   1.29  -   2.54     16.40  -  17.89
        2003                       580    12.38 -   12.47       7,195           0.00   1.29  -   1.84     23.84  -  24.68
        2002 (ap)                    7    10.06 -   10.07          68           0.00   1.29  -   1.74      0.59  -   0.69
      Oppenheimer
       Balanced (SC) (q)
        2004 (b)                 2,497    13.88 -   14.28      35,401           0.78   1.29  -   2.59      8.38  -  38.83
        2003                     1,346    13.02 -   13.18      17,658           0.00   1.29  -   2.34     30.21  -  31.76
        2002 (ap)                   19    10.68 -   10.71         207           0.00   1.29  -   2.24      6.84  -   7.06
      Oppenheimer Bond (SC)
        2004 (c)                    68    10.10 -   10.12         687           0.00   1.29  -   2.09      0.97  -   1.18

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the
  Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
      Oppenheimer Capital
       Appreciation (SC)
        2004 (b)                 3,109  $ 12.66 - $ 12.97  $   40,076           0.20%  1.29% -   2.69%     3.75% -   5.24%
        2003 (ai)                1,236    12.23 -   12.32      15,196           0.00   1.29  -   2.64     22.35  -  23.23
      Oppenheimer Global
       Securities (SC)
        2004 (b)                 1,671    16.36 -   16.81      27,890           1.06   1.29  -   2.54     17.35  -  63.59
        2003                       945    14.20 -   14.32      13,485           0.00   1.29  -   1.99     42.00  -  43.23
        2002 (ap)                   14    10.14 -   10.16         138           0.00   1.29  -   1.89      1.44  -   1.57
      Oppenheimer High
       Income (SC)
        2004 (b)                 2,292    13.61 -   13.99      31,835           4.80   1.29  -   2.59      7.33  -  36.05
        2003                     1,079    12.95 -   13.04      14,015           0.00   1.29  -   1.89     29.46  -  30.39
        2002 (ap)                   13    10.65 -   10.67         138           0.00   1.29  -   1.99      6.54  -   6.70
      Oppenheimer Main
       Street (SC)
        2004 (b)                 4,263    13.29 -   13.70      57,933           0.62   1.29  -   2.69      6.21  -   7.74
        2003                     2,868    12.56 -   12.71      36,308           0.00   1.29  -   2.34     25.63  -  27.13
        2002 (ap)                   96    10.16 -   10.19         979           0.00   1.29  -   2.24      1.65  -   1.86
      Oppenheimer Main Street
       Small Cap Growth (SC)
        2004 (b)                 1,714    16.88 -   17.36      29,516           0.00   1.29  -   2.59     16.09  -  17.64
        2003                     1,040    14.65 -   14.75      15,279           0.00   1.29  -   1.89     46.50  -  47.55
        2002                        36     9.89 -    9.89         367           0.00   1.50  -   1.50    -17.19  - -17.19
        2001 (ao)                  < 1    11.94 -   11.94           4           0.00   1.50  -   1.50     19.40  -  19.40
      Oppenheimer Strategic
       Bond (SC)
        2004 (b)                 6,045    12.68 -   13.07      78,449           3.76   1.29  -   2.69      5.52  -   7.04
        2003                     2,662    12.11 -   12.21      32,367           0.00   1.29  -   1.99     21.08  -  22.13
        2002 (ap)                   73    10.54 -   10.56         771           0.00   1.29  -   2.24      5.38  -   5.60

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the PIMCO
    Advisors Variable
    Insurance
    Trust Sub-Accounts:
       OpCap Balanced
         2004 (a) (f)                1  $ 10.79 - $ 10.79  $       10           0.00%  1.50% -   1.50%     7.94% -   7.94%
       OpCap Small Cap
         2004                      < 1    15.15 -   15.15           2           0.04   1.50  -   1.50     16.11  -  16.11
         2003                      < 1    13.05 -   13.05           1           0.00   1.50  -   1.50     40.52  -  40.52
         2002                      < 1     9.29 -    9.29           1           0.00   1.50  -   1.50    -22.81  - -22.81
         2001 (ao)                 < 1    12.03 -   12.03         < 1           0.00   1.50  -   1.50     20.33  -  20.33
       PEA Science and
        Technology
         2004                      < 1    11.73 -   11.73           1           0.00   1.50  -   1.50     -6.53  -  -6.53
         2003                      < 1    12.55 -   12.55           1           0.00   1.50  -   1.50     60.89  -  60.89
         2002                      < 1     7.80 -    7.80           1           0.00   1.50  -   1.50    -50.34  - -50.34
         2001 (ao)                 < 1    15.70 -   15.70           3           0.00   1.50  -   1.50     57.03  -  57.03

Investments in the PIMCO
    Variable Insurance Trust
    Sub-Accounts:
       Foreign Bond
         2004                      < 1    11.24 -   11.24           2           1.92   1.50  -   1.50      3.98  -   3.98
         2003                      < 1    10.81 -   10.81           2           1.40   1.50  -   1.50      0.72  -   0.72
         2002                       10    10.73 -   10.73         108           1.96   1.50  -   1.50      6.58  -   6.58
         2001 (ao)                 < 1    10.07 -   10.07           1           0.80   1.50  -   1.50      0.68  -   0.68
       Money Market
         2004                        2     9.86 -    9.86          18           0.91   1.50  -   1.50     -0.63  -  -0.63
         2003                        1     9.93 -    9.93          14           0.71   1.50  -   1.50     -0.79  -  -0.79
         2002                        1    10.01 -   10.01           7           1.68   1.50  -   1.50     -0.12  -  -0.12
         2001 (ao)                 < 1    10.02 -   10.02           4           0.70   1.50  -   1.50      0.17  -   0.17
       PIMCO Total Return
         2004                      < 1    11.46 -   11.46           1           1.76   1.50  -   1.50      3.31  -   3.31
         2003                      < 1    11.09 -   11.09           1           1.71   1.50  -   1.50      3.46  -   3.46
         2002                       10    10.72 -   10.72         108           2.31   1.50  -   1.50      7.45  -   7.45
         2001 (ao)                 < 1     9.97 -    9.97           1           2.43   1.50  -   1.50     -0.25  -  -0.25


(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts:
      VT American
       Government Income
        2004                     5,447  $ 11.92 - $ 13.07  $   66,003           3.83%  0.80% -   2.15%     0.45% -   1.84%
        2003                     6,916    11.87 -   12.83      83,025           2.44   0.80  -   2.15     -0.63  -   0.74
        2002                    11,733    11.94 -   12.74     141,661           1.69   0.80  -   2.15      6.53  -   8.00
        2001                     5,724    11.21 -   11.80      64,746           0.00   0.80  -   2.15      5.69  -  12.10
      VT Asia Pacific Growth
        2002 (at)                    -      N/A -     N/A           -           1.43   1.40  -   1.40       N/A  -    N/A
        2001                       552     5.12 -    5.56       3,828           0.00   0.80  -   2.00    -48.84  - -24.61
      VT Capital Appreciation
        2004                     2,103     8.01 -    8.47      17,376           0.00   0.80  -   2.15     12.24  -  13.78
        2003                     2,142     7.14 -    7.44      15,653           0.00   0.80  -   2.15     22.11  -  23.80
        2002                     2,075     5.84 -    6.01      12,315           0.14   0.80  -   2.15    -41.57  - -22.97
        2001                     1,123     7.70 -    7.81       8,706           0.00   0.80  -   2.10    -23.05  - -14.60
      VT Capital
       Opportunities
        2004                       233    14.95 -   15.20       3,508           4.42   0.80  -   1.80     16.00  -  17.18
        2003 (ai)                  105    12.88 -   12.97       1,361           0.00   0.80  -   1.80     28.84  -  29.72
      VT Discovery Growth
        2004                     4,028     4.64 -    4.91      19,286           0.00   0.80  -   2.15      5.26  -   6.72
        2003                     4,414     4.41 -    4.60      19,925           0.00   0.80  -   2.15    -55.93  -  30.95
        2002                     4,497     3.42 -    3.51      15,586           0.00   0.80  -   2.10    -31.06  - -30.14
        2001                     1,522     4.95 -    5.03       7,594           0.00   0.80  -   2.10    -50.46  - -31.34
      VT Diversified Income
        2004                     6,878    13.07 -   14.05      91,198           9.33   0.80  -   2.15      6.85  -   8.33
        2003                     7,447    12.23 -   12.97      91,662           8.88   0.80  -   2.15     17.47  -  19.09
        2002                     7,477    10.41 -   10.89      77,731           8.53   0.80  -   2.15      3.63  -   5.06
        2001                     7,228    10.05 -   10.36      71,901           7.06   0.80  -   2.15      0.50  -   2.68
      VT Equity Income
        2004                     1,611    13.10 -   13.41      21,402           0.00   0.80  -   2.15     10.92  -  31.03
        2003 (ai)                  786    11.99 -   12.09       9,460           0.66   0.80  -   2.00     19.88  -  20.86
      VT The George Putnam
       Fund of Boston
        2004 (b)                20,326    11.95 -   12.60     235,336           1.86   0.80  -   2.69      5.30  -   7.34
        2003                    19,241    11.24 -   12.16     206,716           0.00   1.29  -   2.59     12.42  -  21.58
        2002                    16,695     9.59 -   10.50     152,666           2.32   0.80  -   2.24     -9.48  -   5.02
        2001                    13,241    10.60 -   10.70     134,080           2.24   0.80  -   2.15     -0.35  -   6.99

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(at) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Global Asset
       Allocation
        2004 (b)                 2,842  $ 10.36 - $ 13.10  $   30,774           2.74%  0.80% -   2.59%     6.28% -   8.24%
        2003                     2,429    12.40 -   12.51      23,896           0.00   1.29  -   1.99     24.02  -  25.10
        2002                     1,970     7.44 -    7.92      15,333           1.79   0.80  -   2.15    -25.60  - -13.22
        2001                     1,676     8.69 -    9.12      15,106           0.93   0.80  -   1.95    -13.09  -  -9.25
      VT Global Equity
        2004                     7,523     5.48 -    7.33      57,172           1.99   0.80  -   2.15     11.24  -  12.77
        2003                     8,402     4.93 -    6.50      57,065           0.94   0.80  -   2.15     26.45  -  28.20
        2002                     9,465     3.90 -    5.07      50,470           0.06   0.80  -   2.15    -24.07  - -23.02
        2001                    10,258     5.13 -    6.59      71,381           0.00   0.80  -   2.15    -48.67  - -30.33
      VT Growth and Income
        2004 (b)                60,567    11.57 -   14.46     637,531           1.57   0.70  -   2.69      8.12  -  10.34
        2003                    65,333    10.49 -   12.22     621,221           1.62   0.70  -   2.44     22.22  -  26.49
        2002                    65,676     8.15 -    8.29     486,342           1.59   0.70  -   2.30    -19.55  - -18.46
        2001                    62,516     9.42 -   10.31     577,300           1.20   0.70  -   2.20     -5.76  -   3.07
      VT Growth Opportunities
        2004                     6,214     4.05 -    4.33      26,208           0.00   0.80  -   2.15     -0.44  -   0.93
        2003                     6,714     4.07 -    4.29      28,238           0.00   0.80  -   2.15    -59.35  -  22.07
        2002                     7,152     3.44 -    3.52      24,793           0.00   0.80  -   2.10    -30.97  - -30.06
        2001                     7,039     4.99 -    5.03      35,105           0.00   0.80  -   2.10    -50.13  - -32.64
      VT Health Sciences
        2004 (b)                 7,227    11.50 -   11.72      79,101           0.18   0.80  -   2.49      4.46  -   6.27
        2003                     7,855    11.24 -   11.37      81,155           0.00   1.29  -   2.34     12.39  -  13.73
        2002                     8,375     7.48 -    9.22      73,643           0.00   0.80  -   2.15    -22.06  - -20.98
        2001                     8,541     9.60 -   11.67      95,453           0.00   0.80  -   2.15    -20.40  -  -4.05
      VT High Yield
        2004 (b)                 7,790    13.13 -   14.24     100,363           7.97   0.80  -   2.59      9.66  -  42.44
        2003                     8,620    13.33 -   13.43     100,371           4.98   1.29  -   1.89     33.33  -  34.28
        2002                     6,086    10.31 -   10.31      54,823           2.38   1.50  -   1.50     -2.21  -  -2.21
        2001                     5,020    10.54 -   10.54      46,125           0.00   1.50  -   1.50      5.38  -   5.38
      VT Income
        2004 (b)                16,891    10.53 -   13.00     201,496           4.05   0.80  -   2.59      3.60  -   5.30
        2003                    16,918    10.43 -   10.51     198,574           0.00   1.29  -   1.89      4.30  -   5.07
        2002                    15,331    10.17 -   12.12     179,131           4.70   0.80  -   2.24      1.73  -   7.02
        2001                    11,046    11.15 -   11.32     121,265           4.90   0.80  -   2.15      6.43  -  11.45

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
    Variable Trust
    Sub-Accounts (continued):
      VT International Equity
         2004 (b)               23,291  $ 8.96  - $ 14.24  $  247,463           1.42%  0.70% -   2.59%    13.19% -  15.38%
         2003                   24,058    7.76  -   12.58     220,203           0.79   0.70  -   2.59     25.77  -  27.63
         2002                   23,690    6.08  -    8.05     165,705           0.75   0.70  -   2.30    -19.46  - -18.24
         2001                   19,472    7.44  -    9.15     170,563           0.22   0.70  -   2.20    -21.17  -  -8.50
       VT International
        Growth and Income
         2004 (b)                4,427   10.43  -   11.72      51,803           1.15   0.80  -   2.15     18.38  -  20.01
         2003                    3,946   12.55  -   12.55      38,739           1.40   1.50  -   1.50     35.78  -  35.78
         2002                    4,193    9.24  -    9.24      30,279           0.52   1.50  -   1.50    -15.06  - -15.06
         2001 (q)                3,750   10.88  -   10.88      31,865           0.00   1.50  -   1.50      8.79  -   8.79
       VT International New
        Opportunities
         2004                    3,533    5.65  -    7.96      29,412           0.97   0.80  -   2.15     10.91  -  12.44
         2003                    3,723    5.10  -    7.08      27,875           0.29   0.80  -   2.15     30.35  -  32.14
         2002                    4,098    3.91  -    5.36      23,437           0.66   0.80  -   2.15    -60.90  - -14.32
         2001                    4,541    3.95  -    6.25      30,643           0.00   0.80  -   2.10    -60.53  - -29.25
       VT Investors
         2004 (b)               23,064    7.44  -   13.28     177,118           0.46   0.80  -   2.44      9.89  -  11.74
         2003                   25,682   12.09  -   12.18     176,160           0.00   1.29  -   2.44     20.89  -  21.84
         2002                   28,543    5.28  -   10.39     152,912           0.16   0.80  -   2.24    -24.48  -   3.95
         2001                   31,060    6.33  -    6.99     221,772           0.00   0.80  -   2.10    -36.73  - -25.38
       VT Mid Cap Value
         2004                      568   14.37  -   14.70       8,269           0.00   0.80  -   2.15     12.96  -  14.52
         2003 (ai)                 208   12.72  -   12.84       2,666           0.53   0.80  -   2.15     27.23  -  28.40
       VT Money Market
         2004 (b)                7,635    9.58  -   10.88      77,879           0.66   0.80  -   2.59     -4.24  -  -0.15
         2003                    8,105    9.75  -    9.91      84,932           0.07   1.29  -   2.69     -2.45  -  -0.86
         2002                   10,198   10.43  -   10.93     110,594           1.22   0.80  -   2.10     -0.93  -   0.38
         2001                    9,954   10.53  -   10.89     108,101           3.43   0.80  -   2.10      2.93  -   5.25
       VT New Opportunities
         2004 (b)               17,915    6.77  -   14.34     128,471           0.00   0.80  -   2.69      7.34  -   9.43
         2003                   20,301   13.42  -   13.58     132,129           0.00   1.29  -   2.34     34.20  -  35.80
         2002                   21,511    4.71  -   10.37     104,036           0.00   0.80  -   2.24    -31.07  -   3.66
         2001                   23,544    6.83  -    7.82     165,813           0.00   0.80  -   2.15    -30.70  - -21.83

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT New Value
        2004 (b)                10,012  $ 15.22 - $ 16.24  $  143,706           0.80%  0.80% -   2.59%    14.50% -  62.44%
        2003                     9,236    14.51 -   14.51     115,022           0.00   2.14  -   2.14     45.11  -  45.11
        2002                     8,498    10.01 -   10.11      79,612           0.91   0.80  -   2.15    -17.42  - -16.28
        2001                     6,342    12.08 -   12.12      71,332           0.65   0.80  -   2.15      2.49  -  21.19
      VT OTC & Emerging
       Growth
        2004                     8,536     2.04 -    3.86      34,313           0.00   0.80  -   2.10      6.25  -   7.66
        2003                     9,070     1.92 -    3.59      34,595           0.00   0.80  -   2.10     32.87  -  34.63
        2002                     9,824     1.45 -    2.66      28,362           0.00   0.80  -   2.10    -33.65  - -32.76
        2001                    10,153     2.18 -    3.96      44,146           0.00   0.80  -   2.10    -78.22  - -46.13
      VT Research
        2004 (b)                11,397     8.87 -   13.63     104,560           0.00   0.80  -   2.49      4.88  -   6.70
        2003                    12,610    13.15 -   13.15     108,191           0.00   1.49  -   1.49     31.48  -  31.48
        2002                    13,155     5.79 -    6.68      89,259           0.56   0.80  -   2.15    -23.88  - -22.83
        2001                    12,005     7.61 -    8.66     106,092           0.27   0.80  -   2.15    -23.91  - -19.49
      VT Small Cap Value
        2004 (b)                 9,526    13.51 -   13.67     176,588           0.34   0.70  -   2.30     23.31  -  25.33
        2003                    10,165    10.91 -   10.95     152,271           0.33   0.70  -   2.30      9.54  -  48.60
        2002                     9,542     7.34 -    7.50      99,845           0.00   0.70  -   2.20    -26.60  - -25.03
        2001                     5,613    13.35 -   15.59      81,568           0.01   0.80  -   2.15     17.18  -  33.45
      VT Technology
        2002 (at)                    -      N/A -     N/A           -           0.00   0.80  -   2.10       N/A  -    N/A
        2001                     3,716     3.54 -    3.60      13,257           0.00   0.80  -   2.10    -39.66  - -64.62
      VT Utilities Growth and
       Income
        2004 (b)                 4,572     9.71 -   16.47      47,881           2.12   0.80  -   2.69     18.33  -  20.63
        2003                     4,726    14.07 -   14.14      40,109           0.00   1.29  -   1.79     40.74  -  41.45
        2002                     5,011     6.33 -    6.50      33,396           3.54   0.80  -   2.15    -25.72  - -24.69
        2001                     5,618     8.52 -    8.63      49,972           2.88   0.80  -   2.15    -22.95  - -14.80
      VT Vista
        2004 (b)                11,018     8.74 -   15.50      98,090           0.00   0.80  -   2.69     15.42  -  17.66
        2003                    11,475    13.49 -   13.65      85,718           0.00   1.29  -   2.34     34.85  -  36.46
        2002                    10,931     5.62 -   10.36      59,768           0.00   0.80  -   2.24    -31.16  -   3.60
        2001                    11,518     5.53 -    8.17      91,421           0.00   0.80  -   2.10    -44.69  - -34.04

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(at) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
    Variable Trust
    Sub-Accounts (continued):
      VT Voyager
        2004 (b)                47,857  $  6.21 - $ 12.55  $  386,065           0.25%  0.70% -   2.69%     2.21% -   4.30%
        2003                    51,674     5.96 -   11.65     392,809           0.34   0.70  -   2.59     16.48  -  24.04
        2002                    49,652     4.80 -    7.94     292,166           0.59   0.70  -   2.30    -27.04  - -20.58
        2001                    47,191     6.58 -    9.09     386,885           0.00   0.70  -   2.20    -22.95  -  -9.13

Investments in the Rydex
   Variable Trust
   Sub-Account:
     Rydex OTC
        2004                       < 1    12.62 -   12.62         < 1           0.00   1.50  -   1.50      7.71  -   7.71
        2003                       < 1    11.71 -   11.71         < 1           0.00   1.50  -   1.50     43.24  -  43.24
        2002                       < 1     8.18 -    8.18         < 1           0.00   1.50  -   1.50    -18.23  - -18.23
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00

Investments in the Salomon
   Brothers Variable Series
   Funds Inc. Sub-Accounts:
      All Cap (r)
        2004                         1    12.01 -   12.01           6           0.54   1.50  -   1.50      6.69  -   6.69
        2003                         1    11.26 -   11.26           6           0.26   1.50  -   1.50     36.95  -  36.95
        2002                         1     8.22 -    8.22           4           0.45   1.50  -   1.50    -26.18  - -26.18
        2001 (ao)                  < 1    11.14 -   11.14           5           1.34   1.50  -   1.50     11.37  -  11.37
      Investors
        2004 (a) (o)                 1    10.94 -   10.94           8           2.81   1.50  -   1.50      9.35  -   9.35

Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital Appreciation
        2004                        53    11.15 -   11.33         601           0.26   1.29  -   2.34      4.26  -   5.38
        2003 (al)                   24    10.70 -   10.75         254           0.00   1.29  -   2.34      6.96  -   7.49

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002
(al) For the period beginning July 15, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI Growth & Income
        2004                        71  $ 12.64 - $ 12.81  $      906           1.19%  1.29% -   2.19%    12.83% -  26.43%
        2003 (al)                   10    11.32 -   11.36         117           0.55   1.29  -   1.89     13.25  -  13.56
      STI International
       Equity
        2004                         3    14.32 -   14.45          37           2.15   1.29  -   1.89     17.81  -  43.23
        2003 (al)                  < 1    12.26 -   12.27           1           0.00   1.29  -   1.49     22.55  -  22.67
      STI Investment Grade
       Bond
        2004                       104    10.19 -   10.31       1,069           3.53   1.29  -   2.04      1.95  -   2.83
        2003 (al)                   12     9.99 -   10.03         116           1.28   1.29  -   1.99     -0.07  -   0.26
      STI Mid-Cap Equity
        2004                        34    13.03 -   13.19         443           0.83   1.29  -   2.09     15.31  -  30.33
        2003 (al)                   11    11.41 -   11.44         131           0.66   1.29  -   1.89     14.06  -  14.38
      STI Small Cap Value
         Equity
        2004                        37    14.81 -   15.00         548           0.38   1.29  -   2.14     21.53  -  22.59
        2003 (al)                    7    12.18 -   12.23          85           0.27   1.29  -   2.14     21.84  -  22.33
      STI Value Income Stock
        2004                        53    12.65 -   12.82         670           1.83   1.29  -   2.19     26.47  -  28.18
        2003 (al)                    3    11.23 -   11.25          39           1.06   1.49  -   1.89     12.31  -  12.52

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
       Emerging Markets
       Equity (s)
        2004                     3,920     9.43 -   14.32      43,013           0.66   0.70  -   2.20     20.41  -  22.26
        2003                     3,702     7.71 -   12.70      33,517           0.00   0.70  -   2.20     46.42  -  48.63
        2002                     3,528     5.19 -    8.68      21,572           0.00   0.70  -   2.20    -10.88  -  -9.54
        2001                     2,296     5.74 -    9.74      16,448           0.00   0.70  -   2.20    -42.63  -  -2.64
      Van Kampen UIF
       Equity Growth (t)
        2004 (h) (j) (m)         8,227     7.20 -   10.68      69,608           0.19   0.70  -   2.69      6.83  -   7.02
        2003                     7,319     6.73 -    8.28      56,334           0.00   0.70  -   2.20     22.21  -  24.06
        2002                     7,462     5.42 -    6.78      47,600           0.15   0.70  -   2.20    -29.44  - -28.37
        2001                     8,236     7.57 -    9.60      76,091           0.00   0.70  -   2.20    -15.71  -  -3.96

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(al) For the period beginning July 15, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
       High Yield (u)
        2004                        27  $ 12.78 - $ 12.78  $      351           6.02%  1.50% -   1.50%     7.84% -   7.84%
        2003                        28    11.85 -   11.85         326           0.00   1.50  -   1.50     23.83  -  23.83
        2002                        12     9.57 -    9.57         111          18.80   1.50  -   1.50     -8.66  -  -8.66
        2001(ao)                   < 1    10.48 -   10.48           4          22.64   1.50  -   1.50      4.78  -   4.78
      Van Kampen UIF
       International Magnum
          (v)
        2004                     3,705     9.12 -   10.56      34,028           2.75   0.70  -   2.20     14.84  -  16.57
        2003                     3,576     7.82 -   10.06      28,529           0.14   0.70  -   2.20     24.62  -  26.53
        2002                     2,993     6.18 -    7.38      19,088           1.10   0.70  -   2.20    -18.63  - -17.39
        2001                     2,502     7.49 -    9.07      19,772           0.51   0.70  -   2.20    -25.14  -  -9.31
      Van Kampen UIF
       Mid Cap Growth (w)
        2004                     2,992    12.46 -   12.51      36,518           0.00   0.70  -   2.30     18.80  -  20.75
        2003                     2,559    10.36 -   10.49      26,112           0.00   0.70  -   2.30     38.51  -  40.78
        2002 (au)                  895     7.36 -    7.57       6,544           0.00   0.70  -   2.30    -26.42  - -24.29
      Van Kampen UIF
       U.S. Mid Cap Value
         (x)
        2004 (k) (n)            12,920    11.22 -   12.71     140,654           0.02   0.70  -   2.69     12.22  -  13.79
        2003                    11,859    10.67 -   11.17     113,886           0.00   0.70  -   2.30     38.26  -  40.52
        2002                    10,941     7.71 -    7.95      75,421           0.00   0.70  -   2.30    -28.53  - -22.85
        2001                     6,472     9.83 -   11.13      63,097           0.00   0.70  -   2.20     -3.83  -  -1.74
      Van Kampen UIF
       U.S. Real Estate (y)
        2004                     3,438    16.10 -   25.42      73,134           1.55   0.70  -   2.30     33.26  -  35.44
        2003                     3,882    12.08 -   18.77      61,626           0.00   0.70  -   2.30     35.28  -  37.50
        2002                     3,778     8.93 -   13.65      44,038           3.91   0.70  -   2.30    -10.71  -  -2.15
        2001                     2,301    10.22 -   13.95      27,855           4.53   0.70  -   2.20      2.25  -  39.49

(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(au) For period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Active
       International
       Allocation
       (Class II)
        2003 (am)                    -  $ 11.79 - $ 11.87  $        -           0.00%  1.29% -   2.69%    17.94% -  18.75%
        2002 (ap)                    1    10.25 -   10.26          15           3.56   1.29  -   1.69      2.55  -   2.64
      Van Kampen UIF
       Emerging Markets
       Debt (Class II) (z)
        2004 (b)                 1,248    12.03 -   12.30      17,171           7.13   1.29  -   2.59      7.23  -   8.66
        2003                       347    11.22 -   13.96       4,296           0.00   1.29  -   2.59     12.19  -  39.60
        2002 (ap)                  < 1    11.07 -   11.07         < 1          15.98   1.29  -   1.29     10.69  -  10.69
      Van Kampen UIF
       Emerging Markets
       Equity (Class II)
       (aa)
        2004                       471    17.71 -   18.10       8,467           0.70   1.29  -   2.59     21.41  -  77.09
        2003 (ai)                  272    14.78 -   14.91       4,043           0.00   1.29  -   2.59     47.81  -  49.12
      Van Kampen UIF
       Equity and Income
       (Class II) (ab)
        2004                     1,935    12.51 -   12.79      23,296           0.00   1.29  -   2.59      8.63  -  10.08
        2003 (ai)                  561    11.52 -   11.62       6,494           0.88   1.29  -   2.59     15.19  -  16.22
      Van Kampen UIF
       Equity Growth
       (Class II) (ac)
        2004                     1,411    12.15 -   12.42      16,668           0.12   1.29  -   2.59      4.65  -   6.04
        2003 (ai)                  602    11.61 -   11.71       7,030           0.00   1.29  -   2.59     16.11  -  17.15
      Van Kampen UIF
       Global Franchise
       (Class II) (ad)
        2004                     2,482    13.34 -   13.64      32,544           0.15   1.29  -   2.59      9.85  -  11.31
        2003 (ai)                  758    12.14 -   12.25       9,257           0.00   1.29  -   2.59     21.43  -  22.51

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(am) For the period beginning January 1, 2003 and ended October 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
       Mid Cap Growth
       (Class II) (ae)
        2004                     1,348  $ 15.38 - $ 15.73  $   21,019           0.00%  1.29% -   2.59%    18.33% -  19.91%
        2003 (ai)                  785    13.00 -   13.12      10,262           0.00   1.29  -   2.59     30.00  -  31.16
      Van Kampen UIF
       Small Company
       Growth (Class II)
       (af)
        2004 (b)                 1,507    15.64 -   15.99      23,918           0.00   1.29  -   2.59     15.87  -  17.41
        2003 (ai)                1,035    13.50 -   13.62      14,062           0.00   1.29  -   2.59     35.01  -  36.21
      Van Kampen UIF U.S.
       Mid Cap Value
       (Class II) (ag)
        2004                     2,709    14.83 -   15.16      39,035           0.01   1.29  -   2.59     11.56  -  13.05
        2003 (ai)                1,356    13.29 -   13.41      18,124           0.00   1.29  -   2.59     32.90  -  34.08
      Van Kampen UIF
       U.S. Real Estate
       (Class II) (ah)
        2004 (b)                 3,417    17.17 -   19.02      62,735           1.60   1.29  -   2.69     34.32  -  90.22
        2003                     1,366    12.67 -   12.79      18,567           0.00   1.29  -   2.59     26.72  -  27.85
        2002 (ap)                   16    10.69 -   10.71         167           5.82   1.29  -   2.14      6.90  -   7.10

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
        2004                     8,736    11.92 -   12.32     106,501           0.86   0.70  -   2.30     15.05  -  16.94
        2003                     5,976    10.36 -   10.54      62,969           0.75   0.70  -   2.30     27.98  -  30.08
        2002                     2,807     8.09 -    8.10      23,160           0.77   0.70  -   2.30    -19.06  - -18.99
        2001                       272    11.89 -   12.00       3,254           0.00   1.25  -   1.65     -4.06  -  -3.68

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Domestic Income
        2002 (av)                    -      N/A -     N/A  $        -          15.62%  1.25% -   1.65%      N/A% -    N/A%
        2001                        65    11.36 -   11.47         746           4.74   1.25  -   1.65      8.16  -   8.60
      LIT Emerging Growth
        2004                     9,614     5.47 -    9.78      81,916           0.00   0.70  -   2.30      4.57  -   6.29
        2003                    11,683     5.15 -    9.36      95,881           0.00   0.70  -   2.30     24.42  -  26.46
        2002                    12,789     4.07 -    7.52      85,976           0.35   0.70  -   2.30    -32.96  - -24.80
        2001                    15,662     6.07 -    6.60     167,267           0.06   0.70  -   2.05    -33.99  - -31.97
      LIT Government
        2004                       182    10.88 -   11.00       1,997           4.50   1.25  -   1.65      2.46  -   2.87
        2003                       140    10.62 -   10.69       1,491           4.87   1.25  -   1.65      0.08  -   0.48
        2002 (au) (ao)             122    10.61 -   10.64       1,296           0.00   1.25  -   1.65      6.14  -   6.43
      LIT Money Market
        2004                       231    10.51 -   10.74       2,480           0.85   1.25  -   1.65     -0.85  -  -0.45
        2003                       278    10.60 -   10.79       2,989           0.60   1.25  -   1.65     -1.07  -  -0.68
        2002                       387    10.72 -   10.86       4,199           1.25   1.25  -   1.65     -0.44  -  -0.04
        2001                       279    10.76 -   10.87       3,032           3.48   1.25  -   1.65      1.98  -   2.39

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
       (Class II)
        2004 (e) (l)             1,774    11.20 -   14.27      21,143           0.00   0.70  -   2.59     11.92  -  11.97
        2003 (ai)                  288    12.75 -   12.86       3,687           0.00   1.29  -   2.59     27.50  -  28.64
      LIT Comstock
       (Class II)
        2004                    18,304    14.20 -   14.52     236,274           0.67   1.29  -   2.59     14.39  -  15.91
        2003                    12,466    12.42 -   12.53     137,393           0.47   1.29  -   2.59     24.15  -  25.25
        2002 (au)                4,821     8.01 -    8.05      38,762           0.00   1.35  -   2.20    -19.92  - -19.46

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(au) For period beginning May 1, 2002 and ended December 31, 2002
(av) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts
   (continued):
      LIT Emerging Growth
       (Class II)
        2004 (b)                 7,134  $ 12.22 - $ 12.45  $   63,974           0.00%  1.29% -   2.59%     4.01% -   5.40%
        2003                     6,797    11.75 -   11.85      54,406           0.00   1.29  -   2.59     17.49  -  18.53
        2002                     4,529     5.39 -    5.76      24,527           0.05   1.35  -   2.20    -34.12  - -33.56
        2001 (aw)                2,120     8.11 -    8.74      17,335           0.00   1.35  -   2.20    -18.94  - -12.60
      LIT Growth and Income
       (Class II)
        2004 (b)                 7,527    14.68 -   15.14     108,454           0.64   1.29  -   2.69     11.05  -  12.65
        2003                     4,387    12.31 -   12.42      56,398           0.00   1.29  -   2.59     23.14  -  24.23
        2002                        36     9.05 -    9.05         382           1.05   1.50  -   1.50     -9.50  -  -9.50
        2001 (ao)                    -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
      LIT Money Market
       (Class II)
        2004                     1,784     9.79 -    9.93      17,650           0.72   1.29  -   2.59     -2.06  -  -0.75
        2003 (an)                    -        -         -           -           0.00   0.00      0.00      0.00      0.00


(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(an) For the period beginning December 31, 2003 and ended December 31, 2003
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aw) For the period beginning May 17, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS

     In August 2004, the Boards of Directors of Allstate Life and Glenbrook Life approved the merger of Glenbrook Life into Allstate Life (the "Merger"). Glenbrook Life and Allstate Life consummated the Merger on January 1, 2005. Allstate Life is the surviving legal entity and Glenbrook Life no longer exists as an independent entity as a result of the Merger. In conjunction with the Merger, the Account merged with Glenbrook Life Multi-Manager Variable Account ("Multi-Manager VA") and Glenbrook Life and Annuity Company Separate Account A ("GLAC Separate Account A") and will be accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141, "Business Combinations". Collectively, the Account, Multi-Manager VA and GLAC Separate Account A are referred to as the "Separate Accounts". The Fixed Account of Glenbrook Life also merged on January 1, 2005 with the fixed account maintained by Allstate Life.

     At December 31, 2004, the Account, Multi-Manager VA and GLAC Separate Account A offered 165, 96 and 36 variable sub-accounts, respectively. Forty-two sub-accounts offered by the Account and Multi-Manager VA were invested in the same underlying funds. Five sub-accounts offered by GLAC Separate Account A and Multi-Manager VA were invested in the same underlying funds. Thirteen of the sub-accounts offered by GLAC Separate Account A and the Account were invested in the same underlying funds. Upon completion of the merger on January 1, 2005, the Account offered 237 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Separate Accounts did not change as a result of the merger. The table below presents a pro-forma listing of the net assets applicable to the sub-accounts giving effect to the merger as of December 31, 2004.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Aggressive Growth                 $                -   $           72,038   $       29,287,892   $       29,359,930
     AIM V. I. Balanced                                           -            4,642,128           56,739,488           61,381,616
     AIM V. I. Basic Value                                    9,246                    -           33,652,165           33,661,411
     AIM V. I. Blue Chip                                          -                    -           23,985,160           23,985,160
     AIM V. I. Capital Appreciation                      33,659,120           11,989,399           85,163,902          130,812,421
     AIM V. I. Capital Development                                -                    -           23,186,341           23,186,341
     AIM V. I. Core Equity                                3,001,868            3,474,133          116,081,862          122,557,863
     AIM V. I. Dent Demographics                             13,497                5,832           12,429,582           12,448,911
     AIM V. I. Diversified Income                         1,590,505            1,289,803           27,326,056           30,206,364
     AIM V. I. Government Securities                              -              683,916           40,704,540           41,388,456
     AIM V. I. Growth                                    17,528,220            2,557,840           64,207,860           84,293,920
     AIM V. I. High Yield                                         -            1,801,442           17,633,002           19,434,444
     AIM V. I. International Growth                       1,552,213              119,860           45,886,925           47,558,998
     AIM V. I. Mid Cap Core Equity                        2,426,102                    -           23,191,356           25,617,458
     AIM V. I. Money Market                                       -                    -           25,036,975           25,036,975
     AIM V. I. Premier Equity                            45,765,775            6,713,048          119,878,293          172,357,116
     AIM V. I. Technolog                                          -                    -            7,295,320            7,295,320
     AIM V. I. Utilities                                          -               21,452           11,581,592           11,603,044

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth Series II                        -                    -              594,230              594,230
     AIM V. I. Balanced Series II                                 -                    -            2,173,518            2,173,518
     AIM V. I. Basic Value Series II                     17,752,189                    -            3,115,837           20,868,026
     AIM V. I. Blue Chip Series II                                -                    -            1,084,671            1,084,671
     AIM V. I. Capital Appreciation Series II             6,761,877                    -              986,252            7,748,129
     AIM V. I. Capital Development Series II                      -                    -              420,643              420,643
     AIM V. I. Core Equity Series II                              -                    -              491,481              491,481
     AIM V. I. Dent Demographics Series II                        -                    -              300,555              300,555
     AIM V. I. Diversified Income Series II                       -                    -              757,806              757,806
     AIM V. I. Government Securities Series II                    -                    -            2,411,465            2,411,465
     AIM V. I. Growth Series II                                   -                    -              345,405              345,405
     AIM V. I. High Yield Series II                               -                    -              836,414              836,414
     AIM V. I. International Growth Series II                     -                    -              709,983              709,983
     AIM V. I. Mid Cap Core Equity Series II              2,533,889                    -            1,705,295            4,239,184
     AIM V. I. Money Market Series II                             -                    -            5,631,556            5,631,556
     AIM V. I. Premier Equity Series II                   3,828,760                    -              534,667            4,363,427
     AIM V. I. Technology Series II                               -                    -              144,474              144,474
     AIM V. I. Utilities Series II                                -                    -              455,948              455,948

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Proeduct Series Fund
     AllianceBernstein Growth                    $       49,045,897   $                -   $                -   $       49,045,897
     AllianceBernstein Growth & Income                  224,697,812                    -                    -          224,697,812
     AllianceBernstein Premier Growth                    43,142,161                    -                    -           43,142,161
     AllianceBernstein Small Cap Value                   25,975,968                    -                    -           25,975,968

American Century Variable Portfolios, Inc.
     American Century VP Balanced                                 -               61,633                    -               61,633
     American Century VP International                            -               62,743                    -               62,743

Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth Fund                     -              256,552                    -              256,552

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                                     -            2,143,582                    -            2,143,582

Dreyfus Variable Investment Fund
     VIF Growth & Income                                          -              372,934                    -              372,934
     VIF Money Market                                             -            1,199,876                    -            1,199,876
     VIF Small Company Stock                                      -               82,410                    -               82,410

Federated Insurance Series
     Federated Prime Money Fund II                                -            8,836,349                    -            8,836,349

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                       7,933,382            7,033,893                    -           14,967,275
     VIP Equity-Income                                            -            6,225,965                    -            6,225,965
     VIP Growth                                           5,259,272            5,672,859                    -           10,932,131
     VIP High Income                                      1,894,611            2,335,514                    -            4,230,125
     VIP Index 500                                        8,057,497            6,812,073                    -           14,869,570
     VIP Investment Grade Bond                            5,521,888                    -                    -            5,521,888
     VIP Overseas                                         2,037,453            1,005,303                    -            3,042,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)
     VIP Asset Manager Growth (Service Class 2)  $                -   $           31,685   $                -   $           31,685
     VIP Contrafund (Service Class 2)                             -            1,375,651                    -            1,375,651
     VIP Equity-Income (Service Class 2)                      2,399            3,421,758                    -            3,424,157
     VIP Growth (Service Class 2)                                 -              820,021                    -              820,021
     VIP High Income (Service Class 2)                            -            1,334,568                    -            1,334,568
     VIP Index 500 (Service Class 2)                              -            1,862,022                    -            1,862,022
     VIP Investment Grade Bond (Service
       Class 2)                                              25,464                    -                    -               25,464
     VIP Overseas (Service Class 2)                           7,172               61,780                    -               68,952

Franklin Templeton Variable Insurance Products
  Trust
     Franklin Large Cap Growth Securities                 1,849,878                    -                    -            1,849,878
     Franklin Growth and Income Securities               74,265,618                    -                    -           74,265,618
     Franklin High Income                                 8,292,944                    -                    -            8,292,944
     Franklin Income Securities                          31,764,441                    -                    -           31,764,441
     Franklin Small Cap                                   3,519,201              398,539                    -            3,917,740
     Franklin Small Cap Value Securities                 39,167,211                    -                    -           39,167,211
     Franklin Technology Securiteis                               -                    -                    -                    -
     Franklin US Government                               7,220,714                    -                    -            7,220,714
     Mutual Shares Securities                            76,611,138            1,538,147                    -           78,149,285
     Templeton Developing Markets Securities             14,590,934               40,548                    -           14,631,482
     Templeton Foreign Securities                        37,138,587              321,105                    -           37,459,692
     Templeton Global Income Securities                   2,997,709            1,802,382                    -            4,800,091
     Templeton Growth Securities                                  -            6,817,061                    -            6,817,061

Goldman Sachs Variable Insurance Trust
     VIT Capital Growth                                           -               82,716                    -               82,716
     VIT CORE Small Cap Equity                                    -              445,912                    -              445,912
     VIT CORE U.S. Equity                                         -              338,359                    -              338,359
     VIT Growth and Income                                        -                8,895                    -                8,895
     VIT International Equity                                     -               31,401                    -               31,401
     VIT Mid Cap Value                                            -                9,376                    -                9,376

Janus Aspen Series
     Capital Appreciation                                    18,890                    -                    -               18,890

Janus Aspen Series (Service Shares)
     Foreign Stock                                           38,377                    -                    -               38,377

Lazard Retirement Series, Inc
     Emerging Markets                                         9,358                    -                    -                9,358

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
     All Value                                   $        1,849,904   $                -   $                -   $        1,849,904
     Bond-Debenture                                       2,625,017                    -                    -            2,625,017
     Growth and Income                                    3,949,662                    -                    -            3,949,662
     Growth Opportunites                                    752,565                    -                    -              752,565
     Mid-Cap Value                                        4,573,758                    -                    -            4,573,758

MFS Variable Insurance Trust
     MFS Bond                                             3,437,670                    -                    -            3,437,670
     MFS Emerging Growth                                          -            2,925,935                    -            2,925,935
     MFS High Income                                        959,039                    -                    -              959,039
     MFS Investors Trust                                  2,845,169            1,033,239                    -            3,878,408
     MFS New Discovery                                    3,447,150              553,377                    -            4,000,527
     MFS Research                                                 -            1,983,488                    -            1,983,488
     MFS Utilities                                                -               96,108                    -               96,108

MFS Variable Insurance Trust (Service Class)
     MFS Emerging Growth (Service Class)                          -              704,344                    -              704,344
     MFS Investors Trust (Service Class)                          -              789,898                    -              789,898
     MFS New Discovery (Service Class)                        5,306            1,070,264                    -            1,075,570
     MFS Research (Service Class)                                 -              429,854                    -              429,854
     MFS Utilities (Service Class)                              146              635,044                    -              635,190

Morgan Stanley Variable Investment Series
     Aggressive Equity                                   36,091,030                    -                    -           36,091,030
     Dividend Growth                                    696,585,712                    -                    -          696,585,712
     Equity                                             511,428,457                    -                    -          511,428,457
     European Growth                                    167,620,425                    -                    -          167,620,425
     Global Advantage                                    22,062,533                    -                    -           22,062,533
     Global Dividend Growth                             201,476,062                    -                    -          201,476,062
     High Yield                                          46,919,424                    -                    -           46,919,424
     Income Builder                                      46,417,818                    -                    -           46,417,818
     Information                                          4,090,637                    -                    -            4,090,637
     Limited Duration                                    50,056,065                    -                    -           50,056,065
     Money Market                                       166,791,898                    -                    -          166,791,898
     Quality Income Plus                                276,599,874                    -                    -          276,599,874
     S&P 500 Index                                      122,995,932                    -                    -          122,995,932
     Strategist                                         325,335,650                    -                    -          325,335,650
     Utilities                                          157,839,934                    -                    -          157,839,934

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)          $       26,130,880   $                -   $                -   $       26,130,880
     Dividend Growth (Class Y Shares)                   132,692,555                    -                    -          132,692,555
     Equity (Class Y Shares)                            112,119,813                    -                    -          112,119,813
     European Growth (Class Y Shares)                    41,305,428                    -                    -           41,305,428
     Global Advantage (Class Y Shares)                   10,869,074                    -                    -           10,869,074
     Global Dividend Growth (Class Y Shares)             65,870,779                    -                    -           65,870,779
     High Yield (Class Y Shares)                         37,266,741                    -                    -           37,266,741
     Income Builder (Class Y Shares)                     46,473,158                    -                    -           46,473,158
     Information (Class Y Shares)                        12,763,255                    -                    -           12,763,255
     Limited Duration (Class Y Shares)                  120,213,202                    -                    -          120,213,202
     Money Market (Class Y Shares)                       85,984,232                    -                    -           85,984,232
     Quality Income Plus (Class Y Shares)               170,080,756                    -                    -          170,080,756
     S&P 500 Index (Class Y Shares)                     151,930,221                    -                    -          151,930,221
     Strategist                                          95,971,639                    -                    -           95,971,639
     Utilities                                           29,342,690                    -                    -           29,342,690

Neuberger & Berman Advisers Management Trust
     AMT Guardian                                                 -                9,831                    -                9,831
     AMT Mid-Cap Growth                                           -               28,268                    -               28,268
     AMT Partners                                                 -              139,906                    -              139,906

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                                -            2,955,618                    -            2,955,618
     Oppenheimer Bond                                     5,253,410                    -                    -            5,253,410
     Oppenheimer Balanced                                         -           12,084,259                    -           12,084,259
     Oppenheimer Capital Appreciation                     7,132,146            7,821,216                    -           14,953,362
     Oppenheimer Global Securities                        6,645,404            4,783,095                    -           11,428,499
     Oppenheimer High Income                              2,117,025                    -                    -            2,117,025
     Oppenheimer Main Street                                      -           10,776,866                    -           10,776,866
     Oppenheimer Main Street Small Cap Growth             4,484,107                    -                    -            4,484,107
     Oppenheimer Strategic Bond                                   -            7,815,547                    -            7,815,547

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (Service
  Class("SC"))
     Oppenheimer Aggressive Growth (SC)          $       13,793,546   $                -   $                -   $       13,793,546
     Oppenheimer Balanced (SC)                           35,401,428                    -                    -           35,401,428
     Oppenheimer Bond (SC)                                  687,384                    -                    -              687,384
     Oppenheimer Capital Appreciation (SC)               40,076,483                    -                    -           40,076,483
     Oppenheimer Global Securities (SC)                  27,890,132                    -                    -           27,890,132
     Oppenheimer High Income (SC)                        31,835,272                    -                    -           31,835,272
     Oppenheimer Main Street (SC)                        57,933,031                    -                    -           57,933,031
     Oppenheimer Main Street Small Cap Growth
      (SC)                                               29,516,472                    -                    -           29,516,472
     Oppenheimer Strategic Bond (SC)                     78,448,551                    -                    -           78,448,551

PIMCO Advisors Variable Insurance Trust
     OpCap Balanced                                           9,780                    -                    -                9,780
     OpCap Small Cap                                          1,926                    -                    -                1,926
     PEA Science and Technology                                 582                    -                    -                  582

PIMCO Variable Insurance Trust
     Foreign Bond                                             1,864                    -                    -                1,864
     Money Market                                            17,721                    -                    -               17,721
     PIMCO Total Return                                       1,295                    -                    -                1,295

Putnam Variable Trust
     VT American Government Income                       66,002,940                    -                    -           66,002,940
     VT Capital Appreciation                             17,376,314                    -                    -           17,376,314
     VT Capital Opportunities                             3,507,570                    -                    -            3,507,570
     VT Discovery Growth                                 19,285,920              854,262                    -           20,140,182
     VT Diversified Income                               91,198,261            1,195,363                    -           92,393,624
     VT Equity Income                                    21,401,747                    -                    -           21,401,747
     VT The George Putnam Fund of Boston                235,336,125                    -                    -          235,336,125
     VT Global Asset Allocation                          30,774,382                    -                    -           30,774,382
     VT Global Equity                                    57,171,548                    -                    -           57,171,548
     VT Growth and Income                               637,531,260              652,623                    -          638,183,883
     VT Growth Opportunities                             26,207,648              161,251                    -           26,368,899
     VT Health Sciences                                  79,100,607              745,203                    -           79,845,810
     VT High Yield                                      100,363,378                    -                    -          100,363,378
     VT Income                                          201,495,962                    -                    -          201,495,962
     VT International Equity                            247,462,666                9,401                    -          247,472,067
     VT International Growth and Income                  51,803,152                    -                    -           51,803,152
     VT International New Opportunities                  29,412,105                    -                    -           29,412,105

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Investors                                $      177,118,270   $                -   $                -   $      177,118,270
     VT Mid Cap Value                                     8,269,199                    -                    -            8,269,199
     VT Money Market                                     77,879,396                    -                    -           77,879,396
     VT New Opportunities                               128,470,658                    -                    -          128,470,658
     VT New Value                                       143,706,436              745,285                    -          144,451,721
     VT OTC & Emerging Growth                            34,312,633                    -                    -           34,312,633
     VT Research                                        104,559,846               77,343                    -          104,637,189
     VT Small Cap Value                                 176,588,005                    -                    -          176,588,005
     VT Utilities Growth and Income                      47,880,540                    -                    -           47,880,540
     VT Vista                                            98,090,013                    -                    -           98,090,013
     VT Voyager                                         386,064,936                    -                    -          386,064,936

Rydex Variable Trust
     Rydex OTC                                                   55                    -                    -                   55

Salomon Brothers Variable Series Funds Inc.
     Investors                                                7,811                    -                    -                7,811
     Variable All Cap                                         6,259                    -                    -                6,259

Scudder Variable Series I
     21st Century Growth                                          -              807,577                    -              807,577
     Balanced                                                     -            2,769,618                    -            2,769,618
     Bond                                                         -            1,351,132                    -            1,351,132
     Capital Growth                                               -            1,991,103                    -            1,991,103
     Global Discovery                                             -            1,767,630                    -            1,767,630
     Growth and Income                                            -            1,339,732                    -            1,339,732
     International                                                -              735,852                    -              735,852
     Money Market                                                 -              903,229                    -              903,229

Scudder Variable Series II
     Growth                                                       -              781,611                    -              781,611

STI Classic Variable Trust
     STI Capital Appreciation                               601,322           41,277,701                    -           41,879,023
     STI Growth & Income                                    905,570            4,304,143                    -            5,209,713
     STI International Equity                                36,597            5,675,992                    -            5,712,589
     STI Investment Grade Bond                            1,068,868           14,555,135                    -           15,624,003
     STI Mid-Cap Equity                                     443,459           12,116,741                    -           12,560,200
     STI Small Cap Value Equity                             548,175           11,314,639                    -           11,862,814
     STI Value Income Stock                                 669,710           34,869,773                    -           35,539,483

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity      $       43,013,304   $                -   $                -   $       43,013,304
     Van Kampen UIF Equity Growth                        69,607,508              441,167                    -           70,048,675
     Van Kampen UIF Fixed Income                                  -            2,892,396                    -            2,892,396
     Van Kampen UIF Global Value Equity                           -               41,421                    -               41,421
     Van Kampen UIF High Yield                              351,012                    -                    -              351,012
     Van Kampen UIF International Magnum                 34,028,495                    -                    -           34,028,495
     Van Kampen UIF Mid Cap Growth                       36,518,025                    -                    -           36,518,025
     Van Kampen UIF U.S. Mid Cap Value                  140,654,318              812,251                    -          141,466,569
     Van Kampen UIF U.S. Real Estate                     73,133,501              167,768                    -           73,301,269
     Van Kampen UIF Value                                         -              337,218                    -              337,218

The Universal Institutional Funds, Inc.
  (Class II)
     Van Kampen UIF Emerging Markets Debt
       (Class II)                                        17,170,732                    -                    -           17,170,732
     Van Kampen UIF Emerging Markets Equity
       (Class II)                                         8,467,470                    -                    -            8,467,470
     Van Kampen UIF Equity and Income
       (Class II)                                        23,296,056                    -                    -           23,296,056
     Van Kampen UIF Equity Growth  (Class II)            16,667,717                    -                    -           16,667,717
     Van Kampen UIF Global Franchise
       (Class II)                                        32,544,431                    -                    -           32,544,431
     Van Kampen UIF Mid Cap Growth  (Class II)           21,019,279                    -                    -           21,019,279
     Van Kampen UIF Small Company Growth
       (Class II)                                        23,918,179                    -                    -           23,918,179
     Van Kampen UIF U.S. Mid Cap Value
       (Class II)                                        39,035,145                    -                    -           39,035,145
     Van Kampen UIF U.S. Real Estate
       (Class II)                                        62,735,067                    -                    -           62,735,067

Van Kampen Life Investement Trust
     LIT Comstock                                       106,501,409                    -                    -          106,501,409
     LIT Emerging Growth                                 81,915,806                    -                    -           81,915,806
     LIT Government                                       1,997,073                    -                    -            1,997,073
     LIT Money Market                                     2,480,159                    -                    -            2,480,159

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                    21,143,161                    -                    -           21,143,161
     LIT Comstock (Class II)                            236,273,803                    -                    -          236,273,803
     LIT Emerging Growth (Class II)                      63,974,244                    -                    -           63,974,244
     LIT Gorwth and Income (Class II)                   108,454,462                    -                    -          108,454,462
     LIT Money Market (Class II)                         17,649,838                    -                    -           17,649,838
                                                 ------------------   ------------------   ------------------   ------------------

        Total net assets                         $    9,729,737,593   $      298,545,220   $      785,968,511   $  10,814,251,324
                                                 ==================   ==================   ==================   ==================

                                     PART C

                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

(2) Not Applicable.

(3) (a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

4) (a) Form of Contract and Certificate Amendments for the Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registration Statement (File No. 033-35412) dated November 12, 1999).

(b) Income Benefit Combination Rider 2 and Income and Death Benefit Combination Rider 2 (Incorporated herein by reference to Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-93871) dated March 2, 2000).

(c) Form of Contract Endorsement (reflecting Allstate as issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

(5) Form of Application for the Morgan Stanley Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registration Statement (File No. 033-35412) dated November 12, 1999).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

   (b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(7) Not Applicable.

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

   (b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871)dated January 28,
2000).

   (f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (g) LSA Variable Series Trust, dated May 1, 2002 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(9)(a) Opinion and Consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

     (b) Opinion and Consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-93871) dated April 30, 2002).

     (c) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

(10)(a) Consent of Independent Registered Public Accounting Firm filed herewith


(11) Not Applicable.

(12) Not Applicable.

(13) (a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registration Statement (File No. 033-35412) dated November 12, 1999).

     (b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

     (c)Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-93871) dated April 30, 2002).

     (d) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 1 to Registration Statement (File No. 333-102294) dated April 18,
2003).

(14) Not Applicable.

(99) (a) Powers of Attorney for John C. Lounds, Kevin R. Slawin, Michael J. Velotta and Thomas J. Wilson II (Incorporated herein by reference to Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

     (b) Powers of Attorney for Edward M. Liddy and Robert W. Pike (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-77605) dated April 28, 2000).

     (c) Power of Attorney for David A. Bird (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement (File No. 333-77605) dated April 29, 2002)

     (d) Powers of Attorney for Casey J. Sylla and Eric A. Simonson (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

     (e) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

     (f) Power of Attorney for Danny L. Hale (Previously filed in Post-Effective Amendment No. 1 to Registration Statement (File No. 333-102294) dated April 18,
2003).

     (g) Powers of Attorney for John C. Pintozzi and Douglas B. Welch filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS*                 DEPOSITOR OF THE ACCOUNT

David Andrew Bird                   Director and Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Director and Senior Vice President
Robert William Pike                 Director
John C. Pintozzi                    Director, Senior Vice President and
                                    Chief Financial Officer
Eric Allen Simonson                 Director, Senior Vice President and
                                    Chief Investment Officer
Kevin Rourke Slawin                 Director and Senior Vice President
Casey Joseph Sylla                  Director, Chairman of the Board and
                                    President
Michael Joseph Velotta              Director, Senior Vice President,
                                    General Counsel and Secretary
Douglas B. Welch                    Director and Senior Vice President
Thomas Joseph Wilson, II            Director
Joseph V. Tripodi                   Senior Vice President and Chief
                                    Marketing Officer
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Dennis Craig Gomez                  Vice President
Mary Jovita McGinn                  Vice President and Assistant
                                    Secretary
William Harrison Monie, Jr.         Vice President
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
Steven C. Verney                    Treasurer
Charles Calvin Baggs                Assistant Vice President
Nancy M. Bufalino                   Assistant Vice President and
                                    Assistant Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and
                                    Appointed Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Maria McNitt                        Assistant Vice President
Barry Sajowitz Paul                 Assistant Vice President and
                                    Assistant Treasurer
Robert A. Shore                     Assistant Vice President
Mary Springberg                     Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Sam DeFrank                         Assistant Vice President - Tax
                                    Counsel
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Joseph P. Rath                      Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Dave Simek                          Authorized Representative
Robert E. Transon                   Assistant Vice President and
                                    Illustration Actuary

The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 24, 2005 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS


As of January 31, 2005 there were 321 non-qualified contracts and 143 qualified contracts.


28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley DW Inc., is the principal underwriter for the following affiliated investment companies:


         Allstate Life Variable Life Separate Account A
         Allstate Life of New York Separate Account A

(b) The directors and officers of Morgan Stanley DW Inc., the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

Name and Principal Business                 Positions and Offices
Address* of Each Such Person                with Underwriter

John H. Schaefer                   President, Chief Executive Officer,
                                   Chief Operating Officer Director
                                   and Managing Director
Bruce F. Alonso                    Director and Managing Director
Mayree C. Clark                    Director and Managing Director
Stephen S. Crawford                Director
Michael R. Durbin                  Director and Managing Director
Raymond A. Harris                  Director and Managing Director
Donald G. Kempf, Jr.               Director
Phillip J. Purcell                 Director
Richard R. Sanchez                 Director and Managing Director
Steven C. Van Wyk                  Director and Managing Director
Frank Bianco                       Managing Director, Controller and
                                   Chief Financial Officer
Kirk Wickman                       Managing Director, General Counsel
                                   and Secretary
Jeffery L. Adams                   Managing Director
Ian Bernstein                      Managing Director
Margaret M. Black                  Managing Director
Michael A. Burke, Sr.              Managing Director
Ronald T. Carman                   Managing Director and Assistant Secretary
Edward Ciffone                     Managing Director
Scott R. Graflund                  Managing Director
Henry E. Kaplan                    Managing Director
William R. Kelly                   Managing Director
Stephen J. Liguori                 Managing Director
William A. McMahon                 Managing Director
James Mahon                        Managing Director
Thomas P. O'Brien                  Managing Director
Jack A. Palazzo                    Managing Director
Daniel Petrozzo                    Managing Director
Robert M. Santora                  Managing Director
Edward M. Sullivan                 Managing Director
George D. Sullivan                 Managing Director
Jeffery S. Swartz                  Managing Director
Benedict R. Tarantino              Managing Director
Todd R. Taylor                     Managing Director
Eileen S. Wallace                  Treasurer
Jacqueline T. Brody                Assistant Treasurer
Maryann Fappiano                   Assistant Treasurer
William J. Forsell                 Assistant Treasurer
Jai Sooklai                        Assistant Treasurer
Charlene R. Herzer                 Assistant Secretary
Susan M. Krause                    Assistant Secretary
William J. O'Shaughnessy, Jr.      Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.


(c) Compensation of Morgan Stanley DW Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2004.



 (1)                     (2)                   (3)             (4)                (5)
                        Net Underwriting
Name of Principal       Discounts and         Compensation     Brokerage
Underwriter             Commissions           on Redemption    Commissions     Compensation


Morgan Stanley DW Inc.    N/A                    N/A           $25,689,897         N/A


30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.


REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.


REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 1st, 2005


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           BY: /S/ MICHAEL J. VELOTTA
                              ---------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 1st day of April, 2005.



*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds

*/ROBERT W. PIKE              Director
------------------------
Robert W. Pike

*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.




                                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.             Description

(10)(a) Consent of Independent Registered Public Accounting Firm

(99)(g) Powers of Attorney for John C. Pintozzi and Douglas B. Welch